As filed with the Securities and Exchange Commission on December 15, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

             ☑  Pre-Effective Amendment No. 1                                                                           ☐  Post-Effective Amendment No. _____

(Check appropriate box or boxes)

Old Mutual Funds II
(Exact Name of Registrant as Specified in Charter)

720-200-7600
(Area Code and Telephone Number)

4643 South Ulster Street, Suite 600
Denver, Colorado 80237
(Address of Principal Executive Offices)

Julian F. Sluyters
4643 South Ulster Street, Suite 600
Denver, Colorado 80237
(Name and Address of Agent for Service)

Copies to:
William H. Rheiner, Esq.	Andra C. Ozols, Esq.
Stradley, Ronon, Stevens & Young, LLP	Old Mutual Capital, Inc.
2600 One Commerce Square	4643 South Ulster Street, Suite 600
Philadelphia, PA 19103	Denver, CO 80237
(215) 564-8082	(720) 200-7600

Approximate date of proposed public offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

No filing fee is due in reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.

OLD MUTUAL FUNDS II
ON BEHALF OF THE
OLD MUTUAL DEVELOPING GROWTH FUND

December 17, 2008

Dear Shareholder:

The Old Mutual Developing Growth Fund’s Board of Trustees (the “Board”) requests your vote on a proposal to reorganize the Old Mutual Developing Growth Fund (the “Developing Growth Fund”) into the Old Mutual Strategic Small Company Fund (the “Strategic Small Company Fund” and together with the Developing Growth Fund, the “Funds”).  If the reorganization is approved by shareholders, you will receive shares of the Strategic Small Company Fund equivalent in dollar value to your shares in the Developing Growth Fund at the time of the reorganization.

The Board’s recommendation to reorganize the Developing Growth Fund is based primarily on its compatibility with the Strategic Small Company Fund and economies of scale that may be achieved by combining the Funds. Both Funds are advised by Old Mutual Capital, Inc. and both Funds are sub-advised by Copper Rock Capital Partners, LLC.  Currently, Ashfield Capital Partners, LLC (“Ashfield”) serves as a sub-adviser to the Developing Growth Fund, and Eagle Asset Management, Inc. and Liberty Ridge Capital, Inc. (“Liberty Ridge”) serve as sub-advisers to the Strategic Small Company Fund.  Old Mutual Capital is proposing to shareholders of the Strategic Small Company Fund, by separate proxy, to replace Liberty Ridge with Ashfield as a sub-adviser to the Strategic Small Company Fund.  If the proposal is approved by Strategic Small Company Fund shareholders, Ashfield will replace Liberty Ridge and will begin providing sub-advisory services to the Strategic Small Company Fund on or about February 28, 2009 .

The Developing Growth Fund seeks to provide investors with long-term capital growth and the Strategic Small Company Fund seeks to provide investors with capital growth.  Both Funds seek to achieve their investment objectives by investing in small capitalization companies, and reorganizing the Developing Growth Fund into the Strategic Small Company Fund will enable you to maintain your exposure to small capitalization companies while also enabling you to potentially benefit from the Strategic Small Company Fund’s focus on investments in small capitalization companies with growth and value characteristics.

In addition to the foregoing, the Board recommends reorganizing the Developing Growth Fund so that shareholders may realize additional benefits such as equal or potentially lower expense ratios than the Developing Growth Fund’s current expense ratios.  Importantly, the reorganization is designed to be a tax-free reorganization, so you should not realize a tax gain or loss as a direct result of the reorganization.  Additional details about the proposed reorganization are described in the enclosed Proxy Statement.

This proposal will be presented to shareholders at a special meeting of shareholders to be held on February 27, 2009 in Denver, Colorado. This package contains important information about the proposal, a proxy, a business reply envelope permitting you to vote by mail and simple instructions on how to vote by phone or via the Internet.  We encourage you to read the entire Proxy Statement, which describes the proposal in detail.

THE DEVELOPING GROWTH FUND’S BOARD HAS CAREFULLY CONSIDERED THE PROPOSAL, BELIEVES THE PROPOSAL TO BE IN THE BEST INTERESTS OF DEVELOPING GROWTH FUND SHAREHOLDERS, AND UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PROPOSAL.

You can vote in one of four ways:

BY MAIL using the enclosed proxy card;

BY INTERNET through the website listed on your proxy card ;

BY TELEPHONE by calling the number indicated on your proxy card ; or

IN PERSON at the Special Meeting of Shareholders on February 27, 2009.

Your vote is extremely important, no matter how many shares you own.  If we do not receive sufficient votes to approve the proposal, we may have to send additional mailings or conduct telephone solicitations.  If you have any questions about the proposal, please call our proxy solicitor, Broadridge at 866-615-7269 .

Thank you for your response and we look forward to preserving your trust as a valued shareholder over the long term.

Sincerely,

[Missing Graphic Reference]
Leigh A. Wilson
Chairman
Old Mutual Funds II

OLD MUTUAL FUNDS II
Old Mutual Developing Growth Fund

NOTICE OF MEETING OF SHAREHOLDERS

To Be Held on February 27, 2009

4643 South Ulster Street, Suite 600
Denver, Colorado 80237

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of the Old Mutual Developing Growth Fund (the “Developing Growth Fund”) of Old Mutual Funds II (the “Trust”) will be held at the offices of Old Mutual Capital, Inc. (“Old Mutual Capital”) located at 4643 South Ulster Street, Suite 600, Denver, Colorado 80237 on February 27, 2009, at 10:30 a.m. Mountain Time (the “Special Meeting”), for the purpose of voting on the proposal set forth below and to transact such other business that may properly come before the Special Meeting, or any adjournments thereof:

Approval of a Plan of Reorganization that provides for the sale of assets and liabilities of the Developing Growth Fund to the Old Mutual Strategic Small Company Fund.

The proposal is discussed in greater detail in the attached Prospectus/Proxy Statement.  You are entitled to vote at the Special Meeting or any adjournments thereof if you owned shares of the Developing Growth Fund at the close of business on December 10, 2008.  If you attend the Special Meeting or any adjournments thereof, you may vote your shares in person.  Whether or not you intend to attend the Special Meeting or any adjournments thereof in person, you may vote in any of the following ways:

(1)	Mail: Vote, sign, date and return the enclosed proxy card(s) in the enclosed postage-paid envelope;

(2)
Telephone: Have your proxy card(s) available. Vote by telephone by calling the toll-free number on your proxy card(s) which is available 24 hours a day, 7 days a week. Enter the control number on the proxy card(s) (a confirmation of your telephone vote will be mailed to you); or

(3)
Internet: Have your proxy card(s) available. Vote on the Internet by accessing the website listed on your proxy card(s). Enter the control number from your proxy card(s). Follow the simple instructions found on the website.

By order of the Board of Trustees,

[Missing Graphic Reference]
Andra C. Ozols, Secretary
Old Mutual Funds II
Dated: December 17, 2008
Denver, Colorado

COMBINED PROSPECTUS AND PROXY STATEMENT
DECEMBER 17, 2008

Relating to the Acquisition of Assets of
OLD MUTUAL DEVELOPING GROWTH FUND

By and In Exchange for Shares of Beneficial Interest of
OLD MUTUAL STRATEGIC SMALL COMPANY FUND

EACH A SERIES PORTFOLIO OF
OLD MUTUAL FUNDS II
4643 South Ulster Street, Suite 600
Denver, Colorado 80237
888-772-2888

This document is being furnished to you in connection with the Special Meeting of Shareholders of Old Mutual Developing Growth Fund (the “Developing Growth Fund” or a “Fund” ), a series portfolio of Old Mutual Funds II, a Delaware statutory trust (“Old Mutual Funds II”), to be held at the offices of Old Mutual Capital, Inc., located at the address listed above, on February 27, 2009 at 10:30 a.m. Mountain Time (the “Special Meeting”).  At the Special Meeting, you will be asked to approve a plan of reorganization (the “Plan of Reorganization”) for the Developing Growth Fund and the consummation of the transactions described therein, as further described in this Combined Prospectus and Proxy Statement (“Prospectus/Proxy Statement”).

The Board of Trustees of Old Mutual Funds II, on behalf of the Developing Growth Fund, is soliciting this proxy.  This prospectus/proxy statement will first be mailed to shareholders on or about January 9, 2009.  The Board of Trustees of Old Mutual Funds II has unanimously approved the Plan of Reorganization as being in the best interests of Developing Growth Fund shareholders and recommends that you vote “FOR” the proposal.

The Plan of Reorganization provides for the acquisition of assets and liabilities of the Developing Growth Fund by the Strategic Small Company Fund and the reclassification of the issued and outstanding shares of the Developing Growth Fund into shares of the Old Mutual Strategic Small Company Fund (“Strategic Small Company Fund” or a “Fund” and together with the Developing Growth Fund, the “Funds”) based upon the net asset values of the two Funds (the “Reorganization”).  The Strategic Small Company Fund is also a series portfolio of Old Mutual Funds II.  Upon the consummation of the Reorganization, all of the assets and liabilities of the Developing Growth Fund will become assets and liabilities of the Strategic Small Company Fund, and Class A shares of the Developing Growth Fund will be reclassified as Class A shares of the Strategic Small Company Fund, Class C shares of the Developing Growth Fund will be reclassified as Class C shares of the Strategic Small Company Fund, Institutional Class shares of the Developing Growth Fund will be reclassified as Institutional Class shares of the Strategic Small Company Fund, and Class Z shares of the Developing Growth Fund will be reclassified as Class Z shares of the Strategic Small Company Fund.  The value of your account in the Strategic Small Company Fund immediately after the Reorganization will be the same as the value of your account in the Developing Growth Fund immediately before the Reorganization.

The investment objectives for the Developing Growth Fund and the Strategic Small Company Fund are similar in that the Developing Growth Fund seeks to provide investors with long-term capital growth and the Strategic Small Company Fund seeks to provide investors with capital growth.  Both Funds seek to achieve their investment objectives by investing in small capitalization companies.  While both Funds invest primarily in securities of small capitalization issuers, the Developing Growth Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small capitalization companies with growth characteristics at the time of purchase, and the Strategic Small Company Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small capitalization companies with growth prospects, value characteristics, or a combination of growth prospects and value characteristics.

The Developing Growth Fund generally invests in small capitalization companies with an average market capitalization below $2.3 billion, although it may invest in companies outside this range.  The Strategic Small Company Fund invests in small capitalization companies with market capitalizations similar to the companies in the Russell 2000 Index.  As of March 31, 2008, the Russell 2000 Index included companies with market capitalizations between $25 million and $6.8 billion.  For additional information regarding the Funds’ investment strategies, see the “Introduction - Comparison of Investment Objectives and Policies” section of this Prospectus/Proxy Statement.

This Prospectus/Proxy Statement sets forth concisely the information that you should know before voting on the Plan of Reorganization.  This Prospectus/Proxy Statement should be read in its entirety and retained for future reference.  The statement of additional information related to this Prospectus/Proxy Statement dated December 17, 2008, is available upon request and without charge by contacting Old Mutual Funds II at the address or telephone number above, and is hereby incorporated by reference.

Like shares of the Developing Growth Fund, shares of the Strategic Small Company Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency and involve risk, including the possible loss of the principal amount invested.

The current prospectus for Class A and Class C shares for the Funds dated July 28, 2008, as supplemented, and the current prospectus for Class Z and Institutional Class shares for the Funds dated December 9, 2008, as supplemented, together with the related statement of additional information for Class A, Class C, Institutional Class and Class Z shares for the Funds dated December 9, 2008, as supplemented, are on file with the Securities and Exchange Commission (the “SEC”).  The prospectuses, statement of additional information, as well as the most recent annual report and semi-annual report for Old Mutual Funds II are available without charge by writing to Old Mutual Funds II, P.O. Box 219534, Kansas City, Missouri 64121-9534, or by calling 888-772-2888.  The SEC maintains a website at http://www.sec.gov that contains the prospectuses and statement of additional information described above, material incorporated by reference, and other information about Old Mutual Funds II.  You can obtain additional information about the Funds on the Old Mutual Funds II website located at oldmutualfunds.com.

As with all mutual fund securities, the SEC has not approved or disapproved these securities or determined whether the information in this Prospectus/Proxy Statement is adequate or accurate.  Any representation to the contrary is a criminal offense.

[End of Front Cover Page]

OLD MUTUAL FUNDS II
Old Mutual Developing Growth Fund

INTRODUCTION
A.	Questions and Answers Regarding the Reorganization
B.	Comparison of Investment Objectives and Policies
C.	Comparison of Risk Factors
D.	Comparison of Pricing, Purchase and Redemption Policies, Sales Charges, and Distribution
E.	Comparison of Fees and Expenses
F.	Comparison of Performance
THE REORGANIZATION
A.	Information About The Reorganization
B.	Reasons for the Reorganization
C.	Federal Income Tax Consequences
D.	Other Conditions
E.	Shareholders’ Rights
F.	Capitalization
OTHER INFORMATION ABOUT THE FUNDS
A.	Investment Adviser and Sub-Advisers
B.	Portfolio Managers
C.	Financial Highlights
D.	Pending Litigation
E.	Additional Information About the Funds
OWNERSHIP OF FUND SHARES
LEGAL MATTERS
INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
VOTING INFORMATION
OTHER BUSINESS

APPENDIX I        Plan of Reorganization

INTRODUCTION

The “Introduction” section of this Prospectus/Proxy Statement provides a brief overview of the key features and other matters typically of interest to shareholders considering a proposed reorganization between mutual funds.  These responses are qualified in their entirety by the remainder of this Prospectus/Proxy Statement, which you should read carefully because it contains additional information and details regarding the proposed reorganization.  The description of the Reorganization is qualified by reference to the full text of the Plan of Reorganization, which is attached as Appendix I.

A.	Questions and Answers Regarding the Reorganization

Q.	WHAT IS BEING PROPOSED?

A.
The Plan of Reorganization provides for the sale of all the assets and liabilities of the Developing Growth Fund to the Strategic Small Company Fund and the reclassification of the issued and outstanding Developing Growth Fund shares into Strategic Small Company Fund shares.  If shareholders of the Developing Growth Fund approve the Plan of Reorganization and other closing conditions are satisfied, all of the assets and liabilities of the Developing Growth Fund will become the assets and liabilities of the Strategic Small Company Fund, and the issued and outstanding Class A, Class C, Institutional Class and Class Z shares of the Developing Growth Fund will be converted into Class A, Class C, Institutional Class and Class Z shares, respectively, of the Strategic Small Company Fund with an aggregate net asset value equal to the value of the Developing Growth Fund’s net assets immediately prior to the Reorganization.  The value of each Developing Growth Fund shareholder’s account in the Strategic Small Company Fund immediately after the Reorganization will be the same as the value of such shareholder’s account with Developing Growth Fund immediately prior to the Reorganization.

Q.	WHY IS THE REORGANIZATION IN THE BEST INTERESTS OF SHAREHOLDERS?

A.           The Board of Trustees (the “Board”) of Old Mutual Funds II, including each of the independent Trustees, determined that the Reorganization would be in the best interests of both Funds and their shareholders based on the following factors, among others:

•	The compatibility of the investment objectives and principal investment strategies of the two Funds.

•
The continuity of management given that Old Mutual Capital is the adviser to both Funds and Copper Rock Capital Partners, LLC (“Copper Rock”) is a sub-adviser to both Funds.  Currently, Ashfield Capital Partners, LLC (“Ashfield”) serves as a sub-adviser to the Developing Growth Fund, and Eagle Asset Management, Inc. (“Eagle”) and Liberty Ridge Capital, Inc. (“Liberty Ridge”) serve as sub-advisers to the Strategic Small Company Fund.  Old Mutual Capital is proposing to shareholders of the Strategic Small Company Fund, by separate proxy, to replace Liberty Ridge with Ashfield as a sub-adviser to the Strategic Small Company Fund.  If the proposal is approved by Strategic Small Company Fund shareholders, Ashfield will replace Liberty Ridge and will begin providing sub-advisory services to the Strategic Small Company Fund on or about February 28, 2009 .   If the proposal is not approved by shareholders of the Strategic Small Company Fund, Liberty Ridge will cease providing sub-advisory services to the Strategic Small Company Fund on or about March 31, 2009.   The Board and Old Mutual Capital would then determine what further action to take, which may include recommending a replacement sub-adviser or transferring the portion of the Fund’s assets sub-advised by Liberty Ridge to Copper Rock and Eagle .

•
Old Mutual Capital’s agreement to reduce the expense limitations for the Strategic Small Company Fund’s Class A, Class C, Class Z and Institutional Class shares to 1.55%, 2.30%, 1.30% and 1.05%, respectively, effective upon the consummation of the Reorganization and as a result, shareholders of the Strategic Small Company Fund will benefit from the lower expense limitations.

•	Equal or potentially lower total expense ratios for the combined Fund resulting from increased asset levels and corresponding economies of scale.

•
Old Mutual Capital’s belief that the combined Fund will have improved marketability based upon its historical performance record and thus will be better poised to attract new assets and enable shareholders to benefit from economies of scale.

•	The potential operating efficiencies that may result from combining the Funds.

•	The tax-free nature of the Reorganization for Federal income tax purposes, so shareholders should not realize a tax gain or loss as a direct result of the Reorganization.

Q.	WHAT IS THE RECOMMENDATION OF THE BOARD OF TRUSTEES?

A.	The Board recommends that you vote “FOR” the Reorganization.

Q.	DO THE FUNDS HAVE THE SAME INVESTMENT OBJECTIVE?

A.
The investment objectives for the Developing Growth Fund and the Strategic Small Company Fund are similar in that the Developing Growth Fund seeks to provide investors with long-term capital growth and the Strategic Small Company Fund seeks to provide investors with capital growth.

Q.	WHAT ARE THE PRIMARY DIFFERENCES IN THE INVESTMENT STRATEGIES AND RISKS OF THE FUNDS?

A.
While both Funds invest primarily in securities of small capitalization issuers, the Developing Growth Fund seeks to achieve its investment objective by investing in equity securities of small capitalization companies with growth characteristics at the time of purchase, and the Strategic Small Company Fund seeks to achieve its investment objective by investing in equity securities of small capitalization companies with growth prospects, value characteristics, or a combination of growth prospects and value characteristics.  This means that to the extent the Developing Growth Fund focuses its investments in small capitalization issuers with growth characteristics, it may be exposed to greater investment style risk because market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor.  The market may not favor the Developing Growth Fund’s growth style of investing, and the Developing Growth Fund’s returns may vary considerably from other equity funds using different investment styles.  On the other hand, blending growth and value investment styles may cause the Strategic Small Company Fund’s returns to be lower than returns of pure growth funds, such as the Developing Growth Fund, during periods when the market favors companies with growth characteristics.

Q.	HOW DO THE FUNDS COMPARE IN SIZE?

A.
As of September 30, 2008, the Developing Growth Fund’s net assets were $123.8 million and the Strategic Small Company Fund’s net assets were $22.4 million.  The asset size of each Fund fluctuates on a daily basis and the asset size of the Strategic Small Company Fund after the Reorganization may be larger or smaller than the combined assets of the Funds as of September 30, 2008.

Q.	WILL THE PROPOSED REORGANIZATION RESULT IN HIGHER INVESTMENT MANAGEMENT FEES OR OTHER FUND EXPENSES?

A.
The management fee for both Funds is 0.95% and will not change upon the closing date of the Reorganization, which is anticipated to occur the close of business on or about March 6, 2009 (the “Closing Date”).  In addition, Old Mutual Capital has agreed to reduce the expense limitations for the Strategic Small Company Fund’s Class A, Class C, Class Z and Institutional Class shares to 1.55%, 2.30%, 1.30% and 1.05%, respectively, effective upon the Closing Date, so that they are the same as the expense limitations currently in place for the Developing Growth Fund.  In addition, the projected gross total expense ratios of the Strategic Small Company Fund following the completion of the Reorganization are expected to be equal to or lower than the current expense ratios of the Developing Growth Fund for all share classes except Institutional Class shares, and contractual expense limitations will remain in place through at least December 31, 2009.

Q.	WHAT ARE THE TAX CONSEQUENCES OF THE PROPOSED REORGANIZATION?

A.
Legal counsel to the Developing Growth Fund and the Strategic Small Company Fund will issue an opinion to Old Mutual Funds II that the Reorganization will constitute a tax-free reorganization for Federal income tax purposes.  Thus, shareholders are not expected to be subject to Federal income taxes as a direct result of the Reorganization.

Q.	WILL THE SERVICES PROVIDED BY OLD MUTUAL CAPITAL CHANGE?

A.
No.  Old Mutual Capital manages the Developing Growth Fund and the Strategic Small Company Fund.  The custodian, transfer agent and distributor are also the same for both Funds.  Purchase, exchange and redemption privileges are also the same for both Funds.  Please consult your financial intermediary for information on any services provided by them to the Funds.

Q.	CAN I CONTINUE TO ADD TO MY DEVELOPING GROWTH FUND ACCOUNT?

A.	Yes. Developing Growth Fund shareholders may continue to make investments in the Developing Growth Fund until at least the date of shareholder approval (anticipated on February 27, 2009).

Q.	WHAT HAPPENS IF THE REORGANIZATION IS NOT APPROVED?

A.
Any shares you held in the Developing Growth Fund would remain Developing Growth Fund shares.  The Developing Growth Fund and the Strategic Small Company Fund would each continue to operate separately and the Board would determine what further action, if any, to take.

Q.	WILL EITHER FUND PAY FOR THE PROXY SOLICITATION, LEGAL AND OTHER COSTS ASSOCIATED WITH THE PROPOSED REORGANIZATION?

A.
The Funds will pay all costs and expenses associated with the Reorganization, subject to current expense limitations.  Costs associated with the Reorganization generally include printing and mailing costs, solicitation costs, legal costs, costs paid to the Funds’ independent registered public accounting firm, and other miscellaneous costs.  All costs and expenses associated with the Reorganization will be allocated between the Funds on a pro rata basis based on each Fund’s relative net assets.   The anticipated costs of the reorganization are approximately $51,196 .

Q.	IF APPROVED, WHEN WILL THE PROPOSED REORGANIZATION TAKE PLACE?

A.
If approved, the Reorganization will be effective the close of business on or about March 6, 2009, or as soon as reasonably practicable after shareholder approval is obtained.  Shortly after completion of the Reorganization, shareholders will receive a confirmation statement reflecting their new Strategic Small Company Fund account number and number of shares owned.

Q.	WHAT IF I WANT TO EXCHANGE MY SHARES FOR ANOTHER OLD MUTUAL FUND PRIOR TO THE REORGANIZATION?

A.
You may exchange your shares into other mutual funds advised by Old Mutual Capital (each an “Old Mutual Fund”) before the Closing Date by calling 888-772-2888 or contacting your financial intermediary.  If you choose to exchange your Developing Growth Fund shares for another Old Mutual Fund, your request will be treated as a normal exchange of shares and will be a taxable transaction unless your shares are held in a tax-deferred account, such as an IRA.  If you exchange your shares before the date of the Special Meeting or any adjournments thereof, you will still be asked to cast your vote on the Reorganization.

Q.	HOW MANY VOTES AM I ENTITLED TO CAST?

A.
Shareholders of record as of the close of business on December 10, 2008 (the “Record Date”) are entitled to vote at the Special Meeting.  You are entitled to one vote for each dollar (and a proportionate fractional vote for each fractional dollar) of net asset value of shares held in your name as determined as of the Record Date.

Q.	HOW CAN I VOTE MY SHARES?

A.
You are entitled to vote at the Special Meeting or any adjournments thereof if you owned shares of the Developing Growth Fund as of the close of business on December 10, 2008.  If you attend the Special Meeting or any adjournments thereof, you may vote your shares in person.  Whether or not you intend to attend the Special Meeting or any adjournments thereof in person, you may vote in any of the following ways:

(1)	Mail: Vote, sign, date and return the enclosed proxy card(s) in the enclosed postage-paid envelope;

(2)
Telephone: Have your proxy card(s) available. Vote by telephone by calling the toll-free number on your proxy card(s) which is available 24 hours a day, 7 days a week. Enter the control number on the proxy card(s) (a confirmation of your telephone vote will be mailed to you); or

(3)
Internet: Have your proxy card(s) available. Vote on the Internet by accessing the website listed on your proxy card(s). Enter the control number from your proxy card(s). Follow the simple instructions found on the website.

Q.	IF I VOTE MY PROXY NOW, CAN I CHANGE MY VOTE LATER?

A.
If you vote your proxy now, you may revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a notice of revocation to the Secretary of Old Mutual Funds II.  In addition, although mere attendance at the Special Meeting will not revoke a proxy, if you attend the Special Meeting you may withdraw your proxy and vote in person.

Q.	WHAT IS THE REQUIRED VOTE TO APPROVE THE PROPOSED REORGANIZATION?

A.
At the Special Meeting, a quorum being present, approval of the Reorganization requires the affirmative vote of a “majority of the outstanding voting securities” of the Developing Growth Fund as defined by the Investment Company Act of 1940, as amended (the “1940 Act”).  This means the affirmative vote of the lesser of: (a) 67% or more of the voting securities of Developing Growth Fund present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of Developing Growth Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of Developing Growth Fund.

Q.	WHOM SHOULD I CALL FOR ADDITIONAL INFORMATION ABOUT THIS PROSPECTUS/PROXY STATEMENT?

A.	Please call the proxy solicitor, Broadridge, at 866-615-7269 to obtain additional information regarding the proposed Reorganization.

B.	Comparison of Investment Objectives and Policies

The investment objectives of the Developing Growth Fund and the Strategic Small Company Fund are similar in that both Funds invest primarily in small capitalization companies.  The Developing Growth Fund seeks to provide investors with long-term capital growth by investing in equity securities of small capitalization companies with growth characteristics at the time of purchase, and the Strategic Small Company Fund seeks to provide investors with capital growth by investing in small capitalization companies with growth prospects, value characteristics, or a combination of growth prospects and value characteristics.  The Strategic Small Company Fund’s focus on companies with both growth and value characteristics may make that Fund less susceptible to investment style risk than the Developing Growth Fund, which focuses wholly on growth stocks.  However, this strategy may cause the returns of the Strategic Small Company Fund to be lower than returns of pure growth funds, such as the Developing Growth Fund, during periods when the market favors companies with growth characteristics.

The Developing Growth Fund generally invests in small capitalization companies with an average market capitalization below $2.3 billion, although it may invest in companies outside this range.  The Strategic Small Company Fund normally invests in small capitalization companies with market capitalizations similar to the companies in the Russell 2000 Index, which as of March 31, 2008, included companies with market capitalizations between $25 million and $6.8 billion.  The market capitalizations of the companies in the Funds’ portfolios and the Russell 2000 Index change over time and the Funds will not automatically sell or stop buying stock of a company they already own if the company’s market capitalization grows or falls out of the stated ranges.

Both Funds are advised by Old Mutual Capital and both Funds are sub-advised by Copper Rock.  Currently, Ashfield serves as a sub-adviser to the Developing Growth Fund, and Eagle Asset Management, Inc. and Liberty Ridge Capital, Inc. (“Liberty Ridge”) serve as sub-advisers to the Strategic Small Company Fund.  Old Mutual Capital is proposing to shareholders of the Strategic Small Company Fund, by separate proxy, to replace Liberty Ridge with Ashfield as a sub-adviser to the Strategic Small Company Fund.  If the proposal is approved by Strategic Small Company Fund shareholders, Ashfield will replace Liberty Ridge and will begin providing sub-advisory services to the Strategic Small Company Fund on or about February 28, 2009.  If the proposal is not approved by shareholders of the Strategic Small Company Fund, Liberty Ridge will cease providing sub-advisory services to the Strategic Small Company Fund on or about March 31, 2009. The Board and Old Mutual Capital would then determine what further action to take, which may include recommending a replacement sub-adviser or transferring the portion of the Fund’s assets sub-advised by Liberty Ridge to Copper Rock and Eagle .

Reorganizing the Developing Growth Fund into the Strategic Small Company Fund will enable you to maintain your exposure to small capitalization companies while also enabling you to potentially benefit from the Strategic Small Company Fund’s focus on investments in small capitalization companies with growth and value characteristics.

The annual portfolio turnover rate for the Developing Growth Fund was 198.93% for the fiscal year ended March 31, 2008.  The Strategic Small Company Fund’s portfolio turnover rate for the same period was 142.78%.  A fund with a higher rate of portfolio turnover will result in higher transaction costs and may result in additional taxes for shareholders as compared to a fund with less portfolio turnover.

C.	Comparison of Risk Factors

Each Fund may invest in various types of securities or use certain investment techniques to achieve its investment objective. The following is a summary of the principal risks associated with such securities and investment techniques. Additional information about these risks is included in the Funds’ prospectus. As with any security, an investment in either Fund involves certain risks, including loss of principal. An investment in the Funds is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency. The fact that a particular risk is not identified does not indicate that a Fund does not invest its assets in, or is precluded from investing its assets in, securities that give rise to that risk.

Similar Risk Factors of the Funds

Like all investments in securities, you risk losing money by investing in the Funds.  The main risks of investing in each Fund are as follows:

Stock Market Risk.  The value of the stocks and other securities owned by the Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The market may also fail to recognize a Sub-Adviser’s determination of an investment’s value or a Sub-Adviser may misgauge that value.

Small Company Risk.  The Funds invest primarily in small-capitalization companies.  While small-capitalization companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation.  The trading markets for securities of small-capitalization issuers may be less liquid and more volatile than securities of larger companies.  This means that the Funds could have greater difficulty buying or selling a security of a small-capitalization issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk.  Companies that have similar lines of business are grouped together in broad categories called industries.  Certain industries are grouped together in broader categories called sectors.  The Funds may focus their investments in certain industries within certain sectors, which may cause the Funds’ performance to be susceptible to the economic, business or other developments that affect those industries.

Primary Differences in Risk Factors of the Funds

Investment Style Risk.  Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor.  The market may not favor the Developing Growth Fund’s growth style of investing, and the Developing Growth Fund’s returns may vary considerably from other equity funds using different investment styles.

More information regarding the risks of investing in the Funds is included in the Old Mutual Funds II prospectus.

D.	Comparison of Pricing, Purchase and Redemption Policies, Sales Charges, and Distribution

Shares of the Developing Growth Fund and the Strategic Small Company Fund are distributed by Old Mutual Investment Partners (“OMIP” or the “Distributor”) , a wholly-owned subsidiary of Old Mutual Capital.   The Distributor receives no compensation for serving in such capacity, except as provided in separate distribution plans, adopted pursuant to Rule 12b-1 of the 1940 Act for each Fund’s Class A and Class C shares, and service plans which enable the Funds to directly and indirectly bear certain expenses relating to the distribution and sale of shares and services provided to shareholders.  Pursuant to 12b-1 plans, b oth the Developing Growth Fund and the Strategic Small Company Fund pay OMIP a service fee at an annual rate of 0.25% of the average daily net assets attributable to Class A shares and a distribution fee and service fee at an annual combined rate of 1.00% of the average daily net assets attributable to Class C shares.   Because these fees are paid out of the assets of Class A and Class C on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.   For more information on distribution and service fees, refer to the Old Mutual Funds II prospectus.

The Funds have the same procedures for calculating share price and valuing portfolio securities, and the same policies regarding excessive or short term trading.  These policies and procedures are described in the following sections.

Share Price

The price you pay for a share of a Fund and the price you receive upon selling or redeeming a share of a Fund is called the net asset value (“NAV”).  NAV per share class of a Fund is calculated by dividing the total net assets of each class of a Fund by the total number of the classes’ shares outstanding of that Fund.  NAV is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open. NAV is not calculated, and you may not conduct Fund transactions, on days the NYSE is closed (generally weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day).

Your purchase, exchange, or redemption of a Fund’s shares will be priced at the next NAV calculated after your request is received in good order by the Fund’s transfer agent or other Fund agents.  Shares begin to earn dividends on the first business day following the day of purchase.  Shares earn dividends until the day of redemption.  The NAV of your shares when redeemed may be more or less than the price you originally paid, depending primarily upon the Fund's investment performance.  If a Fund invests in another investment company, that Fund’s NAV is based in part on the NAV of the other investment companies in which the Fund invests.  The prospectuses for these other investment companies explain the circumstances under which they may use fair value pricing and its effects.

The Trust may enter into agreements with broker-dealers, financial institutions, retirement plan accounts, trading platforms, certain fee-based programs, or other service providers (“financial intermediaries”) that may include the Funds as an investment alternative in the programs they offer or administer.  If you buy shares through a financial intermediary, generally your order must be received by the financial intermediary and transmitted to OMIP or its designee by the close of regular trading on the NYSE in order for you to receive that day’s offering price.  Otherwise, the order will receive the offering price that is determined on the next day the NYSE is open.  The Trust and financial intermediaries reserve the right to reject customer orders that are incomplete or otherwise not in “good order.”  Financial intermediaries may also accept certain customer orders conditioned on the understanding that the orders may later be rejected in the event they cannot be transmitted to OMIP or its designee in a timely manner.  The Trust will be deemed to have received a purchase or redemption order from authorized financial intermediaries (“authorized financial intermediaries”) when the financial intermediary, or its authorized designee, accepts the order. The customer order will be priced at the Fund’s NAV next computed after such order is unconditionally accepted by an authorized financial intermediary or its authorized designee.

Valuing Portfolio Securities

The Funds use pricing services to determine the market value of the securities in their portfolios.  Except as discussed below, the Funds generally use the market price of securities as of the close of regular trading on the NYSE to value equity securities held in the Funds’ portfolios, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day.

Short-term investments in the Funds are priced at amortized cost, which approximates market value.  The market value of bonds is determined based on an evaluated price.  If a Fund holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates.  Because foreign markets may be open at different times than the NYSE, the price of a Fund’s shares may change on days when its shares are not available for purchase or sale.  If a market quotation is not readily available or is believed to be unreliable, the security is valued at fair value pursuant to procedures approved by the Board.

Fair Value Pricing

The Funds have fair value pricing procedures in place, and a Valuation Committee meets as necessary to value securities in appropriate circumstances that may include, but are not limited to, when a market price is believed to be unreliable, is unavailable, or if Fund assets have been affected by events occurring after the close of trading of a securities market, but before a Fund calculates its NAV.  By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market, a Fund attempts to establish a price that it might reasonably expect to receive upon its current sale of that security.  These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interest or other harm to shareholders.  In addition, fair value pricing is a helpful tool in preventing excessive short-term trading activity because it may make it more difficult for potentially disruptive shareholders to determine if pricing inefficiencies exist in a Fund’s securities.  The valuation assigned to fair valued securities for purposes of calculating the Fund's NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.  Although intended to do so, the fair value procedures may not always better represent the price at which the Fund could sell the fair valued security and may not always result in a more accurate NAV.

Policy Regarding Excessive or Short-Term Trading

While the Funds provide shareholders with daily liquidity, they are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity, market-timing, or other abusive trading practices.  Short-term trading, market-timing, or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, and may harm Fund performance.  In particular, frequent trading of Fund shares may:

•	cause a Fund to keep more assets in cash or cash equivalents than it otherwise would, causing the Fund to miss out on investment opportunities;
•	force a Fund to sell some of its investments sooner than it otherwise would in order to honor redemptions;
•	increase brokerage commissions and other portfolio transaction expenses if securities are constantly being bought and sold by a Fund as assets move in or out; or
•	dilute the value of Fund shares held by long-term shareholders.

The Trust, Old Mutual Capital, and their agents, will not knowingly permit investors to excessively trade the Funds, although no guarantees can be made that all such trading will be identified and restricted.  Purchase and sale orders may be received through financial intermediaries.  The Trust, Old Mutual Capital, and their agents cannot always know or reasonably detect short-term trading through financial intermediaries, or through the use of omnibus accounts by financial intermediaries.

To minimize harm to the Funds and their shareholders, the Trust, Old Mutual Capital, and their agents reserve the right to reject any purchase order, including exchange purchases, for any reason without prior notice.

The Board has adopted, and Old Mutual Capital and its affiliates (collectively, for purposes of this section Policy Regarding Excessive or Short-Term Trading, “Old Mutual Capital”) and their agents have implemented the following tools designed to discourage excessive short-term trading in the Funds:

•	trade activity monitoring;
•	trading guidelines for certain retail mutual funds advised by Old Mutual Capital;
•	a redemption/exchange fee on short-term trades in certain retail mutual funds advised by Old Mutual Capital; and
•	selective use of fair value pricing.

These tools are described in more detail below except fair value pricing, which is described above.  Although these tools are designed to discourage short-term trading, none of these tools alone nor all of them taken together eliminate the possibility that short-term trading activity in the Funds will occur.  Moreover, each of these tools other than the redemption/exchange fee involves judgments that are inherently subjective.  Old Mutual Capital and its agents seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.  For purposes of applying these tools, Old Mutual Capital and its agents may consider an investor’s trading history in the retail mutual funds advised by Old Mutual Capital (together referred to as the “Old Mutual Funds”), other funds, and accounts under common ownership, influence or control.  Old Mutual Capital and the Funds may modify these procedures in response to changing regulatory requirements or to enhance the effectiveness of the procedures.

Trade Activity Monitoring

The Trust or its agent has entered into a shareholder information agreement with each of its Financial Intermediaries, as such term is defined by Rule 22c-2 under the Investment Company Act of 1940, as amended, pursuant to which such Financial Intermediaries are obligated to provide individual shareholder transaction information to the Trust or its agents for the purpose of monitoring individual shareholder trading activity.  Old Mutual Capital and its agents monitor selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, Old Mutual Capital or one of its agents determines that a shareholder has engaged in excessive short-term trading, it will (i) advise the shareholder or use its best efforts to work with the Financial Intermediary that holds the account to inform the shareholder that he or she must stop such activities, and (ii) use its best efforts to refuse to process purchases or exchanges in the shareholder’s account other than exchanges into an affiliated money market fund (if available).  Determining whether a shareholder has engaged in excessive short-term trading involves judgments that are inherently subjective.  In making such judgments, Old Mutual Capital and its agents seek to act in a manner that they believe is consistent with the best interests of Old Mutual Fund shareholders.

The ability of Old Mutual Capital and its agents to monitor trades that are placed by the underlying shareholders of omnibus accounts that are held by intermediaries other than Financial Intermediaries (“Second-Tier Intermediaries”) may be limited because Second-Tier Intermediaries may choose not to disclose individual shareholder transaction information, or may not disclose such information in a timely manner upon the Trust’s request.  Old Mutual Capital and its agents rely on Financial Intermediaries and the willingness, ability and rights of Second-Tier Intermediaries to monitor trading activity in omnibus accounts and/or enforce the Funds’ excessive short-term trading policy.  Old Mutual Capital and its agents will attempt to apply the excessive short-term trading policy uniformly to all accounts.

Trading Guidelines

If a shareholder exceeds four exchanges out of an Old Mutual Fund (other than the Old Mutual Cash Reserves Fund) per calendar year, or if the Trust, Old Mutual Capital, or one of their agents, determines that a shareholder’s short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), the Trust will not knowingly accept any additional purchase and exchange orders from such shareholder.  The Trust, Old Mutual Capital, and their agents may accept exchanges that are detected under these guidelines if they believe that such transactions are not short-term trading activity, for legitimate trading purposes and consistent with the best interests of long-term shareholders. Using the proceeds from the redemption of shares of one Old Mutual Fund to purchase shares of one or more other Old Mutual Funds is considered a single exchange.  The Trust may permit exceptions to the four exchange limit for wrap accounts that can demonstrate they are following a bona fide asset allocation program.

Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for purposes of this policy and may be rejected in whole or in part.  Transactions accepted by a financial intermediary in violation of the short-term trading policy are not deemed accepted by the Fund and may be cancelled or revoked.  Old Mutual Capital and its agents may also suspend or terminate a shareholder’s exchange privileges if a shareholder engages in a disruptive pattern of exchanges.  The Trust and Old Mutual Capital also reserve the right to delay delivery of redemption proceeds for up to 7 days or to honor certain redemptions with securities rather than cash.

Redemption/Exchange Fee

The Funds impose a 2.00% redemption/exchange fee on total redemption proceeds before applicable deferred sales charges of any shareholder redeeming shares, including redemption by exchange, of the Funds within 10 calendar days of their purchase.  The Funds will impose a redemption/exchange fee to the extent that the number of Fund shares redeemed exceeds the number of Fund shares that have been held for more than 10 calendar days.  In determining how long shares of a Fund have been held, Old Mutual Capital assumes that shares held by the investor for the longest period of time will be sold first.  A Fund will retain the redemption/exchange fee for the benefit of the remaining shareholders.  Due to operational requirements, certain financial intermediaries’ methods for tracking and calculating the fee may differ in some respects from the Funds’ methods for tracking and calculating the fee.

The Funds charge the redemption/exchange fee to discourage market-timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements, to help minimize the impact the redemption or exchange may have on the performance of a Fund, to facilitate Fund management, and to offset certain transaction costs and other expenses a Fund incurs because of the redemption or exchange.

The Funds will not charge the 2.00% redemption/exchange fee on transactions involving the following:

•
total or partial redemptions of shares by omnibus accounts maintained by financial intermediaries such as broker-dealers and retirement plans and their service providers that do not have the systematic capability to process the fee;

•
total or partial redemptions of shares by omnibus accounts maintained by financial intermediaries such as broker-dealers and retirement plans and their service providers that have negotiated pre-existing legal covenants and agreements with the Funds to waive or not to impose the fee;

•	total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the Funds or a financial intermediary;

•	redemptions of shares from employer-sponsored retirement plans, such as 401(k) plans, which are made in connection with the withdrawal of an entire plan from a Fund;

•	certain broker wrap fee and other fee-based programs;

•	redemptions initiated by a Fund, as permitted in the prospectus; or

•
redemptions by the Old Mutual Asset Allocation Portfolios (each of which is a “fund of funds” that primarily invests in shares of Old Mutual Funds) or by other asset allocation or target date funds advised by Old Mutual Capital.

There is no guarantee that the Trust will be successful in its efforts to enforce its redemption/exchange fee.

Certain financial intermediaries such as broker/dealers, banks, insurance companies and retirement plan administrators may impose frequent trading restrictions that differ from the Funds’ frequent trading restrictions, if such frequent trading restrictions are deemed by Old Mutual Capital or its agents to sufficiently protect Fund shareholders.  Please contact your broker/dealer, bank, insurance company or retirement plan administrator to determine what frequent trading restrictions may apply to your account.

Share Classes

The Funds offer the same share classes.  These share classes are described below.

The Trust offers four classes of shares:  Class A, Class C, Class Z and Institutional Class.  Each class represents investments in the same portfolio of securities of a Fund and has the same rights and privileges as the other share classes of that Fund, except that:  (i) each class may be subject to different sales charges (loads); (ii) each class may be subject to different distribution fees, which, if applicable, are paid pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act; (iii) each class is subject to different service fees, which, if applicable, are paid pursuant to a service plan which may be adopted under Rule 12b-1 of the 1940 Act; (iv) exchanges are generally not permitted between the various share classes but only among the same class; and (v) each class may have exclusive voting rights with respect to matters affecting only that class.  When choosing a share class, you should consult your financial adviser as to which class is most suitable for you.  Below is a summary of certain features of the share classes.

You will not pay a sales charge in connection with the acquisition of the Strategic Small Company Fund shares pursuant to the Reorganization.  In addition, the holding period for purposes of calculating any contingent deferred sales charge applicable to Class A or Class C shares of the Strategic Small Company Fund received pursuant to the Reorganization will be the date of original purchase of the corresponding Class A or Class C shares of the Developing Growth Fund and not the date of the Reorganization.

Sales Charges

The Funds impose the same sales charges, which are described below.

	CLASS A	CLASS C	CLASS Z	INSTITUTIONAL CLASS
Initial Sales Charge	up to 5.75%	None	None	None

CDSC	None (except on redemptions of certain large purchases held for less than one year)	1.00% on redemption within one year	None	None

Distribution and Service Fees	0.25%	1.00%	None	None

Dividends	Generally higher than Class C due to lower annual expenses	Generally lower than Class A due to higher annual expenses	Generally higher than Class A due to lower annual expenses	Generally higher than Class Z due to lower annual expenses

Typical Shareholder	Generally more appropriate for long-term investors	Generally more appropriate for shorter-term investors	Generally more appropriate for shorter-term investors	Generally more appropriate for shorter-term investors

Class A Shares

A sales charge may be imposed on the purchase of Class A shares of a Fund (initial sales charge).  You may be eligible to pay a reduced initial sales charge or none at all, as described below.  The term Public Offering Price used below includes a Fund’s NAV plus any applicable initial sales charge.  The sales charge information in this section of the Prospectus can also be accessed, free of charge, at oldmutualfunds.com.

Class A shares of are currently sold with an initial sales charge ranging from 5.75% to 2.00% of the offering price on purchases of up to $1 million.

	Investor’s Initial Sales Charge

Amount of Investment in a	As a Percentage of the Public	As a Percentage of the Net
Single Transaction	Offering Price	Amount Invested

Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	0%	0%

Certain investors may be eligible to purchase Class A shares at NAV and not pay an initial sales charge.  Other investors may be eligible for a reduced initial sales charge on purchases of Class A shares.  Below are the various ways that investors may qualify for a reduction or elimination of initial sales charges on purchases of Class A shares.  The statement of additional information contains more detail on how to qualify for certain of these reductions or eliminations of initial sales charges.

Class A Purchases Not Subject to Initial Sales Charges

You will not pay initial sales charges:

•
On purchases of $1 million or more Class A shares of a Fund.  However, redemptions of Class A shares of a Fund purchased at NAV may result in your paying a CDSC if such shares are redeemed within one year of purchase.  See “Class A - Contingent Deferred Sales Charges” below.

•
On additional purchases of one or more Funds that result in account balances of Class A shares of the Funds totaling $1 million or more.  However, redemptions of Class A shares of a Fund purchased at NAV may result in your paying a CDSC if such shares are redeemed within one year of purchase.  See “Class A - Contingent Deferred Sales Charges” below.

•	On shares purchased by reinvesting dividends and distributions.

•	On purchases of the Old Mutual Cash Reserves Fund.

•	When exchanging shares among Old Mutual Funds with the same or higher initial sales charges. See “Exchanges Between Funds” below for more information on exchanges between funds.

•
When using the reinstatement privilege, which allows you to reinvest all or part of the proceeds from a previous redemption of Old Mutual Fund shares.  See the statement of additional information for more information on the reinstatement privilege.

•	When a merger, consolidation or acquisition of assets of a Fund occurs.

•	If you are Old Mutual Capital, an affiliated company of Old Mutual Capital, or a sub-adviser and you purchase your shares directly through the Distributor.

•	If you are an employee benefit plan established for employees of Old Mutual Capital, sub-adviser or their affiliates.

•	If you are a discretionary advised client of Old Mutual Capital or its affiliates.

•
If you are a registered representative or employee of selected dealers who have entered into agreements with the Distributor (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the Funds) or any member of the immediate family (including spouse and children) of any such person, provided that purchases at NAV are permitted by the policies of, and are made through, such person’s employer.

•	If you are a financial institution trust department investing an aggregate of up to $1 million in Class A shares of Old Mutual Funds (excluding the Old Mutual Cash Reserves Fund).

•
If you are a managed account (wrap) program for the benefit of clients of broker-dealers and financial institutions or financial planners adhering to certain standards established by the Trust that provides asset allocation or similar specialized investment services or investment company transaction services for their customers, that charges a minimum annual fee for such services, and that has entered into an agreement with the Distributor or a clearing agent that has an agreement with the Distributor with respect to its use of the Funds in connection with such services.

•
If you are a pension, profit-sharing or other employee benefit plan created pursuant to a plan qualified under Section 401 of the Internal Revenue Code (the “Code”) or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code.  See the statement of additional information for applicable restrictions.  Participants in such plans that establish one or more separate accounts with a Fund may include, for purposes of determining any applicable reductions of initial sales charges, only the participants’ individual investments in the plans.

•
If you are an individual or entity with substantial business relationship with the Trust, Old Mutual Capital or their affiliates, as determined by a Vice President or more senior officer of the Trust or Old Mutual Capital, and you purchase your shares directly through the Distributor.

Class A Purchases Eligible for Reductions of Initial Sales Charges

In addition to the above described reductions in initial sales charges for purchases over a certain dollar amount, you may also be eligible to participate in one or more of the programs described below to lower your initial sales charge.  To be eligible to participate in these programs, you must inform your broker-dealer or financial adviser at the time you purchase shares that you would like to participate in one or more of the programs and provide information necessary to determine your eligibility to participate, including the account number(s) and names in which your accounts are registered at the time of purchase.  In addition, OMF II may request account statements if it is unable to verify your account information.

Rights of Accumulation.  Purchases of new Class A shares may be combined with Class A shares of all Old Mutual Funds (except the Old Mutual Cash Reserves Fund) that you previously purchased for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases.  The applicable initial sales charge for the new purchase is based on the amount of your current purchase and the current value of all Class A shares of Old Mutual Funds (except the Old Mutual Cash Reserves Fund) that you own.  See the statement of additional information, available from Old Mutual Capital, for more information on rights of accumulation.

Letters of Intent.  Under a Letter of Intent (“LOI”), you commit to purchase a specified dollar amount of Class A shares of one or more Old Mutual Funds (except the Old Mutual Cash Reserves Fund) during a thirteen-month period.  The amount you agree to purchase determines the amount of the initial sales charge you will pay.  If you fail to purchase the full amount of your commitment in the LOI within the thirteen-month period, your account will be adjusted to the higher initial sales charge for the amount actually invested.  See the statement of additional information, available from Old Mutual Capital, for more information on LOIs.

Concurrent Purchases.  You may combine the amount invested in simultaneous purchases of Class A and Class C shares of two or more Old Mutual Funds (except the Old Mutual Cash Reserves Fund) to determine your Class A sales charge.

Purchasers Qualifying for Reductions of Initial Sales Charges

Only certain persons or groups are eligible for the reductions in initial sales charges described in the preceding section.  These qualified purchasers include the following:

Individuals.

•	An individual, his or her spouse, or children residing in the same household.

•	Any trust established exclusively for the benefit of an individual.

Trustees and Fiduciaries.

•	A trustee or fiduciary purchasing for a single trust, estate or fiduciary account, and

Other Groups.

•
Any organized group of persons, whether or not incorporated, purchasing Class A shares of one or more Old Mutual Funds, provided that (i) the organization has been in existence for at least six months; and (ii) the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders at the time of purchase and, if necessary, support their qualification for the reduced charge with appropriate documentation.  Appropriate documentation includes, without limitation, account statements regarding Class A shares of  Old Mutual Funds held in all accounts (e.g., retirement accounts) by the investor, and, if applicable, his or her spouse and children residing in the same household, including accounts at broker-dealers or other financial intermediaries different than the broker-dealer of record for the current purchase of Fund shares.  The Distributor reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing, to the reduced initial sales charge.  No person or entity may distribute shares of any Fund without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

Class A - Contingent Deferred Sales Charges

A CDSC will apply to purchases of $1 million or more of Class A shares that are redeemed within 12 months of the date of purchase, other than to purchases of the Old Mutual Cash Reserves Fund.  This charge will be of based on the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gain distributions) or the total original cost of such shares and will be charged at 1% of Class A shares purchased at NAV on all purchases of $1 million or more, other than to purchases of the Old Mutual Cash Reserves Fund.  In determining whether a CDSC is payable, and the amount of any such charge, shares not subject to the CDSC are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase.  No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 12 months of the date the shares were originally purchased.

The CDSC will be waived on redemptions of shares purchased by an investor in amounts of $1 million or more under the following circumstances:

•
where such investor’s dealer of record, due to the nature of the investor’s account, notifies the Distributor prior to the time of investment that the dealer waives the payments otherwise payable to the dealer;

•	on purchases made in connection with the reinvestment of dividends and distributions from a Fund;

•	on exchanges of shares of certain other Old Mutual Funds (see the statement of additional information for more information on the exchange privilege);

•
on redemptions of Class A shares of the Old Mutual Cash Reserves Fund acquired through direct purchase; however, if you acquired Class A shares of the Old Mutual Cash Reserves Fund through an exchange of Class A shares of another Old Mutual Fund, you may be subject to a CDSC upon redemption;

•
When using the reinstatement privilege, which allows you to reinvest all or part of the proceeds from a previous redemption of Old Mutual Fund shares (see the statement of additional information for more information on the reinvestment privilege); or

•	on purchases made in connection with a merger, consolidation or acquisition of assets of a Fund.

Class C Shares

Class C shares are not subject to an initial sales charge but may be sold with a CDSC.  Class C shares of each Fund are currently sold with a CDSC of 1% on shares redeemed within one year of purchase.  Shares of the Funds redeemed after one year will not pay a CDSC.

The overall cost per share of investing in Class C shares in amounts greater than $1,000,000 is generally higher than the comparable cost of investing in similar dollar amounts of Class A shares.  Accordingly, the Trust will refuse an investor’s order to purchase additional Class C shares when, to the knowledge of the Distributor, the value of all Class C shares of Old Mutual Funds in all of the investor’s related accounts exceeds $1,000,000.  For purposes of this policy, “related accounts” refers to the accounts that may be aggregated for purposes of purchasing Class A shares with a reduced initial sales charge. In no event will the Trust honor an order to purchase more than $1,000,000 of Class C shares of the Old Mutual Funds.

Class C - Contingent Deferred Sales Charges

The CDSC on Class C shares may be waived:

•	on total or partial redemptions where the investor’s dealer of record notified the Distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable;

•	If you redeem shares acquired through reinvestment of dividends and distributions;

•	On increases in the NAV of your shares;

•
When using the reinstatement privilege, which allows you to reinvest all or part of the proceeds from a previous redemption of Old Mutual Fund shares (see the statement of additional information for more information on the reinstatement privilege);

•	Upon the death of the shareholder or plan participant (if you present a death certificate for the applicable shareholder or plan participant);

•
Upon the post-purchase disability (as defined in Section 72(m)(7) of the Code) of the shareholder or plan participant (if such shareholder or plan participant provides a physician’s certification of such disability and such certification is acceptable in form and substance to the Trust).  Pursuant to Section 72(m)(7) of the Code, an individual shall be considered to be disabled if she is unable to engage in any substantially gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration;

•	on required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70½;

•
on redemptions through a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 10% of the value of the shareholder’s investment in Class C shares at the time the  shareholder elects to participate in the Systematic Withdrawal Plan; or

•	on the liquidation of a shareholders account by the Trust for failure to maintain the required minimum account balance.

There may be other situations when you may be able to purchase or redeem Class A or Class C shares at reduced or without sales charges.  Consult the statement of additional information, available from Old Mutual Capital, for details.

Computing a Contingent Deferred Sales Charge

The CDSC on redemptions of Class A and Class C shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions.  In determining whether to charge a CDSC, the Trust will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

Purchase Procedures

The purchase and redemption procedures are the same for both Funds and are described below.

You may purchase Class A and Class C shares of each Fund through select broker-dealers or other financial institutions that are authorized to sell you shares of the Funds.  Eligible investors may purchase Class Z and Institutional Class shares of each Fund directly through the Funds’ transfer agent or through select financial intermediaries that are authorized to sell you shares of the Funds.  Such financial institutions or financial intermediaries may charge you a fee for this service in addition to each Fund’s public offering price.

Purchases of shares of each Fund may be made on any day on which the NYSE is open for business.  For your purchase order to be effective on the day you place your order with your broker-dealer or other financial institution, the broker-dealer or financial institution must receive your order before 4:00 p.m. Eastern Time and promptly transmit the order to the Funds.  The broker-dealer or financial institution is responsible for promptly transmitting purchase orders to the Funds so that you may receive the same day’s NAV.  If you purchase shares directly through the Funds’ transfer agent, your order must be received before 4:00 p.m. Eastern Time for your purchase order to be effective on the day you place your order.  The price per share you will pay to invest in a Fund is its NAV next calculated after the transfer agent or other authorized representative accepts your order, plus any applicable initial sales charge.

Eligible Investors

Class Z shares may only be purchased through certain brokers, dealers, registered investment advisers, and tax deferred plans that are authorized to sell and/or service Class Z shares of a Fund, except that:  (1) persons or entities who are the beneficial owners of, and who have continuously maintained since June 4, 2007, an investment in Class Z shares of any retail mutual fund currently advised by Old Mutual Capital (“Grandfathered Investment”) and any person or entity listed in the account registration of a Grandfathered Investment, such as joint owners, trustees, custodians, and designated beneficiaries; and (2) employees of Old Mutual Capital and OMIP, trustees/directors of any mutual fund currently advised by Old Mutual Capital, fund counsel to any mutual fund currently advised by Old Mutual Capital, and their immediate families may continue to purchase Class Z shares in any applicable manner.  Class Z shares will not be available to new shareholders through direct purchase, including retail no-transaction-fee (NTF) platforms, after June 4, 2007.

The following investors (eligible investors) qualify to purchase Institutional Class shares with a minimum initial investment of at least $1 million in a Fund:

•	A bank, trust company, or other type of depository institution purchasing shares for its own account;

•	An insurance company, registered investment company, endowment, or foundation purchasing shares for its own account;

•	Pension or profit sharing plans or the custodian for such a plan; and

•	Qualified or non-qualified employee benefit plans.

Other institutional investors may be eligible to purchase Institutional Class shares at the discretion of Old Mutual Capital.  Eligible investors may purchase Institutional Class shares with a minimum initial investment of $100,000 in a Fund provided they sign an LOI, committing them to increase that investment to a minimum investment of $1 million in that Fund within twelve months.  Old Mutual Capital reserves the right to change the amount of Institutional Class investment minimums from time to time or to waive them in whole or in part for certain investors or groups of investors.  If you are an eligible investor and do not invest at least $1 million in a Fund within twelve months, you will cease to be an eligible investor and the Fund may convert your Institutional Class shares to Class Z shares, if available.  If Class Z shares are not offered by the Fund, the Fund may convert your Institutional Class shares to Class A shares at net asset value, if available.  The Fund shall notify you of any proposed conversion so that you may increase your Institutional Class account balance to the required minimum.

The Funds also reserve the right to close Institutional Class accounts that do not meet the investment minimum, unless solely as a result of depreciation in share value.  If the Fund closes your account, it will redeem your shares and send you the cash proceeds.   If you hold Institutional Class shares directly with a Fund, you may receive notice prior to the closure of your account so that you may increase your account balance to the required minimum.  Certain Institutional Class accounts held through intermediaries may not be subject to closure by the Fund due to the policies of the intermediaries.  However, you may receive notice from your intermediary to increase your Institutional Class account balance to the required minimum to avoid having the intermediary close your account.  Please note that you may incur federal income tax liability resulting from the redemption of Fund shares.

Registered investment companies advised by Old Mutual Capital are not subject to the Institutional Class investment minimums.  Please see the statement of additional information for more information about LOIs.

Concepts to Understand

TRADITIONAL IRA.  An individual retirement account.  Your contributions may or may not be deductible depending on your circumstances.  Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

SPOUSAL IRA.  An IRA funded by a working spouse in the name of a nonworking spouse.

ROTH IRA.  An IRA with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

SIMPLE IRA.  An IRA or 401(k) plan sponsored by a small business employer under which each employee elects the portion of his or her compensation to be contributed to the IRA, and the employer is required to make additional contributions.

COVERDELL EDUCATION SAVINGS ACCOUNTS.  A savings account with non-deductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses.

For more complete IRA information, consult your financial adviser or a tax adviser.

Minimum Investments Applicable to Class A, Class C and Class Z*

	Initial	Additional

Regular Accounts	$2,500	no minimum
Uniform Gifts/Transfer To Minor Accounts	$500	no minimum
Traditional IRAs	$2,000	no minimum
Roth IRAs	$2,000	no minimum
Coverdell Education Savings Accounts	$500	no minimum
Systematic Investment Plans I (“SIP I”) (1)	$500	$25
Systematic Investment Plans II (“SIP II”) (2)	No minimum	$50

*	The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part.

(1)	If a SIP I is established, the minimum initial investment for the Fund is $500 with a monthly systematic additional investment of $25 or more. A SIP I may be established on any type of account.

(2)	An investor may establish a SIP II with no minimum initial investment if the monthly systematic additional investment is at least $50. A SIP II may be established on any type of account.

Redemption Procedures

You may sell your shares of a Fund by contacting your broker-dealer or other financial institution at which you maintain an account.  The broker-dealer or financial institution may charge you a fee for this service.  Sale orders received by the transfer agent or other authorized representatives by 4:00 p.m. Eastern Time will be priced at the Fund’s next calculated NAV.  The redemption price will be reduced by any applicable CDSC and redemption/exchange fee.  The Fund generally sends payment for your shares the business day after your order is accepted.  Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to 7 days.  Also, if the Fund has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected, which may take up to 15 days from the date of purchase.

Limitations on selling shares by telephone

Proceeds Sent by	Minimum	Maximum
Check	no minimum	$50,000 per day
Wire*	no minimum	$50,000 per day
ACH	no minimum	$50,000 per day

*             Wire fee is $10 per Federal Reserve Wire.

Please note that the banking instructions to be used for wire and ACH redemptions must be established on your account in advance of placing your sell order.

Written Redemption Orders

Some circumstances require written sell orders along with signature guarantees.  These include:

•	Redemptions by check, wire or ACH in excess of $50,000;

•	Requests to send proceeds to a different address or payee;

•	Requests to send proceeds to an address that has been changed within the last 30 days; and

•	Requests to wire proceeds to a different bank account.

For joint accounts, each signature must be guaranteed.  A signature guarantee may be obtained from a bank, broker dealer, credit union, securities exchange or association, clearing agency or savings association and must include the title of the signatory.  A notary public does not provide a signature guarantee.  A valid signature guarantee must appear in the following format:

“Signature(s) Guaranteed”
[Institution’s Name]
By:  [Signature]
Title:  [Title of Signatory]

Systematic Withdrawal Plan

A Systematic Withdrawal Plan permits you to have payments of $50 or more mailed or automatically transferred from your Fund accounts to your designated checking or savings account.  Consult your broker, dealer, or financial institution regarding how to establish this feature.  Please note that to utilize this feature, you must maintain an account balance of $5,000 or more.

General Purchase and Redemption Policies

•
IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT:   The Trust is required by Federal law to obtain, verify, and record information that identifies each person who opens a new account.  If you do not provide this information, we may not be able to open your account.  Each Fund reserves the right to close your account or take such other action deemed appropriate if we are unable to verify your identity.

•	Each Fund may reject or suspend acceptance of purchase orders.

•	Each Fund reserves the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1% of the aggregate NAV of the Fund in any 90-day period.

•
Payment for telephone purchases must be received by the Fund’s transfer agent within seven days or you may be liable for any losses the Fund incurs as a result of the cancellation of your purchase order.

•
When placing a purchase, sale, or exchange order through an authorized representative, it is the representative’s responsibility to promptly transmit your order to the Fund’s transfer agent so that you may receive that same day’s NAV.

•
State Street Bank and Trust Company, the custodian for IRAs and Coverdell Education Savings accounts, currently charges a $10 annual custodial fee to IRA accounts and a $7 annual custodial fee to Coverdell Education Savings accounts.  Custodial fees are automatically deducted from your account if not received by the announced due date, usually in mid-December.

•
Because of the relatively high cost of maintaining smaller accounts, each Fund charges an annual fee of $12 if your account balance drops below $1,000.  This fee does not apply to Uniform Gifts/Transfer to Minor Accounts, Coverdell Education Savings Accounts, Systematic Investment Plans or shareholders who consent to receive account statements and regulatory mailings electronically.  The Funds will provide 60 days’ prior notice of the imposition of this fee.  The Funds will not impose this fee if you purchase additional shares during the notice period to bring your account balance to at least $1,000.

•
For non-retirement accounts, if the value of your investment in the Fund falls below $500, we may redeem your shares and mail the proceeds to you.  You will be provided 60 days’ prior notice of such redemption.  Your shares will not be redeemed if you purchase additional shares during the notice period to bring your account balance to at least $500.

•	Asset allocation programs set up in networked accounts, which have been pre-approved by the Fund, will not be subject to the minimum account balances as described above.

•
The Funds produce account statements, annual and semi-annual financial reports and annual updates to the prospectus that will be mailed to you.  You may elect to receive the account statements, financial reports and prospectus updates electronically by enrolling at oldmutualfunds.com.  To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of the Fund.  Call your broker-dealer or financial adviser if you need additional copies of financial reports or prospectuses.  If you do not want the mailing of these documents to be combined with those for other members of your household, please call us and we will begin delivery within 30 days of your request.  If you purchased your shares through a financial intermediary, please contact your broker-dealer or financial adviser to request separate mailings.

Exchanges Between Funds

You may exchange some or all shares of a particular class of a Fund for the same class of another Old Mutual Fund that offers such class of shares as long as the Fund is open to new investors.  In addition, Class Z shares may be exchanged for Institutional Class shares of the same Fund, subject to the investment qualifications and minimums of Institutional Class shares.

Generally, you will not pay an initial sales charge when you exchange Class A shares of a Fund for another Old Mutual Fund.  However, you may be required to pay an initial sales charge when exchanging Class A shares from an Old Mutual Fund with no initial sales charge or a lower initial sales charge than the Old Mutual Fund into which you are exchanging.  If you exchange into an Old Mutual Fund whose shares are subject to a CDSC, we will calculate the holding period from the date you made your original purchase and not the date you exchanged your shares.

If a shareholder exceeds four exchanges out of any of the Old Mutual Funds (except the Old Mutual Cash Reserves Fund) per calendar year, or if the Funds, Old Mutual Capital, or one of their agents determines, in its sole discretion, that a shareholder’s short-term trading activity is excessive, the determining party may, in its discretion, reject any additional purchase and exchange orders.  In addition, short-term exchanges may be subject to a redemption/exchange fee.  See the section of this Prospectus/Proxy Statement entitled “Policy Regarding Excessive or Short-Term Trading” for details of the limitations on exchanging between Old Mutual Funds and the redemption/exchange fee.  The minimum investment requirements also apply to exchanges.

Before making an exchange, you should obtain and review the prospectus of the Old Mutual Fund whose shares are being acquired.  Shareholders should be aware that a financial intermediary may charge a fee for handling an exchange.  Shareholders may realize a taxable gain or loss on any exchange.

Opening an Account

Shares may be purchased through the following methods:

Through a Financial Intermediary:
Contact your broker, investment adviser, financial planner, retirement plan sponsor or other financial intermediary.

In Writing:
Complete the application. Mail your completed application and a check to:

Regular Mail:
Old Mutual Funds II P.O. Box 219534 Kansas City, Missouri 64121-9534

Overnight Mail:
Old Mutual Funds II 210 West 10th Street, 8th Floor Kansas City, Missouri 64105

By Telephone:
Call us at 888-772-2888 to receive an account application or make an investment with existing bank information on your current account.

By Wire:
Call us at 888-772-2888 to receive an application. Once the account is established, wire your investment to the bank listed below.

United Missouri Bank of Kansas City, N.A. ABA # 10-10-00695 Account # 98705-23469

Include the following information with the wiring instructions:
Fund name in which you wish to invest Your name Your Social Security or tax ID number Your account number

Return the account application.

To Make Additional Investments to an Existing Account

Through a Financial Intermediary :
Contact your broker, investment adviser, financial planner, retirement plan sponsor or other financial intermediary.

In Writing :

Fill out an investment slip.

Mail the slip and the check to:

Old Mutual Funds II
P.O. Box 219534
Kansas City, Missouri  64121-9534

By Telephone :

Call us at 888-772-2888.

By Wire :

Have your bank send your investment to:

United Missouri Bank of Kansas City, N.A.
ABA # 10-10-00695
Account # 98705-23469

Include the following information with the wiring instructions:

Fund name
Your name
Your Social Security or tax ID number
Your account number

By ACH :

Complete the bank information section on the account application.

Attach a voided check or deposit slip to the account application.

The maximum purchase allowed through ACH is $100,000 and this option must be established on your account 15 days prior to initiating a transaction.

Via The Internet :

Complete the bank information section on the account application.

Enter the “My Account” section of the OMF II Website located at oldmutualfunds.com and follow the instructions for purchasing shares.

To Sell Shares

Through a Financial Intermediary :
Contact your broker, investment adviser, financial planner, retirement plan sponsor or other financial intermediary.

In Writing :

Write a letter of instruction that includes the following information:

your name(s) and signature(s)
your account number
the Fund name
the dollar amount you wish to sell
how and where to send the proceeds

If required, obtain a signature guarantee.  Mail your request to:

Old Mutual Funds II
P.O. Box 219534
Kansas City, Missouri  64121-9534

By Telephone :

Sales orders may be placed by telephone provided this option was selected on your account application.  There may be limitations on sales orders placed by telephone.  Please call 888-772-2888.  Note: Persons under age 59 1/2 may only make sales from IRA accounts in writing, not by telephone.

By Wire :

Sale proceeds may be wired at your request.  Be sure OMF II has your wire instructions on file.

There is a $10 charge for each wire sent by the Fund.

By ACH :

Complete the bank information section on the account application.

Attach a voided check or deposit slip to the account application.

Please note that sale proceeds sent via ACH will not be posted to your bank account until the second business day following the transaction.

Via the Internet :

Enter the “My Account” section of the OMF II Website located at oldmutualfunds.com and follow the instructions for redeeming shares.

Distributions and Taxes

As a regulated investment company, a Fund generally does not pay Federal income tax on the income and gains it distributes to you.  The Funds pay shareholders dividends from their net investment income and distributions from their net realized capital gains at least once a year, if available.  A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate Federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

Dividends and distributions will be reinvested in your Fund account unless you instruct the Fund otherwise.  There are no fees on reinvestments.  Alternatively, you may elect to receive your dividends and distributions in cash in the form of a check, wire, or ACH.

Taxes on Transactions

In general, if you are a taxable investor, Fund distributions (other than a return of capital) are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

The tax status of your distributions for each calendar year will be detailed in your annual tax statement from the Fund.  The current qualified dividend income and long-term capital gains tax rates for non-corporate shareholders are provided in the table below.

Taxability of Distributions to Individuals and Other Non-Corporate Shareholders

Type of Distribution	Tax rate for 15% bracket and lower	Tax rate for brackets higher than 15%
Dividends Generally	Ordinary income rate	Ordinary income rate
Qualified Dividends	0%	15%
Short-term Capital Gains	Ordinary income rate	Ordinary income rate
Long-term Capital Gains	0%	15%

In addition, investors in taxable accounts should be aware of the following basic tax points:

•
Distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. If you are an individual or other non-corporate shareholder and meet certain holding period requirements, a portion of income dividends paid by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates.

•	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

•	Distributions declared to shareholders with a record date in December - if paid to you by the end of January - are taxable for Federal income tax purposes as if received in December.

•
A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain or loss (provided the shares are held as a capital asset), which will be short-term if you held your shares for 12 months or less and long-term if you held your shares for more than 12 months.

•	Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

•
If you invest in a Fund shortly before it makes a capital gain distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution. This is sometimes referred to as “buying a dividend” because, although the distribution is in effect a return of a portion of the purchase price, it is taxable.

By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares.  A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund shares are generally not sold outside the U.S. Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to any investment in the Fund. If you are not a citizen or resident of the U.S., see the statement of additional information for more information.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice.  Because everyone’s tax situation is unique, you should consult your tax professional about Federal, state, local, or foreign tax consequences before making an investment in a Fund.  Refer to the statement of additional information for additional tax information.

E.	Comparison of Fees and Expenses

The following tables compare the fees and expenses you may incur directly or indirectly as an investor in the Developing Growth Fund and the Strategic Small Company Fund and show the projected estimated fees and expenses of the Strategic Small Company Fund (“pro forma”) assuming the Reorganization is approved and is consummated on the Closing Date.  Annual operating expenses for the Funds shown below have been restated to reflect expenses as of September 30, 2008 and were determined based on each Fund’s net assets as of September 30, 2008.  Shareholder transaction fees are paid directly from your account.  Annual operating expenses are paid out of the Fund’s assets.  Additional fees may be imposed by your investment adviser or broker.

Fees and Expenses Table – Developing Growth Fund and Strategic Small CompanyFund

	Class A	Class C	Institutional Class	Class Z
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	None(1)	1.00%	None	None

Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)	2.00%(2)	2.00%(2)

Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00	$12.00

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

	Management Fees(3)	Distribution (12b-1) Fees	Service Fees	Other Operating Expenses	Acquired Fund Fees and Expenses(4)	Total Other Expenses	Total Annual Operating Expenses	Expense (Reduction)/ Recoupment	Net Annual Operating Expenses(5)
Class A
Developing Growth Fund (Unaudited)	0.95%	None	0.25%	196.81%	0.01%	197.07%	198.02%	(196.46%)	1.56%

Strategic Small Company Fund (Unaudited)	0.95%	None	0.25%	2.62%	0.01%	2.88%	3.83%	(2.22%)	1.61%

Strategic Small Company Fund (Estimated Pro Forma) (Unaudited)	0.95%	None	0.25%	3.97%	0.01%	4.23%	5.18%	(3.62%)	1.56%

Class C
Developing Growth Fund (Unaudited)	0.95%	0.75%	0.25%	37.86%	0.01%	38.12%	39.82%	(37.51%)	2.31%

Strategic Small Company Fund (Unaudited)	0.95%	0.75%	0.25%	68.41%	0.01%	68.67%	70.37%	(68.01%)	2.36%

Strategic Small Company Fund (Estimated Pro Forma) (Unaudited)	0.95%	0.75%	0.25%	37.76%	0.01%	38.02%	39.72%	(37.41%)	2.31%

Institutional Class
Developing Growth Fund (Unaudited)	0.95%	None	None	0.35%	0.01%	0.36%	1.31%	(0.25%)	1.06%

Strategic Small Company Fund (Unaudited)	0.95%	None	None	7,120.43%	0.01%	7,120.44%	7,121.39%	(7,120.28%)	1.11%

Strategic Small Company Fund (Estimated Pro Forma) (Unaudited)	0.95%	None	None	0.47%	0.01%	0.48%	1.43%	(0.37%)	1.06%

Class Z
Developing Growth Fund (Unaudited)	0.95%	None	None	0.78%	0.01%	0.79%	1.74%	(0.43%)	1.31%

Strategic Small Company Fund (Unaudited)	0.95%	None	None	1.03%	0.01%	1.04%	1.99%	(0.63%)	1.36%

Strategic Small Company Fund (Estimated Pro Forma) (Unaudited)	0.95%	None	None	0.78%	0.01%	0.79%	1.74%	(0.43%)	1.31%

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

(2)
To prevent the Funds from being adversely affected by the transaction costs associated with short-term trading activity, the Funds will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase.  Such fees are not sales charges or contingent deferred sales charges, but are retained by the Funds for the benefit of all shareholders.  See the “Policy Regarding Excessive or Short-Term Trading” section of this Prospectus/Proxy Statement for more details.

(3)	The “Management Fees” information in the table includes fees for advisory and administrative services.

(4)
The Funds indirectly pay a portion of the expenses incurred by acquired funds.  Acquired Fund Fees and Expenses is an estimated annualized expense ratio of the acquired funds, based upon the historical expense ratio of the acquired funds as of their most recent fiscal period, which are stated on a net basis.  The actual indirect expenses incurred by a shareholder will vary based upon the actual expenses of the acquired funds.

(5)
These are the expenses you should expect to pay as an investor in these Funds as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2009 that portion, if any, of the annual management fee payable by the Funds and to pay certain expenses of the Funds to the extent necessary to ensure that the total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) do not exceed 1.55%, 2.30%, 1.30% and 1.05% for the Developing Growth Fund’s Class A, Class C, Class Z and Institutional Class shares, respectively; 1.60%, 2.35%, 1.35% and 1.10% for the Strategic Small Company Fund’s Class A, Class C, Class Z and Institutional Class shares, respectively; and 1.55%, 2.30%, 1.30% and 1.05% for the post-Reorganization Strategic Small Company Fund’s Class A, Class C, Class Z and Institutional Class shares, respectively.  In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Funds’ total annual operating expenses:  fund level expenses (e.g. management fees, custody fees, trustee fees), and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs).  The Developing Growth Fund’s fund level expenses are limited to 1.02% for each class and class level expenses are limited to 0.53%, 1.28%, 0.28% and 0.03% for the Fund’s Class A, Class C, Class Z and Institutional Class shares, respectively.  The Strategic Small Company Fund’s fund level expenses are limited to 1.10% for each class and class level expenses are limited to 0.50%, 1.25%, 0.25% and 0.00% for the Fund’s Class A, Class C, Class Z and Institutional Class shares, respectively, and the post-Reorganization Strategic Small Company Fund’s fund level expenses are limited to 1.02% for each class and class level expenses are limited to 0.53%, 1.28%, 0.28% and 0.03% for the Fund’s Class A, Class C, Class Z and Institutional Class shares, respectively.  Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit.  Through December 31, 2008, Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed.  Thereafter through December 31, 2009, Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the fees were waived or expenses absorbed.  Old Mutual Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

Old Mutual Capital has also contractually agreed to limit the operating expenses of the Funds (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 3.00%, 3.75%, 2.75% and 2.75% for the Funds’ Class A, Class C, Class Z and Institutional Class shares, respectively, through December 31, 2018.  Old Mutual Capital will consider further reductions to these limits on an annual basis.  Old Mutual Capital may be entitled to reimbursement of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the fees were waived or expenses absorbed.

This example is intended to help you compare the cost of investing in the Funds and in the combined Fund on a pro forma basis.  The examples make four assumptions: 1) you invest $10,000 in each Fund and in the Strategic Small Company Fund after the Reorganization for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment.  The example is hypothetical.  Your actual costs may be higher or lower.

Your Cost Tables

	Developing Growth Fund				Strategic Small Company Fund
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$ 725	$1, 323	$ 1,945	$3, 614	$ 729	$1, 327	$ 1,949	$3, 617
Class C	$ 334	$1, 016	$1, 817	$ 3,909	$ 339	$1, 020	$1, 821	$ 3,912
Class Z	$1 33	$5 05	$9 03	$2,0 15	$ 138	$ 563	$1,0 14	$2, 266
Institutional Class	$1 08	$ 391	$ 695	$1,5 57	$ 113	$ 699	$1, 312	$ 2,969

Estimated Pro Forma:
Strategic Small Company Fund
	1 Year	3 Years	5 Years	10 Years
Class A	$ 725	$1, 323	$ 1,945	$3, 614
Class C	$ 334	$1, 016	$1, 817	$ 3,909
Class Z	$1 33	$5 05	$9 03	$2,0 15
Institutional Class	$1 08	$4 16	$7 46	$1, 680

You would pay the following if you did not redeem your shares:

	Developing Growth Fund				Strategic Small Company Fund
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class C	$234	$1,016	$1,817	$3,909	$239	$1,020	$1,821	$3,912

	Estimated Pro Forma:
	Strategic Small Company Fund
	1 Year	3 Years	5 Years	10 Years
Class C	$234	$1,016	$1,817	$3,909

F.	Comparison of Performance

The following bar charts and performance tables illustrate the risks of investing in the Funds by showing changes in each Fund’s performance year to year and by showing how each Fund’s average annual returns compare to those of an unmanaged securities index.  All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Funds’ past performance, both before and after taxes, does not guarantee how they will perform in the future.  Performance reflects a limitation on the total expenses of the Funds pursuant to arrangements with the Funds’ current and former investment advisers.  The Funds’ returns would have been lower if the expense limitations had not been in effect.  Prior to January 1, 2006, the Funds were managed by an investment adviser different than the Funds’ current Adviser and Sub-Advisers and the Funds’ performance prior to January 1, 2006 may not be indicative of how they will perform in the future.  Ashfield became a sub-adviser to the Developing Growth Fund on November 12, 2007, and the Developing Growth Fund’s performance prior to November 12, 2007 may not be indicative of how it will perform in the future.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns for the periods shown are for the Funds’ Class Z shares.  Performance for the Funds’ other share classes will vary due to differences in fees and expenses.

Developing Growth Fund Year-by-Year Total Returns through December 31, 2007 – Class Z Shares

1998	3.00%
1999	48.34%
2000	(25.22)%
2001	(32.56)%
2002	(47.60)%
2003	56.62%
2004	0.68%
2005	6.73%
2006	7.93%
2007	17.45%

The Developing Growth Fund’s Class Z shares year-to-date return as of September 30, 2008 was (26.76)%.

Best Quarter:	Q4 1999	45.85%
Worst Quarter:	Q3 2001	(34.44)%

Strategic Small Company Fund Year-by-Year Total Returns through December 31, 2007 –
Class Z Shares

1998	2.13%
1999	51.79%
2000	11.89%
2001	(9.97)%
2002	(33.31)%
2003	47.21%
2004	11.21%
2005	5.81%
2006	11.47%
2007	12.20%

The Strategic Small Company Fund’s Class Z shares year-to-date return as of September 30, 2008 was (23.38)%.

Best Quarter:	Q4 1999	36.16%
Worst Quarter:	Q3 1998	(23.48)%

The table below compares the Developing Growth Fund’s average annual total return information to the Russell 2000 Growth Index, a widely recognized, unmanaged index that tracks the performance of 2,000 small capitalization stocks in the Russell 2000 Index with greater-than-average growth characteristics.  The table also compares the Strategic Small Company Fund’s average annual total return information to the Russell 2000 Index, a widely recognized, unmanaged index that tracks the performance of 2,000 small capitalization stocks.   Sales loads are reflected in the performance table.

Average Annual Total Returns as of December 31, 2007

				Past
				10 Years or
	Inception	Past	Past	Since
	Date	1 Year	5 Years	Inception+
Developing Growth Fund
Class Z	6/14/93

Before Taxes		17.45%	16.36%	(1.48%)

After Taxes on Distributions		17.45%	16.36%	(1.78%)

After Taxes on Distributions
and Sale of Fund Shares^		11.35%	14.45%	(1.31%)

Class A	9/30/03

Before Taxes		10.49%	N/A	8.00%

Class C	9/30/03

Before Taxes		15.21%	N/A	8.67%

Institutional Class	12/20/06

Before Taxes		17.57%	N/A	17.39%

Russell 2000 Growth Index

(Reflects No Deduction for
Fees, Expenses or Taxes)		7.05%	16.50%	4.32%

Strategic Small Company Fund
Class Z	12/31/96

Before Taxes		12.20%	16.72%	8.48%

After Taxes on Distributions		6.20%	14.49%	6.55%

After Taxes on Distributions and
Sale of Fund Shares^		9.19%	13.97%	6.58%

Class A	7/31/03

Before Taxes		5.54%	N/A	10.85%

Class C	7/31/03

Before Taxes		10.18%	N/A	11.50%

Institutional Class	12/20/06

Before Taxes		12.43%	N/A	12.55%

Russell 2000 Index

(Reflects No Deduction for
Fees, Expenses or Taxes)		(1.57%)	16.25%	7.08%

+	Returns are for past 10 years or since inception, whichever is less. Index returns are for the past 10 years.

^
When the return After Taxes on Distributions and Sale of Fund Shares is greater than the return After Taxes on Distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax performance is shown for Class Z shares.  After-tax performance for the Funds’ other share classes will vary.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

THE REORGANIZATION

A.	Information About The Reorganization

Shareholders of the Developing Growth Fund are being asked to approve the Plan of Reorganization, which sets forth the terms and conditions under which the Reorganization will be implemented.  The Plan of Reorganization provides for the sale of all the assets and liabilities of the Developing Growth Fund to the Strategic Small Company Fund and the reclassification of the issued and outstanding Developing Growth Fund shares into Strategic Small Company Fund shares.  If shareholders of the Developing Growth Fund approve the Plan of Reorganization and other closing conditions are satisfied, all of the assets and liabilities of the Developing Growth Fund will become the assets and liabilities of the Strategic Small Company Fund, and the issued and outstanding Class A, Class C, Institutional Class and Class Z shares of the Developing Growth Fund will be converted into Class A, Class C, Institutional Class and Class Z shares, respectively, of the Strategic Small Company Fund that have a net asset value equal to the value of the Developing Growth Fund net assets immediately prior to the Reorganization.  The value of each Developing Growth Fund shareholder’s account in the Strategic Small Company Fund immediately after the Reorganization will be the same as the value of such shareholder’s account with Developing Growth Fund immediately prior to the Reorganization.

The value of the Developing Growth Fund’s assets to be acquired and the amount of its liabilities to be assumed by the Strategic Small Company Fund and the NAV of a share of the Developing Growth Fund will be determined as of the close of regular trading on the NYSE on the Closing Date, after the declaration of any dividends on the Closing Date, and will be determined in accordance with the valuation procedures described in the Trust’s and the Funds’ currently effective prospectus and statement of additional information. The Closing Date is expected to occur the close of business on or about March 6, 2009.

As soon as practicable after the Closing Date, the Developing Growth Fund will distribute pro rata to its shareholders of record the shares of the Strategic Small Company Fund it receives in the Reorganization, so that each shareholder of the Developing Growth Fund will receive a number of full and fractional shares of the Strategic Small Company Fund equal in value to his or her holdings in the Developing Growth Fund, and the Developing Growth Fund will be terminated.  Such distribution will be accomplished by opening accounts on the books of the Strategic Small Company Fund in the names of each owner of record of the Developing Growth Fund and by crediting thereto the respective number of shares of the Strategic Small Company Fund due such owner. Accordingly, immediately after the Reorganization, each former shareholder of the Developing Growth Fund will own shares of the Strategic Small Company Fund that will be equal to the value of that shareholder’s shares of the Developing Growth Fund as of the Closing Date. Any special options (for example, automatic investment plans on current Developing Growth Fund shareholder accounts) will automatically transfer to the new accounts.

The implementation of the Reorganization is subject to a number of conditions as set forth in the Plan of Reorganization, including approval of the shareholders of the Developing Growth Fund. The Plan of Reorganization also requires receipt of a tax opinion indicating that, for federal income tax purposes, the Reorganization qualifies as a tax-free reorganization. The Plan of Reorganization may be terminated and the Reorganization abandoned at any time prior to the Closing Date by the Board if it is determined that the Reorganization would disadvantage either of the Funds. Please review the Plan of Reorganization carefully. A copy of the Plan of Reorganization is attached as Appendix I to this Prospectus/Proxy Statement.

B.	Reasons for the Reorganization

The Board of Old Mutual Funds II, including each of the independent Trustees, determined that the reorganization of the Developing Growth Fund into the Strategic Small Company Fund would be in the best interests of both Funds and their shareholders and that the interests of the shareholders of each Fund would not be diluted as a result of the Reorganization.

In evaluating the proposed Reorganization, the Board considered a number of factors, including:

•	The compatibility of the investment objectives and principal investment strategies of the two Funds.

•	The relative size and investment performance of each Fund.

•
That capital loss carryforwards available to offset future capital gains of the Developing Growth Fund would succeed to the Strategic Small Company Fund assuming the Reorganization qualifies as a “reorganization” under Section 368(a) of the Internal Revenue Code of 1986, as amended.

•	Whether the interests of either Fund’s current shareholders would be diluted in connection with the proposed Reorganization.

•	The potential benefits of the Reorganization to shareholders of each Fund.

•
The continuity of management given that Old Mutual Capital is the adviser to both Funds and Copper Rock is a sub-adviser to both Funds.  In addition, Old Mutual Capital is proposing to add Ashfield, currently a sub-adviser to the Developing Growth Fund, as a sub-adviser to the Strategic Small Company Fund.  If the proposal is approved by Strategic Small Company Fund shareholders, Ashfield will begin providing sub-advisory services to the Strategic Small Company Fund on or about February 28, 2009 .

•
Old Mutual Capital’s agreement to reduce the expense limitations for the Strategic Small Company Fund’s Class A, Class C, Institutional Class and Class Z shares to 1.55%, 2.30%, 1.05% and 1.30%, respectively.

•	Equal or potentially lower total expense ratio for the combined Fund resulting from increased asset levels and corresponding economies of scale.

•
Old Mutual Capital’s belief that the combined Fund will have improved marketability based upon its historical performance record and thus will be better poised to attract new assets and enable shareholders to benefit from economies of scale.

•	The potential operating efficiencies that may result from combining the Funds.

•
The tax consequences of the Reorganization, including the tax-free nature of the Reorganization for Federal income tax purposes, so shareholders should not realize a tax gain or loss as a direct result of the Reorganization.

Old Mutual Capital advised the Board that in light of the compatibility of investment objectives and principal investment strategies, continuity of management at the adviser level, reduction of the Strategic Small Company Fund’s expense limitations, and historical performance, the Reorganization of Developing Growth Fund into Strategic Small Company Fund would be in the best interests of both Funds and their shareholders and that the interests of the shareholders of each Fund would not be diluted as a result of the Reorganization.  After considering alternatives for the future of the Developing Growth Fund, the Board concluded that the Developing Growth Fund should be reorganized into the Strategic Small Company Fund.

C.	Federal Income Tax Consequences

The following is a general summary of the material Federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing Treasury regulations thereunder, current administrative rulings of the Internal Revenue Service (“IRS”) and judicial decisions, all of which are subject to change.  The principal Federal income tax consequences that are expected to result from the Reorganization, under currently applicable law, are as follows:

•	The Reorganization will qualify as a “reorganization” within the meaning of Section 368(a) of the Code;

•
No gain or loss will be recognized by the Developing Growth Fund upon the transfer of substantially all of its assets to the Strategic Small Company Fund in exchange solely for shares of the Strategic Small Company Fund ;

•
No gain or loss will be recognized by any shareholder of the Developing Growth Fund upon the exchange of shares of the Developing Growth Fund solely for shares of the Strategic Small Company Fund (including fractional shares to which they may be entitled) ;

•
The tax basis of the shares of the Strategic Small Company Fund to be received by a shareholder of the Developing Growth Fund  (including fractional shares to which they may be entitled) will be the same as the tax basis of the shares of the Developing Growth Fund surrendered in exchange therefor;

•
The holding period of the shares of the Strategic Small Company Fund to be received by a shareholder of the Developing Growth Fund will include the holding period for which such shareholder held the shares of the Developing Growth Fund exchanged therefor, provided that such shares of the Developing Growth Fund are capital assets in the hands of such shareholder as of the date the Reorganization is consummated;

•
No gain or loss will be recognized by the Strategic Small Company Fund upon the receipt by it of substantially all of the assets of the Developing Growth Fund  in exchange solely for shares of the Strategic Small Company Fund;

•
No gain or loss will be recognized by the Developing Growth Fund   upon the distribution of shares of the Strategic Small Company Fund to its shareholders in complete liquidation of the Developing Growth Fund;

•
The tax basis of the assets of the Developing Growth Fund in the hands of the Strategic Small Company Fund will be the same as the tax basis of such assets in the hands of the Developing Growth Fund immediately prior to the Reorganization;

•
The holding period of the assets of the Developing Growth Fund to be received by the Strategic Small Company Fund will include the holding period of such assets in the hands of the Developing Growth Fund immediately prior to the Reorganization; and

•
Pursuant to Sections 381(a) and (b) of the Code and Sections 1.381(a)-1 and 1.381(b)-1 of the Income Tax Regulations, the tax year of the Developing Growth Fund will end on the date the Reorganization is consummated and the Strategic Small Company Fund will succeed to and take into account the items of the Developing Growth Fund described in Section 381(c) of the Code, subject to the provisions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the regulations thereunder.

Old Mutual Funds II has not requested and will not request an advance ruling from the IRS as to the Federal income tax consequences of the Reorganization.  As a condition to closing, the law firm Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”) shall have rendered a favorable opinion to Old Mutual Funds II as to the foregoing Federal income tax consequences of the Reorganization, which opinion will be conditioned upon the accuracy, as of the date of closing, of certain representations made by Old Mutual Funds II upon which Stradley Ronon will rely in rendering its opinion.  The conclusions reached in Stradley Ronon’s opinion could be jeopardized if the representations of Old Mutual Funds II are incorrect in any material respect.

Capital losses can generally be carried forward to each of the eight (8) taxable years succeeding the loss year to offset future capital gains.   The Reorganization of Developing Growth Fund into the Strategic Small Company Fund will result in a more than 50% “change in ownership” of the Strategic Small Company Fund, the smaller of the two Funds.  As a result, the capital loss carryovers (together with any current year loss and unrealized depreciation in value of investments, collectively referred to as “total capital loss carryovers”) of Strategic Small Company Fund will be subject to an annual limitation for federal income tax purposes.  The tax basis capital loss carryovers, unrealized appreciation/depreciation in value for investments and aggregate net asset value of the Strategic Small Company Fund as compared to the Developing Growth Fund and the approximate annual limitation on the use of the Strategic Small Company Fund ’s total capital loss carryovers following the Reorganization are as follows:

	Strategic Small Company Fund	Developing Growth Fund
Capital Loss Carryovers at 3/31/08
Expiring 2010		$103.4 million
Expiring 2011		$120.8 million
Total Capital Loss Carryovers		$224.2 million
Unrealized Appreciation (Depreciation) for tax purposes at 9/30/08	($430,584)	($6.7 million)
Unrealized Appreciation (Depreciation) for tax purposes as Percentage of NAV at 9/30/08	(1.9%)	(5.4%)
Net Asset Value (NAV) at 9/30/08	$22.4 million	$123.8 million
Tax-Exempt Rate (November 2008)	4.94%
Annual Limitation (approximate) (1)	$1.1 million	N/A

(1)  The actual limitation will equal the aggregate net asset value of Strategic Small Company Fund on the closing date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation is increased by the amount of any built-in gain, i.e., unrealized appreciation in value of investments, of a Strategic Small Company Fund on the closing date that is recognized in a taxable year.

Given the amount of this annual limitation relative to the amount of Strategic Small Company Fund’s total capital loss carryovers, this limitation may not be material.   However, whether this annual limitation is material will depend upon the facts at the time of closing of the Reorganization.

The description of the Federal income tax consequences of the Reorganization provided above is made without regard to the particular facts and circumstances of any shareholder of the Developing Growth Fund.  Developing Growth Fund shareholders are urged to consult their own tax advisers as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, foreign and other tax laws.

D.	Other Conditions

Completion of the Reorganization is subject to various conditions, including the following:

•
All consents, approvals, permits and authorizations required to be obtained from governmental authorities, including the SEC and state securities commissions, to permit the parties to carry out the transactions contemplated by the Plan of Reorganization shall have been received;

•
The Plan of Reorganization and related Trust matters shall have been approved by the affirmative vote of a majority of the outstanding voting securities of the Developing Growth Fund shareholders present at the Special Meeting.  This means the affirmative vote of the lesser of: (a) 67% or more of the voting securities of the Developing Growth Fund present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of the Developing Growth Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Developing Growth Fund;

•
The net assets of the Developing Growth Fund to be acquired by the Strategic Small Company Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by the Developing Growth Fund immediately prior to the reclassification;

•	The dividend or dividends as described in the Plan of Reorganization shall have been declared;

•
Old Mutual Funds II and the Developing Growth Fund shall have received an opinion of Stradley Ronon to the effect that consummation of the transactions contemplated by the Plan of Reorganization will constitute a “reorganization” within the meanings of Section 368(a) of the Code, and that the shareholders of the Developing Growth Fund will recognize no gain or loss to the extent that they receive shares of the Strategic Small Company Fund in exchange for their shares of the Developing Growth Fund in accordance with the Plan of Reorganization; and

•
Old Mutual Funds II shall have received an opinion of Stradley Ronon addressed to and in form and substance satisfactory to Old Mutual Funds II, to the effect that the Plan of Reorganization has been duly authorized and approved by all requisite action of Old Mutual Funds II and the holders of the shares of the Developing Growth Fund.

E.	Shareholders’ Rights

The Developing Growth Fund and the Strategic Small Company Fund are each separate series of shares of beneficial interest of Old Mutual Funds II, a Delaware statutory trust.  Since both Funds are part of the same entity, there are no differences in shareholders’ rights.  Shareholders are entitled to participate equally in dividends and distributions declared by the Board with respect to a class of shares and, upon liquidation, to participate proportionately in a Fund’s net assets allocable to a class after satisfaction of the outstanding liabilities allocable to that class.  Fractional shares of the Strategic Small Company Fund have proportionately the same rights, including voting rights as are provided for full shares.

Each Developing Growth Fund shareholder is entitled to one vote for each dollar (and a proportionate fractional vote for each fractional dollar) of NAV of shares held as of the Record Date.

F.	Capitalization

The following table sets forth as of September 30, 2008 (i) the capitalization of the Developing Growth Fund’s Class A shares, (ii) the capitalization of the Strategic Small Company Fund’s Class A shares, and (iii) the pro forma capitalization of the Strategic Small Company Fund’s Class A shares as adjusted to give effect to the transactions contemplated by the Plan of Reorganization:

	Developing Growth Fund Class A Shares	Strategic Small Company Fund Class A Shares	Adjustment	Strategic Small Company Fund Class A Shares Pro Forma

Net Assets	$29,223	$1,126,608	$0*	$1,155,831
Shares Outstanding	2,259	126,044	1,010	129,313
Net Asset Value Per Share	$12.94	$8.94		$8.94

*	The Net Asset Adjustment for costs associated with the Reorganization is $0 because these costs will be payable by Old Mutual Capital pursuant to applicable expense limitations.

The following table sets forth as of September 30, 2008 (i) the capitalization of the Developing Growth Fund’s Class C shares, (ii) the capitalization of the Strategic Small Company Fund’s Class C shares, and (iii) the pro forma capitalization of the Strategic Small Company Fund’s Class C shares as adjusted to give effect to the transactions contemplated by the Plan of Reorganization:

	Developing Growth Fund Class C Shares	Strategic Small Company Fund Class C Shares	Adjustment	Strategic Small Company Fund Class C Shares Pro Forma

Net Assets	$61,892	$47,412	$0*	$109,304
Shares Outstanding	4,972	5,617	2,361	12,950
Net Asset Value Per Share	$12.45	$8.44		$8.44

*	The Net Asset Adjustment for costs associated with the Reorganization is $0 because these costs will be payable by Old Mutual Capital pursuant to applicable expense limitations.

The following table sets forth as of September 30, 2008 (i) the capitalization of the Developing Growth Fund’s Class Z shares, (ii) the capitalization of the Strategic Small Company Fund’s Class Z shares, and (iii) the pro forma capitalization of the Strategic Small Company Fund’s Class Z shares as adjusted to give effect to the transactions contemplated by the Plan of Reorganization:

	Developing Growth Fund Class Z Shares	Strategic Small Company Fund Class Z Shares	Adjustment	Strategic Small Company Fund Class Z Shares Pro Forma

Net Assets	$106,027,394	$21,249,777	$0*	$127,277,171
Shares Outstanding	8,088,650	2,333,036	3,549,922	13,971,608
Net Asset Value Per Share	$13.11	$9.11		$9.11

*	The Net Asset Adjustment for costs associated with the Reorganization is $0 because these costs will be payable by Old Mutual Capital pursuant to applicable expense limitations.

The following table sets forth as of September 30, 2008 (i) the capitalization of the Developing Growth Fund’s Institutional Class shares, (ii) the capitalization of the Strategic Small Company Fund’s Institutional Class shares, and (iii) the pro forma capitalization of the Strategic Small Company Fund’s Institutional Class shares as adjusted to give effect to the transactions contemplated by the Plan of Reorganization:

	Developing Growth Fund Institutional Class Shares	Strategic Small Company Fund Institutional Class Shares	Adjustment	Strategic Small Company Fund Institutional Class Shares Pro Forma

Net Assets	$17,665,442	$260	$0*	$17,665,702
Shares Outstanding	1,341,761	28	591,001	1,932,790
Net Asset Value Per Share	$13.17	$9.14		$9.14

*	The Net Asset Adjustment for costs associated with the Reorganization is $0 because these costs will be payable by Old Mutual Capital pursuant to applicable expense limitations.

OTHER INFORMATION ABOUT THE FUNDS

A.	Investment Adviser and Sub-Advisers

Old Mutual Capital, located at 4643 South Ulster Street, Suite 600, Denver, Colorado 80237, is the investment adviser to both Funds.  Old Mutual Capital was organized in 2004 and is a subsidiary of Old Mutual (US) Holdings Inc. (“OMUSH”), which is an indirect wholly-owned subsidiary of Old Mutual plc, a London Stock Exchange listed international financial services firm.  Old Mutual Capital managed approximately $ 3.5 billion in mutual fund assets as of September 30, 2008.

Developing Growth Fund

Ashfield, a Delaware limited liability company located at 750 Battery Street, Suite 600, San Francisco, California 94111, is a sub-adviser to the Developing Growth Fund.  Ashfield manages and supervises the investment of the Funds’ assets on a discretionary basis, subject to the supervision of Old Mutual Capital.  Ashfield is a majority-owned subsidiary of OMUSH and an affiliate of Old Mutual Capital.  Ashfield also provides investment management services to high net worth private investors and institutional accounts, including corporate retirement plans, public funds, multi-employer pension plans, endowments and foundations.  Ashfield managed approximately $ 3.7 billion in assets as of September 30, 2008.

Copper Rock, a Delaware limited liability company located at 200 Clarendon Street, 53rd Floor, Boston, Massachusetts 02116, is a sub-adviser to the Developing Growth Fund and the Strategic Small Company Fund.  Copper Rock manages and supervises the investment of the Funds’ assets on a discretionary basis, subject to the supervision of Old Mutual Capital.  Copper Rock is a majority-owned subsidiary of OMUSH and an affiliate of Old Mutual Capital.  Copper Rock also manages discretionary equity portfolios for institutional accounts.  Copper Rock held discretionary management authority with respect to approximately $ 2.3 billion in assets as of September 30, 2008.

Strategic Small Company Fund1

Copper Rock (see description under Developing Growth Fund).

Liberty Ridge, located at 1205 Westlakes Drive, Suite 230, Berwyn, Pennsylvania 19312, is the sub-adviser to the Strategic Small Company Fund.  Liberty Ridge was appointed sub-adviser to the Fund effective January 1, 2006.  Prior to that date, Liberty Ridge was the investment adviser to Old Mutual Funds II.  Liberty Ridge manages and supervises the investments of the Developing Growth Fund on a discretionary basis, subject to the supervision of Old Mutual Capital.  Liberty Ridge is a wholly-owned subsidiary of OMUSH and an affiliate of Old Mutual Capital.  Liberty Ridge managed approximately $ 284 million in assets as of September 30, 2008.

Eagle, a Florida corporation located at 880 Carillon Parkway, St. Petersburg, Florida 33716, is a Sub-Adviser to the Strategic Small Company Fund.  Eagle manages and supervises the investment of the Funds’ assets on a discretionary basis, subject to the supervision of Old Mutual Capital.  Eagle provides investment advisory services to both retail clients and institutional clients, including corporate pension plans, public funds, foundations and other tax-exempt entities and registered investment companies.  Eagle held discretionary management authority with respect to over $ 12.6 billion in assets as of September 30, 2008.

Old Mutual Capital was appointed investment adviser to the Funds effective January 1, 2006. As investment adviser, Old Mutual Capital oversees the investment decisions made by Ashfield, Copper Rock, Liberty Ridge and Eagle (collectively, the “Sub-Advisers”), including monitoring the performance, security holdings and portfolio trading.  Old Mutual Capital also oversees the Sub-Advisers’ compliance with prospectus limitations and other relevant investment restrictions.  In addition to providing investment advisory services to the Funds, Old Mutual Capital provides certain administrative services for the Funds.

The Developing Growth Fund and Strategic Small Company Funds each pay Old Mutual Capital a management fee which is calculated daily and paid monthly at the annual rate of 0.95% of the Funds’ average daily net assets.  In exchange for providing sub-advisory services to the Funds, the Sub-Advisers are entitled to receive a fee from Old Mutual Capital equal to 0.60% of the average daily net assets of the Fund.

The basis for the Board’s approval of the management agreement with Old Mutual Capital and the sub-advisory agreements with the Sub-Advisers is contained in the Funds’ Annual Report to shareholders dated March 31, 2008.

1           Old Mutual Capital is proposing to shareholders of the Strategic Small Company Fund, by separate proxy, to replace Liberty Ridge with Ashfield as a sub-adviser to the Strategic Small Company Fund.  If the proposal is approved by Strategic Small Company Fund shareholders, Ashfield will replace Liberty Ridge and will begin providing sub-advisory services to the Strategic Small Company Fund on or about February 28, 2009 .

B.	Portfolio Managers

Developing Growth Fund

Ashfield

J. Stephen Thornborrow joined Ashfield in 1984 and currently serves as Portfolio Manager/Analyst.  Before joining Ashfield, he served as Senior Vice President at BA Investment Management, where he headed the Individual Portfolio Division.  Before joining BA Investment Management, Mr. Thornborrow was Vice President and Investment Department Manager of California First Bank in San Diego and also held a variety of investment positions, including Director of Research, at the Northern Trust Company in Chicago. Mr. Thornborrow graduated with a B.A. with honors in economics from Northwestern University. He also holds a M.A. in economics from Northwestern University and a L.L.B. from Yale Law School.

Bradley J. Fretz joined Ashfield in 1989 and currently serves as Portfolio Manager/Analyst. Before joining Ashfield, he held the position of First Vice President and Director of Investment Manager Evaluation Services in the Consulting Services Division of Shearson Lehman Hutton.  Prior to that, Mr. Fretz was responsible for institutional product development at The Vanguard Group and also served as a consultant at both Johnson & Higgins and Aetna Life & Casualty.  Mr. Fretz received a B.A. from Washington & Lee University and a M.B.A. from The Wharton School, University of Pennsylvania.

Peter A. Johnson joined Ashfield in 1994 and currently serves as Portfolio Manager/Analyst.  Before joining Ashfield, he served as Vice President and Portfolio Manager at Harris Bretall Sullivan & Smith, Inc. and held the position of Vice President and Portfolio Manager at Loomis, Sayles & Co., overseeing both institutional and taxable accounts. Mr. Johnson began his career at Wells Fargo Bank as a management trainee and, later, Pension Trust Officer.  He earned a B.A. from the University of Oregon.

Jeffrey A. Johnson joined Ashfield in 2004 and currently serves as Associate Portfolio Manager/Analyst.  Before joining Ashfield, he served as Life Agent for New York Life and worked in sales and product development at TradeSports.com.  He is a member of the Small Cap Growth Equity, Mid Cap Growth Equity, and SMID Cap Growth Equity investment teams, and his role emphasizes quantitative analysis. Mr. Johnson obtained a B.A. degree in Statistics from Harvard University.

Copper Rock

Tucker Walsh is the lead Portfolio Manager and responsible for all final decisions on the Fund. Mike Malouf is the back-up Portfolio Manager and assists Tucker on a daily basis in the management of the Fund.

Tucker Walsh is a founding partner, Chief Executive Officer and Head of Portfolio Management at Copper Rock (since 2005).  Prior to co-founding Copper Rock, Mr. Walsh was a Managing Director and Head of the Small Cap Growth team at State Street Research (1997 to 2005) where he managed a $2 billion portfolio for State Street Research’s institutional separate accounts and registered mutual funds.  Prior to his employment with State Street Research, Mr. Walsh was an Equity Analyst at Chilton Investment Company, Equity Analyst at SG Cowen Asset Management and Equity Analyst at Merrill Lynch.  Mr. Walsh earned a B.A. in Economics from Washington and Lee University.  He has over 17 years of investment industry experience.

Michael Malouf, CFA, is a President and Portfolio Manager at Copper Rock (since 2005).  Prior to joining Copper Rock, Mr. Malouf founded Primena, a software company that creates software for money managers, and was involved in real estate investing (2002 to 2005).  Prior to founding Primena, Mr. Malouf held the position of Managing Director and Head of Small Cap Growth Investing at Neuberger Berman (1998 to 2002).  Mr. Malouf holds a B.S. in Finance from Arizona State University and a CFA designation. He has over 18 years of investment industry experience.

Strategic Small Company Fund2

Copper Rock

Tucker Walsh is the lead Portfolio Manager and responsible for all final decisions on the Fund. Mike Malouf is the back-up Portfolio Manager and assists Tucker on a daily basis in the management of the Fund.

Tucker Walsh (see description under Old Mutual Developing Growth Fund).

Michael Malouf (see description under Old Mutual Developing Growth Fund).

Eagle

After investment research has been conducted on current and potential holdings, the portfolio managers, Todd McCallister and Stacey Serafini Thomas are responsible for determining whether to buy, sell, or hold securities.  Both Mr. McCallister and Ms. Thomas have authority for buy and sell decisions within certain sectors.  Specifically, Mr. McCallister has final responsibility in finance, business services (shared), media, telecom, health care and energy while Ms. Thomas has responsibility in technology, capital goods, retail and business services (shared).  As managing director, Mr. McCallister retains decision-making authority for any decisions in question.

Todd McCallister, Ph.D., CFA, joined Eagle in 1997 and currently holds the positions of Managing Director and Portfolio Manager.  Mr. McCallister has 19 years of investment experience as a portfolio manager and analyst.  Prior to joining Eagle, Mr. McCallister served as a Portfolio Manager at Investment Advisors, Inc.  Mr. McCallister also served as a Portfolio Manager at ANB Investment Management for 5 years.  Mr. McCallister holds a B.A., with highest honors, from the University of North Carolina (1982), and a Ph.D. in economics from the University of Virginia (1987).  He earned his CFA designation in 1996.

Stacey Serafini Thomas, CFA, joined Eagle in 1999.  Ms. Thomas has more than eight years of investment experience as portfolio co-manager and analyst.  Prior to joining Eagle, Ms. Thomas served as a Corporate Finance Analyst for Raymond James & Associates, Inc.  Ms. Thomas holds a B.A. in government, cum laude, from Harvard University (1997).  She earned her CFA designation in 2002.

2           Old Mutual Capital is proposing to shareholders of the Strategic Small Company Fund, by separate proxy, to replace Liberty Ridge with Ashfield as a sub-adviser to the Strategic Small Company Fund.  If the proposal is approved by Strategic Small Company Fund shareholders, Ashfield will replace Liberty Ridge and will begin providing sub-advisory services to the Strategic Small Company Fund on or about February 28, 2009 .  Messrs. Thornborrow, Fretz , Peter A. Johnson and Jeffrey A. Johnson (listed in the section entitled “Portfolio Managers – Developing Growth Fund – Ashfield”) will be primarily responsible for the day-to-day management of the portion of the Strategic Small Company Fund’s assets managed by Ashfield.

Liberty Ridge

James B. Bell, III, CFA, joined Liberty Ridge in 2001 as a research analyst focusing on financials, utilities and gaming/leisure companies, and has been a portfolio manager since 2004.  Prior to joining Liberty Ridge, Mr. Bell worked for six years as a commercial banker at Allfirst Bank.

C. Financial Highlights

Shown below are the financial highlights for Class A, Class C, Institutional Class and Class Z shares of the Developing Growth Fund and the Strategic Small Company Fund for the fiscal years ended March 31, 2004 through March 31, 2008 audited by PricewaterhouseCoopers, LLP.  The “Report of Independent Registered Public Accounting Firm” and financial statements are included in the Developing Growth Fund’s and the Strategic Small Company Fund’s annual report to shareholders for the fiscal year ended March 31, 2008.  The Developing Growth Fund’s and the Strategic Small Company Fund’s annual report to shareholders dated March 31, 2008 is available without charge upon request to Old Mutual Funds II at the address or telephone number appearing on the cover page of this Prospectus/Proxy Statement.

Financial Highlights
For a Share Outstanding Throughout Each Year or Period ended March 31, (unless otherwise noted)

	Net Asset Value Beginning of Period	Net Investment Income (Loss)1	Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Redemption Fees	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets*	Ratio of Gross Expenses to Average Net Assets^^^,*	Ratio of Net Investment Income (Loss) to Average Net Assets*	Portfolio Turnover Rate†
Old Mutual Developing Growth Fund
Class A
2008	$15.63	$(0.15)	$(1.26)	$(1.41)	$—	$—	$—	$—	$14.22	(9.02)%	$10	1.55%	105.40%	(0.92)%	198.93%
2007	15.71	(0.20)	0.12	(0.08)	—	—	—	—	15.63	(0.51)%	65	1.55%	8.19%	(1.33)%	221.65%
2006	12.36	(0.20)	3.55	3.35	—	—	—	—	15.71	27.10%	65	1.68%	1.70%	(1.48)%	157.70%
2005	12.63	(0.19)	(0.08)	(0.27)	—	—	—	—	12.36	(2.14)%	51	1.71%	1.72%	(1.61)%	68.28%
2004††	12.03	(0.10)	0.70	0.60	—	—	—	—	12.63	4.99%	53	1.62%	1.63%	(1.57)%	96.38%

Class C
2008	$15.23	$(0. 32)	$(1. 18)	$(1.50)	$—	$—	$—	$—	$13.73	(9.85)%	$59	2.30%	23.71%	(1.96)%	198.93%
2007	15.42	(0. 30)	0.1 1	(0.19)	—	—	—	—	15.23	(1.23)%	122	2.30%	6.89%	(2.08)%	221.65%
2006	12.22	(0. 30)	3.5 0	3.20	—	—	—	—	15.42	26.19%	92	2.41%	2.44%	(2.21)%	157.70%
2005	12.59	(0. 28)	(0.0 9)	(0.37)	—	—	—	—	12.22	(2.94)%	51	2.46%	2.47%	(2.36)%	68.28%
2004	12.03	(0.1 5)	0.71	0.56	—	—	—	—	12.59	4.66%	52	2.37%	2.38%	(2.32)%	96.38%

Class Z
2008	$15.79	$(0.19)	$(1.21)	$(1.40)	$—	$—	$—	$—	$14.39	(8.87)%	$127,070	1.30%	1.62%	(1.10)%	198.93%
2007	15.83	(0.16)	0.12	(0.04)	—	—	—	—	15.79	(0.25)%	160,761	1.30%	1.57%	(1.08)%	221.65%
2006	12.42	(0.17)	3.58	3.41	—	—	—	—	15.83	27.46%	182,191	1.43%	1.45%	(1.23)%	157.70%
2005	12.66	(0.16)	(0.08)	(0.24)	—	—	—	—	12.42	(1.90)%	184,294	1.46%	1.47%	(1.36)%	68.28%
2004	7.94	(0.16)	4.88	4.72	—	—	—	—	12.66	59.45%	278,178	1.40%	1.41%	(1.30)%	96.38%

Institutional Class
2008	$15.79	$(0.11)	$(1.25)	$(1.36)	$—	$—	$—	$—	$14.43	(8.61)%	$16,200	1.05%	1.44%	(0.74)%	198.93%
20072	15.20	(0.04)	0.63	0.59	—	—	—	—	15.79	3.88%	—	1.07%	2,511.60%	(0.98)%	221.65%

Old Mutual Strategic Small Company Fund
Class A
2008	$13.31	$(0.06)	$(0.94)	$(1.00)	$—	$(2.70)	$(2.70)	$—	$9.61	(11.22)%	$1,261	1.60%	3.03%	(0.49)%	142.78%
2007	17.31	(0.14)	0.31	0.17	—	(4.17)	(4.17)	—	13.31	4.88%	1,296	1.60%	2.13%	(1.08)%	160.24%
2006	14.41	(0.16)	3.06	2.90	—	—	—	—	17.31	20.12%	233	1.70%	1.78%	(1.00)%	148.73%
2005	13.66	(0.19)	0.94	0.75	—	—	—	—	14.41	5.49%	62	1.75%	1.86%	(1.42)%	80.38%
2004†††	11.72	(0.13)	2.07	1.94	—	—		—	13.66	16.55%	65	1.75%	1.87%	(1.43)%	96.80%

Class C
2008	$12.84	$(0.11)	$(0.92)	$(1.03)	$—	$(2.70)	$(2.70)	$—	$9.11	(11.89)%	$33	2.35%	41.41%	(0.89)%	142.78%
2007	16.97	(0.24)	0.28	0.04	—	(4.17)	(4.17)	—	12.84	4.07%	96	2.35%	7.29%	(1.83)%	160.24%
2006	14.23	(0.28)	3.02	2.74	—	—	—	—	16.97	19.26%	81	2.46%	2.54%	(1.81)%	148.73%
2005	13.59	(0.29)	0.93	0.64	—	—	—	—	14.23	4.71%	68	2.50%	2.61%	(2.16)%	80.38%
2004†††	11.72	(0.19)	2.06	1.87	—	—	—	—	13.59	15.96%	58	2.50%	2.62%	(2.18)%	96.80%

Class Z
2008	$13.47	$(0.03)	$(0.96)	$(0.99)	$—	$(2.70)	$(2.70)	$—	$9.78	(11.00)%	$24,156	1.35%	1.74%	(0.19)%	142.78%
2007	17.43	(0.12)	0.33	0.21	—	(4.17)	(4.17)	—	13.47	5.12%	35,712	1.35%	1.63%	(0.84)%	160.24%
2006	14.47	(0.13)	3.09	2.96	—	—	—	—	17.43	20.46%	48,107	1.46%	1.54%	(0.82)%	148.73%
2005	13.68	(0.16)	0.95	0.79	—	—	—	—	14.47	5.77%	51,156	1.50%	1.61%	(1.17)%	80.38%
2004	8.72	(0.14)	5.10	4.96	—	—	—	—	13.68	56.88%	69,838	1.50%	1.60%	(1.14)%	96.80%

Institutional Class
2008	$13.48	$—	$(0.98)	$(0.98)	$—	$(2.70)	$(2.70)	$—	$9.80	(10.92)%	$—	1.10%	3,635.24%	(0.02)%	142.78%
20072	12.93	(0.03)	0.58	0.55	—	—	—	—	13.48	4.25%	—	1.12%	2,509.06%	(0.69)%	160.24%

*	Ratios for periods of less than one year have been annualized.

†
Total returns and portfolio turnover rates are for the period indicated and have not been annualized. Total return would have been lower had certain expenses not been waived by the Adviser during the year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns shown exclude any applicable sales charge.

††	Class A and Class C shares commenced operations on September 30, 2003.

†††	Class A and Class C shares commenced operations on July 31, 2003.

^^^
Legal, printing and/or compliance audit expenses relating to the SEC and NYAG examinations and the Civil Litigation described in the "Litigation" section of this prospectus were incurred and the Adviser and/or Liberty Ridge has paid these expenses on behalf of the Trust.  Had the Adviser and/or Liberty Ridge not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2008, 2007, 2006, 2005 and 2004.

1	Per share amounts for the year or period are calculated based on average outstanding shares.

2	Class commenced operations on December 20, 2006.

D.   Pending Litigation

In June 2004, Pilgrim Baxter & Associates, Ltd. (“PBA”, now known as Liberty Ridge), the former adviser to the Trust and the current sub-adviser to several of the Trust’s series portfolios (the “LRC Sub-Advised Funds”), reached settlement agreements with respect to the market timing and selective disclosure actions filed by the SEC and New York Attorney General (“NYAG”). Under the NYAG settlement, if certain terms and undertakings in that settlement as described in the statement of additional information are not met, the NYAG settlement stipulates that Liberty Ridge shall promptly terminate the sub-advisory services it provides to the Fund.  In this event, the Trust’s Board would be required to seek a new sub-adviser for the LRC Sub-Advised Funds or consider other alternatives.

As part of the In Re Mutual Funds Investment Litigation pending in the U.S. District Court for the District of Maryland (the “MDL Court”), PBHG Funds (now known as Old Mutual Funds II), PBA, its affiliates, and/or certain related and unrelated parties have been named as defendants in a Class Action Suit (“Class Action Suit”) and a separate Derivative Suit (“Derivative Suit”) (together the “Civil Litigation”). The Civil Litigation consolidates and coordinates for pre-trial matters a number of individual class action suits and derivative suits based on similar claims, which previously had been filed against the PBHG Funds, PBA and/or certain related parties in other jurisdictions, and had been transferred to the MDL Court. Information on the previously filed suits is contained in the statement of additional information. Consolidated complaints in the Class Action and Derivative Suits were filed in the Civil Litigation on September 29, 2004 (MDL 1586).

The Civil Litigation and the previously filed suits are primarily based upon allegations that the defendants engaged in or facilitated market timing of the PBHG Funds, and also made selective disclosure of confidential portfolio information to certain defendants and other parties. The Civil Litigation alleges a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breaches of fiduciary duty; and (iii) false or misleading prospectus disclosure. The Civil Litigation requests compensatory and punitive damages. In addition, the Derivative Suit requests the removal of each of the Trustees, the removal of Liberty Ridge as investment adviser, the removal of PBHG Fund Distributors (now known as Old Mutual Investment Partners) as distributor, rescission of the management and other contracts between PBHG Funds and the defendants, and rescission of the PBHG Funds’ 12b-1 Plan.

On August 30, 2005, the State of West Virginia West Virginia Securities Division (the “WV Securities Division”) entered a cease and desist order (the “Order” and, together with the Civil Litigation, the “Litigation”) against PBA. PBHG Funds was not named in the Order. In the Order, the WV Securities Division alleged that PBA permitted short-term trading in excess of the PBHG Funds’ disclosed limitation of four exchanges per year and also provided confidential portfolio information to customers of a broker-dealer who used the information to market time the PBHG Funds. The WV Securities Division further alleges in the Order that the foregoing violated the West Virginia Securities Act (W. Va. Code §§ 32-1-101, et seq.) and is seeking that PBA cease and desist from further violation of the West Virginia Securities Act; pay restitution; disgorge fees; pay administrative and investigatory costs and expenses, including counsel fees; pay an administrative assessment; and other relief. It is possible that similar actions based on the same facts and circumstances may be filed in the future by other state agencies. Such other actions will be described in the statement of additional information.

At this stage of the Litigation it is too early to assess the likely outcome of the Litigation, or success of any defenses each of the defendants may have to the claims. Any potential resolution of the Litigation may include, but not be limited to, judgments or settlements for damages against Liberty Ridge or any other named defendant. While it is currently too early to predict the result of the Litigation, Old Mutual Capital does not believe that the outcome of the Litigation will materially affect its ability to carry out its duty as investment adviser to the LRC Sub-Advised Funds. However, neither Liberty Ridge nor Old Mutual Capital is currently able to gauge the level of shareholder redemptions that may result from the news of the resolution of these pending lawsuits. Redemptions may require the LRC Sub-Advised Funds to sell investments to provide for sufficient liquidity, which could adversely impact the investment performance of the LRC Sub-Advised Funds.

E.	Additional Information About the Funds

For more information about Old Mutual Funds II, the Developing Growth Fund and the Strategic Small Company Fund, please refer to the Funds’ current prospectus.  Please see the “Fund Summaries – Old Mutual Strategic Small Company Fund” section of the prospectus for further information regarding the Strategic Small Company Fund’s performance and expenses.  Please see the “The Investment Adviser and Sub-Advisers” section for further information regarding management of the Strategic Small Company Fund.  Please see the “About Your Investment” section for further information regarding share pricing, purchase and redemption of shares, dividends and distribution arrangements for shares.

OWNERSHIP OF FUND SHARES

Listed below is the name, address and percent ownership of each person who, to the knowledge of Old Mutual Funds II, owned beneficially or of record 5% or more of the outstanding shares of the Developing Growth Fund * as of November 17 , 2008:

Old Mutual Developing Growth Fund - Class A

UBS FINANCIAL SERVICES INC FBO	49.14%
O BRIEN-SEXTON ASSOCIATES INC
PROFIT SHARING PLAN
FBO RANDY C MILLER
WOOD DALE IL 60191-1363

UBS FINANCIAL SERVICES INC FBO	30.65%
UBS-FINSVC CDN FBO
MS DRAGANA ANERELLA
WEEHAWKEN NJ 07086-8154

A G EDWARDS & SONS INC	16.52%
CHARLES J CARROLL TTEE
CHARLES J CARROLL LIV TR
1 N JEFFERSON AVE
SAINT LOUIS MO 63103-2287

Old Mutual Developing Growth Fund - Class C

UBS FINANCIAL SERVICES INC. FBO	64.74%
UBS-FINSVC CDN FBO
PAUL ARCHER
WEEHAWKEN NJ 07086-8154

RAYMOND JAMES & ASSOC INC CSDN	20.92%
FBO CHRISTINE SEMAS IRA
HANFORD CA 93232-1874

RAYMOND JAMES & ASSOC INC CSDN	6.35%
FBO MICHAEL G WEGER RIRA
VISALIA CA 93292-1752

Old Mutual Developing Growth Fund - Class Z

CHARLES SCHWAB & CO INC	18.15%
REINVEST ACCOUNT
ATTN MUTUAL FUND DEPARTMENT
101 MONTGOMERY STREET
SAN FRANCISCO CA 94104-4151

NATIONAL FINANCIAL SERVICES CORP	14.40%
FOR THE EXCLUSIVE BEN OF OUR CUST
200 LIBERTY ST ONE WORLD FIN CNTR
ATTN MUTUAL FUNDS DEPT 5TH FL
NEW YORK NY 10281

Old Mutual Developing Growth Fund - Institutional Class

OLD MUTUAL ASSET ALLOCATION	39.15%
MODERATE GROWTH PORTFOLIO
ATTN JC WALLER/OMCAP
4643 S ULSTER ST STE 600
DENVER CO 80237-2881

OLD MUTUAL ASSET ALLOCATION GROWTH	38.21%
PORTFOLIO
ATTN JC WALLER/OMCAP
4643 S ULSTER ST STE 600
DENVER CO 80237-2881

OLD MUTUAL ASSET ALLOCATION	19.04%
BALANCED PORTFOLIO
ATTN JC WALLER/OMCAP
4643 S ULSTER ST STE 600
DENVER CO 80237-2881

*	None of the shares are known to be shares which the named beneficial owner has the right to acquire pursuant to Rule 13d-3(d)(1) under the Securities Exchange Act of 1934.

Listed below is the name, address and percent ownership of each person who, to the knowledge of Old Mutual Funds II, owned beneficially or of record 5% or more of the outstanding shares of the Strategic Small Company Fund * as of November 17 , 2008:

Old Mutual Strategic Small Company Fund - Class A

WACHOVIA BANK FBO	86.99%
VARIOUS RETIREMENT PLANS
1525 WEST WT HARRIS BLVD
CHARLOTTE NC 28288-0001

NFS LLC FEBO	7.07%
LETITIA Y ANTOSZ
PHYLLIS ANTOSZ
WHITE LAKE MI 48383-2156

Old Mutual Strategic Small Company Fund - Class C

UBS FINANCIAL SERVICES INC. FBO	47.71%
EDWIN PATTERSON LEADER JR
REVOCABLE TRUST
TAMPA FL 33624-6952

MERRILL LYNCH	30.90%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

PAUL M VANDERHAVEN &	12.23%
BARBARA J VANDERHAVEN JTWROS
OMAHA NE 68130-2049

JOHN D FAITEL TR	8.41%
U/A 10/26/2005
JOHN D FAITEL LIVING TRUST
FARMINGTN HLS MI 48335-4707

Old Mutual Strategic Small Company Fund - Class Z

NATIONAL FINANCIAL SERVICES CORP	14.90%
FOR THE EXCLUSIVE BEN OF OUR CUST
200 LIBERTY ST ONE WORLD FIN CNTR
ATTN MUTUAL FUNDS DEPT 5TH FL
NEW YORK NY 10281

CHARLES SCHWAB & CO INC	12.81%
REINVEST ACCOUNT
ATTN MUTUAL FUND DEPARTMENT
101 MONTGOMERY STREET
SAN FRANCISCO CA 94104-4151

Old Mutual Strategic Small Company Fund - Institutional Class

OLD MUTUAL CAPITAL	100.00%
FBO OLD MUTUAL U.S. HOLDINGS INC
4643 S ULSTER ST
DENVER CO 80237-2853

*	None of the shares are known to be shares which the named beneficial owner has the right to acquire pursuant to Rule 13d-3(d)(1) under the Securities Exchange Act of 1934.

Listed below is the name, address and percent ownership of each person who, to the knowledge of Old Mutual Funds II, will own beneficially or of record 5% or more of the outstanding shares of the Strategic Small Company Fund * after the Reorganization is consummated, based on holdings as of November 17 , 2008:

Old Mutual Strategic Small Company Fund - Class A

WACHOVIA BANK FBO	85.15%
VARIOUS RETIREMENT PLANS
1525 WEST WT HARRIS BLVD
CHARLOTTE NC 28288-0001

NFS LLC FEBO	6.92%
LETITIA Y ANTOSZ
PHYLLIS ANTOSZ
WHITE LAKE MI 48383-2156

Old Mutual Strategic Small Company Fund - Class C

UBS FINANCIAL SERVICES INC. FBO	34.44%
UBS-FINSVC CDN FBO
PAUL ARCHER
WEEHAWKEN NJ 07086-8154

RAYMOND JAMES & ASSOC INC CSDN	11.13%
FBO CHRISTINE SEMAS IRA
HANFORD CA 93232-1874

UBS FINANCIAL SERVICES INC. FBO	22.33%
EDWIN PATTERSON LEADER JR
REVOCABLE TRUST
TAMPA FL 33624-6952

MERRILL LYNCH	14.46%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

PAUL M VANDERHAVEN &	5.72%
BARBARA J VANDERHAVEN JTWROS
OMAHA NE 68130-2049

Old Mutual Strategic Small Company Fund - Class Z

CHARLES SCHWAB & CO INC	17.23%
REINVEST ACCOUNT
ATTN MUTUAL FUND DEPARTMENT
101 MONTGOMERY STREET
SAN FRANCISCO CA 94104-4151

NATIONAL FINANCIAL SERVICES CORP	14.48%
FOR THE EXCLUSIVE BEN OF OUR CUST
200 LIBERTY ST ONE WORLD FIN CNTR
ATTN MUTUAL FUNDS DEPT 5TH FL
NEW YORK NY 10281

Old Mutual Strategic Small Company Fund - Institutional Class

OLD MUTUAL ASSET ALLOCATION	39.15%
MODERATE GROWTH PORTFOLIO
ATTN JC WALLER/OMCAP
4643 S ULSTER ST STE 600
DENVER CO 80237-2881

OLD MUTUAL ASSET ALLOCATION GROWTH	38.21%
PORTFOLIO
ATTN JC WALLER/OMCAP
4643 S ULSTER ST STE 600
DENVER CO 80237-2881

OLD MUTUAL ASSET ALLOCATION	19.04%
BALANCED PORTFOLIO
ATTN JC WALLER/OMCAP
4643 S ULSTER ST STE 600
DENVER CO 80237-2881

*	None of the shares are known to be shares which the named beneficial owner has the right to acquire pursuant to Rule 13d-3(d)(1) under the Securities Exchange Act of 1934.

The beneficial ownership of shares of the Developing Growth Fund or the Strategic Small Company Fund by trustees and officers of Old Mutual Funds II as a group constituted less than 1% of the outstanding shares of each class of each Fund as of December 10, 2008.

LEGAL MATTERS

Certain legal matters concerning Old Mutual Funds II and its participation in the Reorganization, the issuance of shares of the Strategic Small Company Fund in connection with the Reorganization and the tax consequences of the Reorganization will be opined upon by Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, PA 19103.

INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

This Prospectus/Proxy Statement and the related statement of additional information do not contain all the information set forth in the registration statements, the exhibits relating thereto and the annual reports that Old Mutual Funds II has filed with the SEC pursuant to the requirements of the Securities Act of 1933 and the 1940 Act, to which reference is hereby made.  The SEC file number for the Old Mutual Funds II registration statement containing the current prospectuses and statement of additional information relating to both the Developing Growth Fund and the Strategic Small Company Fund is Registration No. 2-99810.

Old Mutual Funds II is subject to the informational requirements of the 1940 Act and the Securities and Exchange Act of 1934 and in accordance therewith files reports and other information with the SEC.  Reports, proxy statements, registration statements and other information filed by Old Mutual Funds II (including the registration statement of Old Mutual Funds II relating to the Strategic Small Company Fund on Form N-14 of which this Prospectus/Proxy Statement is a part and which is hereby incorporated by reference) may be inspected without charge and copied at the public reference facilities maintained by the SEC in Washington, D.C., 20549-0102, and at the following regional office of the SEC: 500 West Madison Street, 14th Floor, Chicago, Illinois 60661.  Copies of such material may be obtained from the SEC at the prescribed rates.  The SEC maintains a website at http://www.sec.gov that contains information regarding Old Mutual Funds II and other registrants that file electronically with the SEC.

VOTING INFORMATION

The Developing Growth Fund expects to solicit proxies principally by mail, but may also solicit proxies by telephone, facsimile, telegraph or personal interview.  Developing Growth Fund officers will not receive any additional or special compensation for solicitation activities.  The Developing Growth Fund also engaged the services of Broadridge to assist in the solicitation of proxies.  In all cases where a telephonic proxy is solicited, the Broadridge representative will ask for each shareholder’s full name and address or the zip code or employer identification number and to confirm that the shareholder has received this Prospectus/Proxy Statement and proxy card in the mail.  If the shareholder is a corporation or other entity, the Broadridge representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares.  If the information solicited agrees with the information provided to Broadridge, then the Broadridge representative may explain the voting process, read the proposals listed on the proxy card, and ask for the shareholder’s instructions on each proposal.  Although the Broadridge representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, but he or she may read any recommendation set forth in the Prospectus/Proxy Statement.  The telephone solicitor will record the shareholder’s voting instructions on the card.  Within 72 hours, the shareholder will be sent a confirming letter or mailgram to confirm his or her vote and asking the shareholder to call 866-615-7269 immediately if his or her instructions are not correctly reflected in the confirmation.

The Funds will pay all costs and expenses associated with the Reorganization, subject to current expense limitations.  Costs associated with the Reorganization generally include printing and mailing costs, solicitation costs, legal costs, costs paid to the Funds’ independent registered public accounting firm, and other miscellaneous costs.  All costs and expenses associated with the Reorganization will be allocated between the Funds on a pro rata basis based on each Fund’s relative net assets.   The anticipated costs of the reorganization are approximately $51,196 .

All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions they contain.  If no instructions are given, shares represented by proxies will be voted FOR the proposal to approve the Plan of Reorganization and in accordance with the Board’s recommendations on other matters.  The presence in person or by proxy of one-third of the outstanding shares of Developing Growth Fund entitled to vote at the Special Meeting will constitute a quorum.

At the Special Meeting, a quorum being present, approval of the Plan of Reorganization requires the affirmative vote of the lesser of: (a) 67% or more of the voting securities of the Developing Growth Fund present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of the Developing Growth Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Developing Growth Fund.  Abstentions and broker non-votes will be counted as shares present at the Special Meeting for quorum purposes but will not be considered votes cast at the Special Meeting.  As a result, they have the same effect as a vote against the Plan of Reorganization.  Broker non-votes arise from a proxy returned by a broker holding shares for a customer which indicates that the broker has not been authorized by the customer to vote on a proposal.  If you return a proxy, you may revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a notice of revocation to the Secretary of Old Mutual Funds II.  In addition, although mere attendance at the Special Meeting will not revoke a proxy, if you attend the Special Meeting you may withdraw your proxy and vote in person.  Shareholders may also transact any other business not currently contemplated that may properly come before the Special Meeting in the discretion of the proxies or their substitutes.

Shareholders of record as of the close of business on December 10, 2008 (the “Record Date”) are entitled to vote at the Special Meeting.  On the Record Date, there were 2,068.582 Class A shares, 4,269.248 Class C shares, 1,353,337.534 Institutional Class shares and 7,803,720.618 Class Z shares of the Developing Growth Fund outstanding.  Each share held entitles a shareholder to one vote for each dollar (and a proportionate fractional vote for each fractional dollar) of net asset value of shares held by the shareholder.

If a quorum is not present at the Special Meeting, or if a quorum is present at the Special Meeting but sufficient votes to approve the Reorganization are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments to permit further solicitation of proxies.  Any such adjournment will require the affirmative vote of one third of those shares present at the Special Meeting or represented by proxy.  The persons designated as proxies may use their discretionary authority to vote as instructed by management of the Fund on questions of adjournment and on any other proposals raised at the Meeting to the extent permitted by the SEC’s proxy rules, including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules.

Only one Prospectus/Proxy Statement, along with one proxy card, is being delivered to multiple shareholders who share an address unless the Trust has received contrary instructions from one or more of the shareholders.  The Trust will deliver, promptly upon oral or written request, a separate copy of this Prospectus/Proxy Statement to a shareholder at a shared address to which a single copy of this Prospectus/Proxy Statement was delivered.

Shareholders may notify the Trust that they wish to receive a separate copy of this Prospectus/Proxy Statement, or wish to receive separate prospectuses and proxy statements in the future, by calling 888-772-2888 or write to Old Mutual Funds II at P.O. Box 219534, Kansas City, Missouri  64121-9534.  Multiple shareholders sharing an address can request to receive a single copy of proxy statements in the future if they are currently receiving multiples copies of proxy statements by calling or writing to the Trust as indicated above.

OTHER BUSINESS

The Board does not intend to present any other business at the Special Meeting.  Other matters will be considered if notice is given within a reasonable amount of time prior to the Special Meeting.  If any other matter may properly come before the Special Meeting, or any adjournment thereof, the persons named in the accompanying proxy card intend to vote, act, or consent thereunder in accordance with their best judgment at that time with respect to such matters.

The Trustees recommend approval of the Proposal.  Any unmarked proxies without instructions to the contrary will be voted in favor of approval of the Proposal.

____________________________________________
Distributor:  Old Mutual Investment Partners
R-08-419 12/2008

APPENDIX I
TO THE
COMBINED PROSPECTUS AND PROXY STATEMENT
DATED DECEMBER 17, 2008

Relating to the Acquisition of Assets of
OLD MUTUAL DEVELOPING GROWTH FUND

By and In Exchange for Shares of Beneficial Interest of
OLD MUTUAL STRATEGIC SMALL COMPANY FUND

PLAN OF REORGANIZATION
for
OLD MUTUAL DEVELOPING GROWTH FUND
A Series Portfolio of
Old Mutual Funds II

This Plan of Reorganization provides for the sale of assets and liabilities of the Old Mutual Developing Growth Fund (the “Developing Growth Fund”), a series portfolio of Old Mutual Funds II (the “Trust”), to the Old Mutual Strategic Small Company Fund (the “Strategic Small Company Fund”), also a series portfolio of the Trust. The Strategic Small Company Fund is sometimes referred to herein as the “Surviving Fund”, and the Developing Growth Fund is sometimes referred to herein as the “Reclassified Fund”. The Surviving Fund and the Reclassified Fund are sometimes collectively referred to herein as the “Funds”.

WHEREAS, the Trust is a Delaware statutory trust and a registered investment company under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Funds are each series portfolios of the Trust representing separate series of shares of beneficial interest of the Trust;

WHEREAS, the Funds are authorized to issue an unlimited number of Class A, Class C, Institutional Class and Class Z shares;

WHEREAS, the Strategic Small Company Fund has outstanding Class A, Class C, Institutional Class and Class Z shares and the Developing Growth Fund has outstanding Class A, Class C, Institutional Class and Class Z shares; and

WHEREAS, the Board of Trustees (the “Board”) of the Trust has determined that it would be in the best interests of the Funds’ shareholders to sell all of the assets and liabilities of the Developing Growth Fund to the Strategic Small Company Fund and reclassify the shares of the Developing Growth Fund as shares of the Strategic Small Company Fund in the manner described below.

NOW, THEREFORE, the Developing Growth Fund shall sell all of its assets and liabilities to the Strategic Small Company Fund and reclassify its shares on the following terms and conditions.

1.           Plan of Reorganization.

(a)           Attribution of Assets and Liabilities. At the Effective Time described in Section 3 below, the Developing Growth Fund shall sell all of its assets and liabilities to the Strategic Small Company Fund and the proportionate undivided interest in the assets and liabilities of the Developing Growth Fund attributable to its Class A, Class C, Institutional Class and Class Z shares shall become a part of the proportionate undivided interest in the assets and liabilities of the Strategic Small Company Fund attributable to its Class A, Class C, Institutional Class and Class Z shares, respectively, and any expenses, costs, charges and reserves allocated to the Class A, Class C, Institutional Class and Class Z shares of the Developing Growth Fund immediately prior to the Effective Time shall become expenses, costs, charges and reserves allocated to the Class A, Class C, Institutional Class and Class Z shares, respectively, of the Strategic Small Company Fund. The Trust shall instruct its custodian to reflect in the custodian’s records for the Strategic Small Company Fund the attribution of the assets of the Developing Growth Fund in the manner described above.

(b)           Reclassification of Shares. At the Effective Time described in Section 3 below, all of the issued and outstanding Class A, Class C, Institutional Class and Class Z shares of the Developing Growth Fund shall be reclassified and changed into and become Class A, Class C, Institutional Class and Class Z shares, respectively, of the Strategic Small Company Fund based upon their respective net asset values, and thereafter shall have the attributes of Class A, Class C, Institutional Class and Class Z shares of the Strategic Small Company Fund.

The stock transfer books of the Developing Growth Fund will be permanently closed at the Effective Time (described in Section 3 below) and only requests for the redemption of shares of the Developing Growth Fund received in proper form prior to the close of trading on the New York Stock Exchange on the date of the Effective Time shall be accepted. Thereafter, redemption requests received by the Developing Growth Fund shall be deemed to be redemption requests for the Strategic Small Company Fund shares into which such Developing Growth Fund shares were reclassified under this Plan of Reorganization.

(c)           Shareholder Accounts. At the Effective Time described in Section 3 below, each shareholder of record of Class A, Class C, Institutional Class and Class Z shares of the Developing Growth Fund will receive that number of Class A, Class C, Institutional Class and Class Z shares, respectively, of the Strategic Small Company Fund having an aggregate net asset value equal to the aggregate net asset value of the Class A, Class C, Institutional Class and Class Z shares, respectively, of the Developing Growth Fund held by such owner immediately prior to the Effective Time.

The Trust will establish an open account on the records of the Strategic Small Company Fund in the name of each owner of record of the Developing Growth Fund to which will be credited the respective number of shares of the Strategic Small Company Fund due such beneficial owner. Fractional shares of the Strategic Small Company Fund will be carried to the third decimal place. Certificates representing shares of the Strategic Small Company Fund will not be issued. The net asset value of the shares of the Developing Growth Fund and the net value of the assets of the Strategic Small Company Fund will be determined at the Effective Time in accordance with the policies and procedures of the Trust.  Any special options (e.g., automatic investment plans on current Developing Growth Fund shareholder accounts) will automatically transfer to the new accounts.

2.           Termination of Reclassified Fund. Immediately after the Effective Time described in Section 3 below, the Reclassified Fund shall cease to be an investment portfolio of the Trust and the Trust’s Board hereby authorizes the officers of the Trust to amend Schedule A to the Trust’s Agreement and Declaration of Trust and to take any other necessary action to terminate the Reclassified Fund as a separate investment portfolio of the Trust.

3.           Effective Time of the Reorganization. The reorganization of the Reclassified Fund contemplated by this Plan of Reorganization shall occur on March 6, 2009, at 4:30 p.m. Eastern time, or such other date and time as the officers of the Trust shall determine (the “Effective Time”).

4.           Approval of Shareholders. A meeting of the holders of the Developing Growth Fund shares shall be duly called and constituted for the purpose of acting upon this Plan of Reorganization and the transactions contemplated herein. Approval by such shareholders of this Plan of Reorganization shall authorize the Trust to take the actions required to effect the Plan of Reorganization for the Funds.

5.           Conditions Precedent. The Trust will consummate the Plan of Reorganization only after satisfaction of each of the following conditions:

(a)           All consents, approvals, permits and authorizations required to be obtained from governmental authorities, including the Securities and Exchange Commission and state securities commissions, to permit the parties to carry out the transactions contemplated by this Plan of Reorganization shall have been received.

(b)           This Plan of Reorganization shall have been approved by the shareholders of the Reclassified Fund at a special meeting by the affirmative vote of a “majority of the outstanding voting securities” of the Reclassified Fund, as defined in the 1940 Act.  This means the lesser of: (a) the affirmative vote of 67% or more of the voting securities of Reclassified Fund present or represented by proxy at the special meeting, if the holders of more than 50% of the outstanding voting securities of the Reclassified Fund are present or represented by proxy; or (b) the affirmative vote of more than 50% of the outstanding voting securities of the Reclassified Fund.

(c)           The assets of the Developing Growth Fund to be acquired by the Strategic Small Company Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by the Developing Growth Fund immediately prior to the reclassification. For purposes of this paragraph 5(c), any assets used by the Reclassified Fund to pay the expenses it incurs in connection with this Plan of Reorganization and to effect all shareholder redemptions and distributions (other than regular, normal dividends and regular, normal redemptions pursuant to the 1940 Act, and not in excess of the requirements of Section 852 of the Code, occurring in the ordinary course of the Reclassified Fund’s business as a portfolio of an open-end management investment company) after the commencement of negotiations regarding the Reorganization shall be included as assets of the Reclassified Fund held immediately prior to the reclassification.

(d)           The dividend described in the last sentence of paragraph 6(a)(i) shall have been declared.

(e)           The Trust shall have received an opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”) to the effect that consummation of the transaction contemplated by this Plan of Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code (the “Code”), and that the shareholders of the Reclassified Fund will recognize no gain or loss to the extent that they receive shares of the Surviving Fund in exchange for their shares of the Reclassified Fund in accordance with this Plan of Reorganization. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Trust and others, and the officers of the Trust shall use their best efforts to make available such truthful certificates.

(f)           The Trust shall have received an opinion of Stradley Ronon, dated as of the Effective Time, addressed to and in form and substance satisfactory to the Trust, to the effect that this Plan of Reorganization has been duly authorized and approved by all requisite action of the Trust and the shareholders of the shares of the Reclassified Fund.

At any time prior to the Effective Time, any of the foregoing conditions may be waived by the Trust if, in the judgment of its Board of Trustees, such waiver will not have a material adverse effect on the benefits intended under this Plan of Reorganization for the Reclassified Fund’s shareholders.

6.           Old Mutual Developing Growth Fund and Old Mutual Strategic Small Company Fund Tax Matters.

(a)           Old Mutual Developing Growth Fund.

(i)           The Developing Growth Fund has elected to be a regulated investment company under Subchapter M of the Code. The Developing Growth Fund has qualified as such for each taxable year since inception that has ended prior to the Effective Time and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending at the Effective Time. The Developing Growth Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. In order to (i) ensure continued qualification of the Developing Growth Fund as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Developing Growth Fund arising by reason of undistributed investment company taxable income or net capital gain, the Developing Growth Fund will declare on or prior to the Effective Time to the shareholders of the Developing Growth Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of the Developing Growth Fund’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended March 31, 2008 and for the short taxable year beginning on April 1, 2008 and ending at the Effective Time and (B) all of the Developing Growth Fund’s net capital gain for the taxable year ended March 31, 2008 and for such short taxable year.

(ii)           The Developing Growth Fund has timely filed all tax returns required to be filed by it and all taxes with respect thereto have been paid. No deficiencies for any taxes have been proposed, assessed or asserted in writing by any taxing authority against the Developing Growth Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a material adverse effect on the condition, financial or otherwise, property, assets or prospects of the Developing Growth Fund.

(b)           Old Mutual Strategic Small Company Fund.

(i)           The Strategic Small Company Fund has elected to be treated as a regulated investment company under Subchapter M of the Code. The Strategic Small Company Fund has qualified as such for each taxable year since inception that has ended prior to the Effective Time and will satisfy the requirements of Part I of Subchapter M of the Code to maintain such qualification for its current taxable year. The Strategic Small Company Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

(ii)           The Strategic Small Company Fund has timely filed all returns required to be filed by it and all taxes with respect thereto have been paid. No deficiencies for any taxes have been proposed, assessed or asserted in writing by any taxing authority against the Strategic Small Company Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a material adverse effect on the condition, financial or otherwise, property, assets or prospects of the Strategic Small Company Fund.

7.           Termination. The Trust may terminate this Plan of Reorganization with the approval of its Board at any time prior to the Effective Time, notwithstanding approval thereof by the Reclassified Fund’s respective shareholders if, in the judgment of the Board, proceeding with the Plan of Reorganization would be inadvisable.

8.           Further Assurances. The Trust shall take such further action as may be necessary or desirable and proper to consummate the transactions contemplated hereby.

9.           Expenses. The Funds shall bear all costs and expenses associated with this Plan of Reorganization and the transactions contemplated hereby.  All costs and expenses associated with this Plan of Reorganization shall be allocated between the Funds on a pro rata basis based on each Fund’s relative net assets. Neither the Developing Growth Fund nor the Strategic Small Company Fund (nor any Person related to the Developing Growth Fund or the Strategic Small Company Fund) will pay or assume any expenses of the Developing Growth Fund Shareholders (including, but not limited to, any expenses of Developing Growth Fund Shareholders that are solely and directly related to the Reorganization).

This Plan of Reorganization was approved and adopted by the Board of the Trust on November 13, 2008.

OLD MUTUAL FUNDS II
ON BEHALF OF THE
OLD MUTUAL MID-CAP FUND

December 17, 2008

Dear Shareholder:

The Old Mutual Mid-Cap Fund’s Board of Trustees (the “Board”) requests your vote on a proposal to reorganize the Old Mutual Mid-Cap Fund (the “Mid-Cap Fund”) into the Old Mutual TS&W Mid-Cap Value Fund (the “TS&W Mid-Cap Value Fund” and together with the Mid-Cap Fund, the “Funds”).  If the reorganization is approved by shareholders, you will receive shares of the TS&W Mid-Cap Value Fund equivalent in dollar value to your shares in the Mid-Cap Fund at the time of the reorganization.

The Board’s recommendation to reorganize the Mid-Cap Fund is based primarily on its compatibility with the TS&W Mid-Cap Value Fund and economies of scale that may be achieved by combining the Funds. Both Funds are advised by Old Mutual Capital, Inc., and while the Mid-Cap Fund is sub-advised by Liberty Ridge Capital, Inc. and the TS&W Mid-Cap Value Fund is sub-advised by Thompson Siegel & Walmsley, LLC, both Funds primarily invest in mid-capitalization companies.  Reorganizing the Mid-Cap Fund will enable you to maintain your exposure to mid-capitalization companies while also enabling you to potentially benefit from the TS&W Mid-Cap Value Fund’s focus on investments in mid-capitalization companies with value characteristics.

In addition to the foregoing, the Board recommends reorganizing the Mid-Cap Fund so that shareholders may realize additional benefits such as equal or potentially lower expense ratios than the Mid-Cap Fund’s current expense ratios.  Importantly, the reorganization is designed to be a tax-free reorganization, so you should not realize a tax gain or loss as a direct result of the reorganization.  Additional details about the proposed reorganization are described in the enclosed Proxy Statement.

This proposal will be presented to shareholders at a special meeting of shareholders to be held on February 27, 2009 in Denver, Colorado. This package contains important information about the proposal, a proxy, a business reply envelope permitting you to vote by mail and simple instructions on how to vote by phone or via the Internet.  We encourage you to read the entire Proxy Statement, which describes the proposal in detail.

THE MID-CAP FUND’S BOARD HAS CAREFULLY CONSIDERED THE PROPOSAL, BELIEVES THE PROPOSAL TO BE IN THE BEST INTERESTS OF MID-CAP FUND SHAREHOLDERS, AND UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PROPOSAL.

You can vote in one of four ways:

BY MAIL using the enclosed proxy card;

BY INTERNET through the website listed on your proxy card ;

BY TELEPHONE by calling the number indicated on your proxy card ; or

IN PERSON at the Special Meeting of Shareholders on February 27, 2009.

Your vote is extremely important, no matter how many shares you own.  If we do not receive sufficient votes to approve the proposal, we may have to send additional mailings or conduct telephone solicitations.  If you have any questions about the proposal, please call our proxy solicitor, Broadridge at 866-615-7269 .

Thank you for your response and we look forward to preserving your trust as a valued shareholder over the long term.

Sincerely,

[Missing Graphic Reference]
Leigh A. Wilson
Chairman
Old Mutual Funds II

OLD MUTUAL FUNDS II
Old Mutual Mid-Cap Fund

NOTICE OF MEETING OF SHAREHOLDERS

To Be Held on February 27, 2009

4643 South Ulster Street, Suite 600
Denver, Colorado 80237

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of the Old Mutual Mid-Cap Fund (the “Mid-Cap Fund”) of Old Mutual Funds II (the “Trust”) will be held at the offices of Old Mutual Capital, Inc. (“Old Mutual Capital”) located at 4643 South Ulster Street, Suite 600, Denver, Colorado 80237 on February 27, 2009, at 10:45 a.m. Mountain Time (the “Special Meeting”), for the purpose of voting on the proposal set forth below and to transact such other business that may properly come before the Special Meeting, or any adjournments thereof:

Approval of a Plan of Reorganization that provides for the sale of assets and liabilities of the Mid-Cap Fund to the Old Mutual TS&W Mid-Cap Value Fund.

The proposal is discussed in greater detail in the attached Prospectus/Proxy Statement.  You are entitled to vote at the Special Meeting or any adjournments thereof if you owned shares of the Mid-Cap Fund at the close of business on December 10, 2008.  If you attend the Special Meeting or any adjournments thereof, you may vote your shares in person.  Whether or not you intend to attend the Special Meeting or any adjournments thereof in person, you may vote in any of the following ways:

(1)	Mail: Vote, sign, date and return the enclosed proxy card(s) in the enclosed postage-paid envelope;

(2)
Telephone: Have your proxy card(s) available. Vote by telephone by calling the toll-free number on your proxy card(s) which is available 24 hours a day, 7 days a week. Enter the control number on the proxy card(s) (a confirmation of your telephone vote will be mailed to you); or

(3)
Internet: Have your proxy card(s) available. Vote on the Internet by accessing the website listed on your proxy card(s). Enter the control number from your proxy card(s). Follow the simple instructions found on the website.

By order of the Board of Trustees,

[Missing Graphic Reference]
Andra C. Ozols, Secretary
Old Mutual Funds II
Dated: December 17, 2008
Denver, Colorado

COMBINED PROSPECTUS AND PROXY STATEMENT
DECEMBER 17, 2008

Relating to the Acquisition of Assets of
OLD MUTUAL MID-CAP FUND

By and In Exchange for Shares of Beneficial Interest of
OLD MUTUAL TS&W MID-CAP VALUE FUND

EACH A SERIES PORTFOLIO OF
OLD MUTUAL FUNDS II
4643 South Ulster Street, Suite 600
Denver, Colorado 80237
888-772-2888

This document is being furnished to you in connection with the Special Meeting of Shareholders of Old Mutual Mid-Cap Fund (the “Mid-Cap Fund” or a “Fund” ), a series portfolio of Old Mutual Funds II, a Delaware statutory trust (“Old Mutual Funds II”), to be held at the offices of Old Mutual Capital , Inc. , located at the address listed above, at 10:45 a.m. Mountain Time on February 27, 2009 (the “Special Meeting”).  At the Special Meeting, you will be asked to approve a plan of reorganization (the “Plan of Reorganization”) for the Mid-Cap Fund and the consummation of the transactions described therein, as further described in this Combined Prospectus and Proxy Statement (“Prospectus/Proxy Statement”).

The Board of Trustees of Old Mutual Funds II, on behalf of the Mid-Cap Fund, is soliciting this proxy.  This prospectus/proxy statement will first be mailed to shareholders on or about January 9, 2009.  The Board of Trustees of Old Mutual Funds II has unanimously approved the Plan of Reorganization as being in the best interests of Mid-Cap Fund shareholders and recommends that you vote “FOR” the proposal.

The Plan of Reorganization provides for the acquisition of assets and liabilities of the Mid-Cap Fund by the Old Mutual TS&W Mid-Cap Value Fund (the “TS&W Mid-Cap Value Fund” or a “Fund” and together with the Mid-Cap Fund, the “Funds”) and the reclassification of the issued and outstanding shares of the Mid-Cap Fund into shares of the TS&W Mid-Cap Value Fund based upon the net asset values of the two Funds (the “Reorganization”).  The TS&W Mid-Cap Value Fund is also a series portfolio of Old Mutual Funds II.  Upon the consummation of the Reorganization, all of the assets and liabilities of the Mid-Cap Fund will become assets and liabilities of the TS&W Mid-Cap Value Fund, and Class A shares of the Mid-Cap Fund will be reclassified as Class A shares of the TS&W Mid-Cap Value Fund, Class C shares of the Mid-Cap Fund will be reclassified as Class C shares of the TS&W Mid-Cap Value Fund, Institutional Class shares of the Mid-Cap Fund will be reclassified as Institutional Class shares of the TS&W Mid-Cap Value Fund, and Class Z shares of the Mid-Cap Fund will be reclassified as Class Z shares of the TS&W Mid-Cap Value Fund.  The value of your account in the TS&W Mid-Cap Value Fund immediately after the Reorganization will be the same as the value of your account in the Mid-Cap Fund immediately before the Reorganization.

The Funds have similar investment strategies in that both Funds invest primarily in mid-capitalization companies.  However, the Mid-Cap Fund seeks to provide investors with above-average total returns over a three to five year market cycle, consistent with reasonable risk, by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-capitalization companies, while the TS&W Mid-Cap Value Fund seeks to provide investors with long-term capital growth by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-capitalization companies with value characteristics.  The TS&W Mid-Cap Value Fund generally invests in mid-capitalization companies that Thompson Siegel & Walmsley, LLC (“TS&W”), the TS&W Mid-Cap Value Fund’s sub-adviser, believes present a value or potential worth that is not recognized by prevailing market prices or that have experienced some fundamental changes and are intrinsically undervalued by the investment community.

The Mid-Cap Fund invests in mid-capitalization companies with market capitalizations similar to the companies in the S&P MidCap 400 Index, while the TS&W Mid-Cap Value Fund invests in mid-capitalization companies with market capitalizations similar to the companies in the Russell MidCap Value Index.  As of March 31, 2008, the S&P MidCap 400 Index included companies with market capitalizations between $262 million and $12.5 billion and the Russell MidCap Value Index included companies with market capitalizations between $156 million and $45.7 billion.  For additional information regarding the Funds’ investment strategies, see the “Introduction - Comparison of Investment Objectives and Policies” section of this Prospectus/Proxy Statement.

This Prospectus/Proxy Statement sets forth concisely the information that you should know before voting on the Plan of Reorganization.  This Prospectus/Proxy Statement should be read in its entirety and retained for future reference.  The statement of additional information related to this Prospectus/Proxy Statement dated December 17, 2008, is available upon request and without charge by contacting Old Mutual Funds II at the address or telephone number above, and is hereby incorporated by reference.

Like shares of the Mid-Cap Fund, shares of the TS&W Mid-Cap Value Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency and involve risk, including the possible loss of the principal amount invested.

The current prospectus for Class A and Class C shares for the Funds dated July 28, 2008, as supplemented, and the current prospectus for Class Z and Institutional Class shares for the Funds dated December 9, 2008, as supplemented, together with the related statement of additional information for Class A, Class C, Institutional Class and Class Z shares for the Funds dated December 9, 2008, as supplemented, are on file with the Securities and Exchange Commission (the “SEC”).  The prospectuses, statement of additional information, as well as the most recent annual report and semi-annual report for Old Mutual Funds II are available without charge by writing to Old Mutual Funds II, P.O. Box 219534, Kansas City, Missouri 64121-9534, or by calling 888-772-2888.  The SEC maintains a website at http://www.sec.gov that contains the prospectuses and statement of additional information described above, material incorporated by reference, and other information about Old Mutual Funds II.  You can obtain additional information about the Funds on the Old Mutual Funds II website located at oldmutualfunds.com.

As with all mutual fund securities, the SEC has not approved or disapproved these securities or determined whether the information in this Prospectus/Proxy Statement is adequate or accurate.  Any representation to the contrary is a criminal offense.

[End of Front Cover Page]

OLD MUTUAL FUNDS II
Old Mutual Mid-Cap Fund

INTRODUCTION
A.	Questions and Answers Regarding the Reorganization
B.	Comparison of Investment Objectives and Policies
C.	Comparison of Risk Factors
D.	Comparison of Pricing, Purchase and Redemption Policies, Sales Charges and Distribution
E.	Comparison of Fees and Expenses
F.	Comparison of Performance
THE REORGANIZATION
A.	Information About The Reorganization
B.	Reasons for the Reorganization
C.	Federal Income Tax Consequences
D.	Other Conditions
E.	Shareholders’ Rights
F.	Capitalization
OTHER INFORMATION ABOUT THE FUNDS
A.	Investment Adviser and Sub-Advisers
B.	Portfolio Managers
C.	Financial Highlights
D.	Pending Litigation
E.	Additional Information About the Funds
OWNERSHIP OF FUND SHARES
LEGAL MATTERS
INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
VOTING INFORMATION
OTHER BUSINESS

APPENDIX I           Plan of Reorganization

INTRODUCTION

The “Introduction” section of this Prospectus/Proxy Statement provides a brief overview of the key features and other matters typically of interest to shareholders considering a proposed reorganization between mutual funds.  These responses are qualified in their entirety by the remainder of this Prospectus/Proxy Statement, which you should read carefully because it contains additional information and details regarding the proposed reorganization.  The description of the Reorganization is qualified by reference to the full text of the Plan of Reorganization, which is attached as Appendix I.

A.	Questions and Answers Regarding the Reorganization

Q.	WHAT IS BEING PROPOSED?

A.
The Plan of Reorganization provides for the sale of all the assets and liabilities of the Mid-Cap Fund to the TS&W Mid-Cap Value Fund and the reclassification of the issued and outstanding Mid-Cap Fund shares into TS&W Mid-Cap Value Fund shares.  If shareholders of the Mid-Cap Fund approve the Plan of Reorganization and other closing conditions are satisfied, all of the assets and liabilities of the Mid-Cap Fund will become the assets and liabilities of the TS&W Mid-Cap Value Fund, and the issued and outstanding Class A, Class C, Institutional Class and Class Z shares of the Mid-Cap Fund will be converted into Class A, Class C, Institutional Class and Class Z shares, respectively, of the TS&W Mid-Cap Value Fund, with an aggregate net asset value equal to the value of the Mid-Cap Fund’s net assets immediately prior to the Reorganization.  The value of each Mid-Cap Fund shareholder’s account in the TS&W Mid-Cap Value Fund immediately after the Reorganization will be the same as the value of such shareholder’s account with Mid-Cap Fund immediately prior to the Reorganization.

Q.	WHY IS THE REORGANIZATION IN THE BEST INTERESTS OF SHAREHOLDERS?

A.           The Board of Trustees (the “Board”) of Old Mutual Funds II, including each of the independent Trustees, determined that the Reorganization would be in the best interests of both Funds and their shareholders based on the following factors, among others:

•	The compatibility of the investment objectives and principal investment strategies of the two Funds.

•	The continuity of management, given that Old Mutual Capital is the adviser to both Funds.

•
The lower expense limitations for the TS&W Mid-Cap Value Fund’s Class A, Class C and Class Z shares of 1.40%, 2.15% and 1.12%, respectively, and that as a result, shareholders of the Mid-Cap Fund will benefit from the lower expense limitations that are in effect for the TS&W Mid-Cap Value Fund upon the Closing Date (defined below) of the Reorganization.

•	Equal or potentially lower total expense ratios for the combined Fund resulting from increased asset levels and corresponding economies of scale.

•	Old Mutual Capital’s belief that the combined Fund will have improved marketability and will be better poised to attract new assets and enable shareholders to benefit from economies of scale.

•	The potential operating efficiencies that may result from combining the Funds.

•	The tax-free nature of the Reorganization for Federal income tax purposes, so shareholders should not realize a tax gain or loss as a direct result of the Reorganization.

Q.	WHAT IS THE RECOMMENDATION OF THE BOARD OF TRUSTEES?

A.	The Board recommends that you vote “FOR” the Reorganization.

Q.	DO THE FUNDS HAVE THE SAME INVESTMENT OBJECTIVE?

A.
The Mid-Cap Fund seeks to provide investors with above-average total return over a three to five year market cycle, consistent with reasonable risk, by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-capitalization companies, while the TS&W Mid-Cap Value Fund seeks to provide investors with long-term capital growth by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-capitalization companies with value characteristics.

The Funds have similar investment strategies in that both Funds invest primarily in mid-capitalization companies. The Mid-Cap Fund invests in mid-capitalization companies with market capitalizations similar to the companies in the S&P MidCap 400 Index, while the TS&W Mid-Cap Value Fund invests in mid-capitalization companies with market capitalizations similar to the companies in the Russell MidCap Value Index.  As of March 31, 2008, the S&P MidCap 400 Index included companies with market capitalizations between $262 million and $12.5 billion and the Russell MidCap Value Index included companies with market capitalizations between $156 million and $45.7 billion.  In addition, the TS&W Mid-Cap Value Fund primarily invests in securities that TS&W believes present a value or potential worth that is not recognized by prevailing market prices or that have experienced some fundamental changes and are intrinsically undervalued by the investment community.

Q.	WHAT ARE THE PRIMARY DIFFERENCES IN THE INVESTMENT STRATEGIES AND RISKS OF THE FUNDS?

A.
While both Funds invest primarily in securities of mid-capitalization issuers, the TS&W Mid-Cap Value Fund normally invests at least 80% of its net assets in securities of mid-capitalization issuers with value characteristics.  This means that to the extent the TS&W Mid-Cap Value Fund invests in mid-capitalization issuers with value characteristics, it may be exposed to greater investment style risk because market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor.  The market may not favor the TS&W Mid-Cap Value Fund’s value style of investing, and the TS&W Mid-Cap Value Fund’s returns may vary considerably from other equity funds using different investment styles.  The Mid-Cap Fund invests in companies with both value and growth characteristics and, as a result, may be less susceptible to investment style risk.  However, the Mid-Cap Fund’s returns may be lower than the TS&W Mid-Cap Value Fund during market cycles that favor companies with value characteristics.

Q.	HOW DO THE FUNDS COMPARE IN SIZE?

A.
As of September 30, 2008, the Mid-Cap Fund’s net assets were $115.7 million and the TS&W Mid-Cap Value Fund’s net assets were $63.5 million.  The asset size of each Fund fluctuates on a daily basis and the asset size of the TS&W Mid-Cap Value Fund after the Reorganization may be larger or smaller than the combined assets of the Funds as of September 30, 2008.

Q.	WILL THE PROPOSED REORGANIZATION RESULT IN HIGHER INVESTMENT MANAGEMENT FEES OR OTHER FUND EXPENSES?

A.
The management fee for both Funds is 0.95% and will not change upon the closing date of the Reorganization, which is anticipated to occur the close of business on or about March 6, 2009 (the “Closing Date”).  The expense limitations for the TS&W Mid-Cap Value Fund are lower than the expense limitations for the Mid-Cap Fund.  As a result, shareholders of the Mid-Cap Fund will benefit from the lower expense limitations that are in effect for the TS&W Mid-Cap Value Fund upon the Closing Date of the Reorganization.  In addition, the projected gross total expense ratios of the TS&W Mid-Cap Value Fund following the completion of the Reorganization are expected to be lower than the current gross total expense ratios of the Mid-Cap Fund.

Q.	WHAT ARE THE TAX CONSEQUENCES OF THE PROPOSED REORGANIZATION?

A.
Legal counsel to the Mid-Cap Fund and the TS&W Mid-Cap Value Fund will issue an opinion to Old Mutual Funds II that the Reorganization will constitute a tax-free reorganization for Federal income tax purposes.  Thus, shareholders are not expected to be subject to Federal income taxes as a direct result of the Reorganization.

Q.	WILL THE SHAREHOLDER SERVICES PROVIDED BY OLD MUTUAL CAPITAL CHANGE?

A.
No.  Old Mutual Capital manages the Mid-Cap Fund and the TS&W Mid-Cap Value Fund.  The custodian, transfer agent and distributor are also the same for both Funds.  Purchase, exchange and redemption privileges are also the same for both Funds.  Please consult your financial intermediary for information on any services provided by them to the Funds.

Q.	CAN I CONTINUE TO ADD TO MY MID-CAP FUND ACCOUNT?

A.	Yes. Mid-Cap Fund shareholders may continue to make investments in the Mid-Cap Fund until at least the date of shareholder approval (anticipated on February 27, 2009).

Q.	WHAT HAPPENS IF THE REORGANIZATION IS NOT APPROVED?

A.
Effective on or about March 31, 2009, Liberty Ridge will cease providing investment sub-advisory services to the Mid-Cap Fund.  If the Reorganization is not approved, any shares you held in the Mid-Cap Fund will remain Mid-Cap Fund shares, but Liberty Ridge will not continue to provide sub-advisory services to the Mid-Cap Fund after March 31, 2009.  The Board and Old Mutual Capital would determine what further action to take, which may include recommending that shareholders approve one or more new investment sub-advisers to the Mid-Cap Fund.  The TS&W Mid-Cap Value Fund would continue to operate separately.

Q.	WILL EITHER FUND PAY FOR THE PROXY SOLICITATION, LEGAL AND OTHER COSTS ASSOCIATED WITH THE PROPOSED REORGANIZATION?

A.
The Funds will pay all costs and expenses associated with the Reorganization, subject to current expense limitations.  Costs associated with the Reorganization generally include printing and mailing costs, solicitation costs, legal costs, costs paid to the Funds’ independent registered public accounting firm, and other miscellaneous costs.  All costs and expenses associated with the Reorganization will be allocated between the Funds on a pro rata basis based on each Fund’s relative net assets.   The anticipated costs of the reorganization are approximately $58,893 .

Q.	IF APPROVED, WHEN WILL THE PROPOSED REORGANIZATION TAKE PLACE?

A.
If approved, the Reorganization will be effective the close of business on or about March 6, 2009, or as soon as reasonably practicable after shareholder approval is obtained.  Shortly after completion of the Reorganization, shareholders will receive a confirmation statement reflecting their new TS&W Mid-Cap Value Fund account number and number of shares owned.

Q.	WHAT IF I WANT TO EXCHANGE MY SHARES FOR ANOTHER OLD MUTUAL FUND PRIOR TO THE REORGANIZATION?

A.
You may exchange your shares into other mutual funds advised by Old Mutual Capital (each an “Old Mutual Fund”) before the Closing Date by calling 888-772-2888 or contacting your financial intermediary.  If you choose to exchange your Mid-Cap Fund shares for another Old Mutual Fund, your request will be treated as a normal exchange of shares and will be a taxable transaction unless your shares are held in a tax-deferred account, such as an IRA.  If you exchange your shares before the date of the Special Meeting or any adjournments thereof, you will still be asked to cast your vote on the Reorganization.

Q.	HOW MANY VOTES AM I ENTITLED TO CAST?

A.
Shareholders of record as of the close of business on December 10, 2008 (the “Record Date”) are entitled to vote at the Special Meeting.  You are entitled to one vote for each dollar (and a proportionate fractional vote for each fractional dollar) of net asset value of shares held in your name as determined as of the Record Date.

Q.	HOW CAN I VOTE MY SHARES?

A.
You are entitled to vote at the Special Meeting or any adjournments thereof if you owned shares of the Mid-Cap Fund at the close of business on December 10, 2008.  If you attend the Special Meeting or any adjournments thereof, you may vote your shares in person.  Whether or not you intend to attend the Special Meeting or any adjournments thereof in person, you may vote in any of the following ways:

(1)	Mail: Vote, sign, date and return the enclosed proxy card(s) in the enclosed postage-paid envelope;

(2)
Telephone: Have your proxy card(s) available. Vote by telephone by calling the toll-free number on your proxy card(s) which is available 24 hours a day, 7 days a week. Enter the control number on the proxy card(s) (a confirmation of your telephone vote will be mailed to you); or

(3)
Internet: Have your proxy card(s) available. Vote on the Internet by accessing the website listed on your proxy card(s). Enter the control number from your proxy card(s). Follow the simple instructions found on the website.

Q.	IF I VOTE MY PROXY NOW, CAN I CHANGE MY VOTE LATER?

A.
If you vote your proxy now, you may revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a notice of revocation to the Secretary of Old Mutual Funds II.  In addition, although mere attendance at the Special Meeting will not revoke a proxy, if you attend the Special Meeting you may withdraw your proxy and vote in person.

Q.	WHAT IS THE REQUIRED VOTE TO APPROVE THE PROPOSED REORGANIZATION?

A.
At the Special Meeting, a quorum being present, approval of the Reorganization requires the affirmative vote of a “majority of the outstanding voting securities” of the Mid-Cap Fund as defined by the Investment Company Act of 1940, as amended (the “1940 Act”).  This means the affirmative vote of the lesser of: (a) 67% or more of the voting securities of Mid-Cap Fund present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of Mid-Cap Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of Mid-Cap Fund.

Q.	WHOM SHOULD I CALL FOR ADDITIONAL INFORMATION ABOUT THIS PROSPECTUS/PROXY STATEMENT?

A.	Please call the proxy solicitor, Broadridge, at 866-615-7269 to obtain additional information regarding the proposed Reorganization.

B.	Comparison of Investment Objectives and Policies

The investment strategies of the Mid-Cap Fund and the TS&W Mid-Cap Value Fund are similar in that both Funds invest primarily in mid-capitalization companies.  In addition, both Funds are advised by Old Mutual Capital, though the Mid-Cap Fund is sub-advised by Liberty Ridge Capital, Inc. and the TS&W Mid-Cap Value Fund is sub-advised by TS&W.  The Mid-Cap Fund seeks to provide investors with above-average total return over a three to five year market cycle, consistent with reasonable risk, by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-capitalization companies, while the TS&W Mid-Cap Value Fund seeks to provide investors with long-term capital growth by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-capitalization companies with value characteristics.

Reorganizing the Mid-Cap Fund into the TS&W Mid-Cap Value Fund will enable Mid-Cap Fund shareholders to maintain exposure to mid-capitalization companies while increasing exposure to value-oriented companies.  This is because the TS&W Mid-Cap Value Fund primarily invests in mid-capitalization securities that TS&W believes present a value or potential worth that is not recognized by prevailing market prices or that have experienced some fundamental changes and are intrinsically undervalued by the investment community.  The Mid-Cap Fund focuses on companies in the blend space, meaning they share both value and growth characteristics.  The Mid-Cap Fund uses the S&P MidCap 400 Index as its benchmark while the TS&W Mid-Cap Value Fund uses the Russell MidCap Value Index as its benchmark.  As of March 31, 2008, the S&P MidCap 400 Index included companies with market capitalizations between $262 million and $12.5 billion and the Russell MidCap Value Index included companies with market capitalizations between $156 million and $45.7 billion.  The market capitalizations of the companies in the Funds’ portfolios and the Indices change over time and the Funds will not automatically sell or stop buying stock of a company they already own if the company’s market capitalization grows or falls out of this range.

The annual portfolio turnover rate for the Mid-Cap Fund was 119.16% for the fiscal year ended March 31, 2008.  The TS&W Mid-Cap Value Fund’s portfolio turnover rate for the same period was 66.60%.  A fund with a higher rate of portfolio turnover will result in higher transaction costs and may result in additional taxes for shareholders as compared to a fund with less portfolio turnover.

C.	Comparison of Risk Factors

Each Fund may invest in various types of securities or use certain investment techniques to achieve its investment objective. The following is a summary of the principal risks associated with such securities and investment techniques. Additional information about these risks is included in the Funds’ prospectus. As with any security, an investment in either Fund involves certain risks, including loss of principal. An investment in the Funds is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency. The fact that a particular risk is not identified does not indicate that a Fund does not invest its assets in, or is precluded from investing its assets in, securities that give rise to that risk.

Similar Risk Factors of the Funds

Like all investments in securities, you risk losing money by investing in the Funds.  The main risks of investing in each Fund are as follows:

Stock Market Risk.  The value of the stocks and other securities owned by the Fund s will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The market may also fail to recognize a Sub-Adviser’s determination of an investment’s value or a Sub-Adviser may misgauge that value.

Small and Mid-Capitalization Company Risk.  The Funds primarily invest in mid-capitalization companies and also may invest in small-capitalization companies.  While small-capitalization companies, and to an extent mid-capitalization companies, may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation.  The trading markets for securities of small-capitalization and mid- capitalization issuers may be less liquid and more volatile than securities of larger companies.  This means that the Funds could have greater difficulty buying or selling a security of a small-capitalization or mid-capitalization issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk.  Companies that have similar lines of business are grouped together in broad categories called industries.  Certain industries are grouped together in broader categories called sectors.  The Fund s may focus their investments in certain industries within certain sectors, which may cause the Funds ’ performance to be susceptible to the economic, business or other developments that affect those industries.

Primary Differences in Risk Factors of the Funds

Investment Style Risk.  Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor.  The market may not favor the TS&W Mid-Cap Value Fund’s value style of investing, and the TS&W Mid-Cap Value Fund’s returns may vary considerably from other equity funds using different investment styles.

More information regarding the risks of investing in the Funds is included in the Old Mutual Funds II prospectus.

D.	Comparison of Pricing , Purchase and Redemption Policies, Sales Charges and Distribution

Shares of the Mid-Cap Fund and the TS&W Mid-Cap Value Fund are distributed by Old Mutual Investment Partners (“OMIP” or the “Distributor”) , a wholly-owned subsidiary of Old Mutual Capital.   The Distributor receives no compensation for serving in such capacity, except as provided in separate distribution plans, adopted pursuant to Rule 12b-1 of the 1940 Act for each Fund’s Class A and Class C shares, and service plans which enable the Funds to directly and indirectly bear certain expenses relating to the distribution and sale of shares and services provided to shareholders.  Pursuant to 12b-1 plans, b oth the Mid-Cap Fund and the TS&W Mid-Cap Value Fund pay OMIP a service fee at an annual rate of 0.25% of the average daily net assets attributable to Class A shares and a distribution fee and service fee at an annual combined rate of 1.00% of the average daily net assets attributable to Class C shares.   Because these fees are paid out of the assets of Class A and Class C on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.   For more information on distribution and service fees, refer to the Old Mutual Funds II prospectus.

The Funds have the same procedures for calculating share price and valuing portfolio securities, and the same policies regarding excessive or short term trading.  These policies and procedures are described in the following sections .

Share Price

The price you pay for a share of a Fund and the price you receive upon selling or redeeming a share of a Fund is called the net asset value (“NAV”).  NAV per share class of a Fund is calculated by dividing the total net assets of each class of a Fund by the total number of the classes’ shares outstanding of that Fund.  NAV is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open. NAV is not calculated, and you may not conduct Fund transactions, on days the NYSE is closed (generally weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day).

Your purchase, exchange, or redemption of a Fund’s shares will be priced at the next NAV calculated after your request is received in good order by the Fund’s transfer agent or other Fund agents.  Shares begin to earn dividends on the first business day following the day of purchase.  Shares earn dividends until the day of redemption.  The NAV of your shares when redeemed may be more or less than the price you originally paid, depending primarily upon the Fund's investment performance.  If a Fund invests in another investment company, that Fund’s NAV is based in part on the NAV of the other investment companies in which the Fund invests.  The prospectuses for these other investment companies explain the circumstances under which they may use fair value pricing and its effects.

The Trust may enter into agreements with broker-dealers, financial institutions, retirement plan accounts, trading platforms, certain fee-based programs, or other service providers (“financial intermediaries”) that may include the Funds as an investment alternative in the programs they offer or administer.  If you buy shares through a financial intermediary, generally your order must be received by the financial intermediary and transmitted to OMIP or its designee by the close of regular trading on the NYSE in order for you to receive that day’s offering price.  Otherwise, the order will receive the offering price that is determined on the next day the NYSE is open.  The Trust and financial intermediaries reserve the right to reject customer orders that are incomplete or otherwise not in “good order.”  Financial intermediaries may also accept certain customer orders conditioned on the understanding that the orders may later be rejected in the event they cannot be transmitted to OMIP or its designee in a timely manner.  The Trust will be deemed to have received a purchase or redemption order from authorized financial intermediaries (“authorized financial intermediaries”) when the financial intermediary, or its authorized designee, accepts the order. The customer order will be priced at the Fund’s NAV next computed after such order is unconditionally accepted by an authorized financial intermediary or its authorized designee.

Valuing Portfolio Securities

The Funds use pricing services to determine the market value of the securities in their portfolios.  Except as discussed below, the Funds generally use the market price of securities as of the close of regular trading on the NYSE to value equity securities held in the Funds’ portfolios, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day.

Short-term investments in the Funds are priced at amortized cost, which approximates market value.  The market value of bonds is determined based on an evaluated price.  If a Fund holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates.  Because foreign markets may be open at different times than the NYSE, the price of a Fund’s shares may change on days when its shares are not available for purchase or sale.  If a market quotation is not readily available or is believed to be unreliable, the security is valued at fair value pursuant to procedures approved by the Board.

Fair Value Pricing

The Funds have fair value pricing procedures in place, and a Valuation Committee meets as necessary to value securities in appropriate circumstances that may include, but are not limited to, when a market price is believed to be unreliable, is unavailable, or if Fund assets have been affected by events occurring after the close of trading of a securities market, but before a Fund calculates its NAV.  By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market, a Fund attempts to establish a price that it might reasonably expect to receive upon its current sale of that security.  These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interest or other harm to shareholders.  In addition, fair value pricing is a helpful tool in preventing excessive short-term trading activity because it may make it more difficult for potentially disruptive shareholders to determine if pricing inefficiencies exist in a Fund’s securities.  The valuation assigned to fair valued securities for purposes of calculating the Fund's NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.  Although intended to do so, the fair value procedures may not always better represent the price at which the Fund could sell the fair valued security and may not always result in a more accurate NAV.

Policy Regarding Excessive or Short-Term Trading

While the Funds provide shareholders with daily liquidity, they are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity, market-timing, or other abusive trading practices.  Short-term trading, market-timing, or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, and may harm Fund performance.  In particular, frequent trading of Fund shares may:

•	cause a Fund to keep more assets in cash or cash equivalents than it otherwise would, causing the Fund to miss out on investment opportunities;
•	force a Fund to sell some of its investments sooner than it otherwise would in order to honor redemptions;
•	increase brokerage commissions and other portfolio transaction expenses if securities are constantly being bought and sold by a Fund as assets move in or out; or
•	dilute the value of Fund shares held by long-term shareholders.

The Trust, Old Mutual Capital, and their agents, will not knowingly permit investors to excessively trade the Funds, although no guarantees can be made that all such trading will be identified and restricted.  Purchase and sale orders may be received through financial intermediaries.  The Trust, Old Mutual Capital, and their agents cannot always know or reasonably detect short-term trading through financial intermediaries, or through the use of omnibus accounts by financial intermediaries.

To minimize harm to the Funds and their shareholders, the Trust, Old Mutual Capital, and their agents reserve the right to reject any purchase order, including exchange purchases, for any reason without prior notice.

The Board has adopted, and Old Mutual Capital and its affiliates (collectively, for purposes of this section Policy Regarding Excessive or Short-Term Trading, “Old Mutual Capital”) and their agents have implemented the following tools designed to discourage excessive short-term trading in the Funds:

•	trade activity monitoring;
•	trading guidelines for certain retail mutual funds advised by Old Mutual Capital;
•	a redemption/exchange fee on short-term trades in certain retail mutual funds advised by Old Mutual Capital; and
•	selective use of fair value pricing.

These tools are described in more detail below except fair value pricing, which is described above.  Although these tools are designed to discourage short-term trading, none of these tools alone nor all of them taken together eliminate the possibility that short-term trading activity in the Funds will occur.  Moreover, each of these tools other than the redemption/exchange fee involves judgments that are inherently subjective.  Old Mutual Capital and its agents seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.  For purposes of applying these tools, Old Mutual Capital and its agents may consider an investor’s trading history in the retail mutual funds advised by Old Mutual Capital (together referred to as the “Old Mutual Funds”), other funds, and accounts under common ownership, influence or control.  Old Mutual Capital and the Funds may modify these procedures in response to changing regulatory requirements or to enhance the effectiveness of the procedures.

Trade Activity Monitoring

The Trust or its agent has entered into a shareholder information agreement with each of its Financial Intermediaries, as such term is defined by Rule 22c-2 under the Investment Company Act of 1940, as amended, pursuant to which such Financial Intermediaries are obligated to provide individual shareholder transaction information to the Trust or its agents for the purpose of monitoring individual shareholder trading activity.  Old Mutual Capital and its agents monitor selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, Old Mutual Capital or one of its agents determines that a shareholder has engaged in excessive short-term trading, it will (i) advise the shareholder or use its best efforts to work with the Financial Intermediary that holds the account to inform the shareholder that he or she must stop such activities, and (ii) use its best efforts to refuse to process purchases or exchanges in the shareholder’s account other than exchanges into an affiliated money market fund (if available).  Determining whether a shareholder has engaged in excessive short-term trading involves judgments that are inherently subjective.  In making such judgments, Old Mutual Capital and its agents seek to act in a manner that they believe is consistent with the best interests of Old Mutual Fund shareholders.

The ability of Old Mutual Capital and its agents to monitor trades that are placed by the underlying shareholders of omnibus accounts that are held by intermediaries other than Financial Intermediaries (“Second-Tier Intermediaries”) may be limited because Second-Tier Intermediaries may choose not to disclose individual shareholder transaction information, or may not disclose such information in a timely manner upon the Trust’s request.  Old Mutual Capital and its agents rely on Financial Intermediaries and the willingness, ability and rights of Second-Tier Intermediaries to monitor trading activity in omnibus accounts and/or enforce the Funds’ excessive short-term trading policy.  Old Mutual Capital and its agents will attempt to apply the excessive short-term trading policy uniformly to all accounts.

Trading Guidelines

If a shareholder exceeds four exchanges out of an Old Mutual Fund (other than the Old Mutual Cash Reserves Fund) per calendar year, or if the Trust, Old Mutual Capital, or one of their agents, determines that a shareholder’s short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), the Trust will not knowingly accept any additional purchase and exchange orders from such shareholder.  The Trust, Old Mutual Capital, and their agents may accept exchanges that are detected under these guidelines if they believe that such transactions are not short-term trading activity, for legitimate trading purposes and consistent with the best interests of long-term shareholders. Using the proceeds from the redemption of shares of one Old Mutual Fund to purchase shares of one or more other Old Mutual Funds is considered a single exchange.  The Trust may permit exceptions to the four exchange limit for wrap accounts that can demonstrate they are following a bona fide asset allocation program.

Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for purposes of this policy and may be rejected in whole or in part.  Transactions accepted by a financial intermediary in violation of the short-term trading policy are not deemed accepted by the Fund and may be cancelled or revoked.  Old Mutual Capital and its agents may also suspend or terminate a shareholder’s exchange privileges if a shareholder engages in a disruptive pattern of exchanges.  The Trust and Old Mutual Capital also reserve the right to delay delivery of redemption proceeds for up to 7 days or to honor certain redemptions with securities rather than cash.

Redemption/Exchange Fee

The Funds impose a 2.00% redemption/exchange fee on total redemption proceeds before applicable deferred sales charges of any shareholder redeeming shares, including redemption by exchange, of the Funds within 10 calendar days of their purchase.  The Funds will impose a redemption/exchange fee to the extent that the number of Fund shares redeemed exceeds the number of Fund shares that have been held for more than 10 calendar days.  In determining how long shares of a Fund have been held, Old Mutual Capital assumes that shares held by the investor for the longest period of time will be sold first.  A Fund will retain the redemption/exchange fee for the benefit of the remaining shareholders.  Due to operational requirements, certain financial intermediaries’ methods for tracking and calculating the fee may differ in some respects from the Funds’ methods for tracking and calculating the fee.

The Funds charge the redemption/exchange fee to discourage market-timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements, to help minimize the impact the redemption or exchange may have on the performance of a Fund, to facilitate Fund management, and to offset certain transaction costs and other expenses a Fund incurs because of the redemption or exchange.

The Funds will not charge the 2.00% redemption/exchange fee on transactions involving the following:

•
total or partial redemptions of shares by omnibus accounts maintained by financial intermediaries such as broker-dealers and retirement plans and their service providers that do not have the systematic capability to process the fee;

•
total or partial redemptions of shares by omnibus accounts maintained by financial intermediaries such as broker-dealers and retirement plans and their service providers that have negotiated pre-existing legal covenants and agreements with the Funds to waive or not to impose the fee;

•	total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the Funds or a financial intermediary;

•	redemptions of shares from employer-sponsored retirement plans, such as 401(k) plans, which are made in connection with the withdrawal of an entire plan from a Fund;

•	certain broker wrap fee and other fee-based programs;

•	redemptions initiated by a Fund, as permitted in the prospectus; or

•
redemptions by the Old Mutual Asset Allocation Portfolios (each of which is a “fund of funds” that primarily invests in shares of Old Mutual Funds) or by other asset allocation or target date funds advised by Old Mutual Capital.

There is no guarantee that the Trust will be successful in its efforts to enforce its redemption/exchange fee.

Certain financial intermediaries such as broker/dealers, banks, insurance companies and retirement plan administrators may impose frequent trading restrictions that differ from the Funds’ frequent trading restrictions, if such frequent trading restrictions are deemed by Old Mutual Capital or its agents to sufficiently protect Fund shareholders.  Please contact your broker/dealer, bank, insurance company or retirement plan administrator to determine what frequent trading restrictions may apply to your account.

Share Classes

The Funds offer the same share classes.  These share classes are described below.

The Trust offers four classes of shares:  Class A, Class C, Class Z and Institutional Class.  Each class represents investments in the same portfolio of securities of a Fund and has the same rights and privileges as the other share classes of that Fund, except that:  (i) each class may be subject to different sales charges (loads); (ii) each class may be subject to different distribution fees, which, if applicable, are paid pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act; (iii) each class is subject to different service fees, which, if applicable, are paid pursuant to a service plan which may be adopted under Rule 12b-1 of the 1940 Act; (iv) exchanges are generally not permitted between the various share classes but only among the same class; and (v) each class may have exclusive voting rights with respect to matters affecting only that class.  When choosing a share class, you should consult your financial adviser as to which class is most suitable for you.  Below is a summary of certain features of the share classes.

You will not pay a sales charge in connection with the acquisition of the TS&W Mid-Cap Value Fund shares pursuant to the Reorganization.  In addition, the holding period for purposes of calculating any contingent deferred sales charge applicable to Class A or Class C shares of the TS&W Mid-Cap Value Fund received pursuant to the Reorganization will be the date of original purchase of the corresponding Class A or Class C shares of the Mid-Cap Fund and not the date of the Reorganization.

Sales Charges

The Funds impose the same sales charges, which are described below.

	CLASS A	CLASS C	CLASS Z	INSTITUTIONAL CLASS
Initial Sales Charge	up to 5.75%	None	None	None

CDSC	None (except on redemptions of certain large purchases held for less than one year)	1.00% on redemption within one year	None	None

Distribution and Service Fees	0.25%	1.00%	None	None

Dividends	Generally higher than Class C due to lower annual expenses	Generally lower than Class A due to higher annual expenses	Generally higher than Class A due to lower annual expenses	Generally higher than Class Z due to lower annual expenses

Typical Shareholder	Generally more appropriate for long-term investors	Generally more appropriate for shorter-term investors	Generally more appropriate for shorter-term investors	Generally more appropriate for shorter-term investors

Class A Shares

A sales charge may be imposed on the purchase of Class A shares of a Fund (initial sales charge).  You may be eligible to pay a reduced initial sales charge or none at all, as described below.  The term Public Offering Price used below includes a Fund’s NAV plus any applicable initial sales charge.  The sales charge information in this section of the Prospectus can also be accessed, free of charge, at oldmutualfunds.com.

Class A shares of are currently sold with an initial sales charge ranging from 5.75% to 2.00% of the offering price on purchases of up to $1 million.

	Investor’s Initial Sales Charge

Amount of Investment in a	As a Percentage of the Public	As a Percentage of the Net
Single Transaction	Offering Price	Amount Invested

Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	0%	0%

Certain investors may be eligible to purchase Class A shares at NAV and not pay an initial sales charge.  Other investors may be eligible for a reduced initial sales charge on purchases of Class A shares.  Below are the various ways that investors may qualify for a reduction or elimination of initial sales charges on purchases of Class A shares.  The statement of additional information contains more detail on how to qualify for certain of these reductions or eliminations of initial sales charges.

Class A Purchases Not Subject to Initial Sales Charges

You will not pay initial sales charges:

•
On purchases of $1 million or more Class A shares of a Fund.  However, redemptions of Class A shares of a Fund purchased at NAV may result in your paying a CDSC if such shares are redeemed within one year of purchase.  See “Class A - Contingent Deferred Sales Charges” below.

•
On additional purchases of one or more Funds that result in account balances of Class A shares of the Funds totaling $1 million or more.  However, redemptions of Class A shares of a Fund purchased at NAV may result in your paying a CDSC if such shares are redeemed within one year of purchase.  See “Class A - Contingent Deferred Sales Charges” below.

•	On shares purchased by reinvesting dividends and distributions.

•	On purchases of the Old Mutual Cash Reserves Fund.

•	When exchanging shares among Old Mutual Funds with the same or higher initial sales charges. See “Exchanges Between Funds” below for more information on exchanges between funds.

•
When using the reinstatement privilege, which allows you to reinvest all or part of the proceeds from a previous redemption of Old Mutual Fund shares.  See the statement of additional information for more information on the reinstatement privilege.

•	When a merger, consolidation or acquisition of assets of a Fund occurs.

•	If you are Old Mutual Capital, an affiliated company of Old Mutual Capital, or a sub-adviser and you purchase your shares directly through the Distributor.

•	If you are an employee benefit plan established for employees of Old Mutual Capital, sub-adviser or their affiliates.

•	If you are a discretionary advised client of Old Mutual Capital or its affiliates.

•
If you are a registered representative or employee of selected dealers who have entered into agreements with the Distributor (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the Funds) or any member of the immediate family (including spouse and children) of any such person, provided that purchases at NAV are permitted by the policies of, and are made through, such person’s employer.

•	If you are a financial institution trust department investing an aggregate of up to $1 million in Class A shares of Old Mutual Funds (excluding the Old Mutual Cash Reserves Fund).

•
If you are a managed account (wrap) program for the benefit of clients of broker-dealers and financial institutions or financial planners adhering to certain standards established by the Trust that provides asset allocation or similar specialized investment services or investment company transaction services for their customers, that charges a minimum annual fee for such services, and that has entered into an agreement with the Distributor or a clearing agent that has an agreement with the Distributor with respect to its use of the Funds in connection with such services.

•
If you are a pension, profit-sharing or other employee benefit plan created pursuant to a plan qualified under Section 401 of the Internal Revenue Code (the “Code”) or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code.  See the statement of additional information for applicable restrictions.  Participants in such plans that establish one or more separate accounts with a Fund may include, for purposes of determining any applicable reductions of initial sales charges, only the participants’ individual investments in the plans.

•
If you are an individual or entity with substantial business relationship with the Trust, Old Mutual Capital or their affiliates, as determined by a Vice President or more senior officer of the Trust or Old Mutual Capital, and you purchase your shares directly through the Distributor.

Class A Purchases Eligible for Reductions of Initial Sales Charges

In addition to the above described reductions in initial sales charges for purchases over a certain dollar amount, you may also be eligible to participate in one or more of the programs described below to lower your initial sales charge.  To be eligible to participate in these programs, you must inform your broker-dealer or financial adviser at the time you purchase shares that you would like to participate in one or more of the programs and provide information necessary to determine your eligibility to participate, including the account number(s) and names in which your accounts are registered at the time of purchase.  In addition, OMF II may request account statements if it is unable to verify your account information.

Rights of Accumulation.  Purchases of new Class A shares may be combined with Class A shares of all Old Mutual Funds (except the Old Mutual Cash Reserves Fund) that you previously purchased for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases.  The applicable initial sales charge for the new purchase is based on the amount of your current purchase and the current value of all Class A shares of Old Mutual Funds (except the Old Mutual Cash Reserves Fund) that you own.  See the statement of additional information, available from Old Mutual Capital, for more information on rights of accumulation.

Letters of Intent.  Under a Letter of Intent (“LOI”), you commit to purchase a specified dollar amount of Class A shares of one or more Old Mutual Funds (except the Old Mutual Cash Reserves Fund) during a thirteen-month period.  The amount you agree to purchase determines the amount of the initial sales charge you will pay.  If you fail to purchase the full amount of your commitment in the LOI within the thirteen-month period, your account will be adjusted to the higher initial sales charge for the amount actually invested.  See the statement of additional information, available from Old Mutual Capital, for more information on LOIs.

Concurrent Purchases.  You may combine the amount invested in simultaneous purchases of Class A and Class C shares of two or more Old Mutual Funds (except the Old Mutual Cash Reserves Fund) to determine your Class A sales charge.

Purchasers Qualifying for Reductions of Initial Sales Charges

Only certain persons or groups are eligible for the reductions in initial sales charges described in the preceding section.  These qualified purchasers include the following:

Individuals.

•	An individual, his or her spouse, or children residing in the same household.

•	Any trust established exclusively for the benefit of an individual.

Trustees and Fiduciaries.

•	A trustee or fiduciary purchasing for a single trust, estate or fiduciary account, and

Other Groups.

•
Any organized group of persons, whether or not incorporated, purchasing Class A shares of one or more Old Mutual Funds, provided that (i) the organization has been in existence for at least six months; and (ii) the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders at the time of purchase and, if necessary, support their qualification for the reduced charge with appropriate documentation.  Appropriate documentation includes, without limitation, account statements regarding Class A shares of  Old Mutual Funds held in all accounts (e.g., retirement accounts) by the investor, and, if applicable, his or her spouse and children residing in the same household, including accounts at broker-dealers or other financial intermediaries different than the broker-dealer of record for the current purchase of Fund shares.  The Distributor reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing, to the reduced initial sales charge.  No person or entity may distribute shares of any Fund without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

Class A - Contingent Deferred Sales Charges

A CDSC will apply to purchases of $1 million or more of Class A shares that are redeemed within 12 months of the date of purchase, other than to purchases of the Old Mutual Cash Reserves Fund.  This charge will be of based on the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gain distributions) or the total original cost of such shares and will be charged at 1% of Class A shares purchased at NAV on all purchases of $1 million or more, other than to purchases of the Old Mutual Cash Reserves Fund.  In determining whether a CDSC is payable, and the amount of any such charge, shares not subject to the CDSC are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase.  No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 12 months of the date the shares were originally purchased.

The CDSC will be waived on redemptions of shares purchased by an investor in amounts of $1 million or more under the following circumstances:

•
where such investor’s dealer of record, due to the nature of the investor’s account, notifies the Distributor prior to the time of investment that the dealer waives the payments otherwise payable to the dealer;

•	on purchases made in connection with the reinvestment of dividends and distributions from a Fund;

•	on exchanges of shares of certain other Old Mutual Funds (see the statement of additional information for more information on the exchange privilege);

•
on redemptions of Class A shares of the Old Mutual Cash Reserves Fund acquired through direct purchase; however, if you acquired Class A shares of the Old Mutual Cash Reserves Fund through an exchange of Class A shares of another Old Mutual Fund, you may be subject to a CDSC upon redemption;

•
When using the reinstatement privilege, which allows you to reinvest all or part of the proceeds from a previous redemption of Old Mutual Fund shares (see the statement of additional information for more information on the reinvestment privilege); or

•	on purchases made in connection with a merger, consolidation or acquisition of assets of a Fund.

Class C Shares

Class C shares are not subject to an initial sales charge but may be sold with a CDSC.  Class C shares of each Fund are currently sold with a CDSC of 1% on shares redeemed within one year of purchase.  Shares of the Funds redeemed after one year will not pay a CDSC.

The overall cost per share of investing in Class C shares in amounts greater than $1,000,000 is generally higher than the comparable cost of investing in similar dollar amounts of Class A shares.  Accordingly, the Trust will refuse an investor’s order to purchase additional Class C shares when, to the knowledge of the Distributor, the value of all Class C shares of Old Mutual Funds in all of the investor’s related accounts exceeds $1,000,000.  For purposes of this policy, “related accounts” refers to the accounts that may be aggregated for purposes of purchasing Class A shares with a reduced initial sales charge. In no event will the Trust honor an order to purchase more than $1,000,000 of Class C shares of the Old Mutual Funds.

Class C - Contingent Deferred Sales Charges

The CDSC on Class C shares may be waived:

•	on total or partial redemptions where the investor’s dealer of record notified the Distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable;

•	If you redeem shares acquired through reinvestment of dividends and distributions;

•	On increases in the NAV of your shares;

•
When using the reinstatement privilege, which allows you to reinvest all or part of the proceeds from a previous redemption of Old Mutual Fund shares (see the statement of additional information for more information on the reinstatement privilege);

•	Upon the death of the shareholder or plan participant (if you present a death certificate for the applicable shareholder or plan participant);

•
Upon the post-purchase disability (as defined in Section 72(m)(7) of the Code) of the shareholder or plan participant (if such shareholder or plan participant provides a physician’s certification of such disability and such certification is acceptable in form and substance to the Trust).  Pursuant to Section 72(m)(7) of the Code, an individual shall be considered to be disabled if she is unable to engage in any substantially gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration;

•	on required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70½;

•
on redemptions through a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 10% of the value of the shareholder’s investment in Class C shares at the time the  shareholder elects to participate in the Systematic Withdrawal Plan; or

•	on the liquidation of a shareholders account by the Trust for failure to maintain the required minimum account balance.

There may be other situations when you may be able to purchase or redeem Class A or Class C shares at reduced or without sales charges.  Consult the statement of additional information, available from Old Mutual Capital, for details.

Computing a Contingent Deferred Sales Charge

The CDSC on redemptions of Class A and Class C shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions.  In determining whether to charge a CDSC, the Trust will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

Purchase Procedures

The purchase and redemption procedures are the same for both Funds and are described below.

You may purchase Class A and Class C shares of each Fund through select broker-dealers or other financial institutions that are authorized to sell you shares of the Funds.  Eligible investors may purchase Class Z and Institutional Class shares of each Fund directly through the Funds’ transfer agent or through select financial intermediaries that are authorized to sell you shares of the Funds.  Such financial institutions or financial intermediaries may charge you a fee for this service in addition to each Fund’s public offering price.

Purchases of shares of each Fund may be made on any day on which the NYSE is open for business.  For your purchase order to be effective on the day you place your order with your broker-dealer or other financial institution, the broker-dealer or financial institution must receive your order before 4:00 p.m. Eastern Time and promptly transmit the order to the Funds.  The broker-dealer or financial institution is responsible for promptly transmitting purchase orders to the Funds so that you may receive the same day’s NAV.  If you purchase shares directly through the Funds’ transfer agent, your order must be received before 4:00 p.m. Eastern Time for your purchase order to be effective on the day you place your order.  The price per share you will pay to invest in a Fund is its NAV next calculated after the transfer agent or other authorized representative accepts your order, plus any applicable initial sales charge.

Eligible Investors

Class Z shares may only be purchased through certain brokers, dealers, registered investment advisers, and tax deferred plans that are authorized to sell and/or service Class Z shares of a Fund, except that:  (1) persons or entities who are the beneficial owners of, and who have continuously maintained since June 4, 2007, an investment in Class Z shares of any retail mutual fund currently advised by Old Mutual Capital (“Grandfathered Investment”) and any person or entity listed in the account registration of a Grandfathered Investment, such as joint owners, trustees, custodians, and designated beneficiaries; and (2) employees of Old Mutual Capital and OMIP, trustees/directors of any mutual fund currently advised by Old Mutual Capital, fund counsel to any mutual fund currently advised by Old Mutual Capital, and their immediate families may continue to purchase Class Z shares in any applicable manner.  Class Z shares will not be available to new shareholders through direct purchase, including retail no-transaction-fee (NTF) platforms, after June 4, 2007.

The following investors (eligible investors) qualify to purchase Institutional Class shares with a minimum initial investment of at least $1 million in a Fund:

•	A bank, trust company, or other type of depository institution purchasing shares for its own account;

•	An insurance company, registered investment company, endowment, or foundation purchasing shares for its own account;

•	Pension or profit sharing plans or the custodian for such a plan; and

•	Qualified or non-qualified employee benefit plans.

Other institutional investors may be eligible to purchase Institutional Class shares at the discretion of Old Mutual Capital.  Eligible investors may purchase Institutional Class shares with a minimum initial investment of $100,000 in a Fund provided they sign an LOI, committing them to increase that investment to a minimum investment of $1 million in that Fund within twelve months.  Old Mutual Capital reserves the right to change the amount of Institutional Class investment minimums from time to time or to waive them in whole or in part for certain investors or groups of investors.  If you are an eligible investor and do not invest at least $1 million in a Fund within twelve months, you will cease to be an eligible investor and the Fund may convert your Institutional Class shares to Class Z shares, if available.  If Class Z shares are not offered by the Fund, the Fund may convert your Institutional Class shares to Class A shares at net asset value, if available.  The Fund shall notify you of any proposed conversion so that you may increase your Institutional Class account balance to the required minimum.

The Funds also reserve the right to close Institutional Class accounts that do not meet the investment minimum, unless solely as a result of depreciation in share value.  If the Fund closes your account, it will redeem your shares and send you the cash proceeds.   If you hold Institutional Class shares directly with a Fund, you may receive notice prior to the closure of your account so that you may increase your account balance to the required minimum.  Certain Institutional Class accounts held through intermediaries may not be subject to closure by the Fund due to the policies of the intermediaries.  However, you may receive notice from your intermediary to increase your Institutional Class account balance to the required minimum to avoid having the intermediary close your account.  Please note that you may incur federal income tax liability resulting from the redemption of Fund shares.

Registered investment companies advised by Old Mutual Capital are not subject to the Institutional Class investment minimums.  Please see the statement of additional information for more information about LOIs.

Concepts to Understand

TRADITIONAL IRA.  An individual retirement account.  Your contributions may or may not be deductible depending on your circumstances.  Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

SPOUSAL IRA.  An IRA funded by a working spouse in the name of a nonworking spouse.

ROTH IRA.  An IRA with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

SIMPLE IRA.  An IRA or 401(k) plan sponsored by a small business employer under which each employee elects the portion of his or her compensation to be contributed to the IRA, and the employer is required to make additional contributions.

COVERDELL EDUCATION SAVINGS ACCOUNTS.  A savings account with non-deductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses.

For more complete IRA information, consult your financial adviser or a tax adviser.

Minimum Investments Applicable to Class A, Class C and Class Z*

	Initial	Additional

Regular Accounts	$2,500	no minimum
Uniform Gifts/Transfer To Minor Accounts	$500	no minimum
Traditional IRAs	$2,000	no minimum
Roth IRAs	$2,000	no minimum
Coverdell Education Savings Accounts	$500	no minimum
Systematic Investment Plans I (“SIP I”) (1)	$500	$25
Systematic Investment Plans II (“SIP II”) (2)	No minimum	$50

*	The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part.

(1)	If a SIP I is established, the minimum initial investment for the Fund is $500 with a monthly systematic additional investment of $25 or more. A SIP I may be established on any type of account.

(2)	An investor may establish a SIP II with no minimum initial investment if the monthly systematic additional investment is at least $50. A SIP II may be established on any type of account.

Redemption Procedures

You may sell your shares of a Fund by contacting your broker-dealer or other financial institution at which you maintain an account.  The broker-dealer or financial institution may charge you a fee for this service.  Sale orders received by the transfer agent or other authorized representatives by 4:00 p.m. Eastern Time will be priced at the Fund’s next calculated NAV.  The redemption price will be reduced by any applicable CDSC and redemption/exchange fee.  The Fund generally sends payment for your shares the business day after your order is accepted.  Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to 7 days.  Also, if the Fund has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected, which may take up to 15 days from the date of purchase.

Limitations on selling shares by telephone

Proceeds Sent by	Minimum	Maximum
Check	no minimum	$50,000 per day
Wire*	no minimum	$50,000 per day
ACH	no minimum	$50,000 per day

*             Wire fee is $10 per Federal Reserve Wire.

Please note that the banking instructions to be used for wire and ACH redemptions must be established on your account in advance of placing your sell order.

Written Redemption Orders

Some circumstances require written sell orders along with signature guarantees.  These include:

•	Redemptions by check, wire or ACH in excess of $50,000;

•	Requests to send proceeds to a different address or payee;

•	Requests to send proceeds to an address that has been changed within the last 30 days; and

•	Requests to wire proceeds to a different bank account.

For joint accounts, each signature must be guaranteed.  A signature guarantee may be obtained from a bank, broker dealer, credit union, securities exchange or association, clearing agency or savings association and must include the title of the signatory.  A notary public does not provide a signature guarantee.  A valid signature guarantee must appear in the following format:

“Signature(s) Guaranteed”
[Institution’s Name]
By:  [Signature]
Title:  [Title of Signatory]

Systematic Withdrawal Plan

A Systematic Withdrawal Plan permits you to have payments of $50 or more mailed or automatically transferred from your Fund accounts to your designated checking or savings account.  Consult your broker, dealer, or financial institution regarding how to establish this feature.  Please note that to utilize this feature, you must maintain an account balance of $5,000 or more.

General Purchase and Redemption Policies

•
IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT:   The Trust is required by Federal law to obtain, verify, and record information that identifies each person who opens a new account.  If you do not provide this information, we may not be able to open your account.  Each Fund reserves the right to close your account or take such other action deemed appropriate if we are unable to verify your identity.

•	Each Fund may reject or suspend acceptance of purchase orders.

•	Each Fund reserves the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1% of the aggregate NAV of the Fund in any 90-day period.

•
Payment for telephone purchases must be received by the Fund’s transfer agent within seven days or you may be liable for any losses the Fund incurs as a result of the cancellation of your purchase order.

•
When placing a purchase, sale, or exchange order through an authorized representative, it is the representative’s responsibility to promptly transmit your order to the Fund’s transfer agent so that you may receive that same day’s NAV.

•
State Street Bank and Trust Company, the custodian for IRAs and Coverdell Education Savings accounts, currently charges a $10 annual custodial fee to IRA accounts and a $7 annual custodial fee to Coverdell Education Savings accounts.  Custodial fees are automatically deducted from your account if not received by the announced due date, usually in mid-December.

•
Because of the relatively high cost of maintaining smaller accounts, each Fund charges an annual fee of $12 if your account balance drops below $1,000.  This fee does not apply to Uniform Gifts/Transfer to Minor Accounts, Coverdell Education Savings Accounts, Systematic Investment Plans or shareholders who consent to receive account statements and regulatory mailings electronically.  The Funds will provide 60 days’ prior notice of the imposition of this fee.  The Funds will not impose this fee if you purchase additional shares during the notice period to bring your account balance to at least $1,000.

•
For non-retirement accounts, if the value of your investment in the Fund falls below $500, we may redeem your shares and mail the proceeds to you.  You will be provided 60 days’ prior notice of such redemption.  Your shares will not be redeemed if you purchase additional shares during the notice period to bring your account balance to at least $500.

•	Asset allocation programs set up in networked accounts, which have been pre-approved by the Fund, will not be subject to the minimum account balances as described above.

•
The Funds produce account statements, annual and semi-annual financial reports and annual updates to the prospectus that will be mailed to you.  You may elect to receive the account statements, financial reports and prospectus updates electronically by enrolling at oldmutualfunds.com.  To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of the Fund.  Call your broker-dealer or financial adviser if you need additional copies of financial reports or prospectuses.  If you do not want the mailing of these documents to be combined with those for other members of your household, please call us and we will begin delivery within 30 days of your request.  If you purchased your shares through a financial intermediary, please contact your broker-dealer or financial adviser to request separate mailings.

Exchanges Between Funds

You may exchange some or all shares of a particular class of a Fund for the same class of another Old Mutual Fund that offers such class of shares as long as the Fund is open to new investors.  In addition, Class Z shares may be exchanged for Institutional Class shares of the same Fund, subject to the investment qualifications and minimums of Institutional Class shares.

Generally, you will not pay an initial sales charge when you exchange Class A shares of a Fund for another Old Mutual Fund.  However, you may be required to pay an initial sales charge when exchanging Class A shares from an Old Mutual Fund with no initial sales charge or a lower initial sales charge than the Old Mutual Fund into which you are exchanging.  If you exchange into an Old Mutual Fund whose shares are subject to a CDSC, we will calculate the holding period from the date you made your original purchase and not the date you exchanged your shares.

If a shareholder exceeds four exchanges out of any of the Old Mutual Funds (except the Old Mutual Cash Reserves Fund) per calendar year, or if the Funds, Old Mutual Capital, or one of their agents determines, in its sole discretion, that a shareholder’s short-term trading activity is excessive, the determining party may, in its discretion, reject any additional purchase and exchange orders.  In addition, short-term exchanges may be subject to a redemption/exchange fee.  See the section of this Prospectus/Proxy Statement entitled “Policy Regarding Excessive or Short-Term Trading” for details of the limitations on exchanging between Old Mutual Funds and the redemption/exchange fee.  The minimum investment requirements also apply to exchanges.

Before making an exchange, you should obtain and review the prospectus of the Old Mutual Fund whose shares are being acquired.  Shareholders should be aware that a financial intermediary may charge a fee for handling an exchange.  Shareholders may realize a taxable gain or loss on any exchange.

Opening an Account

Shares may be purchased through the following methods:

Through a Financial Intermediary:
Contact your broker, investment adviser, financial planner, retirement plan sponsor or other financial intermediary.

In Writing:
Complete the application. Mail your completed application and a check to:

Regular Mail:
Old Mutual Funds II P.O. Box 219534 Kansas City, Missouri 64121-9534

Overnight Mail:
Old Mutual Funds II 210 West 10th Street, 8th Floor Kansas City, Missouri 64105

By Telephone:
Call us at 888-772-2888 to receive an account application or make an investment with existing bank information on your current account.

By Wire:
Call us at 888-772-2888 to receive an application. Once the account is established, wire your investment to the bank listed below.

United Missouri Bank of Kansas City, N.A. ABA # 10-10-00695 Account # 98705-23469

Include the following information with the wiring instructions:
Fund name in which you wish to invest Your name Your Social Security or tax ID number Your account number

Return the account application.

To Make Additional Investments to an Existing Account

Through a Financial Intermediary :
Contact your broker, investment adviser, financial planner, retirement plan sponsor or other financial intermediary.

In Writing :

Fill out an investment slip.

Mail the slip and the check to:

Old Mutual Funds II
P.O. Box 219534
Kansas City, Missouri  64121-9534

By Telephone :

Call us at 888-772-2888.

By Wire :

Have your bank send your investment to:

United Missouri Bank of Kansas City, N.A.
ABA # 10-10-00695
Account # 98705-23469

Include the following information with the wiring instructions:

Fund name
Your name
Your Social Security or tax ID number
Your account number

By ACH :

Complete the bank information section on the account application.

Attach a voided check or deposit slip to the account application.

The maximum purchase allowed through ACH is $100,000 and this option must be established on your account 15 days prior to initiating a transaction.

Via The Internet :

Complete the bank information section on the account application.

Enter the “My Account” section of the OMF II Website located at oldmutualfunds.com and follow the instructions for purchasing shares.

To Sell Shares

Through a Financial Intermediary :
Contact your broker, investment adviser, financial planner, retirement plan sponsor or other financial intermediary.

In Writing :

Write a letter of instruction that includes the following information:

your name(s) and signature(s)
your account number
the Fund name
the dollar amount you wish to sell
how and where to send the proceeds

If required, obtain a signature guarantee.  Mail your request to:

Old Mutual Funds II
P.O. Box 219534
Kansas City, Missouri  64121-9534

By Telephone :

Sales orders may be placed by telephone provided this option was selected on your account application.  There may be limitations on sales orders placed by telephone.  Please call 888-772-2888.  Note: Persons under age 59 1/2 may only make sales from IRA accounts in writing, not by telephone.

By Wire :

Sale proceeds may be wired at your request.  Be sure OMF II has your wire instructions on file.

There is a $10 charge for each wire sent by the Fund.

By ACH :

Complete the bank information section on the account application.

Attach a voided check or deposit slip to the account application.

Please note that sale proceeds sent via ACH will not be posted to your bank account until the second business day following the transaction.

Via the Internet :

Enter the “My Account” section of the OMF II Website located at oldmutualfunds.com and follow the instructions for redeeming shares.

Distributions and Taxes

As a regulated investment company, a Fund generally does not pay Federal income tax on the income and gains it distributes to you.  The Funds pay shareholders dividends from their net investment income and distributions from their net realized capital gains at least once a year, if available.  A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate Federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

Dividends and distributions will be reinvested in your Fund account unless you instruct the Fund otherwise.  There are no fees on reinvestments.  Alternatively, you may elect to receive your dividends and distributions in cash in the form of a check, wire, or ACH.

Taxes on Transactions

In general, if you are a taxable investor, Fund distributions (other than a return of capital) are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

The tax status of your distributions for each calendar year will be detailed in your annual tax statement from the Fund.  The current qualified dividend income and long-term capital gains tax rates for non-corporate shareholders are provided in the table below.

Taxability of Distributions to Individuals and Other Non-Corporate Shareholders

Type of Distribution	Tax rate for 15% bracket and lower	Tax rate for brackets higher than 15%
Dividends Generally	Ordinary income rate	Ordinary income rate
Qualified Dividends	0%	15%
Short-term Capital Gains	Ordinary income rate	Ordinary income rate
Long-term Capital Gains	0%	15%

In addition, investors in taxable accounts should be aware of the following basic tax points:

•
Distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. If you are an individual or other non-corporate shareholder and meet certain holding period requirements, a portion of income dividends paid by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates.

•	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

•	Distributions declared to shareholders with a record date in December - if paid to you by the end of January - are taxable for Federal income tax purposes as if received in December.

•
A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain or loss (provided the shares are held as a capital asset), which will be short-term if you held your shares for 12 months or less and long-term if you held your shares for more than 12 months.

•	Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

•
If you invest in a Fund shortly before it makes a capital gain distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution. This is sometimes referred to as “buying a dividend” because, although the distribution is in effect a return of a portion of the purchase price, it is taxable.

By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares.  A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund shares are generally not sold outside the U.S. Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to any investment in the Fund. If you are not a citizen or resident of the U.S., see the statement of additional information for more information.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice.  Because everyone’s tax situation is unique, you should consult your tax professional about Federal, state, local, or foreign tax consequences before making an investment in a Fund.  Refer to the statement of additional information for additional tax information.

E.	Comparison of Fees and Expenses

The following tables compare the fees and expenses you may incur directly or indirectly as an investor in the Mid-Cap Fund and the TS&W Mid-Cap Value Fund and show the projected estimated fees and expenses of the TS&W Mid-Cap Value Fund (“pro forma”) assuming the Reorganization is approved and is consummated on the Closing Date.  Annual operating expenses for the Funds shown below have been restated to reflect expenses as of September 30, 2008 and were determined based on each Fund’s net assets as of September 30, 2008.  Shareholder transaction fees are paid directly from your account.  Annual operating expenses are paid out of the Fund’s assets.  Additional fees may be imposed by your investment adviser or broker.

Fees and Expenses Table – Mid-Cap Fund and TS&W Mid-Cap Value Fund

	Class A	Class C	Institutional Class	Class Z
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	None(1)	1.00%	None	None

Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)	2.00%(2)	2.00%(2)

Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00	$12.00

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

	Management Fees(3)	Distribution (12b-1) Fees	Service Fees	Other Operating Expenses	Acquired Fund Fees and Expenses(4)	Total Other Expenses	Total Annual Operating Expenses	Expense (Reduction)/ Recoupment	Net Annual Operating Expenses(5)
Class A
Mid-Cap Fund (Unaudited)	0.95%	None	0.25%	3.31%	0.01%	3.57%	4.52%	(3.06%)	1.46%

TS&W Mid-Cap Value Fund (Unaudited)	0.95%	None	0.25%	1.91%	0.01%	1.92%	3.12%	(1.71%)	1.41%

TS&W Mid-Cap Value Fund (Estimated Pro Forma) (Unaudited)	0.95%	None	0.25%	1.84%	0.01%	1.85%	3.05%	(1.64%)	1.41%

Class C
Mid-Cap Fund (Unaudited)	0.95%	0.75%	0.25%	15.50%	0.01%	15.76%	17.46%	(15.25%)	2.21%

TS&W Mid-Cap Value Fund (Unaudited)	0.95%	0.75%	0.25%	1.79%	0.01%	1.80%	3.75%	(1.59%)	2.16%

TS&W Mid-Cap Value Fund (Estimated Pro Forma) (Unaudited)	0.95%	0.75%	0.25%	2.19%	0.01%	2.20%	4.15%	(1.99%)	2.16%

Institutional Class
Mid-Cap Fund (Unaudited)	0.95%	None	None	0.54%	0.01%	0.55%	1.50%	(0.49%)	1.01%

TS&W Mid-Cap Value Fund (Unaudited)	0.95%	None	None	0.28%	0.01%	0.29%	1.24%	(0.23%)	1.01%

TS&W Mid-Cap Value Fund (Estimated Pro Forma) (Unaudited)	0.95%	None	None	0.28%	0.01%	0.29%	1.24%	(0.23%)	1.01%

Class Z
Mid-Cap Fund (Unaudited)	0.95%	None	None	0.54%	0.01%	0.55%	1.50%	(0.29%)	1.21%

TS&W Mid-Cap Value Fund* (Unaudited)	0.95%	None	None	0.24%	0.01%	0.25%	1.20%	(0.07%)	1.13%

TS&W Mid-Cap Value Fund (Estimated Pro Forma) (Unaudited)	0.95%	None	None	0.49%	0.01%	0.50%	1.45%	(0.32%)	1.13%

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

(2)
To prevent the Funds from being adversely affected by the transaction costs associated with short-term trading activity, the Funds will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase.  Such fees are not sales charges or contingent deferred sales charges, but are retained by the Funds for the benefit of all shareholders.  See the “Policy Regarding Excessive or Short-Term Trading” section of this Prospectus/Proxy Statement for more details.

(3)	The “Management Fees” information in the table includes fees for advisory and administrative services.

(4)
The Funds indirectly pay a portion of the expenses incurred by acquired funds.  Acquired Fund Fees and Expenses is an estimated annualized expense ratio of the acquired funds, based upon the historical expense ratio of the acquired funds as of their most recent fiscal period, which are stated on a net basis.  The actual indirect expenses incurred by a shareholder will vary based upon the actual expenses of the acquired funds.

(5)
These are the expenses you should expect to pay as an investor in these Funds as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2009 that portion, if any, of the annual management fee payable by the Funds and to pay certain expenses of the Funds to the extent necessary to ensure that the total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) do not exceed 1.45%, 2.20%, 1.20% and 1.00% for the Mid-Cap Fund’s Class A, Class C, Class Z and Institutional Class shares, respectively; 1.40%, 2.15%, 1.12% and 1.00% for the TS&W Mid-Cap Value Fund’s Class A, Class C, Class Z and Institutional Class shares, respectively; and 1.40%, 2.15%, 1.12% and 1.00% for the post-Reorganization TS&W Mid-Cap Value Fund’s Class A, Class C, Class Z and Institutional Class shares, respectively.  In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Funds’ total annual operating expenses:  fund level expenses (e.g. management fees, custody fees, trustee fees), and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs).  The Mid-Cap Fund’s fund level expenses are limited to 1.00% for each class and class level expenses are limited to 0.45%, 1.20%, 0.20% and 0.00% for the Fund’s Class A, Class C, Class Z and Institutional Class shares, respectively.  The TS&W Mid-Cap Value Fund’s fund level expenses are limited to 1.00% for each class and class level expenses are limited to 0.40%, 1.15%, 0.12% and 0.00% for the Fund’s Class A, Class C, Class Z and Institutional Class shares, respectively, and the post-Reorganization TS&W Mid-Cap Value Fund’s fund level expenses are limited to 1.00% for each class and class level expenses are limited to 0.40%, 1.15%, 0.12% and 0.00% for the Fund’s Class A, Class C, Class Z and Institutional Class shares, respectively.  Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit.  Through December 31, 2008, Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed.  Thereafter through December 31, 2009, Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the fees were waived or expenses absorbed.  Old Mutual Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

Old Mutual Capital has also contractually agreed to limit the operating expenses of the Funds (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 3.00%, 3.75%, 2.75% and 2.75% for the Funds’ Class A, Class C, Class Z and Institutional Class shares, respectively, through December 31, 2018.  Old Mutual Capital will consider further reductions to these limits on an annual basis.  Old Mutual Capital may be entitled to reimbursement of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the fees were waived or expenses absorbed.

*
Because the TS&W Mid-Cap Value Fund’s Class Z shares were not offered for sale to the public as of September 30, 2008, the “Other Operating Expenses” as of September 30, 2008 are based on estimated amounts.

This example is intended to help you compare the cost of investing in the Funds and in the combined Fund on a pro forma basis.  The examples make four assumptions: 1) you invest $10,000 in each Fund and in the TS&W Mid-Cap Value Fund after the Reorganization for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment.  The example is hypothetical.  Your actual costs may be higher or lower.

Your Cost Tables

	Mid-Cap Fund				TS&W Mid-Cap Value Fund
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$ 715	$1, 315	$ 1,939	$3, 609	$ 710	$1, 310	$ 1,934	$3, 605
Class C	$ 324	$1, 007	$1, 810	$ 3,905	$ 319	$1, 000	$1, 801	$3, 892
Class Z	$1 23	$4 45	$ 791	$1,7 67	$115	$374	$653	$1,448
Institutional Class	$1 03	$4 26	$ 772	$1,7 49	$1 03	$3 70	$6 58	$1, 478

	Estimated Pro Forma:
	TS&W Mid-Cap Value Fund
	1 Year	3 Years	5 Years	10 Years
Class A	$710	$1,310	$1,934	$3,605
Class C	$319	$1,002	$1,805	$3,900
Class Z	$1 15	$4 27	$7 61	$1,7 07
Institutional Class	$1 03	$3 70	$6 58	$1, 478

You would pay the following if you did not redeem your shares:

	Mid-Cap Fund				TS&W Mid-Cap Value Fund
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class C	$224	$1,007	$1,810	$3,905	$219	$1,000	$1,801	$3,892

	Estimated Pro Forma:
	TS&W Mid-Cap Value Fund
	1 Year	3 Years	5 Years	10 Years
Class C	$219	$1,002	$1,805	$3,900

F.	Comparison of Performance

The following bar chart illustrates the risks of investing in the Mid-Cap Fund by showing changes in the Mid-Cap Fund’s performance year-to-year.  Year-by-year performance is not shown for the TS&W Mid-Cap Value Fund because that Fund’s inception date is June 4, 2007 and has not been in operation for one complete calendar year.

The following performance tables illustrate the risks of investing in the Funds by showing how each Fund’s average returns compare to those of an unmanaged securities index. Performance is shown for the TS&W Mid-Cap Value Fund’s Class A shares because that Fund did not offer Class Z shares until December 9, 2008.  All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Funds’ past performance, both before and after taxes, does not guarantee how they will perform in the future.  Performance reflects a limitation on the total expenses of the Funds pursuant to arrangements with the Funds’ current and former investment advisers.  The Funds’ returns would have been lower if the expense limitations had not been in effect.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns for the periods shown are for the Mid-Cap Fund’s Class Z shares.  Performance for the Mid-Cap Fund’s other share classes will vary due to differences in fees and expenses.  Best Quarter and Worst Quarter returns for the TS&W Mid-Cap Value Fund are not shown because the Fund has not been in operation for one complete calendar year.

Mid-Cap Fund Year-by-Year Total Returns through December 31, 2007 – Class Z Shares

1998	27.84%
1999	21.72%
2000	26.17%
2001	7.79%
2002	(19.79)%
2003	34.53%
2004	18.01%
2005	6.41%
2006	13.32%
2007	1.67%

The Mid-Cap Fund’s Class Z shares year-to-date return as of September 30, 2008 was (21.17)%.

Best Quarter:	Q4 1998	30.07%
Worst Quarter:	Q3 2001	(18.53)%

The table below compares the Mid-Cap Fund’s average annual total return information to the S&P MidCap 400 Index, a widely recognized, unmanaged index that measures the performance of 400 mid-capitalization stocks.  The table also compares the TS&W Mid-Cap Value Fund’s average annual total return information to the Russell Midcap Value Index, a widely recognized, unmanaged index that tracks the performance of Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.   Sales loads are reflected in the performance table.

Mid-Cap Fund Average Annual Total Returns as of December 31, 2007

Past
10 Years or
	Inception	Past	Past	Since
	Date	1 Year	5 Years	Inception+

Class Z	4/30/97

Before Taxes		1.67%	14.25%	12.70%

After Taxes on Distributions		(4.71%)	11.02%	8.83%

After Taxes on Distributions
and Sale of Fund Shares^		3.96%	11.40%	9.03%

Class A	7/31/03

Before Taxes		(4.48%)	N/A	11.02%

Class C	7/31/03

Before Taxes		(0.03%)	N/A	11.74%

Institutional Class	12/20/06

Before Taxes		1.73%	N/A	1.68%

S&P MidCap 400 Index

(Reflects No Deduction for
Fees, Expenses or Taxes)		7.98%	16.20%	11.20%

TS&W Mid-Cap Value Fund Performance

		1 Year	Since
		Period	Inception
	Inception	Ending	Through
	Date	6/4/08	9/30/08*

Class A	6/4/07

Before Taxes		(9.71% )	(20.59% )

After Taxes on Distributions		(9.71% )	(20.59% )

After Taxes on Distributions
and Sale of Fund Shares ^		(6.31% )	(17.40% )

Class C	6/4/07

Before Taxes		(5.46% )	(17.28% )

Institutional Class	6/4/07

Before Taxes		(3.74% )	(16.60% )

Class Z	12 / 9 /08

Before Taxes		N/A	N/A

Russell Midcap Value Index

(Reflects No Deduction for
Fees, Expenses or Taxes)		(13.17% )	(20.38% )

+	Returns are for past 10 years or since inception, whichever is less. S&P MidCap 400 Index return is for past 10 years.

^
When the return After Taxes on Distributions and Sale of Fund Shares is greater than the return After Taxes on Distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

*	Annualized.

After-tax performance is shown for the Mid-Cap Fund’s Class Z shares and the TS&W Mid-Cap Value Fund’s Class A shares.  After-tax performance for the Funds’ other share classes will vary.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

THE REORGANIZATION

A.	Information About The Reorganization

Shareholders of the Mid-Cap Fund are being asked to approve the Plan of Reorganization, which sets forth the terms and conditions under which the Reorganization will be implemented.  The Plan of Reorganization provides for the sale of all the assets and liabilities of the Mid-Cap Fund to the TS&W Mid-Cap Value Fund and the reclassification of the issued and outstanding Mid-Cap Fund shares into TS&W Mid-Cap Value Fund shares.  If shareholders of the Mid-Cap Fund approve the Plan of Reorganization and other closing conditions are satisfied, all of the assets and liabilities of the Mid-Cap Fund will become the assets and liabilities of the TS&W Mid-Cap Value Fund, and the issued and outstanding Class A, Class C, Institutional Class and Class Z shares of the Mid-Cap Fund will be converted into Class A, Class C, Institutional Class and Class Z shares, respectively, of the TS&W Mid-Cap Value Fund that have a net asset value equal to the value of the Mid-Cap Fund net assets immediately prior to the Reorganization.  The value of each Mid-Cap Fund shareholder’s account in the TS&W Mid-Cap Value Fund immediately after the Reorganization will be the same as the value of such shareholder’s account with Mid-Cap Fund immediately prior to the Reorganization.

The value of the Mid-Cap Fund’s assets to be acquired and the amount of its liabilities to be assumed by the TS&W Mid-Cap Value Fund and the NAV of a share of the Mid-Cap Fund will be determined as of the close of regular trading on the NYSE on the Closing Date, after the declaration of any dividends on the Closing Date, and will be determined in accordance with the valuation procedures described in the Trust’s and the Funds’ currently effective prospectus and statement of additional information. The Closing Date is expected to occur  the close of business on or about March 6, 2009.

As soon as practicable after the Closing Date, the Mid-Cap Fund will distribute pro rata to its shareholders of record the shares of the TS&W Mid-Cap Value Fund it receives in the Reorganization, so that each shareholder of the Mid-Cap Fund will receive a number of full and fractional shares of the TS&W Mid-Cap Value Fund equal in value to his or her holdings in the Mid-Cap Fund, and the Mid-Cap Fund will be terminated.  Such distribution will be accomplished by opening accounts on the books of the TS&W Mid-Cap Value Fund in the names of each owner of record of the Mid-Cap Fund and by crediting thereto the respective number of shares of the TS&W Mid-Cap Value Fund due such owner. Accordingly, immediately after the Reorganization, each former shareholder of the Mid-Cap Fund will own shares of the TS&W Mid-Cap Value Fund that will be equal to the value of that shareholder’s shares of the Mid-Cap Fund as of the Closing Date. Any special options (for example, automatic investment plans on current Mid-Cap Fund shareholder accounts) will automatically transfer to the new accounts.

The implementation of the Reorganization is subject to a number of conditions as set forth in the Plan of Reorganization, including approval of the shareholders of the Mid-Cap Fund. The Plan of Reorganization also requires receipt of a tax opinion indicating that, for federal income tax purposes, the Reorganization qualifies as a tax-free reorganization. The Plan of Reorganization may be terminated and the Reorganization abandoned at any time prior to the Closing Date by the Board if it is determined that the Reorganization would disadvantage either of the Funds. Please review the Plan of Reorganization carefully. A copy of the Plan of Reorganization is attached as Appendix I to this Prospectus/Proxy Statement.

B.	Reasons for the Reorganization

The Board of Old Mutual Funds II, including each of the independent Trustees, determined that the reorganization of the Mid-Cap Fund into the TS&W Mid-Cap Value Fund would be in the best interests of both Funds and their shareholders and that the interests of the shareholders of each Fund would not be diluted as a result of the Reorganization.

In evaluating the proposed Reorganization, the Board considered a number of factors, including:

•	The compatibility of the investment objectives and principal investment strategies of the two Funds.

•	The relative size and investment performance of each Fund.

•
Whether capital loss carryforwards available to offset future capital gains of the Mid-Cap Fund would succeed to the TS&W Mid-Cap Value Fund assuming the Reorganization qualifies as a “reorganization” under Section 368(a) of the Internal Revenue Code of 1986, as amended.

•	Whether the interests of either Fund’s current shareholders would be diluted in connection with the proposed Reorganization.

•	The potential benefits of the Reorganization to shareholders of each Fund.

•	The continuity of management, given that Old Mutual Capital is the adviser to both Funds.

•
The lower expense limitations for the TS&W Mid-Cap Value Fund’s Class A, Class C and Class Z shares of 1.40%, 2.15% and 1.12%, respectively, and that as a result, shareholders of the Mid-Cap Fund will benefit from the lower expense limitations that are in effect for the TS&W Mid-Cap Value Fund upon the Closing Date of the Reorganization.

•	Equal or potentially lower total expense ratio for the combined Fund resulting from increased asset levels and corresponding economies of scale.

•	Old Mutual Capital’s belief that the combined Fund will have improved marketability and will be better poised to attract new assets and enable shareholders to benefit from economies of scale.

•	The potential operating efficiencies that may result from combining the Funds.

•
The tax consequences of the Reorganization, including the tax-free nature of the Reorganization for Federal income tax purposes, so shareholders should not realize a tax gain or loss as a direct result of the Reorganization.

Old Mutual Capital advised the Board that in light of the compatibility of investment objectives and principal investment strategies, continuity of management at the adviser level, benefit to shareholders of the Mid-Cap Fund resulting from the lower expense limitations for the TS&W Mid-Cap Value Fund, the Reorganization of Mid-Cap Fund into TS&W Mid-Cap Value Fund would be in the best interests of both Funds and their shareholders and that the interests of the shareholders of each Fund would not be diluted as a result of the Reorganization.  After considering alternatives for the future of the Mid-Cap Fund, the Board concluded that the Mid-Cap Fund should be reorganized into the TS&W Mid-Cap Value Fund.

In addition, effective on or about March 31, 2009, Liberty Ridge will cease providing investment sub-advisory services to the Mid-Cap Fund.  If the Reorganization is not approved, any shares held in the Mid-Cap Fund will remain Mid-Cap Fund shares, but Liberty Ridge will not continue to provide sub-advisory services to the Mid-Cap Fund after March 31, 2009.  The Board and Old Mutual Capital would then determine what further action to take, which may include recommending that shareholders approve one or more new investment sub-advisers to the Mid-Cap Fund.

C.	Federal Income Tax Consequences

The following is a general summary of the material Federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing Treasury regulations thereunder, current administrative rulings of the Internal Revenue Service (“IRS”) and judicial decisions, all of which are subject to change.  The principal Federal income tax consequences that are expected to result from the Reorganization, under currently applicable law, are as follows:

•	The Reorganization will qualify as a “reorganization” within the meaning of Section 368(a) of the Code;

•
No gain or loss will be recognized by the Mid-Cap Fund upon the transfer of substantially all of its assets to the TS&W Mid-Cap Value Fund in exchange solely for shares of the TS&W Mid-Cap Value Fund ;

•
No gain or loss will be recognized by any shareholder of the Mid-Cap Fund upon the exchange of shares of the Mid-Cap Fund solely for shares of the TS&W Mid-Cap Value Fund (including fractional shares to which they may be entitled) ;

•
The tax basis of the shares of the TS&W Mid-Cap Value Fund to be received by a shareholder of the Mid-Cap Fund will be the same as the tax basis of the shares of the Mid-Cap Fund surrendered in exchange therefor;

•
The holding period of the shares of the TS&W Mid-Cap Value Fund to be received by a shareholder of the Mid-Cap Fund  (including fractional shares to which they may be entitled) will include the holding period for which such shareholder held the shares of the Mid-Cap Fund exchanged therefor, provided that such shares of the Mid-Cap Fund are capital assets in the hands of such shareholder as of the date the Reorganization is consummated;

•
No gain or loss will be recognized by the TS&W Mid-Cap Value Fund upon the receipt by it of substantially all of the assets of the Mid-Cap Fund  in exchange solely for shares of the TS&W Mid-Cap Value Fund;

•	No gain or loss will be recognized by the Mid-Cap Fund upon the distribution of shares of the TS&W Mid-Cap Value Fund to its shareholders in complete liquidation of the TS&W Mid-Cap Fund;

•
The tax basis of the assets of the Mid-Cap Fund in the hands of the TS&W Mid-Cap Value Fund will be the same as the tax basis of such assets in the hands of the Mid-Cap Fund immediately prior to the Reorganization;

•
The holding period of the assets of the Mid-Cap Fund to be received by the TS&W Mid-Cap Value Fund will include the holding period of such assets in the hands of the Mid-Cap Fund immediately prior to the Reorganization; and

•
Pursuant to Sections 381(a) and (b) of the Code and Sections 1.381(a)-1 and 1.381(b)-1 of the Income Tax Regulations, the tax year of the Mid-Cap Fund will end on the date the Reorganization is consummated and the TS&W Mid-Cap Value Fund will succeed to and take into account the items of the Mid-Cap Fund described in Section 381(c) of the Code, subject to the provisions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the regulations thereunder.

Old Mutual Funds II has not requested and will not request an advance ruling from the IRS as to the Federal income tax consequences of the Reorganization.  As a condition to closing, the law firm Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”) shall have rendered a favorable opinion to Old Mutual Funds II as to the foregoing Federal income tax consequences of the Reorganization, which opinion will be conditioned upon the accuracy, as of the date of closing, of certain representations made by Old Mutual Funds II upon which Stradley Ronon will rely in rendering its opinion.  The conclusions reached in Stradley Ronon’s opinion could be jeopardized if the representations of Old Mutual Funds II are incorrect in any material respect.

Capital losses can generally be carried forward to each of the eight (8) taxable years succeeding the loss year to offset future capital gains.   The Reorganization of the Mid-Cap Fund into the TS&W Mid-Cap Value Fund will result in a more than 50% “change in ownership” of the TS&W Mid-Cap Value Fund , the smaller of the two Funds.  As a result, the capital loss carryovers (together with any current year loss and unrealized depreciation in value of investments, collectively referred to as “total capital loss carryovers”) of TS&W Mid-Cap Value Fund will be subject to an annual limitation for federal income tax purposes.  The tax basis capital loss carryovers, unrealized appreciation/depreciation in value for investments and aggregate net asset value of the TS&W Mid-Cap Value Fund as compared to the Mid-Cap Fund and the approximate annual limitation on the use of the TS&W Mid-Cap Value Fund ’s total capital loss carryovers following the Reorganization are as follows:

	TS&W Mid-Cap Value Fund	Mid-Cap Fund
Capital Loss Carryovers as of 3/31/08
Expiring 2016	$80,000
Total Capital Loss Carryovers	$80,000
Unrealized Appreciation (Depreciation) for tax purposes at 9/30/08	($2.9 million)	($16.0 million )
Unrealized Appreciation (Depreciation) for tax purposes as Percentage of NAV at 9/30/08	(4.6%)	(13.8%)
Net Asset Value (NAV) at 9/30/08	$63.5 million	$115.7 million
Tax-Exempt Rate (November 2008)	4.94%
Annual Limitation (approximate) (1)	$3.1 million	N/A

(1)  The actual limitation will equal the aggregate net asset value of TS&W Mid-Cap Value Fund on the closing date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation is increased by the amount of any built-in gain, i.e., unrealized appreciation in value of investments, of a TS&W Mid-Cap Value Fund on the closing date that is recognized in a taxable year.

Given the amount of this annual limitation relative to the amount of TS&W Mid-Cap Value Fund’s total capital loss carryovers, this limitation may not be material.   However, whether this annual limitation is material will depend upon the facts at the time of closing of the Reorganization.

The description of the Federal income tax consequences of the Reorganization provided above is made without regard to the particular facts and circumstances of any shareholder of the Mid-Cap Fund.  Mid-Cap Fund shareholders are urged to consult their own tax advisers as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, foreign and other tax laws.

D.	Other Conditions

Completion of the Reorganization is subject to various conditions, including the following:

•
All consents, approvals, permits and authorizations required to be obtained from governmental authorities, including the SEC and state securities commissions, to permit the parties to carry out the transactions contemplated by the Plan of Reorganization shall have been received;

•
The Plan of Reorganization and related Trust matters shall have been approved by the affirmative vote of a majority of the outstanding voting securities of the Mid-Cap Fund shareholders present at the Special Meeting.  This means the affirmative vote of the lesser of: (a) 67% or more of the voting securities of the Mid-Cap Fund present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of the Mid-Cap Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Mid-Cap Fund;

•
The net assets of the Mid-Cap Fund to be acquired by the TS&W Mid-Cap Value Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by the Mid-Cap Fund immediately prior to the reclassification;

•	The dividend or dividends as described in the Plan of Reorganization shall have been declared;

•
Old Mutual Funds II and the Mid-Cap Fund shall have received an opinion of Stradley Ronon to the effect that consummation of the transactions contemplated by the Plan of Reorganization will constitute a “reorganization” within the meanings of Section 368(a) of the Code, and that the shareholders of the Mid-Cap Fund will recognize no gain or loss to the extent that they receive shares of the TS&W Mid-Cap Value Fund in exchange for their shares of the Mid-Cap Fund in accordance with the Plan of Reorganization; and

•
Old Mutual Funds II shall have received an opinion of Stradley Ronon addressed to and in form and substance satisfactory to Old Mutual Funds II, to the effect that the Plan of Reorganization has been duly authorized and approved by all requisite action of Old Mutual Funds II and the holders of the shares of the Mid-Cap Fund.

E.	Shareholders’ Rights

The Mid-Cap Fund and the TS&W Mid-Cap Value Fund are each separate series of shares of beneficial interest of Old Mutual Funds II, a Delaware statutory trust.  Since both Funds are part of the same entity, there are no differences in shareholders’ rights.  Shareholders are entitled to participate equally in dividends and distributions declared by the Board with respect to a class of shares and, upon liquidation, to participate proportionately in a Fund’s net assets allocable to a class after satisfaction of the outstanding liabilities allocable to that class.  Fractional shares of the TS&W Mid-Cap Value Fund have proportionately the same rights, including voting rights as are provided for full shares.

Each Mid-Cap Fund shareholder is entitled to one vote for each dollar (and a proportionate fractional vote for each fractional dollar) of NAV of shares held as of the Record Date.

F.	Capitalization

The following table sets forth as of September 30, 2008 (i) the capitalization of the Mid-Cap Fund’s Class A shares, (ii) the capitalization of the TS&W Mid-Cap Value Fund’s Class A shares, and (iii) the pro forma capitalization of the TS&W Mid-Cap Value Fund’s Class A shares as adjusted to give effect to the transactions contemplated by the Plan of Reorganization:

	Mid-Cap Fund Class A Shares	TS&W Mid-Cap Value Fund Class A Shares	Adjustment	TS&W Mid-Cap Value Fund Class A Shares Pro Forma

Net Assets	$667,347	$4,814,786	$0*	$5,482,133
Shares Outstanding	71,139	615,877	14,199	701,215
Net Asset Value Per Share	$9.38	$7.82		$7.82

*	The Net Asset Adjustment for costs associated with the Reorganization is $0 because these costs will be payable by Old Mutual Capital pursuant to applicable expense limitations.

The following table sets forth as of September 30, 2008 (i) the capitalization of the Mid-Cap Fund’s Class C shares, (ii) the capitalization of the TS&W Mid-Cap Value Fund’s Class C shares, and (iii) the pro forma capitalization of the TS&W Mid-Cap Value Fund’s Class C shares as adjusted to give effect to the transactions contemplated by the Plan of Reorganization:

	Mid-Cap Fund Class C Shares	TS&W Mid-Cap Value Fund Class C Shares	Adjustment	TS&W Mid-Cap Value Fund Class C Shares Pro Forma

Net Assets	$134,246	$2,649,993	$0*	$2,784,239
Shares Outstanding	15,199	341,676	2,101	358,976
Net Asset Value Per Share	$8.83	$7.7 6		$7.7 6

*	The Net Asset Adjustment for costs associated with the Reorganization is $0 because these costs will be payable by Old Mutual Capital pursuant to applicable expense limitations.

The following table sets forth as of September 30, 2008 (i) the capitalization of the Mid-Cap Fund’s Class Z shares, (ii) the capitalization of the TS&W Mid-Cap Value Fund’s Class Z shares, and (iii) the pro forma capitalization of the TS&W Mid-Cap Value Fund’s Class Z shares as adjusted to give effect to the transactions contemplated by the Plan of Reorganization:

	Mid-Cap Fund Class Z Shares	TS&W Mid-Cap Value Fund Class Z Shares ^	Adjustment	TS&W Mid-Cap Value Fund Class Z Shares Pro Forma

Net Assets	$105,106,659	N/A	$100*	105,106, 7 59
Shares Outstanding	10,986,946	N/A	2,385,415	13,372,361
Net Asset Value Per Share	$9.57	N/A		$7.86

^	Capitalization as of September 30, 2008 is not shown for the TS&W Mid-Cap Value Fund’s Class Z shares because Class Z shares were not offered to the public as of September 30, 2008.

*	The Net Asset Adjustment does not include costs associated with the Reorganization because these costs will be payable by Old Mutual Capital pursuant to applicable expense limitations.

The following table sets forth as of September 30, 2008 (i) the capitalization of the Mid-Cap Fund’s Institutional Class shares, (ii) the capitalization of the TS&W Mid-Cap Value Fund’s Institutional Class shares, and (iii) the pro forma capitalization of the TS&W Mid-Cap Value Fund’s Institutional Class shares as adjusted to give effect to the transactions contemplated by the Plan of Reorganization:

	Mid-Cap Fund Institutional Class Shares	TS&W Mid-Cap Value Fund Institutional Class Shares	Adjustment	TS&W Mid-Cap Value Fund Institutional Class Shares Pro Forma

Net Assets	$9,772,791	$56,061,049	$0*	$65,833,840
Shares Outstanding	1,017,828	7,129,252	225,530	8,372,610
Net Asset Value Per Share	$9.60	$7.86		$7.86

*	The Net Asset Adjustment for costs associated with the Reorganization is $0 because these costs will be payable by Old Mutual Capital pursuant to applicable expense limitations.

OTHER INFORMATION ABOUT THE FUNDS

A.	Investment Adviser and Sub-Advisers

Old Mutual Capital, located at 4643 South Ulster Street, Suite 600, Denver, Colorado 80237, is the investment adviser to both Funds.  Old Mutual Capital was organized in 2004 and is a subsidiary of Old Mutual (US) Holdings Inc. (“OMUSH”), which is an indirect wholly-owned subsidiary of Old Mutual plc, a London Stock Exchange listed international financial services firm.  Old Mutual Capital managed approximately $ 3.5 billion in mutual fund assets as of September 30, 2008.

Mid-Cap Fund

Liberty Ridge, located at 1205 Westlakes Drive, Suite 230, Berwyn, Pennsylvania 19312, is the sub-adviser to the Mid-Cap Fund.  Liberty Ridge was appointed sub-adviser to the Fund effective January 1, 2006.  Prior to that date, Liberty Ridge was the investment adviser to Old Mutual Funds II.  Liberty Ridge manages and supervises the investments of the Mid-Cap Fund on a discretionary basis, subject to the supervision of Old Mutual Capital.  Liberty Ridge is a wholly-owned subsidiary of OMUSH and an affiliate of Old Mutual Capital.  Liberty Ridge managed approximately $ 284 million in assets as of September 30, 2008.

TS&W Mid-Cap Value Fund

TS&W, a Delaware limited liability company located at 6806 Paragon Place, Suite 300, Richmond, Virginia 23230, is the sub-adviser to the TS&W Mid-Cap Value Fund.  TS&W manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital.  TS&W is a majority-owned subsidiary of OMUSH and an affiliate of Old Mutual Capital.  Founded in 1969, TS&W serves institutional investors, middle market investors, and individuals in managing equity, fixed income, international and international investments.  TS&W held discretionary authority with respect to approximately $ 6.8 billion in assets as of September 30, 2008

Old Mutual Capital was appointed investment adviser to the Funds effective January 1, 2006. As investment adviser, Old Mutual Capital oversees the investment decisions made by Liberty Ridge and TS&W (collectively, the “Sub-Advisers”), including monitoring the performance, security holdings and portfolio trading.  Old Mutual Capital also oversees the Sub-Advisers’ compliance with prospectus limitations and other relevant investment restrictions.  In addition to providing investment advisory services to the Funds, Old Mutual Capital provides certain administrative services for the Funds.

Each Fund pays Old Mutual Capital a management fee which is calculated daily and paid monthly at the annual rate of 0.95% of the Fund’s average daily net assets.  In exchange for providing sub-advisory services, Liberty Ridge is entitled to receive a fee from Old Mutual Capital equal to equal to 0.60% of the average daily net assets of the Mid-Cap Fund.  In exchange for providing sub-advisory services, TS&W is entitled to receive a fee from Old Mutual Capital equal to 0.50% of the average daily net assets of the TS&W Mid-Cap Fund.  TS&W’s sub-advisory fee will not change upon the Closing Date of the Reorganization.

The basis for the Board’s approval of the management agreement with Old Mutual Capital and the sub-advisory agreements with the Sub-Advisers is contained in the Funds’ Annual Report to shareholders dated March 31, 2008.

Information regarding material pending legal proceedings involving the Funds’ former adviser and the Funds is contained under the section entitled “Litigation” in the Funds’ current prospectus.

B.	Portfolio Managers

Mid-Cap Fund

Liberty Ridge Capital, Inc.

Jerome J. Heppelmann, CFA, joined Liberty Ridge in 1994 as a Vice President of Marketing/Client Service and since 1997 has been a member of Liberty Ridge’s investment team.  Prior to joining Liberty Ridge, Mr. Heppelmann worked in the Investment Advisory Group for SEI Investments.

TS&W Mid-Cap Value Fund

The TS&W Mid-Cap Value strategy is managed through a team approach.  The co-portfolio managers on the team are Brett P. Hawkins, CFA, CPA and John (Jack) S. Pickler, CFA.

Brett P. Hawkins, CFA, CPA, joined TS&W in 2001 and currently holds the position of Co-Portfolio Manager for the Mid-Cap Value strategy and Co-Portfolio Manager for the Small/Mid-Cap Value strategy.  Previously, he was employed with Arthur Andersen LLP and with First Union Securities, Inc.  Mr. Hawkins is a graduate of the University of Richmond and earned his MBA at the University of Virginia.

John (Jack) S. Pickler, CFA, joined TS&W in 2002 and currently holds the position of Co-Portfolio Manager for TS&W Mid-Cap Value strategy and Co-Portfolio Manager for TS&W Large Cap Value strategy.  Previously, he was employed with Wheat, First Securities, Inc., Prudential Securities, Inc., and Monument Park Advisors, LLC.  Mr. Pickler is a graduate of the University of Virginia and earned his MBA at Wake Forest University.

C.	Financial Highlights

Shown below are the financial highlights for Class A, Class C, Institutional Class and Class Z shares of the Mid-Cap Fund and the TS&W Mid-Cap Value Fund for the fiscal years ended March 31, 2004 through March 31, 2008 audited by PricewaterhouseCoopers, LLP.  The “Report of Independent Registered Public Accounting Firm” and financial statements are included in the Mid-Cap Fund’s and the TS&W Mid-Cap Value Fund’s annual report to shareholders for the fiscal year ended March 31, 2008.  The Mid-Cap Fund’s and the TS&W Mid-Cap Value Fund’s annual report to shareholders dated March 31, 2008 is available without charge upon request to Old Mutual Funds II at the address or telephone number appearing on the cover page of this Prospectus/Proxy Statement.

Financial Highlights
For a Share Outstanding Throughout Each Year or Period ended March 31, (unless otherwise noted)

	Net Asset Value Beginning of Period	Net Investment Income (Loss)1	Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Redemption Fees	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets*	Ratio of Gross Expenses to Average Net Assets^^^,*	Ratio of Net Investment Income (Loss) to Average Net Assets*		Portfolio Turnover Rate†
Old Mutual Mid-Cap Fund
Class A
2008	$16.20	$(0.03)	$(1.30)	$(1.33)	$—	$(4.27)	$(4.27)	$—	$10.60	(11.49)%	$672	1.45%	3.65%	(0.20	) %	119.16%
2007	19.32	(0.12)	1.10	0.98	—	(4.10)	(4.10)	—	16.20	7.66%	150	1.45%	3.77%	(0.71	) %	99.00%
2006	17.88	(0.09)	3.07	2.98	—	(1.54)	(1.54)	—	19.32	17.23%	199	1.58%	1.60%	(0.49	) %	81.91%
2005	17.90	(0.07)	1.71	1.64	—	(1.66)	(1.66)	—	17.88	9.26%	258	1.58%	1.58%	(0.39	) %	116.71%
2004†††	14.59	(0.08)	3.39	3.31	—	—	—	—	17.90	22.69%	191	1.62%	1.63%	(0.69	) %	143.80%

Class C
2008	$15.63	$(0.13)	$(1.23)	$(1.36)	$—	$(4.27)	$(4.27)	$—	$10.00	(12.15)%	$170	2.20%	12.22%	(0.91	) %	119.16%
2007	18.92	(0.24)	1.05	0.81	—	(4.10)	(4.10)	—	15.63	6.82%	337	2.20%	3.76%	(1.44	) %	99.00%
2006	17.66	(0.23)	3.03	2.80	—	(1.54)	(1.54)	—	18.92	16.41%	290	2.31%	2.34%	(1.25	) %	81.91%
2005	17.82	(0.18)	1.68	1.50	—	(1.66)	(1.66)	—	17.66	8.50%	169	2.33%	2.33%	(1.01	) %	116.71%
2004†††	14.59	(0.16)	3.39	3.23	—	—	—	—	17.82	22.14%	92	2.37%	2.38%	(1.43	) %	143.80%

Class Z
2008	$16.39	$0.02	$(1.34)	$(1.32)	$—	$(4.27)	$(4.27)	$—	$10.80	(11.26)%	$138,161	1.20%	1.41%	0.11%		119.16%
2007	19.46	(0.08)	1.11	1.03	—	(4.10)	(4.10)	—	16.39	7.91%	247,662	1.20%	1.38%	(0.45)%		99.00%
2006	17.97	(0.05)	3.09	3.04	(0.01)	(1.54)	(1.55)	—	19.46	17.52%	403,953	1.32%	1.35%	(0.25)%		81.91%
2005	17.93	(0.03)	1.73	1.70	—	(1.66)	(1.66)	—	17.97	9.59%	455,657	1.33%	1.33%	(0.18)%		116.71%
2004	12.29	(0.07)	5.71	5.64	—	—	—	—	17.93	45.89%	452,530	1.37%	1.38%	(0.47)%		143.80%

Institutional Class
2008	$16.40	$0.03	$(1.34)	$(1.31)	$—	$(4.27)	$(4.27)	$—	$10.82	(11.19)%	$11,444	1.00%	1.73%	0.26%		119.16%
20072	16.09	(0.01)	0.32	0.31	—	—	—	—	16.40	1.93%	—	1.03%	2,523.01%	(0.25)%		99.00%

Old Mutual TS&W Mid-Cap Value Fund

Class A
20083	$10.00	$0.01	$(1.32)	$(1.31)	$—	$—	$—	$—	$8.69	(13.10)%	$2,340	1.40%	3.69%	0.17%		66.60%

Class C
20083	$10.00	$(0.04)	$(1.32)	$(1.36)	$—	$—	$—	$—	$8.64	(13.60)%	$1,935	2.15%	3.86%	(0.54	) %	66.60%

Institutional Class
2008 3	$10.00	$0.04	$(1.31)	$(1.27)	$(0.01)	$—	$(0.01)	$—	$8.72	(12.75)%	$56,426	1.00%	1.10%	0.57%		66.60%

*	Ratios for periods of less than one year have been annualized.

†
Total returns and portfolio turnover rates are for the period indicated and have not been annualized. Total return would have been lower had certain expenses not been waived by the Adviser during the year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns shown exclude any applicable sales charge.

†††	Class A and Class C shares commenced operations on July 31, 2003.

^^^
Legal, printing and/or compliance audit expenses relating to the SEC and NYAG examinations and the Civil Litigation described in the "Litigation" section of this prospectus were incurred and the Adviser and/or Liberty Ridge has paid these expenses on behalf of the Trust.  Had the Adviser and/or Liberty Ridge not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2008, 2007, 2006, 2005 and 2004 .

1	Per share amounts for the year or period are calculated based on average outstanding shares.

2	Class commenced operations on December 20, 2006.

3	The Old Mutual TS&W Mid-Cap Value Fund commenced operations on June 4, 2007.

D.	Pending Litigation

In June 2004, Pilgrim Baxter & Associates, Ltd. (“PBA”, now known as Liberty Ridge), the former adviser to the Trust and the current sub-adviser to several of the Trust’s series portfolios (the “LRC Sub-Advised Funds”), reached settlement agreements with respect to the market timing and selective disclosure actions filed by the SEC and New York Attorney General (“NYAG”). Under the NYAG settlement, if certain terms and undertakings in that settlement as described in the statement of additional information are not met, the NYAG settlement stipulates that Liberty Ridge shall promptly terminate the sub-advisory services it provides to the LRC Sub-Advised Funds.  In this event, the Trust’s Board would be required to seek a new sub-adviser for the LRC Sub-Advised Funds or consider other alternatives.

As part of the In Re Mutual Funds Investment Litigation pending in the U.S. District Court for the District of Maryland (the “MDL Court”), PBHG Funds (now known as Old Mutual Funds II), PBA, its affiliates, and/or certain related and unrelated parties have been named as defendants in a Class Action Suit (“Class Action Suit”) and a separate Derivative Suit (“Derivative Suit”) (together the “Civil Litigation”). The Civil Litigation consolidates and coordinates for pre-trial matters a number of individual class action suits and derivative suits based on similar claims, which previously had been filed against the PBHG Funds, PBA and/or certain related parties in other jurisdictions, and had been transferred to the MDL Court. Information on the previously filed suits is contained in the statement of additional information. Consolidated complaints in the Class Action and Derivative Suits were filed in the Civil Litigation on September 29, 2004 (MDL 1586).

The Civil Litigation and the previously filed suits are primarily based upon allegations that the defendants engaged in or facilitated market timing of the PBHG Funds, and also made selective disclosure of confidential portfolio information to certain defendants and other parties. The Civil Litigation alleges a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breaches of fiduciary duty; and (iii) false or misleading prospectus disclosure. The Civil Litigation requests compensatory and punitive damages. In addition, the Derivative Suit requests the removal of each of the Trustees, the removal of Liberty Ridge as investment adviser, the removal of PBHG Fund Distributors (now known as Old Mutual Investment Partners) as distributor, rescission of the management and other contracts between PBHG Funds and the defendants, and rescission of the PBHG Funds’ 12b-1 Plan.

On August 30, 2005, the State of West Virginia West Virginia Securities Division (the “WV Securities Division”) entered a cease and desist order (the “Order” and, together with the Civil Litigation, the “Litigation”) against PBA. PBHG Funds was not named in the Order. In the Order, the WV Securities Division alleged that PBA permitted short-term trading in excess of the PBHG Funds’ disclosed limitation of four exchanges per year and also provided confidential portfolio information to customers of a broker-dealer who used the information to market time the PBHG Funds. The WV Securities Division further alleges in the Order that the foregoing violated the West Virginia Securities Act (W. Va. Code §§ 32-1-101, et seq.) and is seeking that PBA cease and desist from further violation of the West Virginia Securities Act; pay restitution; disgorge fees; pay administrative and investigatory costs and expenses, including counsel fees; pay an administrative assessment; and other relief. It is possible that similar actions based on the same facts and circumstances may be filed in the future by other state agencies. Such other actions will be described in the statement of additional information.

At this stage of the Litigation it is too early to assess the likely outcome of the Litigation, or success of any defenses each of the defendants may have to the claims. Any potential resolution of the Litigation may include, but not be limited to, judgments or settlements for damages against Liberty Ridge or any other named defendant. While it is currently too early to predict the result of the Litigation, Old Mutual Capital does not believe that the outcome of the Litigation will materially affect its ability to carry out its duty as investment adviser to the LRC Sub-Advised Funds. However, neither Liberty Ridge nor Old Mutual Capital is currently able to gauge the level of shareholder redemptions that may result from the news of the resolution of these pending lawsuits. Redemptions may require the LRC Sub-Advised Funds to sell investments to provide for sufficient liquidity, which could adversely impact the investment performance of the LRC Sub-Advised Funds.

E.	Additional Information About the Funds

For more information about Old Mutual Funds II, the Mid-Cap Fund and the TS&W Mid-Cap Value Fund, please refer to the Funds’ current prospectus.  Please see the “Fund Summaries – Old Mutual TS&W Mid-Cap Value Fund” section of the prospectus for further information regarding the TS&W Mid-Cap Value Fund’s performance and expenses.  Please see the “The Investment Adviser and Sub-Advisers” section for further information regarding management of the TS&W Mid-Cap Value Fund.  Please see the “About Your Investment” section for further information regarding share pricing, purchase and redemption of shares, dividends and distribution arrangements for shares.

OWNERSHIP OF FUND SHARES

Listed below is the name, address and percent ownership of each person who, to the knowledge of Old Mutual Funds II, owned beneficially or of record 5% or more of the outstanding shares of the Mid-Cap Fund * as of November 17 , 2008:

Old Mutual Mid-Cap Fund - Class A

NATIONWIDE TRUST COMPANY FSB	54.20%
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS OH 43218-2029

MERRILL LYNCH	19.44%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

NFS LLC FEBO	5.93%
STATE STREET BANK & TRUST
STATE STREET BANK & TRUST TTEE
2129 SARGENT AVE
SAINT PAUL MN 55105-1128

Old Mutual Mid-Cap Fund - Class C

UBS FINANCIAL SERVICES INC. FBO	17.43%
MARCIA E LEE
MARYSVILLE OH 43040-9494

RAYMOND JAMES & ASSOC INC CSDN	17.16%
FBO JAMES M MCCORMICK IRA
SILVER SPRING MD 20905-4144

MS&CO FBO	13.17%
JASON F SCHWARZ
ORINDA CA 94563-2329

GARCES HIGH SCH FNDTN	8.34%
ATTN TONYA ABBOTT
BAKERSFIELD CA 93305-1796

NFS LLC FEBO	5.89%
NFS/FMTC IRA
FBO MEGAN SWEZEY FOGARTY
PALO ALTO CA 94301-4205

NFS LLC FEBO	5.65%
NANCY J ANDERSON
SAN GERONIMO CA 94963-0241

MS&CO C/F	5.27%
MELISSA KAY
IRA STANDARD/SEP DTD 09/19/06
LARGO FL 33777-4909

MS&CO FBO	5.09%
KIYOE T ZUKERAN & STANLEY Y
ZUKERAN TTEE KIYOE T ZUKERAN REV
LVG TR DTD 4/29/93
HONOLULU HI 96817-1003

Old Mutual Mid-Cap Fund - Class Z

CHARLES SCHWAB & CO INC	26.96%
REINVEST ACCOUNT
ATTN MUTUAL FUND DEPARTMENT
101 MONTGOMERY STREET
SAN FRANCISCO CA 94104-4151

NATIONAL FINANCIAL SERVICES CORP	22.79%
FOR THE EXCLUSIVE BEN OF OUR CUST
200 LIBERTY ST ONE WORLD FIN CNTR
ATTN MUTUAL FUNDS DEPT 5TH FL
NEW YORK NY 10281

Old Mutual Mid-Cap Fund - Institutional Class

OLD MUTUAL ASSET ALLOCATION	41.73%
MODERATE GROWTH PORTFOLIO
ATTN JC WALLER/OMCAP
4643 S ULSTER ST STE 600
DENVER CO 80237-2881

OLD MUTUAL ASSET ALLOCATION	30.32%
BALANCED PORTFOLIO
ATTN JC WALLER/OMCAP
4643 S ULSTER ST STE 600
DENVER CO 80237-2881

OLD MUTUAL ASSET ALLOCATION GROWTH	19.05%
PORTFOLIO
ATTN JC WALLER/OMCAP
4643 S ULSTER ST STE 600
DENVER CO 80237-2881

OLD MUTUAL ASSET ALLOCATION	8.49%
CONSERVATIVE PORTFOLIO
ATTN JC WALLER/OMCAP
4643 S ULSTER ST STE 600
DENVER CO 80237-2881

*	None of the shares are known to be shares which the named beneficial owner has the right to acquire pursuant to Rule 13d-3(d)(1) under the Securities Exchange Act of 1934.

Listed below is the name, address and percent ownership of each person who, to the knowledge of Old Mutual Funds II, owned beneficially or of record 5% or more of the outstanding shares of the TS&W Mid-Cap Value Fund * as of November 17 , 2008:

Old Mutual TS&W Mid-Cap Value Fund - Class A

COUNSEL TRUST DBA MATC FBO	17.77%
FTJFC
1251 WATERFRONT PL STE 525
PITTSBURGH PA 15222-4228

MERRILL LYNCH	16.81%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

Old Mutual TS&W Mid-Cap Value Fund - Class C

MERRILL LYNCH	90.30%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

Old Mutual TS&W Mid-Cap Value Fund - Institutional Class

OLD MUTUAL ASSET ALLOCATION	31.61%
MODERATE GROWTH PORTFOLIO
ATTN JC WALLER/OMCAP
4643 S ULSTER ST STE 600
DENVER CO 80237-2881

OLD MUTUAL ASSET ALLOCATION	21.48%
BALANCED PORTFOLIO
ATTN JC WALLER/OMCAP
4643 S ULSTER ST STE 600
DENVER CO 80237-2881

OLD MUTUAL ASSET ALLOCATION GROWTH	20.53%
PORTFOLIO
ATTN JC WALLER/OMCAP
4643 S ULSTER ST STE 600
DENVER CO 80237-2881

NATIONAL FINANCIAL SERVICES CORP	15.54%
FOR THE EXCLUSIVE BEN OF OUR CUST
200 LIBERTY ST ONE WORLD FIN CNTR
ATTN MUTUAL FUNDS DEPT 5TH FL
NEW YORK NY 10281

OLD MUTUAL ASSET ALLOCATION	6.96%
CONSERVATIVE PORTFOLIO
ATTN JC WALLER/OMCAP
4643 S ULSTER ST STE 600
DENVER CO 80237-2881

*	None of the shares are known to be shares which the named beneficial owner has the right to acquire pursuant to Rule 13d-3(d)(1) under the Securities Exchange Act of 1934.

Listed below is the name, address and percent ownership of each person who, to the knowledge of Old Mutual Funds II, will own beneficially or of record 5% or more of the outstanding shares of the TS&W Mid-Cap Value Fund * after the Reorganization is consummated, based on holdings as of November 17 , 2008:

Old Mutual TS&W Mid-Cap Value Fund - Class A

MERRILL LYNCH	17.12%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

NATIONWIDE TRUST COMPANY FSB	6.29%
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS OH 43218-2029

COUNSEL TRUST DBA MATC FBO	15.72%
FTJFC
1251 WATERFRONT PL STE 525
PITTSBURGH PA 15222-4228

Old Mutual TS&W Mid-Cap Value Fund - Class C

MERRILL LYNCH	84.50%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

Old Mutual TS&W Mid-Cap Value Fund - Class Z

CHARLES SCHWAB & CO INC	26.96%
REINVEST ACCOUNT
ATTN MUTUAL FUND DEPARTMENT
101 MONTGOMERY STREET
SAN FRANCISCO CA 94104-4151

NATIONAL FINANCIAL SERVICES CORP	22.79%
FOR THE EXCLUSIVE BEN OF OUR CUST
200 LIBERTY ST ONE WORLD FIN CNTR
ATTN MUTUAL FUNDS DEPT 5TH FL
NEW YORK NY 10281

Old Mutual TS&W Mid-Cap Value Fund - Institutional Class

OLD MUTUAL ASSET ALLOCATION	32.97%
MODERATE GROWTH PORTFOLIO
ATTN JC WALLER/OMCAP
4643 S ULSTER ST STE 600
DENVER CO 80237-2881

OLD MUTUAL ASSET ALLOCATION	22.66%
BALANCED PORTFOLIO
ATTN JC WALLER/OMCAP
4643 S ULSTER ST STE 600
DENVER CO 80237-2881

OLD MUTUAL ASSET ALLOCATION GROWTH	20.33%
PORTFOLIO
ATTN JC WALLER/OMCAP
4643 S ULSTER ST STE 600
DENVER CO 80237-2881

NATIONAL FINANCIAL SERVICES CORP	13.45%
FOR THE EXCLUSIVE BEN OF OUR CUST
200 LIBERTY ST ONE WORLD FIN CNTR
ATTN MUTUAL FUNDS DEPT 5TH FL
NEW YORK NY 10281

OLD MUTUAL ASSET ALLOCATION	7.17%
CONSERVATIVE PORTFOLIO
ATTN JC WALLER/OMCAP
4643 S ULSTER ST STE 600
DENVER CO 80237-2881

*	None of the shares are known to be shares which the named beneficial owner has the right to acquire pursuant to Rule 13d-3(d)(1) under the Securities Exchange Act of 1934.

The beneficial ownership of shares of the Mid-Cap Fund or the TS&W Mid-Cap Value Fund by trustees and officers of Old Mutual Funds II as a group constituted less than 1% of the outstanding shares of each class of each Fund as of December 10, 2008.

LEGAL MATTERS

Certain legal matters concerning Old Mutual Funds II and its participation in the Reorganization, the issuance of shares of the TS&W Mid-Cap Value Fund in connection with the Reorganization and the tax consequences of the Reorganization will be opined upon by Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, PA 19103.

INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

This Prospectus/Proxy Statement and the related statement of additional information do not contain all the information set forth in the registration statements, the exhibits relating thereto and the annual reports that Old Mutual Funds II has filed with the SEC pursuant to the requirements of the Securities Act of 1933 and the 1940 Act, to which reference is hereby made.  The SEC file number for the Old Mutual Funds II registration statement containing the current prospectuses and statement of additional information relating to both the Mid-Cap Fund and the TS&W Mid-Cap Value Fund is Registration No. 2-99810.

Old Mutual Funds II is subject to the informational requirements of the 1940 Act and the Securities and Exchange Act of 1934 and in accordance therewith files reports and other information with the SEC.  Reports, proxy statements, registration statements and other information filed by Old Mutual Funds II (including the registration statement of Old Mutual Funds II relating to the TS&W Mid-Cap Value Fund on Form N-14 of which this Prospectus/Proxy Statement is a part and which is hereby incorporated by reference) may be inspected without charge and copied at the public reference facilities maintained by the SEC in Washington, D.C., 20549-0102, and at the following regional office of the SEC: 500 West Madison Street, 14th Floor, Chicago, Illinois 60661.  Copies of such material may be obtained from the SEC at the prescribed rates.  The SEC maintains a website at http://www.sec.gov that contains information regarding Old Mutual Funds II and other registrants that file electronically with the SEC.

VOTING INFORMATION

The Mid-Cap Fund expects to solicit proxies principally by mail, but may also solicit proxies by telephone, facsimile, telegraph or personal interview.  Mid-Cap Fund officers will not receive any additional or special compensation for solicitation activities.  The Mid-Cap Fund also engaged the services of Broadridge to assist in the solicitation of proxies.  In all cases where a telephonic proxy is solicited, the Broadridge representative will ask for each shareholder’s full name and address or the zip code or employer identification number and to confirm that the shareholder has received this Prospectus/Proxy Statement and proxy card in the mail.  If the shareholder is a corporation or other entity, the Broadridge representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares.  If the information solicited agrees with the information provided to Broadridge, then the Broadridge representative may explain the voting process, read the proposals listed on the proxy card, and ask for the shareholder’s instructions on each proposal.  Although the Broadridge representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, but he or she may read any recommendation set forth in the Prospectus/Proxy Statement.  The telephone solicitor will record the shareholder’s voting instructions on the card.  Within 72 hours, the shareholder will be sent a confirming letter or mailgram to confirm his or her vote and asking the shareholder to call 866-615-7269 immediately if his or her instructions are not correctly reflected in the confirmation.

The Funds will pay all costs and expenses associated with the Reorganization, subject to current expense limitations.  Costs associated with the Reorganization generally include printing and mailing costs, solicitation costs, legal costs, costs paid to the Funds’ independent registered public accounting firm, and other miscellaneous costs.  All costs and expenses associated with the Reorganization will be allocated between the Funds on a pro rata basis based on each Fund’s relative net assets.   The anticipated costs of the reorganization are approximately $58,893 .

All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions they contain.  If no instructions are given, shares represented by proxies will be voted FOR the proposal to approve the Plan of Reorganization and in accordance with the Board’s recommendations on other matters.  The presence in person or by proxy of one-third of the outstanding shares of Mid-Cap Fund entitled to vote at the Special Meeting will constitute a quorum.

At the Special Meeting, a quorum being present, approval of the Plan of Reorganization requires the affirmative vote of the lesser of: (a) 67% or more of the voting securities of the Mid-Cap Fund present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of the Mid-Cap Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Mid-Cap Fund.  Abstentions and broker non-votes will be counted as shares present at the Special Meeting for quorum purposes but will not be considered votes cast at the Special Meeting.  As a result, they have the same effect as a vote against the Plan of Reorganization.  Broker non-votes arise from a proxy returned by a broker holding shares for a customer which indicates that the broker has not been authorized by the customer to vote on a proposal.  If you return a proxy, you may revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a notice of revocation to the Secretary of Old Mutual Funds II.  In addition, although mere attendance at the Special Meeting will not revoke a proxy, if you attend the Special Meeting you may withdraw your proxy and vote in person.  Shareholders may also transact any other business not currently contemplated that may properly come before the Special Meeting in the discretion of the proxies or their substitutes.

Shareholders of record as of the close of business on December 10, 2008 (the “Record Date”) are entitled to vote at the Special Meeting.  On the Record Date, there were 61,367.641 Class A shares, 13,771.917 Class C shares, 1,009,827.389 Institutional Class shares and 10,234,297.312 Class Z shares of the Mid-Cap Fund outstanding.  Each share held entitles a shareholder to one vote for each dollar (and a proportionate fractional vote for each fractional dollar) of net asset value of shares held by the shareholder.

If a quorum is not present at the Special Meeting, or if a quorum is present at the Special Meeting but sufficient votes to approve the Reorganization are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments to permit further solicitation of proxies.  Any such adjournment will require the affirmative vote of one third of those shares present at the Special Meeting or represented by proxy.  The persons designated as proxies may use their discretionary authority to vote as instructed by management of the Fund on questions of adjournment and on any other proposals raised at the Meeting to the extent permitted by the SEC’s proxy rules, including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules.

Only one Prospectus/Proxy Statement, along with one proxy card, is being delivered to multiple shareholders who share an address unless the Trust has received contrary instructions from one or more of the shareholders.  The Trust will deliver, promptly upon oral or written request, a separate copy of this Prospectus/Proxy Statement to a shareholder at a shared address to which a single copy of this Prospectus/Proxy Statement was delivered.

Shareholders may notify the Trust that they wish to receive a separate copy of this Prospectus/Proxy Statement, or wish to receive separate prospectuses and proxy statements in the future, by calling 888-772-2888 or write to Old Mutual Funds II at P.O. Box 219534, Kansas City, Missouri  64121-9534.  Multiple shareholders sharing an address can request to receive a single copy of proxy statements in the future if they are currently receiving multiples copies of proxy statements by calling or writing to the Trust as indicated above.

OTHER BUSINESS

The Board does not intend to present any other business at the Special Meeting.  Other matters will be considered if notice is given within a reasonable amount of time prior to the Special Meeting.  If any other matter may properly come before the Special Meeting, or any adjournment thereof, the persons named in the accompanying proxy card intend to vote, act, or consent thereunder in accordance with their best judgment at that time with respect to such matters.

The Trustees recommend approval of the Proposal.  Any unmarked proxies without instructions to the contrary will be voted in favor of approval of the Proposal.

____________________________________________
Distributor:  Old Mutual Investment Partners
R-08-420 12/2008

APPENDIX I
TO THE
COMBINED PROSPECTUS AND PROXY STATEMENT
DATED DECEMBER 17 , 2008

Relating to the Acquisition of Assets of
OLD MUTUAL MID-CAP FUND

By and In Exchange for Shares of Beneficial Interest of
OLD MUTUAL TS&W MID-CAP VALUE FUND

PLAN OF REORGANIZATION
for
OLD MUTUAL MID-CAP FUND
A Series Portfolio of
Old Mutual Funds II

This Plan of Reorganization provides for the sale of assets and liabilities of the Old Mutual Mid-Cap Fund (the “Mid-Cap Fund”), a series portfolio of Old Mutual Funds II (the “Trust”), to the Old Mutual TS&W Mid-Cap Value Fund (the “TS&W Mid-Cap Value Fund”), also a series portfolio of the Trust. The TS&W Mid-Cap Value Fund is sometimes referred to herein as the “Surviving Fund”, and the Mid-Cap Fund is sometimes referred to herein as the “Reclassified Fund”. The Surviving Fund and the Reclassified Fund are sometimes collectively referred to herein as the “Funds”.

WHEREAS, the Trust is a Delaware statutory trust and a registered investment company under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Funds are each series portfolios of the Trust representing separate series of shares of beneficial interest of the Trust;

WHEREAS, the Funds are authorized to issue an unlimited number of Class A, Class C, Institutional Class and Class Z shares;

WHEREAS, the TS&W Mid-Cap Value Fund has outstanding Class A, Class C, Institutional Class and Class Z shares and the Mid-Cap Fund has outstanding Class A, Class C, Institutional Class and Class Z shares; and

WHEREAS, the Board of Trustees (the “Board”) of the Trust has determined that it would be in the best interests of the Funds’ shareholders to sell all of the assets and liabilities of the Mid-Cap Fund to the TS&W Mid-Cap Value Fund and reclassify the shares of the Mid-Cap Fund as shares of the TS&W Mid-Cap Value Fund in the manner described below.

NOW, THEREFORE, the Mid-Cap Fund shall sell all of its assets and liabilities to the TS&W Mid-Cap Value Fund and reclassify its shares on the following terms and conditions.

1.           Plan of Reorganization.

(a)           Attribution of Assets and Liabilities. At the Effective Time described in Section 3 below, the Mid-Cap Fund shall sell all of its assets and liabilities to the TS&W Mid-Cap Value Fund and the proportionate undivided interest in the assets and liabilities of the Mid-Cap Fund attributable to its Class A, Class C, Institutional Class and Class Z shares shall become a part of the proportionate undivided interest in the assets and liabilities of the TS&W Mid-Cap Value Fund attributable to its Class A, Class C, Institutional Class and Class Z shares, respectively, and any expenses, costs, charges and reserves allocated to the Class A, Class C, Institutional Class and Class Z shares of the Mid-Cap Fund immediately prior to the Effective Time shall become expenses, costs, charges and reserves allocated to the Class A, Class C, Institutional Class and Class Z shares, respectively, of the TS&W Mid-Cap Value Fund. The Trust shall instruct its custodian to reflect in the custodian’s records for the TS&W Mid-Cap Value Fund the attribution of the assets of the Mid-Cap Fund in the manner described above.

(b)           Reclassification of Shares. At the Effective Time described in Section 3 below, all of the issued and outstanding Class A, Class C, Institutional Class and Class Z shares of the Mid-Cap Fund shall be reclassified and changed into and become Class A, Class C, Institutional Class and Class Z shares, respectively, of the TS&W Mid-Cap Value Fund based upon their respective net asset values, and thereafter shall have the attributes of Class A, Class C, Institutional Class and Class Z shares of the TS&W Mid-Cap Value Fund.

The stock transfer books of the Mid-Cap Fund will be permanently closed at the Effective Time (described in Section 3 below) and only requests for the redemption of shares of the Mid-Cap Fund received in proper form prior to the close of trading on the New York Stock Exchange on the date of the Effective Time shall be accepted. Thereafter, redemption requests received by the Mid-Cap Fund shall be deemed to be redemption requests for the TS&W Mid-Cap Value Fund shares into which such Mid-Cap Fund shares were reclassified under this Plan of Reorganization.

(c)           Shareholder Accounts. At the Effective Time described in Section 3 below, each shareholder of record of Class A, Class C, Institutional Class and Class Z shares of the Mid-Cap Fund will receive that number of Class A, Class C, Institutional Class and Class Z shares, respectively, of the TS&W Mid-Cap Value Fund having an aggregate net asset value equal to the aggregate net asset value of the Class A, Class C, Institutional Class and Class Z shares, respectively, of the Mid-Cap Fund held by such owner immediately prior to the Effective Time.

The Trust will establish an open account on the records of the TS&W Mid-Cap Value Fund in the name of each owner of record of the Mid-Cap Fund to which will be credited the respective number of shares of the TS&W Mid-Cap Value Fund due such beneficial owner. Fractional shares of the TS&W Mid-Cap Value Fund will be carried to the third decimal place. Certificates representing shares of the TS&W Mid-Cap Value Fund will not be issued. The net asset value of the shares of the Mid-Cap Fund and the net value of the assets of the TS&W Mid-Cap Value Fund will be determined at the Effective Time in accordance with the policies and procedures of the Trust.  Any special options (e.g., automatic investment plans on current Mid-Cap Fund shareholder accounts) will automatically transfer to the new accounts.

2.           Termination of Reclassified Fund. Immediately after the Effective Time described in Section 3 below, the Reclassified Fund shall cease to be an investment portfolio of the Trust and the Trust’s Board hereby authorizes the officers of the Trust to amend Schedule A to the Trust’s Agreement and Declaration of Trust and to take any other necessary action to terminate the Reclassified Fund as a separate investment portfolio of the Trust.

3.           Effective Time of the Reorganization. The reorganization of the Reclassified Fund contemplated by this Plan of Reorganization shall occur on March 6, 2009, at 4:30 p.m. Eastern time, or such other date and time as the officers of the Trust shall determine (the “Effective Time”).

4.           Approval of Shareholders. A meeting of the holders of the Mid-Cap Fund shares shall be duly called and constituted for the purpose of acting upon this Plan of Reorganization and the transactions contemplated herein. Approval by such shareholders of this Plan of Reorganization shall authorize the Trust to take the actions required to effect the Plan of Reorganization for the Funds.

5.           Conditions Precedent. The Trust will consummate the Plan of Reorganization only after satisfaction of each of the following conditions:

(a)           All consents, approvals, permits and authorizations required to be obtained from governmental authorities, including the Securities and Exchange Commission and state securities commissions, to permit the parties to carry out the transactions contemplated by this Plan of Reorganization shall have been received.

(b)           This Plan of Reorganization shall have been approved by the shareholders of the Reclassified Fund at a special meeting by the affirmative vote of a “majority of the outstanding voting securities” of the Reclassified Fund, as defined in the 1940 Act.  This means the lesser of: (a) the affirmative vote of 67% or more of the voting securities of Reclassified Fund present or represented by proxy at the special meeting, if the holders of more than 50% of the outstanding voting securities of the Reclassified Fund are present or represented by proxy; or (b) the affirmative vote of more than 50% of the outstanding voting securities of the Reclassified Fund.

(c)           The assets of the Mid-Cap Fund to be acquired by the TS&W Mid-Cap Value Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by the Mid-Cap Fund immediately prior to the reclassification. For purposes of this paragraph 5(c), any assets used by the Reclassified Fund to pay the expenses it incurs in connection with this Plan of Reorganization and to effect all shareholder redemptions and distributions (other than regular, normal dividends and regular, normal redemptions pursuant to the 1940 Act, and not in excess of the requirements of Section 852 of the Code, occurring in the ordinary course of the Reclassified Fund’s business as a portfolio of an open-end management investment company) after the commencement of negotiations regarding the Reorganization shall be included as assets of the Reclassified Fund held immediately prior to the reclassification.

(d)           The dividend described in the last sentence of paragraph 6(a)(i) shall have been declared.

(e)           The Trust shall have received an opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”) to the effect that consummation of the transaction contemplated by this Plan of Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code (the “Code”), and that the shareholders of the Reclassified Fund will recognize no gain or loss to the extent that they receive shares of the Surviving Fund in exchange for their shares of the Reclassified Fund in accordance with this Plan of Reorganization. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Trust and others, and the officers of the Trust shall use their best efforts to make available such truthful certificates.

(f)           The Trust shall have received an opinion of Stradley Ronon, dated as of the Effective Time, addressed to and in form and substance satisfactory to the Trust, to the effect that this Plan of Reorganization has been duly authorized and approved by all requisite action of the Trust and the shareholders of the shares of the Reclassified Fund.

At any time prior to the Effective Time, any of the foregoing conditions may be waived by the Trust if, in the judgment of its Board of Trustees, such waiver will not have a material adverse effect on the benefits intended under this Plan of Reorganization for the Reclassified Fund’s shareholders.

6.           Old Mutual Mid-Cap Fund and Old Mutual TS&W Mid-Cap Value Fund Tax Matters.

(a)           Old Mutual Mid-Cap Fund.

(i)           The Mid-Cap Fund has elected to be a regulated investment company under Subchapter M of the Code. The Mid-Cap Fund has qualified as such for each taxable year since inception that has ended prior to the Effective Time and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending at the Effective Time. The Mid-Cap Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. In order to (i) ensure continued qualification of the Mid-Cap Fund as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Mid-Cap Fund arising by reason of undistributed investment company taxable income or net capital gain, the Mid-Cap Fund will declare on or prior to the Effective Time to the shareholders of the Mid-Cap Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of the Mid-Cap Fund’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended March 31, 2008 and for the short taxable year beginning on April 1, 2008 and ending at the Effective Time and (B) all of the Mid-Cap Fund’s net capital gain for the taxable year ended March 31, 2008 and for such short taxable year.

(ii)           The Mid-Cap Fund has timely filed all tax returns required to be filed by it and all taxes with respect thereto have been paid. No deficiencies for any taxes have been proposed, assessed or asserted in writing by any taxing authority against the Mid-Cap Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a material adverse effect on the condition, financial or otherwise, property, assets or prospects of the Mid-Cap Fund.

(b)           Old Mutual TS&W Mid-Cap Value Fund.

(i)           The TS&W Mid-Cap Value Fund has elected to be treated as a regulated investment company under Subchapter M of the Code. The TS&W Mid-Cap Value Fund has qualified as such for each taxable year since inception that has ended prior to the Effective Time and will satisfy the requirements of Part I of Subchapter M of the Code to maintain such qualification for its current taxable year. The TS&W Mid-Cap Value Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

(ii)           The TS&W Mid-Cap Value Fund has timely filed all returns required to be filed by it and all taxes with respect thereto have been paid. No deficiencies for any taxes have been proposed, assessed or asserted in writing by any taxing authority against the TS&W Mid-Cap Value Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a material adverse effect on the condition, financial or otherwise, property, assets or prospects of the TS&W Mid-Cap Value Fund.

7.           Termination. The Trust may terminate this Plan of Reorganization with the approval of its Board at any time prior to the Effective Time, notwithstanding approval thereof by the Reclassified Fund’s respective shareholders if, in the judgment of the Board, proceeding with the Plan of Reorganization would be inadvisable.

8.           Further Assurances. The Trust shall take such further action as may be necessary or desirable and proper to consummate the transactions contemplated hereby.

9.           Expenses. The Funds shall bear all costs and expenses associated with this Plan of Reorganization and the transactions contemplated hereby.  All costs and expenses associated with this Plan of Reorganization shall be allocated between the Funds on a pro rata basis based on each Fund’s relative net assets. Neither the Mid-Cap Fund nor the TS&W Mid-Cap Value Fund (nor any Person related to the Mid-Cap Fund or the TS&W Mid-Cap Value Fund) will pay or assume any expenses of the Mid-Cap Fund Shareholders (including, but not limited to, any expenses of Mid-Cap Fund Shareholders that are solely and directly related to the Reorganization).

This Plan of Reorganization was approved and adopted by the Board of the Trust on November 13, 2008.

OLD MUTUAL FUNDS II
ON BEHALF OF THE
OLD MUTUAL SELECT GROWTH FUND

December 17, 2008

Dear Shareholder:

The Old Mutual Select Growth Fund’s Board of Trustees (the “Board”) requests your vote on a proposal to reorganize the Old Mutual Select Growth Fund (the “Select Growth Fund”) into the Old Mutual Large Cap Growth Fund (formerly known as the Old Mutual Large Cap Growth Concentrated Fund) (the “Large Cap Growth Fund” and together with the Select Growth Fund, the “Funds”).  If the reorganization is approved by shareholders, you will receive shares of the Large Cap Growth Fund equivalent in dollar value to your shares in the Select Growth Fund at the time of the reorganization.

The Board’s recommendation to reorganize the Select Growth Fund is based primarily on its compatibility with the Large Cap Growth Fund and economies of scale that may be achieved by combining the Funds. Both Funds are advised by Old Mutual Capital, Inc. and sub-advised by Ashfield Capital Partners, LLC and Turner Investment Partners, LLC.  In addition, both Funds seek to provide investors with long-term capital growth by investing in companies with favorable growth prospects.  Reorganizing the Select Growth Fund will enable you to maintain the limitation that each sub-adviser not invest in more than forty companies, while also enabling you to potentially benefit from increasing your exposure to large capitalization companies with growth characteristics.

In addition, shareholders may realize additional benefits such as equal or potentially lower expense ratios than the Select Growth Fund’s current expense ratios.  Importantly, the reorganization is designed to be a tax-free reorganization, so you should not realize a tax gain or loss as a direct result of the reorganization.  Additional details about the proposed reorganization are described in the enclosed Proxy Statement.

This proposal will be presented to shareholders at a special meeting of shareholders to be held on February 27, 2009 in Denver, Colorado. This package contains important information about the proposal, a proxy, a business reply envelope permitting you to vote by mail and simple instructions on how to vote by phone or via the Internet.  We encourage you to read the entire Proxy Statement, which describes the proposal in detail.

THE SELECT GROWTH FUND’S BOARD HAS CAREFULLY CONSIDERED THE PROPOSAL, BELIEVES THE PROPOSAL TO BE IN THE BEST INTERESTS OF SELECT GROWTH FUND SHAREHOLDERS, AND UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PROPOSAL.

You can vote in one of four ways:

BY MAIL using the enclosed proxy card;

BY INTERNET through the website listed on your proxy card ;

BY TELEPHONE by calling the number indicated on your proxy card ; or

IN PERSON at the Special Meeting of Shareholders on February 27, 2009.

Your vote is extremely important, no matter how many shares you own.  If we do not receive sufficient votes to approve the proposal, we may have to send additional mailings or conduct telephone solicitations.  If you have any questions about the proposal, please call our proxy solicitor, Broadridge at 866-615-7269 .

Thank you for your response and we look forward to preserving your trust as a valued shareholder over the long term.

Sincerely,

[Missing Graphic Reference]
Leigh A. Wilson
Chairman
Old Mutual Funds II

OLD MUTUAL FUNDS II
Old Mutual Select Growth Fund

NOTICE OF MEETING OF SHAREHOLDERS

To Be Held on February 27, 2009

4643 South Ulster Street, Suite 600
Denver, Colorado 80237

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of the Old Mutual Select Growth Fund (the “Select Growth Fund”) of Old Mutual Funds II (the “Trust”) will be held at the offices of Old Mutual Capital, Inc. (“Old Mutual Capital”) located at 4643 South Ulster Street, Suite 600, Denver, Colorado 80237 on February 27, 2009, at 10:15 a.m. Mountain Time (the “Special Meeting”), for the purpose of voting on the proposal set forth below and to transact such other business that may properly come before the Special Meeting, or any adjournments thereof:

Approval of a Plan of Reorganization that provides for the sale of assets and liabilities of the Select Growth Fund to the Old Mutual Large Cap Growth Fund (formerly known as the Old Mutual Large Cap Growth Concentrated Fund) .

The proposal is discussed in greater detail in the attached Prospectus/Proxy Statement.  You are entitled to vote at the Special Meeting or any adjournments thereof if you owned shares of the Select Growth Fund at the close of business on December 10, 2008.  If you attend the Special Meeting or any adjournments thereof, you may vote your shares in person.  Whether or not you intend to attend the Special Meeting or any adjournments thereof in person, you may vote in any of the following ways:

(1)	Mail: Vote, sign, date and return the enclosed proxy card(s) in the enclosed postage-paid envelope;

(2)
Telephone: Have your proxy card(s) available. Vote by telephone by calling the toll-free number on your proxy card(s) which is available 24 hours a day, 7 days a week. Enter the control number on the proxy card(s) (a confirmation of your telephone vote will be mailed to you); or

(3)
Internet: Have your proxy card(s) available. Vote on the Internet by accessing the website listed on your proxy card(s). Enter the control number from your proxy card(s). Follow the simple instructions found on the website.

By order of the Board of Trustees,

[Missing Graphic Reference]
Andra C. Ozols, Secretary
Old Mutual Funds II
Dated: December 17, 2008
Denver, Colorado

COMBINED PROSPECTUS AND PROXY STATEMENT
DECEMBER 17, 2008

Relating to the Acquisition of Assets of
OLD MUTUAL SELECT GROWTH FUND

By and In Exchange for Shares of Beneficial Interest of
OLD MUTUAL LARGE CAP GROWTH FUND

EACH A SERIES PORTFOLIO OF
OLD MUTUAL FUNDS II
4643 South Ulster Street, Suite 600
Denver, Colorado 80237
888-772-2888

This document is being furnished to you in connection with the Special Meeting of Shareholders of Old Mutual Select Growth Fund (the “Select Growth Fund” or a “Fund” ), a series portfolio of Old Mutual Funds II, a Delaware statutory trust (“Old Mutual Funds II”), to be held at the offices of Old Mutual Capital, located at the address listed above, at 10:15 a.m. Mountain Time on February 27, 2009 (the “Special Meeting”).  At the Special Meeting, you will be asked to approve a p lan of r eorganization (the “Plan of Reorganization”) for the Select Growth Fund and the consummation of the transactions described therein, as further described in this Combined Prospectus and Proxy Statement (“Prospectus/Proxy Statement”).

The Board of Trustees of Old Mutual Funds II, on behalf of the Select Growth Fund, is soliciting this proxy.  This prospectus/proxy statement will first be mailed to shareholders on or about January 9, 2009.  The Board of Trustees of Old Mutual Funds II has unanimously approved the Plan of Reorganization as being in the best interests of Select Growth Fund shareholders and recommends that you vote “FOR” the proposal.

The Plan of Reorganization provides for the acquisition of assets and liabilities of the Select Growth Fund by the Old Mutual Large Cap Growth Fund (formerly known as the Old Mutual Large Cap Growth Concentrated Fund) (“Large Cap Growth Fund” or a “Fund” and together with the Select Growth Fund, the “Funds”) and the reclassification of the issued and outstanding shares of the Select Growth Fund into shares of the Large Cap Growth Fund based upon the net asset values of the two Funds (the “Reorganization”).  The Large Cap Growth Fund is also a series portfolio of Old Mutual Funds II.  Upon the consummation of the Reorganization, all of the assets and liabilities of the Select Growth Fund will become assets and liabilities of the Large Cap Growth Fund, and Class A shares of the Select Growth Fund will be reclassified as Class A shares of the Large Cap Growth Fund, Class C shares of the Select Growth Fund will be reclassified as Class C shares of the Large Cap Growth Fund, Institutional Class shares of the Select Growth Fund will be reclassified as Institutional Class shares of the Large Cap Growth Fund, and Class Z shares of the Select Growth Fund will be reclassified as Class Z shares of the Large Cap Growth Fund.  The value of your account in the Large Cap Growth Fund immediately after the Reorganization will be the same as the value of your account in the Select Growth Fund immediately before the Reorganization.

The investment objectives of the Select Growth Fund and the Large Cap Growth Fund are the same in that both Funds seek to provide long-term capital growth.  Both Funds seek to achieve their investment objectives by investing in companies with favorable growth prospects.  In addition, both Funds are advised by Old Mutual Capital, Inc. (“Old Mutual Capital”) and sub-advised by Ashfield Capital Partners, LLC (“Ashfield”) and Turner Investment Partners, LLC (“Turner”).  However, the Select Growth Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in companies of any market capitalization (but generally invests in large capitalization companies) while the Large Cap Growth Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in large capitalization companies.  For additional information regarding the Funds’ investment strategies, see the “Introduction - Comparison of Investment Objectives and Policies” section of this Prospectus/Proxy Statement.

This Prospectus/Proxy Statement sets forth concisely the information that you should know before voting on the Plan of Reorganization.  This Prospectus/Proxy Statement should be read in its entirety and retained for future reference.  The statement of additional information related to this Prospectus/Proxy Statement dated December 17, 2008, is available upon request and without charge by contacting Old Mutual Funds II at the address or telephone number above, and is hereby incorporated by reference.

Like shares of the Select Growth Fund, shares of the Large Cap Growth Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency and involve risk, including the possible loss of the principal amount invested.

The current prospectus for Class A and Class C shares for the Funds dated July 28, 2008, as supplemented, and the current prospectus for Class Z and Institutional Class shares for the Funds dated December 9, 2008, as supplemented, together with the related statement of additional information for Class A, Class C, Institutional Class and Class Z shares for the Funds dated December 9, 2008, as supplemented, are on file with the Securities and Exchange Commission (the “SEC”).  The prospectuses, statement of additional information, as well as the most recent annual report and semi-annual report for Old Mutual Funds II are available without charge by writing to Old Mutual Funds II, P.O. Box 219534, Kansas City, Missouri 64121-9534, or by calling 888-772-2888.  The SEC maintains a website at http://www.sec.gov that contains the prospectuses and statement of additional information described above, material incorporated by reference, and other information about Old Mutual Funds II.  You can obtain additional information about the Funds on the Old Mutual Funds II website located at oldmutualfunds.com.

As with all mutual fund securities, the SEC has not approved or disapproved these securities or determined whether the information in this Prospectus/Proxy Statement is adequate or accurate.  Any representation to the contrary is a criminal offense.

[End of Front Cover Page]

OLD MUTUAL FUNDS II
Old Mutual Select Growth Fund

INTRODUCTION
A.	Questions and Answers Regarding the Reorganization
B.	Comparison of Investment Objectives and Policies
C.	Comparison of Risk Factors
D.	Comparison of Pricing, Purchase and Redemption Policies, Sales Charges, and Distribution
E.	Comparison of Fees and Expenses
F.	Comparison of Performance
THE REORGANIZATION
A.	Information About The Reorganization
B.	Reasons for the Reorganization
C.	Federal Income Tax Consequences
D.	Other Conditions
E.	Shareholders’ Rights
F.	Capitalization
OTHER INFORMATION ABOUT THE FUNDS
A.	Investment Adviser and Sub-Advisers
B.	Portfolio Managers
C.	Financial Highlights
D.	Pending Litigation
E.	Additional Information About the Funds
OWNERSHIP OF FUND SHARES
LEGAL MATTERS
INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
VOTING INFORMATION
OTHER BUSINESS

APPENDIX I Plan of Reorganization

INTRODUCTION

The “Introduction” section of this Prospectus/Proxy Statement provides a brief overview of the key features and other matters typically of interest to shareholders considering a proposed reorganization between mutual funds.  These responses are qualified in their entirety by the remainder of this Prospectus/Proxy Statement, which you should read carefully because it contains additional information and details regarding the proposed reorganization.  The description of the Reorganization is qualified by reference to the full text of the Plan of Reorganization, which is attached as Appendix I.

A.	Questions and Answers Regarding the Reorganization

Q.	WHAT IS BEING PROPOSED?

A.
The Plan of Reorganization provides for the sale of all the assets and liabilities of the Select Growth Fund to the Large Cap Growth Fund and the reclassification of the issued and outstanding Select Growth Fund shares into Large Cap Growth Fund shares.  If shareholders of the Select Growth Fund approve the Plan of Reorganization and other closing conditions are satisfied, all of the assets and liabilities of the Select Growth Fund will become the assets and liabilities of the Large Cap Growth Fund, and the issued and outstanding Class A, Class C, Institutional Class and Class Z shares of the Select Growth Fund will be converted into Class A, Class C, Institutional Class and Class Z shares, respectively, of the Large Cap Growth Fund, with an aggregate net asset value equal to the value of the Select Growth Fund’s net assets immediately prior to the Reorganization.  The value of each Select Growth Fund shareholder’s account in the Large Cap Growth Fund immediately after the Reorganization will be the same as the value of such shareholder’s account with Select Growth Fund immediately prior to the Reorganization.

Q.	WHY IS THE REORGANIZATION IN THE BEST INTERESTS OF SHAREHOLDERS?

A.           The Board of Trustees (the “Board”) of Old Mutual Funds II, including each of the independent Trustees, determined that the Reorganization would be in the best interests of both Funds and their shareholders based on the following factors, among others:

•	The compatibility of the investment objectives and principal investment strategies of the two Funds.

•	The continuity of management given that Old Mutual Capital is the adviser to both Funds and that Ashfield and Turner are sub-advisers to both Funds.

•
The contractual management fee for the Large Cap Growth Fund is 0.05% lower than the contractual management fee for the Select Growth Fund, and therefore Select Growth Fund shareholders may benefit from a lower management fee once the Large Cap Growth Fund expenses are under the contractual expense limitations.

•	Equal or potentially lower total expense ratios for the combined Fund resulting from increased asset levels and corresponding economies of scale.

•
Old Mutual Capital’s belief that the combined Fund will have improved marketability based upon its longer-term historical performance record and will be better poised to attract new assets and enable shareholders to benefit from economies of scale.

•	The potential operating efficiencies that may result from combining the Funds.

•	The tax-free nature of the Reorganization for Federal income tax purposes, so shareholders should not realize a tax gain or loss as a direct result of the Reorganization.

Q.	WHAT IS THE RECOMMENDATION OF THE BOARD OF TRUSTEES?

A.	The Board recommends that you vote “FOR” the Reorganization.

Q.	DO THE FUNDS HAVE THE SAME INVESTMENT OBJECTIVE?

A.
The investment objectives of the Select Growth Fund and the Large Cap Growth Fund are the same in that both Funds seek to provide investors with long-term capital growth.  Both Funds seek to achieve their investment objectives by investing in companies with favorable growth prospects.  In addition, both Funds are advised by Old Mutual Capital and sub-advised by Ashfield and Turner, each of which invests the portion of the Funds it manages in not more than 40 securities.

Q.	WHAT ARE THE PRIMARY DIFFERENCES IN THE INVESTMENT STRATEGIES AND RISKS OF THE FUNDS?

A.
While both Funds invest in companies with favorable growth prospects, the Select Growth Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in companies of any market capitalization (but generally invests in large capitalization companies), while the Large Cap Growth Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in large capitalization companies.  While small and mid- capitalization companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation.  In addition, trading markets for securities of small and mid- capitalization issuers may be less liquid and more volatile than securities of larger companies.  The Large Cap Growth Fund may invest in companies with market capitalizations within the market capitalization range of those companies in the Russell 1000 Growth Index.  As of March 31, 2008, the Russell 1000 Growth Index included companies with market capitalizations between $155 million and $476 billion.  The Select Growth Fund generally invests in companies with an average market capitalization above $12 billion.

Also, while the Select Growth Fund is classified as a “diversified” fund, the Large Cap Growth Fund is classified as a “non-diversified” fund.  This means that the Large Cap Growth Fund may own larger positions in a smaller number of securities than funds that are classified as “diversified.”  The Large Cap Growth Fund may invest up to 25% of its total assets in securities of any one issuer, which means that an increase or decrease in the value of a single security will likely have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified fund.  The Large Cap Growth Fund’s share price may also be more volatile than those funds classified as “diversified.”

Q.	HOW DO THE FUNDS COMPARE IN SIZE?

A.
As of September 30, 2008, the Select Growth Fund’s net assets were $80.1 million and the Large Cap Growth Fund’s net assets were $134.5 million.  The asset size of each Fund fluctuates on a daily basis and the asset size of the Large Cap Growth Fund after the Reorganization may be larger or smaller than the combined assets of the Funds as of September 30, 2008.

Q.	WILL THE PROPOSED REORGANIZATION RESULT IN HIGHER INVESTMENT MANAGEMENT FEES OR OTHER FUND EXPENSES?

A.
The current expense limitations for the Funds are the same and the contractual management fee for the Large Cap Growth Fund is 0.05% lower than the contractual management fee for the Select Growth Fund.  As a result, Select Growth Fund shareholders may benefit from a lower management fee once the Large Cap Growth Fund expenses are under the contractual expense limitations.  Although the contractual sub-advisory fee for the Large Cap Growth Fund is 0.05% higher than the contractual sub-advisory fee for the Select Growth Fund, the contractual sub-advisory fee for the Large Cap Growth Fund will be reduced by 0.025% upon consummation of the Reorganization, which is anticipated to occur the close of business on or about March 6, 2009 (the “Closing Date”).  Because the sub-advisory fee is paid by Old Mutual Capital from its management fee proceeds, the higher sub-advisory fee will not immediately result in higher fund expenses.  In addition, the projected gross total expense ratios of the Large Cap Growth Fund following the completion of the Reorganization are expected to be lower than the current expense ratios of the Select Growth Fund for all share classes except Institutional Class shares, and contractual expense limitations will remain in place through at least December 31, 2009.

Q.	WHAT ARE THE TAX CONSEQUENCES OF THE PROPOSED REORGANIZATION?

A.
Legal counsel to the Select Growth Fund and the Large Cap Growth Fund will issue an opinion to Old Mutual Funds II that the Reorganization will constitute a tax-free reorganization for Federal income tax purposes.  Thus, shareholders are not expected to be subject to Federal income taxes as a direct result of the Reorganization.

Q.	WILL THE SHAREHOLDER SERVICES PROVIDED BY OLD MUTUAL CAPITAL CHANGE?

A.
No.  Old Mutual Capital manages the Select Growth Fund and the Large Cap Growth Fund.  The custodian, transfer agent and distributor are also the same for both Funds.  Purchase, exchange and redemption privileges are also the same for both Funds.  Please consult your financial intermediary for information on any services provided by them to the Funds.

Q.	CAN I CONTINUE TO ADD TO MY SELECT GROWTH FUND ACCOUNT?

A.	Yes. Select Growth Fund shareholders may continue to make investments in the Select Growth Fund until at least the date of shareholder approval (anticipated on February 27, 2009).

Q.	WHAT HAPPENS IF THE REORGANIZATION IS NOT APPROVED?

A.
Any shares you held in the Select Growth Fund would remain Select Growth Fund shares.  The Select Growth Fund and the Large Cap Growth Fund would each continue to operate separately and the Board would determine what further action, if any, to take.

Q.	WILL EITHER FUND PAY FOR THE PROXY SOLICITATION, LEGAL AND OTHER COSTS ASSOCIATED WITH THE PROPOSED REORGANIZATION?

A.
The Funds will pay all costs and expenses associated with the Reorganization, subject to current expense limitations.  Costs associated with the Reorganization generally include printing and mailing costs, solicitation costs, legal costs, costs paid to the Funds’ independent registered public accounting firm, and other miscellaneous costs.  All costs and expenses associated with the Reorganization will be allocated between the Funds on a pro rata basis based on each Fund’s relative net assets.   The anticipated costs of the reorganization are approximately $85,862 .

Q.	IF APPROVED, WHEN WILL THE PROPOSED REORGANIZATION TAKE PLACE?

A.
If approved, the Reorganization will be effective the close of business on or about March 6, 2009, or as soon as reasonably practicable after shareholder approval is obtained.  Shortly after completion of the Reorganization, shareholders will receive a confirmation statement reflecting their new Large Cap Growth Fund account number and number of shares owned.

Q.	WHAT IF I WANT TO EXCHANGE MY SHARES FOR ANOTHER OLD MUTUAL FUND PRIOR TO THE REORGANIZATION?

A.
You may exchange your shares into other mutual funds advised by Old Mutual Capital (each an “Old Mutual Fund”) before the Closing Date by calling 888-772-2888 or contacting your financial intermediary.  If you choose to exchange your Select Growth Fund shares for another Old Mutual Fund, your request will be treated as a normal exchange of shares and will be a taxable transaction unless your shares are held in a tax-deferred account, such as an IRA.  If you exchange your shares before the date of the Special Meeting or any adjournments thereof, you will still be asked to cast your vote on the Reorganization.

Q.	HOW MANY VOTES AM I ENTITLED TO CAST?

A.
Shareholders of record as of the close of business on December 10, 2008 (the “Record Date”) are entitled to vote at the Special Meeting.  You are entitled to one vote for each dollar (and a proportionate fractional vote for each fractional dollar) of net asset value of shares held in your name as determined as of the Record Date.

Q.	HOW CAN I VOTE MY SHARES?

A.
You are entitled to vote at the Special Meeting or any adjournments thereof if you owned shares of the Select Growth Fund as of the close of business on December 10, 2008.  If you attend the Special Meeting or any adjournments thereof, you may vote your shares in person.  Whether or not you intend to attend the Special Meeting or any adjournments thereof in person, you may vote in any of the following ways:

(1)	Mail: Vote, sign, date and return the enclosed proxy card(s) in the enclosed postage-paid envelope;

(2)
Telephone: Have your proxy card(s) available. Vote by telephone by calling the toll-free number on your proxy card(s) which is available 24 hours a day, 7 days a week. Enter the control number on the proxy card(s) (a confirmation of your telephone vote will be mailed to you); or

(3)
Internet: Have your proxy card(s) available. Vote on the Internet by accessing the website listed on your proxy card(s). Enter the control number from your proxy card(s). Follow the simple instructions found on the website.

Q.	IF I VOTE MY PROXY NOW, CAN I CHANGE MY VOTE LATER?

A.
If you vote your proxy now, you may revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a notice of revocation to the Secretary of Old Mutual Funds II.  In addition, although mere attendance at the Special Meeting will not revoke a proxy, if you attend the Special Meeting you may withdraw your proxy and vote in person.

Q.	WHAT IS THE REQUIRED VOTE TO APPROVE THE PROPOSED REORGANIZATION?

A.
At the Special Meeting, a quorum being present, approval of the Reorganization requires the affirmative vote of a “majority of the outstanding voting securities” of the Select Growth Fund as defined by the Investment Company Act of 1940, as amended (the “1940 Act”).  This means the affirmative vote of the lesser of: (a) 67% or more of the voting securities of Select Growth Fund present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of Select Growth Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of Select Growth Fund.

Q.	WHOM SHOULD I CALL FOR ADDITIONAL INFORMATION ABOUT THIS PROSPECTUS/PROXY STATEMENT?

A.	Please call the proxy solicitor, Broadridge, at 866-615-7269 to obtain additional information regarding the proposed Reorganization.

B.	Comparison of Investment Objectives and Policies

The investment objectives of the Select Growth Fund and the Large Cap Growth Fund are the same in that both Funds seek to provide long-term capital growth.  The Funds seek to achieve their investment objectives by investing in companies with favorable growth prospects. In addition, both Funds are advised by Old Mutual Capital and sub-advised by Ashfield and Turner, each of which invests the portion of the Funds it manages in not more than 40 securities.

Although both Funds invest in companies with favorable growth prospects, the Select Growth Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in companies of any market capitalization (but generally invests in large capitalization companies), while the Large Cap Growth Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in large capitalization companies.  Small and mid- capitalization companies in which the Select Growth Fund may invest may offer greater potential for capital appreciation than larger more established companies, but they may also involve greater risk of loss and price fluctuation.  In addition, trading markets for securities of small and mid- capitalization issuers may be less liquid and more volatile than securities of larger companies.  The Large Cap Growth Fund may invest in companies with market capitalizations within the market capitalization range of those companies in the Russell 1000 Growth Index.  As of March 31, 2008, the Russell 1000 Growth Index included companies with market capitalizations between $155 million and $476 billion.  The Select Growth Fund generally invests in companies with an average market capitalization above $12 billion.  The market capitalization of the companies in each Fund’s portfolio and the Russell 1000 Growth Index changes over time and the Funds will not automatically sell or stop buying stock of a company it already owns if the company’s market capitalization grows or falls out of its target range.

Also, while the Select Growth Fund is classified as a “diversified” fund, the Large Cap Growth Fund is classified as a “non-diversified” fund.  This means that the Large Cap Growth Fund may own larger positions in a smaller number of securities than funds that are classified as “diversified.”  The Large Cap Growth Fund may invest up to 25% of its total assets in securities of any one issuer, which means that an increase or decrease in the value of a single security will likely have a greater impact on the Fund’s NAV and total return than a diversified fund.  The Large Cap Growth Fund’s share price may also be more volatile than those funds classified as “diversified.”

Reorganizing the Select Growth Fund into the Large Cap Growth Fund will enable Select Growth Fund shareholders to increase exposure to large capitalization companies with favorable growth prospects while reducing exposure to small and mid- capitalization companies.  The Select Growth Fund uses the Russell 3000 Growth Index as its benchmark, and the Large Cap Growth Fund uses the Russell 1000 Growth Index as its benchmark.

The annual portfolio turnover rate for the Select Growth Fund was 173.62% for the fiscal year ended March 31, 2008.  The Large Cap Growth Fund’s portfolio turnover rate for the same period was 112.65%.  A fund with a higher rate of portfolio turnover will result in higher transaction costs and may result in additional taxes for shareholders as compared to a fund with less portfolio turnover.

C.	Comparison of Risk Factors

Each Fund may invest in various types of securities or use certain investment techniques to achieve its investment objective. The following is a summary of the principal risks associated with such securities and investment techniques. Additional information about these risks is included in the Funds’ prospectus. As with any security, an investment in either Fund involves certain risks, including loss of principal. An investment in the Funds is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency. The fact that a particular risk is not identified does not indicate that a Fund does not invest its assets in, or is precluded from investing its assets in, securities that give rise to that risk.

Similar Risk Factors of the Funds

Like all investments in securities, you risk losing money by investing in the Funds.  The main risks of investing in each Fund are as follows:

Stock Market Risk.  The value of the stocks and other securities owned by the Fund s will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The market may also fail to recognize a Sub-Adviser’s determination of an investment’s value or a Sub-Adviser may misgauge that value.

Investment Style Risk.  Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor.  The market may not favor the Funds ’ growth style of investing, and the Funds ’ returns may vary considerably from other equity funds using different investment styles.

Industry and Sector Risk.  Companies that have similar lines of business are grouped together in broad categories called industries.  Certain industries are grouped together in broader categories called sectors.  The Fund s may focus their investments in certain industries within certain sectors, which may cause the Funds ’ performance to be susceptible to the economic, business or other developments that affect those industries.

Primary Differences in Risk Factors of the Funds

Small and Mid-Cap Company Risk.  The Select Growth Fund may invest in small-cap or mid-cap companies.  While small-cap and mid-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation.  The trading markets for securities of small-cap and mid-cap issuers may be less liquid and more volatile than securities of larger companies.  This means that the Select Growth Fund could have greater difficulty buying or selling a security of a small-cap or mid-cap issuer at an acceptable price, especially in periods of market volatility.

Non-Diversified Fund Risk.  The Large Cap Growth Fund is “non-diversified,” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.”  The Large Cap Growth Fund may invest up to 25% of its total assets in the securities of one issuer.  This means that an increase or decrease in the value of a single security likely will have a greater impact on the Large Cap Growth Fund’s NAV and total return than a diversified fund.  The Large Cap Growth Fund’s share prices may also be more volatile than those of diversified funds.

More information regarding the risks of investing in the Funds is included in the Old Mutual Funds II prospectus.

D.	Comparison of Pricing, Purchase and Redemption Policies, Sales Charges, and Distribution

Shares of the Select Growth Fund and the Large Cap Growth Fund are distributed by Old Mutual Investment Partners (“OMIP” or the “Distributor”) , a wholly-owned subsidiary of Old Mutual Capital.   The Distributor receives no compensation for serving in such capacity, except as provided in separate distribution plans, adopted pursuant to Rule 12b-1 of the 1940 Act for each Fund’s Class A and Class C shares, and service plans which enable the Funds to directly and indirectly bear certain expenses relating to the distribution and sale of shares and services provided to shareholders.  Pursuant to 12b-1 plans, b oth the Select Growth Fund and the Large Cap Growth Fund pay OMIP a service fee at an annual rate of 0.25% of the average daily net assets attributable to Class A shares and a distribution fee and service fee at an annual combined rate of 1.00% of the average daily net assets attributable to Class C shares. Because these fees are paid out of the assets of Class A and Class C on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.   For more information on distribution and service fees, refer to the Old Mutual Funds II prospectus.

The Funds have the same procedures for calculating share price and valuing portfolio securities, and the same policies regarding excessive or short term trading.  These policies and procedures are described in the following sections .

Share Price

The price you pay for a share of a Fund and the price you receive upon selling or redeeming a share of a Fund is called the net asset value (“NAV”).  NAV per share class of a Fund is calculated by dividing the total net assets of each class of a Fund by the total number of the classes’ shares outstanding of that Fund.  NAV is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open. NAV is not calculated, and you may not conduct Fund transactions, on days the NYSE is closed (generally weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day).

Your purchase, exchange, or redemption of a Fund’s shares will be priced at the next NAV calculated after your request is received in good order by the Fund’s transfer agent or other Fund agents.  Shares begin to earn dividends on the first business day following the day of purchase.  Shares earn dividends until the day of redemption.  The NAV of your shares when redeemed may be more or less than the price you originally paid, depending primarily upon the Fund's investment performance.  If a Fund invests in another investment company, that Fund’s NAV is based in part on the NAV of the other investment companies in which the Fund invests.  The prospectuses for these other investment companies explain the circumstances under which they may use fair value pricing and its effects.

The Trust may enter into agreements with broker-dealers, financial institutions, retirement plan accounts, trading platforms, certain fee-based programs, or other service providers (“financial intermediaries”) that may include the Funds as an investment alternative in the programs they offer or administer.  If you buy shares through a financial intermediary, generally your order must be received by the financial intermediary and transmitted to OMIP or its designee by the close of regular trading on the NYSE in order for you to receive that day’s offering price.  Otherwise, the order will receive the offering price that is determined on the next day the NYSE is open.  The Trust and financial intermediaries reserve the right to reject customer orders that are incomplete or otherwise not in “good order.”  Financial intermediaries may also accept certain customer orders conditioned on the understanding that the orders may later be rejected in the event they cannot be transmitted to OMIP or its designee in a timely manner.  The Trust will be deemed to have received a purchase or redemption order from authorized financial intermediaries (“authorized financial intermediaries”) when the financial intermediary, or its authorized designee, accepts the order. The customer order will be priced at the Fund’s NAV next computed after such order is unconditionally accepted by an authorized financial intermediary or its authorized designee.

Valuing Portfolio Securities

The Funds use pricing services to determine the market value of the securities in their portfolios.  Except as discussed below, the Funds generally use the market price of securities as of the close of regular trading on the NYSE to value equity securities held in the Funds’ portfolios, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day.

Short-term investments in the Funds are priced at amortized cost, which approximates market value.  The market value of bonds is determined based on an evaluated price.  If a Fund holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates.  Because foreign markets may be open at different times than the NYSE, the price of a Fund’s shares may change on days when its shares are not available for purchase or sale.  If a market quotation is not readily available or is believed to be unreliable, the security is valued at fair value pursuant to procedures approved by the Board.

Fair Value Pricing

The Funds have fair value pricing procedures in place, and a Valuation Committee meets as necessary to value securities in appropriate circumstances that may include, but are not limited to, when a market price is believed to be unreliable, is unavailable, or if Fund assets have been affected by events occurring after the close of trading of a securities market, but before a Fund calculates its NAV.  By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market, a Fund attempts to establish a price that it might reasonably expect to receive upon its current sale of that security.  These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interest or other harm to shareholders.  In addition, fair value pricing is a helpful tool in preventing excessive short-term trading activity because it may make it more difficult for potentially disruptive shareholders to determine if pricing inefficiencies exist in a Fund’s securities.  The valuation assigned to fair valued securities for purposes of calculating the Fund's NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.  Although intended to do so, the fair value procedures may not always better represent the price at which the Fund could sell the fair valued security and may not always result in a more accurate NAV.

Policy Regarding Excessive or Short-Term Trading

While the Funds provide shareholders with daily liquidity, they are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity, market-timing, or other abusive trading practices.  Short-term trading, market-timing, or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, and may harm Fund performance.  In particular, frequent trading of Fund shares may:

•	cause a Fund to keep more assets in cash or cash equivalents than it otherwise would, causing the Fund to miss out on investment opportunities;
•	force a Fund to sell some of its investments sooner than it otherwise would in order to honor redemptions;
•	increase brokerage commissions and other portfolio transaction expenses if securities are constantly being bought and sold by a Fund as assets move in or out; or
•	dilute the value of Fund shares held by long-term shareholders.

The Trust, Old Mutual Capital, and their agents, will not knowingly permit investors to excessively trade the Funds, although no guarantees can be made that all such trading will be identified and restricted.  Purchase and sale orders may be received through financial intermediaries.  The Trust, Old Mutual Capital, and their agents cannot always know or reasonably detect short-term trading through financial intermediaries, or through the use of omnibus accounts by financial intermediaries.

To minimize harm to the Funds and their shareholders, the Trust, Old Mutual Capital, and their agents reserve the right to reject any purchase order, including exchange purchases, for any reason without prior notice.

The Board has adopted, and Old Mutual Capital and its affiliates (collectively, for purposes of this section Policy Regarding Excessive or Short-Term Trading, “Old Mutual Capital”) and their agents have implemented the following tools designed to discourage excessive short-term trading in the Funds:

•	trade activity monitoring;
•	trading guidelines for certain retail mutual funds advised by Old Mutual Capital;
•	a redemption/exchange fee on short-term trades in certain retail mutual funds advised by Old Mutual Capital; and
•	selective use of fair value pricing.

These tools are described in more detail below except fair value pricing, which is described above.  Although these tools are designed to discourage short-term trading, none of these tools alone nor all of them taken together eliminate the possibility that short-term trading activity in the Funds will occur.  Moreover, each of these tools other than the redemption/exchange fee involves judgments that are inherently subjective.  Old Mutual Capital and its agents seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.  For purposes of applying these tools, Old Mutual Capital and its agents may consider an investor’s trading history in the retail mutual funds advised by Old Mutual Capital (together referred to as the “Old Mutual Funds”), other funds, and accounts under common ownership, influence or control.  Old Mutual Capital and the Funds may modify these procedures in response to changing regulatory requirements or to enhance the effectiveness of the procedures.

Trade Activity Monitoring

The Trust or its agent has entered into a shareholder information agreement with each of its Financial Intermediaries, as such term is defined by Rule 22c-2 under the Investment Company Act of 1940, as amended, pursuant to which such Financial Intermediaries are obligated to provide individual shareholder transaction information to the Trust or its agents for the purpose of monitoring individual shareholder trading activity.  Old Mutual Capital and its agents monitor selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, Old Mutual Capital or one of its agents determines that a shareholder has engaged in excessive short-term trading, it will (i) advise the shareholder or use its best efforts to work with the Financial Intermediary that holds the account to inform the shareholder that he or she must stop such activities, and (ii) use its best efforts to refuse to process purchases or exchanges in the shareholder’s account other than exchanges into an affiliated money market fund (if available).  Determining whether a shareholder has engaged in excessive short-term trading involves judgments that are inherently subjective.  In making such judgments, Old Mutual Capital and its agents seek to act in a manner that they believe is consistent with the best interests of Old Mutual Fund shareholders.

The ability of Old Mutual Capital and its agents to monitor trades that are placed by the underlying shareholders of omnibus accounts that are held by intermediaries other than Financial Intermediaries (“Second-Tier Intermediaries”) may be limited because Second-Tier Intermediaries may choose not to disclose individual shareholder transaction information, or may not disclose such information in a timely manner upon the Trust’s request.  Old Mutual Capital and its agents rely on Financial Intermediaries and the willingness, ability and rights of Second-Tier Intermediaries to monitor trading activity in omnibus accounts and/or enforce the Funds’ excessive short-term trading policy.  Old Mutual Capital and its agents will attempt to apply the excessive short-term trading policy uniformly to all accounts.

Trading Guidelines

If a shareholder exceeds four exchanges out of an Old Mutual Fund (other than the Old Mutual Cash Reserves Fund) per calendar year, or if the Trust, Old Mutual Capital, or one of their agents, determines that a shareholder’s short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), the Trust will not knowingly accept any additional purchase and exchange orders from such shareholder.  The Trust, Old Mutual Capital, and their agents may accept exchanges that are detected under these guidelines if they believe that such transactions are not short-term trading activity, for legitimate trading purposes and consistent with the best interests of long-term shareholders. Using the proceeds from the redemption of shares of one Old Mutual Fund to purchase shares of one or more other Old Mutual Funds is considered a single exchange.  The Trust may permit exceptions to the four exchange limit for wrap accounts that can demonstrate they are following a bona fide asset allocation program.

Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for purposes of this policy and may be rejected in whole or in part.  Transactions accepted by a financial intermediary in violation of the short-term trading policy are not deemed accepted by the Fund and may be cancelled or revoked.  Old Mutual Capital and its agents may also suspend or terminate a shareholder’s exchange privileges if a shareholder engages in a disruptive pattern of exchanges.  The Trust and Old Mutual Capital also reserve the right to delay delivery of redemption proceeds for up to 7 days or to honor certain redemptions with securities rather than cash.

Redemption/Exchange Fee

The Funds impose a 2.00% redemption/exchange fee on total redemption proceeds before applicable deferred sales charges of any shareholder redeeming shares, including redemption by exchange, of the Funds within 10 calendar days of their purchase.  The Funds will impose a redemption/exchange fee to the extent that the number of Fund shares redeemed exceeds the number of Fund shares that have been held for more than 10 calendar days.  In determining how long shares of a Fund have been held, Old Mutual Capital assumes that shares held by the investor for the longest period of time will be sold first.  A Fund will retain the redemption/exchange fee for the benefit of the remaining shareholders.  Due to operational requirements, certain financial intermediaries’ methods for tracking and calculating the fee may differ in some respects from the Funds’ methods for tracking and calculating the fee.

The Funds charge the redemption/exchange fee to discourage market-timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements, to help minimize the impact the redemption or exchange may have on the performance of a Fund, to facilitate Fund management, and to offset certain transaction costs and other expenses a Fund incurs because of the redemption or exchange.

The Funds will not charge the 2.00% redemption/exchange fee on transactions involving the following:

•
total or partial redemptions of shares by omnibus accounts maintained by financial intermediaries such as broker-dealers and retirement plans and their service providers that do not have the systematic capability to process the fee;

•
total or partial redemptions of shares by omnibus accounts maintained by financial intermediaries such as broker-dealers and retirement plans and their service providers that have negotiated pre-existing legal covenants and agreements with the Funds to waive or not to impose the fee;

•	total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the Funds or a financial intermediary;

•	redemptions of shares from employer-sponsored retirement plans, such as 401(k) plans, which are made in connection with the withdrawal of an entire plan from a Fund;

•	certain broker wrap fee and other fee-based programs;

•	redemptions initiated by a Fund, as permitted in the prospectus; or

•
redemptions by the Old Mutual Asset Allocation Portfolios (each of which is a “fund of funds” that primarily invests in shares of Old Mutual Funds) or by other asset allocation or target date funds advised by Old Mutual Capital.

There is no guarantee that the Trust will be successful in its efforts to enforce its redemption/exchange fee.

Certain financial intermediaries such as broker/dealers, banks, insurance companies and retirement plan administrators may impose frequent trading restrictions that differ from the Funds’ frequent trading restrictions, if such frequent trading restrictions are deemed by Old Mutual Capital or its agents to sufficiently protect Fund shareholders.  Please contact your broker/dealer, bank, insurance company or retirement plan administrator to determine what frequent trading restrictions may apply to your account.

Share Classes

The Funds offer the same share classes.  These share classes are described below.

The Trust offers four classes of shares:  Class A, Class C, Class Z and Institutional Class.  Each class represents investments in the same portfolio of securities of a Fund and has the same rights and privileges as the other share classes of that Fund, except that:  (i) each class may be subject to different sales charges (loads); (ii) each class may be subject to different distribution fees, which, if applicable, are paid pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act; (iii) each class is subject to different service fees, which, if applicable, are paid pursuant to a service plan which may be adopted under Rule 12b-1 of the 1940 Act; (iv) exchanges are generally not permitted between the various share classes but only among the same class; and (v) each class may have exclusive voting rights with respect to matters affecting only that class.  When choosing a share class, you should consult your financial adviser as to which class is most suitable for you.  Below is a summary of certain features of the share classes.

You will not pay a sales charge in connection with the acquisition of the Large Cap Growth Fund shares pursuant to the Reorganization.  In addition, the holding period for purposes of calculating any contingent deferred sales charge applicable to Class A or Class C shares of the Large Cap Growth Fund received pursuant to the Reorganization will be the date of original purchase of the corresponding Class A or Class C shares of the Select Growth Fund and not the date of the Reorganization.

Sales Charges

The Funds impose the same sales charges, which are described below.

	CLASS A	CLASS C	CLASS Z	INSTITUTIONAL CLASS
Initial Sales Charge	up to 5.75%	None	None	None

CDSC	None (except on redemptions of certain large purchases held for less than one year)	1.00% on redemption within one year	None	None

Distribution and Service Fees	0.25%	1.00%	None	None

Dividends	Generally higher than Class C due to lower annual expenses	Generally lower than Class A due to higher annual expenses	Generally higher than Class A due to lower annual expenses	Generally higher than Class Z due to lower annual expenses

Typical Shareholder	Generally more appropriate for long-term investors	Generally more appropriate for shorter-term investors	Generally more appropriate for shorter-term investors	Generally more appropriate for shorter-term investors

Class A Shares

A sales charge may be imposed on the purchase of Class A shares of a Fund (initial sales charge).  You may be eligible to pay a reduced initial sales charge or none at all, as described below.  The term Public Offering Price used below includes a Fund’s NAV plus any applicable initial sales charge.  The sales charge information in this section of the Prospectus can also be accessed, free of charge, at oldmutualfunds.com.

Class A shares of are currently sold with an initial sales charge ranging from 5.75% to 2.00% of the offering price on purchases of up to $1 million.

	Investor’s Initial Sales Charge

Amount of Investment in a	As a Percentage of the Public	As a Percentage of the Net
Single Transaction	Offering Price	Amount Invested

Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	0%	0%

Certain investors may be eligible to purchase Class A shares at NAV and not pay an initial sales charge.  Other investors may be eligible for a reduced initial sales charge on purchases of Class A shares.  Below are the various ways that investors may qualify for a reduction or elimination of initial sales charges on purchases of Class A shares.  The statement of additional information contains more detail on how to qualify for certain of these reductions or eliminations of initial sales charges.

Class A Purchases Not Subject to Initial Sales Charges

You will not pay initial sales charges:

•
On purchases of $1 million or more Class A shares of a Fund.  However, redemptions of Class A shares of a Fund purchased at NAV may result in your paying a CDSC if such shares are redeemed within one year of purchase.  See “Class A - Contingent Deferred Sales Charges” below.

•
On additional purchases of one or more Funds that result in account balances of Class A shares of the Funds totaling $1 million or more.  However, redemptions of Class A shares of a Fund purchased at NAV may result in your paying a CDSC if such shares are redeemed within one year of purchase.  See “Class A - Contingent Deferred Sales Charges” below.

•	On shares purchased by reinvesting dividends and distributions.

•	On purchases of the Old Mutual Cash Reserves Fund.

•	When exchanging shares among Old Mutual Funds with the same or higher initial sales charges. See “Exchanges Between Funds” below for more information on exchanges between funds.

•
When using the reinstatement privilege, which allows you to reinvest all or part of the proceeds from a previous redemption of Old Mutual Fund shares.  See the statement of additional information for more information on the reinstatement privilege.

•	When a merger, consolidation or acquisition of assets of a Fund occurs.

•	If you are Old Mutual Capital, an affiliated company of Old Mutual Capital, or a sub-adviser and you purchase your shares directly through the Distributor.

•	If you are an employee benefit plan established for employees of Old Mutual Capital, sub-adviser or their affiliates.

•	If you are a discretionary advised client of Old Mutual Capital or its affiliates.

•
If you are a registered representative or employee of selected dealers who have entered into agreements with the Distributor (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the Funds) or any member of the immediate family (including spouse and children) of any such person, provided that purchases at NAV are permitted by the policies of, and are made through, such person’s employer.

•	If you are a financial institution trust department investing an aggregate of up to $1 million in Class A shares of Old Mutual Funds (excluding the Old Mutual Cash Reserves Fund).

•
If you are a managed account (wrap) program for the benefit of clients of broker-dealers and financial institutions or financial planners adhering to certain standards established by the Trust that provides asset allocation or similar specialized investment services or investment company transaction services for their customers, that charges a minimum annual fee for such services, and that has entered into an agreement with the Distributor or a clearing agent that has an agreement with the Distributor with respect to its use of the Funds in connection with such services.

•
If you are a pension, profit-sharing or other employee benefit plan created pursuant to a plan qualified under Section 401 of the Internal Revenue Code (the “Code”) or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code.  See the statement of additional information for applicable restrictions.  Participants in such plans that establish one or more separate accounts with a Fund may include, for purposes of determining any applicable reductions of initial sales charges, only the participants’ individual investments in the plans.

•
If you are an individual or entity with substantial business relationship with the Trust, Old Mutual Capital or their affiliates, as determined by a Vice President or more senior officer of the Trust or Old Mutual Capital, and you purchase your shares directly through the Distributor.

Class A Purchases Eligible for Reductions of Initial Sales Charges

In addition to the above described reductions in initial sales charges for purchases over a certain dollar amount, you may also be eligible to participate in one or more of the programs described below to lower your initial sales charge.  To be eligible to participate in these programs, you must inform your broker-dealer or financial adviser at the time you purchase shares that you would like to participate in one or more of the programs and provide information necessary to determine your eligibility to participate, including the account number(s) and names in which your accounts are registered at the time of purchase.  In addition, OMF II may request account statements if it is unable to verify your account information.

Rights of Accumulation.  Purchases of new Class A shares may be combined with Class A shares of all Old Mutual Funds (except the Old Mutual Cash Reserves Fund) that you previously purchased for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases.  The applicable initial sales charge for the new purchase is based on the amount of your current purchase and the current value of all Class A shares of Old Mutual Funds (except the Old Mutual Cash Reserves Fund) that you own.  See the statement of additional information, available from Old Mutual Capital, for more information on rights of accumulation.

Letters of Intent.  Under a Letter of Intent (“LOI”), you commit to purchase a specified dollar amount of Class A shares of one or more Old Mutual Funds (except the Old Mutual Cash Reserves Fund) during a thirteen-month period.  The amount you agree to purchase determines the amount of the initial sales charge you will pay.  If you fail to purchase the full amount of your commitment in the LOI within the thirteen-month period, your account will be adjusted to the higher initial sales charge for the amount actually invested.  See the statement of additional information, available from Old Mutual Capital, for more information on LOIs.

Concurrent Purchases.  You may combine the amount invested in simultaneous purchases of Class A and Class C shares of two or more Old Mutual Funds (except the Old Mutual Cash Reserves Fund) to determine your Class A sales charge.

Purchasers Qualifying for Reductions of Initial Sales Charges

Only certain persons or groups are eligible for the reductions in initial sales charges described in the preceding section.  These qualified purchasers include the following:

Individuals.

•	An individual, his or her spouse, or children residing in the same household.

•	Any trust established exclusively for the benefit of an individual.

Trustees and Fiduciaries.

•	A trustee or fiduciary purchasing for a single trust, estate or fiduciary account, and

Other Groups.

•
Any organized group of persons, whether or not incorporated, purchasing Class A shares of one or more Old Mutual Funds, provided that (i) the organization has been in existence for at least six months; and (ii) the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders at the time of purchase and, if necessary, support their qualification for the reduced charge with appropriate documentation.  Appropriate documentation includes, without limitation, account statements regarding Class A shares of  Old Mutual Funds held in all accounts (e.g., retirement accounts) by the investor, and, if applicable, his or her spouse and children residing in the same household, including accounts at broker-dealers or other financial intermediaries different than the broker-dealer of record for the current purchase of Fund shares.  The Distributor reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing, to the reduced initial sales charge.  No person or entity may distribute shares of any Fund without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

Class A - Contingent Deferred Sales Charges

A CDSC will apply to purchases of $1 million or more of Class A shares that are redeemed within 12 months of the date of purchase, other than to purchases of the Old Mutual Cash Reserves Fund.  This charge will be of based on the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gain distributions) or the total original cost of such shares and will be charged at 1% of Class A shares purchased at NAV on all purchases of $1 million or more, other than to purchases of the Old Mutual Cash Reserves Fund.  In determining whether a CDSC is payable, and the amount of any such charge, shares not subject to the CDSC are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase.  No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 12 months of the date the shares were originally purchased.

The CDSC will be waived on redemptions of shares purchased by an investor in amounts of $1 million or more under the following circumstances:

•
where such investor’s dealer of record, due to the nature of the investor’s account, notifies the Distributor prior to the time of investment that the dealer waives the payments otherwise payable to the dealer;

•	on purchases made in connection with the reinvestment of dividends and distributions from a Fund;

•	on exchanges of shares of certain other Old Mutual Funds (see the statement of additional information for more information on the exchange privilege);

•
on redemptions of Class A shares of the Old Mutual Cash Reserves Fund acquired through direct purchase; however, if you acquired Class A shares of the Old Mutual Cash Reserves Fund through an exchange of Class A shares of another Old Mutual Fund, you may be subject to a CDSC upon redemption;

•
When using the reinstatement privilege, which allows you to reinvest all or part of the proceeds from a previous redemption of Old Mutual Fund shares (see the statement of additional information for more information on the reinvestment privilege); or

•	on purchases made in connection with a merger, consolidation or acquisition of assets of a Fund.

Class C Shares

Class C shares are not subject to an initial sales charge but may be sold with a CDSC.  Class C shares of each Fund are currently sold with a CDSC of 1% on shares redeemed within one year of purchase.  Shares of the Funds redeemed after one year will not pay a CDSC.

The overall cost per share of investing in Class C shares in amounts greater than $1,000,000 is generally higher than the comparable cost of investing in similar dollar amounts of Class A shares.  Accordingly, the Trust will refuse an investor’s order to purchase additional Class C shares when, to the knowledge of the Distributor, the value of all Class C shares of Old Mutual Funds in all of the investor’s related accounts exceeds $1,000,000.  For purposes of this policy, “related accounts” refers to the accounts that may be aggregated for purposes of purchasing Class A shares with a reduced initial sales charge. In no event will the Trust honor an order to purchase more than $1,000,000 of Class C shares of the Old Mutual Funds.

Class C - Contingent Deferred Sales Charges

The CDSC on Class C shares may be waived:

•	on total or partial redemptions where the investor’s dealer of record notified the Distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable;

•	If you redeem shares acquired through reinvestment of dividends and distributions;

•	On increases in the NAV of your shares;

•
When using the reinstatement privilege, which allows you to reinvest all or part of the proceeds from a previous redemption of Old Mutual Fund shares (see the statement of additional information for more information on the reinstatement privilege);

•	Upon the death of the shareholder or plan participant (if you present a death certificate for the applicable shareholder or plan participant);

•
Upon the post-purchase disability (as defined in Section 72(m)(7) of the Code) of the shareholder or plan participant (if such shareholder or plan participant provides a physician’s certification of such disability and such certification is acceptable in form and substance to the Trust).  Pursuant to Section 72(m)(7) of the Code, an individual shall be considered to be disabled if she is unable to engage in any substantially gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration;

•	on required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70½;

•
on redemptions through a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 10% of the value of the shareholder’s investment in Class C shares at the time the  shareholder elects to participate in the Systematic Withdrawal Plan; or

•	on the liquidation of a shareholders account by the Trust for failure to maintain the required minimum account balance.

There may be other situations when you may be able to purchase or redeem Class A or Class C shares at reduced or without sales charges.  Consult the statement of additional information, available from Old Mutual Capital, for details.

Computing a Contingent Deferred Sales Charge

The CDSC on redemptions of Class A and Class C shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions.  In determining whether to charge a CDSC, the Trust will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

Purchase Procedures

The purchase and redemption procedures are the same for both Funds and are described below.

You may purchase Class A and Class C shares of each Fund through select broker-dealers or other financial institutions that are authorized to sell you shares of the Funds.  Eligible investors may purchase Class Z and Institutional Class shares of each Fund directly through the Funds’ transfer agent or through select financial intermediaries that are authorized to sell you shares of the Funds.  Such financial institutions or financial intermediaries may charge you a fee for this service in addition to each Fund’s public offering price.

Purchases of shares of each Fund may be made on any day on which the NYSE is open for business.  For your purchase order to be effective on the day you place your order with your broker-dealer or other financial institution, the broker-dealer or financial institution must receive your order before 4:00 p.m. Eastern Time and promptly transmit the order to the Funds.  The broker-dealer or financial institution is responsible for promptly transmitting purchase orders to the Funds so that you may receive the same day’s NAV.  If you purchase shares directly through the Funds’ transfer agent, your order must be received before 4:00 p.m. Eastern Time for your purchase order to be effective on the day you place your order.  The price per share you will pay to invest in a Fund is its NAV next calculated after the transfer agent or other authorized representative accepts your order, plus any applicable initial sales charge.

Eligible Investors

Class Z shares may only be purchased through certain brokers, dealers, registered investment advisers, and tax deferred plans that are authorized to sell and/or service Class Z shares of a Fund, except that:  (1) persons or entities who are the beneficial owners of, and who have continuously maintained since June 4, 2007, an investment in Class Z shares of any retail mutual fund currently advised by Old Mutual Capital (“Grandfathered Investment”) and any person or entity listed in the account registration of a Grandfathered Investment, such as joint owners, trustees, custodians, and designated beneficiaries; and (2) employees of Old Mutual Capital and OMIP, trustees/directors of any mutual fund currently advised by Old Mutual Capital, fund counsel to any mutual fund currently advised by Old Mutual Capital, and their immediate families may continue to purchase Class Z shares in any applicable manner.  Class Z shares will not be available to new shareholders through direct purchase, including retail no-transaction-fee (NTF) platforms, after June 4, 2007.

The following investors (eligible investors) qualify to purchase Institutional Class shares with a minimum initial investment of at least $1 million in a Fund:

•	A bank, trust company, or other type of depository institution purchasing shares for its own account;

•	An insurance company, registered investment company, endowment, or foundation purchasing shares for its own account;

•	Pension or profit sharing plans or the custodian for such a plan; and

•	Qualified or non-qualified employee benefit plans.

Other institutional investors may be eligible to purchase Institutional Class shares at the discretion of Old Mutual Capital.  Eligible investors may purchase Institutional Class shares with a minimum initial investment of $100,000 in a Fund provided they sign an LOI, committing them to increase that investment to a minimum investment of $1 million in that Fund within twelve months.  Old Mutual Capital reserves the right to change the amount of Institutional Class investment minimums from time to time or to waive them in whole or in part for certain investors or groups of investors.  If you are an eligible investor and do not invest at least $1 million in a Fund within twelve months, you will cease to be an eligible investor and the Fund may convert your Institutional Class shares to Class Z shares, if available.  If Class Z shares are not offered by the Fund, the Fund may convert your Institutional Class shares to Class A shares at net asset value, if available.  The Fund shall notify you of any proposed conversion so that you may increase your Institutional Class account balance to the required minimum.

The Funds also reserve the right to close Institutional Class accounts that do not meet the investment minimum, unless solely as a result of depreciation in share value.  If the Fund closes your account, it will redeem your shares and send you the cash proceeds.   If you hold Institutional Class shares directly with a Fund, you may receive notice prior to the closure of your account so that you may increase your account balance to the required minimum.  Certain Institutional Class accounts held through intermediaries may not be subject to closure by the Fund due to the policies of the intermediaries.  However, you may receive notice from your intermediary to increase your Institutional Class account balance to the required minimum to avoid having the intermediary close your account.  Please note that you may incur federal income tax liability resulting from the redemption of Fund shares.

Registered investment companies advised by Old Mutual Capital are not subject to the Institutional Class investment minimums.  Please see the statement of additional information for more information about LOIs.

Concepts to Understand

TRADITIONAL IRA.  An individual retirement account.  Your contributions may or may not be deductible depending on your circumstances.  Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

SPOUSAL IRA.  An IRA funded by a working spouse in the name of a nonworking spouse.

ROTH IRA.  An IRA with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

SIMPLE IRA.  An IRA or 401(k) plan sponsored by a small business employer under which each employee elects the portion of his or her compensation to be contributed to the IRA, and the employer is required to make additional contributions.

COVERDELL EDUCATION SAVINGS ACCOUNTS.  A savings account with non-deductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses.

For more complete IRA information, consult your financial adviser or a tax adviser.

Minimum Investments Applicable to Class A, Class C and Class Z*

	Initial	Additional

Regular Accounts	$2,500	no minimum
Uniform Gifts/Transfer To Minor Accounts	$500	no minimum
Traditional IRAs	$2,000	no minimum
Roth IRAs	$2,000	no minimum
Coverdell Education Savings Accounts	$500	no minimum
Systematic Investment Plans I (“SIP I”) (1)	$500	$25
Systematic Investment Plans II (“SIP II”) (2)	No minimum	$50

*	The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part.

(1)	If a SIP I is established, the minimum initial investment for the Fund is $500 with a monthly systematic additional investment of $25 or more. A SIP I may be established on any type of account.

(2)	An investor may establish a SIP II with no minimum initial investment if the monthly systematic additional investment is at least $50. A SIP II may be established on any type of account.

Redemption Procedures

You may sell your shares of a Fund by contacting your broker-dealer or other financial institution at which you maintain an account.  The broker-dealer or financial institution may charge you a fee for this service.  Sale orders received by the transfer agent or other authorized representatives by 4:00 p.m. Eastern Time will be priced at the Fund’s next calculated NAV.  The redemption price will be reduced by any applicable CDSC and redemption/exchange fee.  The Fund generally sends payment for your shares the business day after your order is accepted.  Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to 7 days.  Also, if the Fund has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected, which may take up to 15 days from the date of purchase.

Limitations on selling shares by telephone

Proceeds Sent by	Minimum	Maximum
Check	no minimum	$50,000 per day
Wire*	no minimum	$50,000 per day
ACH	no minimum	$50,000 per day

*             Wire fee is $10 per Federal Reserve Wire.

Please note that the banking instructions to be used for wire and ACH redemptions must be established on your account in advance of placing your sell order.

Written Redemption Orders

Some circumstances require written sell orders along with signature guarantees.  These include:

•	Redemptions by check, wire or ACH in excess of $50,000;

•	Requests to send proceeds to a different address or payee;

•	Requests to send proceeds to an address that has been changed within the last 30 days; and

•	Requests to wire proceeds to a different bank account.

For joint accounts, each signature must be guaranteed.  A signature guarantee may be obtained from a bank, broker dealer, credit union, securities exchange or association, clearing agency or savings association and must include the title of the signatory.  A notary public does not provide a signature guarantee.  A valid signature guarantee must appear in the following format:

“Signature(s) Guaranteed”
[Institution’s Name]
By:  [Signature]
Title:  [Title of Signatory]

Systematic Withdrawal Plan

A Systematic Withdrawal Plan permits you to have payments of $50 or more mailed or automatically transferred from your Fund accounts to your designated checking or savings account.  Consult your broker, dealer, or financial institution regarding how to establish this feature.  Please note that to utilize this feature, you must maintain an account balance of $5,000 or more.

General Purchase and Redemption Policies

•
IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT:   The Trust is required by Federal law to obtain, verify, and record information that identifies each person who opens a new account.  If you do not provide this information, we may not be able to open your account.  Each Fund reserves the right to close your account or take such other action deemed appropriate if we are unable to verify your identity.

•	Each Fund may reject or suspend acceptance of purchase orders.

•	Each Fund reserves the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1% of the aggregate NAV of the Fund in any 90-day period.

•
Payment for telephone purchases must be received by the Fund’s transfer agent within seven days or you may be liable for any losses the Fund incurs as a result of the cancellation of your purchase order.

•
When placing a purchase, sale, or exchange order through an authorized representative, it is the representative’s responsibility to promptly transmit your order to the Fund’s transfer agent so that you may receive that same day’s NAV.

•
State Street Bank and Trust Company, the custodian for IRAs and Coverdell Education Savings accounts, currently charges a $10 annual custodial fee to IRA accounts and a $7 annual custodial fee to Coverdell Education Savings accounts.  Custodial fees are automatically deducted from your account if not received by the announced due date, usually in mid-December.

•
Because of the relatively high cost of maintaining smaller accounts, each Fund charges an annual fee of $12 if your account balance drops below $1,000.  This fee does not apply to Uniform Gifts/Transfer to Minor Accounts, Coverdell Education Savings Accounts, Systematic Investment Plans or shareholders who consent to receive account statements and regulatory mailings electronically.  The Funds will provide 60 days’ prior notice of the imposition of this fee.  The Funds will not impose this fee if you purchase additional shares during the notice period to bring your account balance to at least $1,000.

•
For non-retirement accounts, if the value of your investment in the Fund falls below $500, we may redeem your shares and mail the proceeds to you.  You will be provided 60 days’ prior notice of such redemption.  Your shares will not be redeemed if you purchase additional shares during the notice period to bring your account balance to at least $500.

•	Asset allocation programs set up in networked accounts, which have been pre-approved by the Fund, will not be subject to the minimum account balances as described above.

•
The Funds produce account statements, annual and semi-annual financial reports and annual updates to the prospectus that will be mailed to you.  You may elect to receive the account statements, financial reports and prospectus updates electronically by enrolling at oldmutualfunds.com.  To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of the Fund.  Call your broker-dealer or financial adviser if you need additional copies of financial reports or prospectuses.  If you do not want the mailing of these documents to be combined with those for other members of your household, please call us and we will begin delivery within 30 days of your request.  If you purchased your shares through a financial intermediary, please contact your broker-dealer or financial adviser to request separate mailings.

Exchanges Between Funds

You may exchange some or all shares of a particular class of a Fund for the same class of another Old Mutual Fund that offers such class of shares as long as the Fund is open to new investors.  In addition, Class Z shares may be exchanged for Institutional Class shares of the same Fund, subject to the investment qualifications and minimums of Institutional Class shares.

Generally, you will not pay an initial sales charge when you exchange Class A shares of a Fund for another Old Mutual Fund.  However, you may be required to pay an initial sales charge when exchanging Class A shares from an Old Mutual Fund with no initial sales charge or a lower initial sales charge than the Old Mutual Fund into which you are exchanging.  If you exchange into an Old Mutual Fund whose shares are subject to a CDSC, we will calculate the holding period from the date you made your original purchase and not the date you exchanged your shares.

If a shareholder exceeds four exchanges out of any of the Old Mutual Funds (except the Old Mutual Cash Reserves Fund) per calendar year, or if the Funds, Old Mutual Capital, or one of their agents determines, in its sole discretion, that a shareholder’s short-term trading activity is excessive, the determining party may, in its discretion, reject any additional purchase and exchange orders.  In addition, short-term exchanges may be subject to a redemption/exchange fee.  See the section of this Prospectus/Proxy Statement entitled “Policy Regarding Excessive or Short-Term Trading” for details of the limitations on exchanging between Old Mutual Funds and the redemption/exchange fee.  The minimum investment requirements also apply to exchanges.

Before making an exchange, you should obtain and review the prospectus of the Old Mutual Fund whose shares are being acquired.  Shareholders should be aware that a financial intermediary may charge a fee for handling an exchange.  Shareholders may realize a taxable gain or loss on any exchange.

Opening an Account

Shares may be purchased through the following methods:

Through a Financial Intermediary:
Contact your broker, investment adviser, financial planner, retirement plan sponsor or other financial intermediary.

In Writing:
Complete the application. Mail your completed application and a check to:

Regular Mail:
Old Mutual Funds II P.O. Box 219534 Kansas City, Missouri 64121-9534

Overnight Mail:
Old Mutual Funds II 210 West 10th Street, 8th Floor Kansas City, Missouri 64105

By Telephone:
Call us at 888-772-2888 to receive an account application or make an investment with existing bank information on your current account.

By Wire:
Call us at 888-772-2888 to receive an application. Once the account is established, wire your investment to the bank listed below.

United Missouri Bank of Kansas City, N.A. ABA # 10-10-00695 Account # 98705-23469

Include the following information with the wiring instructions:
Fund name in which you wish to invest Your name Your Social Security or tax ID number Your account number

Return the account application.

To Make Additional Investments to an Existing Account

Through a Financial Intermediary :
Contact your broker, investment adviser, financial planner, retirement plan sponsor or other financial intermediary.

In Writing :

Fill out an investment slip.

Mail the slip and the check to:

Old Mutual Funds II
P.O. Box 219534
Kansas City, Missouri  64121-9534

By Telephone :

Call us at 888-772-2888.

By Wire :

Have your bank send your investment to:

United Missouri Bank of Kansas City, N.A.
ABA # 10-10-00695
Account # 98705-23469

Include the following information with the wiring instructions:

Fund name
Your name
Your Social Security or tax ID number
Your account number

By ACH :

Complete the bank information section on the account application.

Attach a voided check or deposit slip to the account application.

The maximum purchase allowed through ACH is $100,000 and this option must be established on your account 15 days prior to initiating a transaction.

Via The Internet :

Complete the bank information section on the account application.

Enter the “My Account” section of the OMF II Website located at oldmutualfunds.com and follow the instructions for purchasing shares.

To Sell Shares

Through a Financial Intermediary :
Contact your broker, investment adviser, financial planner, retirement plan sponsor or other financial intermediary.

In Writing :

Write a letter of instruction that includes the following information:

your name(s) and signature(s)
your account number
the Fund name
the dollar amount you wish to sell
how and where to send the proceeds

If required, obtain a signature guarantee.  Mail your request to:

Old Mutual Funds II
P.O. Box 219534
Kansas City, Missouri  64121-9534

By Telephone :

Sales orders may be placed by telephone provided this option was selected on your account application.  There may be limitations on sales orders placed by telephone.  Please call 888-772-2888.  Note: Persons under age 59 1/2 may only make sales from IRA accounts in writing, not by telephone.

By Wire :

Sale proceeds may be wired at your request.  Be sure OMF II has your wire instructions on file.

There is a $10 charge for each wire sent by the Fund.

By ACH :

Complete the bank information section on the account application.

Attach a voided check or deposit slip to the account application.

Please note that sale proceeds sent via ACH will not be posted to your bank account until the second business day following the transaction.

Via the Internet :

Enter the “My Account” section of the OMF II Website located at oldmutualfunds.com and follow the instructions for redeeming shares.

Distributions and Taxes

As a regulated investment company, a Fund generally does not pay Federal income tax on the income and gains it distributes to you.  The Funds pay shareholders dividends from their net investment income and distributions from their net realized capital gains at least once a year, if available.  A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate Federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

Dividends and distributions will be reinvested in your Fund account unless you instruct the Fund otherwise.  There are no fees on reinvestments.  Alternatively, you may elect to receive your dividends and distributions in cash in the form of a check, wire, or ACH.

Taxes on Transactions

In general, if you are a taxable investor, Fund distributions (other than a return of capital) are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

The tax status of your distributions for each calendar year will be detailed in your annual tax statement from the Fund.  The current qualified dividend income and long-term capital gains tax rates for non-corporate shareholders are provided in the table below.

Taxability of Distributions to Individuals and Other Non-Corporate Shareholders

Type of Distribution	Tax rate for 15% bracket and lower	Tax rate for brackets higher than 15%
Dividends Generally	Ordinary income rate	Ordinary income rate
Qualified Dividends	0%	15%
Short-term Capital Gains	Ordinary income rate	Ordinary income rate
Long-term Capital Gains	0%	15%

In addition, investors in taxable accounts should be aware of the following basic tax points:

•
Distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. If you are an individual or other non-corporate shareholder and meet certain holding period requirements, a portion of income dividends paid by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates.

•	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

•	Distributions declared to shareholders with a record date in December - if paid to you by the end of January - are taxable for Federal income tax purposes as if received in December.

•
A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain or loss (provided the shares are held as a capital asset), which will be short-term if you held your shares for 12 months or less and long-term if you held your shares for more than 12 months.

•	Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

•
If you invest in a Fund shortly before it makes a capital gain distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution. This is sometimes referred to as “buying a dividend” because, although the distribution is in effect a return of a portion of the purchase price, it is taxable.

By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares.  A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund shares are generally not sold outside the U.S. Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to any investment in the Fund. If you are not a citizen or resident of the U.S., see the statement of additional information for more information.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice.  Because everyone’s tax situation is unique, you should consult your tax professional about Federal, state, local, or foreign tax consequences before making an investment in a Fund.  Refer to the statement of additional information for additional tax information.

E.	Comparison of Fees and Expenses

The following tables compare the fees and expenses you may incur directly or indirectly as an investor in the Select Growth Fund and the Large Cap Growth Fund and show the projected estimated fees and expenses of the Large Cap Growth Fund (“pro forma”) assuming the Reorganization is approved and is consummated on the Closing Date.  Annual operating expenses for the Funds shown below have been restated to reflect expenses as of September 30, 2008 and were determined based on each Fund’s net assets as of September 30, 2008.  Shareholder transaction fees are paid directly from your account.  Annual operating expenses are paid out of the Fund’s assets.  Additional fees may be imposed by your investment adviser or broker.

Fees and Expenses Table – Select Growth Fund and Large Cap Growth Fund

	Class A	Class C	Institutional Class	Class Z
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	None(1)	1.00%	None	None

Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)	2.00%(2)	2.00%(2)

Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00	$12.00

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

	Management Fees(3)	Distribution (12b-1) Fees	Service Fees	Other Operating Expenses	Acquired Fund Fees and Expenses(4)	Total Other Expenses	Total Annual Operating Expenses	Expense (Reduction)/ Recoupment	Net Annual Operating Expenses(5)
Class A
Select Growth Fund (Unaudited)	0.90%	None	0.25%	6.32%	0.01%	6.58%	7.48%	(5.97%)	1.51%

Large Cap Growth Fund (Unaudited)	0.85%	None	0.25%	1.97%	N/A	2.22%	3.07%	(1.57%)	1.50%

Large Cap Growth Fund (Estimated Pro Forma) (Unaudited)	0.85%	None	0.25%	2.40%	N/A	2.65%	3.50%	(2.00%)	1.50%

Class C
Select Growth Fund (Unaudited)	0.90%	0.75%	0.25%	5.00%	0.01%	5.26%	6.91%	(4.65%)	2.26%

Large Cap Growth Fund (Unaudited)	0.85%	0.75%	0.25%	1.33%	N/A	1.58%	3.18%	(0.93%)	2.25%

Large Cap Growth Fund (Estimated Pro Forma) (Unaudited)	0.85%	0.75%	0.25%	1.54%	N/A	1.79%	3.39%	(1.14%)	2.25%

Institutional Class
Select Growth Fund (Unaudited)	0.90%	None	None	50.28%	0.01%	50.29%	51.19%	(50.23%)	0.96%

Large Cap Growth Fund (Unaudited)	0.85%	None	None	5,540.40%	N/A	5,540.40%	5,541.25%	(5,540.30%)	0.95%

Large Cap Growth Fund (Estimated Pro Forma) (Unaudited)	0.85%	None	None	83.58%	N/A	83.58%	84.43%	(83.48%)	0.95%

Class Z
Select Growth Fund (Unaudited)	0.90%	None	None	0.89%	0.01%	0.90%	1.80%	(0.54%)	1.26%

Large Cap Growth Fund (Unaudited)	0.85%	None	None	0.76%	N/A	0.76%	1.61%	(0.36%)	1.25%

Large Cap Growth Fund (Estimated Pro Forma) (Unaudited)	0.85%	None	None	0.74%	N/A	0.74%	1.59%	(0.34%)	1.25%

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

(2)
To prevent the Funds from being adversely affected by the transaction costs associated with short-term trading activity, the Funds will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase.  Such fees are not sales charges or contingent deferred sales charges, but are retained by the Funds for the benefit of all shareholders.  See the “Policy Regarding Excessive or Short-Term Trading” section of this Prospectus/Proxy Statement for more details.

(3)	The “Management Fees” information in the table includes fees for advisory and administrative services.

(4)
The Select Growth Fund indirectly pays a portion of the expenses incurred by acquired funds.  Acquired Fund Fees and Expenses is an estimated annualized expense ratio of the acquired funds, based upon the historical expense ratio of the acquired funds as of their most recent fiscal period, which are stated on a net basis.  The actual indirect expenses incurred by a shareholder will vary based upon the actual expenses of the acquired funds.

(5)
These are the expenses you should expect to pay as an investor in these Funds as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2009 that portion, if any, of the annual management fee payable by the Funds and to pay certain expenses of the Funds to the extent necessary to ensure that the total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) do not exceed 1.50%, 2.25%, 1.25% and 0.95% for the Select Growth Fund’s Class A, Class C, Class Z and Institutional Class shares, respectively; 1.50%, 2.25%, 1.25% and 0.95% for the Large Cap Growth Fund’s Class A, Class C, Class Z and Institutional Class shares, respectively; and 1.50%, 2.25%, 1.25% and 0.95% for the post-Reorganization Large Cap Growth Fund’s Class A, Class C, Class Z and Institutional Class shares, respectively.  In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Funds’ total annual operating expenses:  fund level expenses (e.g. management fees, custody fees, trustee fees), and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs).  The Select Growth Fund’s fund level expenses are limited to 0.95% for each class and class level expenses are limited to 0.55%, 1.30%, 0.30% and 0.00% for the Fund’s Class A, Class C, Class Z and Institutional Class shares, respectively.  The Large Cap Growth Fund’s fund level expenses are limited to 0.95% for each class and class level expenses are limited to 0.55%, 1.30%, 0.30% and 0.00% for the Fund’s Class A, Class C, Class Z and Institutional Class shares, respectively, and the post-Reorganization Large Cap Growth Fund’s fund level expenses are limited to 0.95% for each class and class level expenses are limited to 0.55%, 1.30%, 0.30% and 0.00% for the Fund’s Class A, Class C, Class Z and Institutional Class shares, respectively.  Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit.  Through December 31, 2008, Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed.  Thereafter through December 31, 2009, Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the fees were waived or expenses absorbed.  Old Mutual Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

Old Mutual Capital has also contractually agreed to limit the operating expenses of the Funds (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 3.00%, 3.75%, 2.75% and 2.75% for the Funds’ Class A, Class C, Class Z and Institutional Class shares, respectively, through December 31, 2018.  Old Mutual Capital will consider further reductions to these limits on an annual basis.  Old Mutual Capital may be entitled to reimbursement of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the fees were waived or expenses absorbed.

This example is intended to help you compare the cost of investing in the Funds and in the combined Fund on a pro forma basis.  The examples make four assumptions: 1) you invest $10,000 in each Fund and in the Large Cap Growth Fund after the Reorganization for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment.  The example is hypothetical.  Your actual costs may be higher or lower.

Your Cost Tables

	Select Growth Fund				Large Cap Growth Fund
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$ 720	$1, 319	$ 1,942	$3, 611	$ 719	$1, 316	$ 1,938	$3, 603
Class C	$ 329	$1, 012	$1, 813	$3,9 06	$ 328	$ 894	$1, 584	$3,4 21
Class Z	$1 28	$5 14	$9 25	$2, 072	$1 27	$ 473	$8 43	$1, 882
Institutional Class	$ 98	$ 685	$1, 299	$ 2,958	$ 97	$ 682	$1, 294	$ 2,948

Estimated Pro Forma:
Large Cap Growth Fund
	1 Year	3 Years	5 Years	10 Years
Class A	$719	$1,316	$1,938	$3,603
Class C	$ 328	$ 936	$1, 667	$3, 599
Class Z	$1 27	$ 468	$8 33	$1,8 59
Institutional Class	$ 97	$ 682	$1, 294	$ 2,948

You would pay the following if you did not redeem your shares:

	Select Growth Fund				Large Cap Growth Fund
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class C	$229	$1,012	$1,813	$3,906	$228	$894	$1,584	$3,421

	Estimated Pro Forma:
	Large Cap Growth Fund
	1 Year	3 Years	5 Years	10 Years
Class C	$228	$936	$1,667	$3,599

F.	Comparison of Performance

The following bar charts and performance tables illustrate the risks of investing in the Funds by showing changes in each Fund’s performance year to year and by showing how each Fund’s average annual returns compare to those of an unmanaged securities index.  All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Funds’ past performance, both before and after taxes, does not guarantee how they will perform in the future.  Performance reflects a limitation on the total expenses of the Funds pursuant to arrangements with the Funds’ current and former investment advisers.  The Funds’ returns would have been lower if the expense limitations had not been in effect.  Prior to January 1, 2006, the Funds were managed by an investment adviser different than the Funds ’ current Adviser and Sub-Advisers and the Funds’ performance prior to January 1, 2006 may not be indicative of how they will perform in the future.  Prior to February 10, 2007, the Funds were sub-advised by a sub-adviser other than Ashfield and the Funds’ performance prior to that date may not be indicative of how they will perform in the future.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns for the periods shown are for the Funds’ Class Z shares.  Performance for the Funds’ other share classes will vary due to differences in fees and expenses.

Select Growth Fund Year-by-Year Total Returns through December 31, 2007 – Class Z Shares

1998	19.02%
1999	160.89%
2000	(24.55)%
2001	(40.84)%
2002	(33.95)%
2003	30.23%
2004	6.27%
2005	4.24%
2006	7.54%
2007	26.53%

The Select Growth Fund’s Class Z shares year-to-date return as of September 30, 2008 was (33.75)%.

Best Quarter:	Q4 1999	130.62%
Worst Quarter:	Q4 2000	(43.15)%

Large Cap Growth Fund Year-by-Year Total Returns through December 31, 2007 –
Class Z Shares

1998	67.83%
1999	102.94%
2000	(22.08)%
2001	(35.36)%
2002	(31.43)%
2003	32.95%
2004	7.41%
2005	5.33%
2006	7.68%
2007	22.17%

The Large Cap Growth Fund’s Class Z shares year-to-date return as of September 30, 2008 was (29.28)%.

Best Quarter:	Q4 1999	75.65%
Worst Quarter:	Q4 2000	(33.11)%

The table below compares the Select Growth Fund’s average annual total return information to the Russell 3000 Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.  The table also compares the Large Cap Growth Fund’s average annual total return information to the Russell 1000 Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.   Sales loads are reflected in the performance table.

Average Annual Total Returns as of December 31, 2007

				Past
				10 Years or
	Inception	Past	Past	Since
	Date	1 Year	5 Years	Inception+
Select Growth Fund
Class Z	4/5/95

Before Taxes		26.53%	14.54%	6.08%

After Taxes on Distributions		26.53%	14.54%	5.59%

After Taxes on Distributions
and Sale of Fund Shares		17.25%	12.79%	5.21%

Class A	9/30/03

Before Taxes		18.97%	N/A	10.41%

Class C	9/30/03

Before Taxes		24.28%	N/A	11.13%

Institutional Class	12/20/06

Before Taxes		26.74%	N/A	23.95%

Russell 3000 Growth Index

(Reflects No Deduction for
Fees, Expenses or Taxes)		11.40%	12.42%	3.83%

Large Cap Growth Fund
Class Z	11/29/96

Before Taxes		22.17%	14.62%	8.81%

After Taxes on Distributions		22.17%	14.62%	7.93%

After Taxes on Distributions and
Sale of Fund Shares		14.41%	12.87%	7.53%

Class A	9/30/03

Before Taxes		14.87%	N/A	10.83%

Class C	9/30/03

Before Taxes		19.90%	N/A	11.53%

Institutional Class

Before Taxes	12/20/06	22.33%	N/A	20.07%

Russell 1000 Growth Index

(Reflects No Deduction for
Fees, Expenses or Taxes)		11.81%	12.11%	3.83%

+	Returns are for past 10 years or since inception, whichever is less. Index returns are for the past 10 years.

After-tax performance is shown for Class Z shares.  After-tax performance for the Funds’ other share classes will vary.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

THE REORGANIZATION

A.	Information About The Reorganization

Shareholders of the Select Growth Fund are being asked to approve the Plan of Reorganization, which sets forth the terms and conditions under which the Reorganization will be implemented.  The Plan of Reorganization provides for the sale of all assets and liabilities of the Select Growth Fund to the Large Cap Growth Fund and the reclassification of the issued and outstanding Select Growth Fund shares into Large Cap Growth Fund shares.  If shareholders of the Select Growth Fund approve the Plan of Reorganization and other closing conditions are satisfied, all of the assets and liabilities of the Select Growth Fund will become the assets and liabilities of the Large Cap Growth Fund, and the issued and outstanding Class A, Class C, Institutional Class and Class Z shares of the Select Growth Fund will be converted into Class A, Class C, Institutional Class and Class Z shares, respectively, of the Large Cap Growth Fund that have a net asset value equal to the value of the Select Growth Fund net assets immediately prior to the Reorganization.  The value of each Select Growth Fund shareholder’s account in the Large Cap Growth Fund immediately after the Reorganization will be the same as the value of such shareholder’s account with Select Growth Fund immediately prior to the Reorganization.

The value of the Select Growth Fund’s assets to be acquired and the amount of its liabilities to be assumed by the Large Cap Growth Fund and the NAV of a share of the Select Growth Fund will be determined as of the close of regular trading on the NYSE on the Closing Date, after the declaration of any dividends on the Closing Date, and will be determined in accordance with the valuation procedures described in the Trust’s and the Funds’ currently effective prospectus and statement of additional information. The Closing Date is expected to occur the close of business on or about March 6, 2009.

As soon as practicable after the Closing Date, the Select Growth Fund will distribute pro rata to its shareholders of record the shares of the Large Cap Growth Fund it receives in the Reorganization, so that each shareholder of the Select Growth Fund will receive a number of full and fractional shares of the Large Cap Growth Fund equal in value to his or her holdings in the Select Growth Fund, and the Select Growth Fund will be terminated.  Such distribution will be accomplished by opening accounts on the books of the Large Cap Growth Fund in the names of each owner of record of the Select Growth Fund and by crediting thereto the respective number of shares of the Large Cap Growth Fund due such owner.  Accordingly, immediately after the Reorganization, each former shareholder of the Select Growth Fund will own shares of the Large Cap Growth Fund that will be equal to the value of that shareholder’s shares of the Select Growth Fund as of the Closing Date. Any special options (for example, automatic investment plans on current Select Growth Fund shareholder accounts) will automatically transfer to the new accounts.

The implementation of the Reorganization is subject to a number of conditions as set forth in the Plan of Reorganization, including approval of the shareholders of the Select Growth Fund. The Plan of Reorganization also requires receipt of a tax opinion indicating that, for federal income tax purposes, the Reorganization qualifies as a tax-free reorganization. The Plan of Reorganization may be terminated and the Reorganization abandoned at any time prior to the Closing Date by the Board if it is determined that the Reorganization would disadvantage either of the Funds. Please review the Plan of Reorganization carefully. A copy of the Plan of Reorganization is attached as Appendix I to this Prospectus/Proxy Statement.

B.	Reasons for the Reorganization

The Board of Old Mutual Funds II, including each of the independent Trustees, determined that the reorganization of the Select Growth Fund into the Large Cap Growth Fund would be in the best interests of both Funds and their shareholders and that the interests of the shareholders of each Fund would not be diluted as a result of the Reorganization.

In evaluating the proposed Reorganization, the Board considered a number of factors, including:

•	The compatibility of the investment objectives and principal investment strategies of the two Funds.

•	The relative size and investment performance of each Fund.

•
That capital loss carryforwards available to offset future capital gains of the Select Growth Fund would succeed to the Large Cap Growth Fund, assuming the Reorganization qualifies as a “reorganization” under Section 368(a) of the Internal Revenue Code of 1986, as amended.

•	Whether the interests of either Fund’s current shareholders would be diluted in connection with the proposed Reorganization.

•	The potential benefits of the Reorganization to shareholders of each Fund.

•	The continuity of management given that Old Mutual Capital is the adviser to both Funds.

•
The contractual management fee for the Large Cap Growth Fund is 0.05% lower than the contractual management fee for the Select Growth Fund, and therefore Select Growth Fund shareholders will benefit from a lower management fee upon consummation of the Reorganization.

•	Equal or potentially lower total expense ratio for the combined Fund resulting from increased asset levels and corresponding economies of scale.

•
Old Mutual Capital’s belief that the combined Fund will have improved marketability based upon its longer-term historical performance record and will be better poised to attract new assets and enable shareholders to benefit from economies of scale.

•	The potential operating efficiencies that may result from combining the Funds.

•
The tax consequences of the Reorganization, including the tax-free nature of the Reorganization for Federal income tax purposes, so shareholders should not realize a tax gain or loss as a direct result of the Reorganization.

Old Mutual Capital advised the Board that in light of the compatibility of investment objectives and principal investment strategies, continuity of management at the adviser and sub-adviser levels, the Large Cap Growth Fund’s lower contractual management fee, and better long er -term historical performance, the Reorganization of Select Growth Fund into the Large Cap Growth Fund would be in the best interests of both Funds and their shareholders and that the interests of the shareholders of each Fund would not be diluted as a result of the Reorganization.  After considering alternatives for the future of the Select Growth Fund, the Board concluded that the Select Growth Fund should be reorganized into the Large Cap Growth Fund.

C.	Federal Income Tax Consequences

The following is a general summary of the material Federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing Treasury regulations thereunder, current administrative rulings of the Internal Revenue Service (“IRS”) and judicial decisions, all of which are subject to change.  The principal Federal income tax consequences that are expected to result from the Reorganization, under currently applicable law, are as follows:

•	The Reorganization will qualify as a “reorganization” within the meaning of Section 368(a) of the Code;

•
No gain or loss will be recognized by the Select Growth Fund upon the transfer of substantially all of its assets to the Large Cap Growth Fund in exchange solely for shares of the Large Cap Growth Fund ;

•
No gain or loss will be recognized by any shareholder of the Select Growth Fund upon the exchange of shares of the Select Growth Fund solely for shares of the Large Cap Growth Fund (including fractional shares to which they may be entitled) ;

•
The tax basis of the shares of the Large Cap Growth Fund to be received by a shareholder of the Select Growth Fund will be the same as the tax basis of the shares of the Select Growth Fund surrendered in exchange therefor;

•
The holding period of the shares of the Large Cap Growth Fund to be received by a shareholder of the Select Growth Fund  (including fractional shares to which they may be entitled) will include the holding period for which such shareholder held the shares of the Select Growth Fund exchanged therefor, provided that such shares of the Select Growth Fund are capital assets in the hands of such shareholder as of the date the Reorganization is consummated;

•
No gain or loss will be recognized by the Large Cap Growth Fund upon the receipt by it of substantially all of the assets of the Select Growth Fund  in exchange solely for shares of the Large Cap Growth Fund;

•	No gain or loss will be recognized by the Select Growth Fund upon the distribution of shares of the Large Cap Growth Fund to its shareholders in complete liquidation of the Select Growth Fund;

•
The tax basis of the assets of the Select Growth Fund in the hands of the Large Cap Growth Fund will be the same as the tax basis of such assets in the hands of the Select Growth Fund immediately prior to the Reorganization;

•
The holding period of the assets of the Select Growth Fund to be received by the Large Cap Growth Fund will include the holding period of such assets in the hands of the Select Growth Fund immediately prior to the Reorganization; and

•
Pursuant to Sections 381(a) and (b) of the Code and Sections 1.381(a)-1 and 1.381(b)-1 of the Income Tax Regulations, the tax year of the Select Growth Fund will end on the date the Reorganization is consummated and the Large Cap Growth Fund will succeed to and take into account the items of the Select Growth Fund described in Section 381(c) of the Code, subject to the provisions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the regulations thereunder.

Old Mutual Funds II has not requested and will not request an advance ruling from the IRS as to the Federal income tax consequences of the Reorganization.  As a condition to closing, the law firm Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”) shall have rendered a favorable opinion to Old Mutual Funds II as to the foregoing Federal income tax consequences of the Reorganization, which opinion will be conditioned upon the accuracy, as of the date of closing, of certain representations made by Old Mutual Funds II upon which Stradley Ronon will rely in rendering its opinion.  The conclusions reached in Stradley Ronon’s opinion could be jeopardized if the representations of Old Mutual Funds II are incorrect in any material respect.

Capital losses can generally be carried forward to each of the eight (8) taxable years succeeding the loss year to offset future capital gains.   The Reorganization of Select Growth Fund into the Large Cap Growth Fund will result in a more than 50% “change in ownership” of the Select Growth Fund , the smaller of the two Funds.  As a result, the capital loss carryovers (together with any current year loss and unrealized depreciation in value of investments, collectively referred to as “total capital loss carryovers”) of Select Growth Fund will be subject to an annual limitation for federal income tax purposes.  The tax basis capital loss carryovers, unrealized appreciation/depreciation in value for investments and aggregate net asset value of the Select Growth Fund as compared to the Large Cap Growth Fund and the approximate annual limitation on the use of the Select Growth Fund ’s total capital loss carryovers following the Reorganization are as follows:

	Select Growth Fund	Large Cap Growth Fund (2)
Capital Loss Carryovers at 3/31/08
Expiring 2009	$117.1 million
Expiring 2010	$878.0 million
Expiring 2011	$125.9 million	$181.0 million
Expiring 2012		$105.4 million
Total Capital Loss Carryovers	$1,121 million	$286.4 million
Unrealized Appreciation (Depreciation) for tax purposes at 9/30/08	($8.5 million)	($7.4 million)
Unrealized Appreciation (Depreciation) for tax purposes as Percentage of NAV at 9/30/08	(10.6%)	(5.5%)
Net Asset Value (NAV) at 9/30/08	$80.1 million	$134.5 million
Tax-Exempt Rate (November 2008)	4.94%
Annual Limitation (approximate) (1)	$4.0 million	N/A

(1)  The actual limitation will equal the aggregate net asset value of Select Growth Fund on the closing date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation is increased by the amount of any built-in gain, i.e., unrealized appreciation in value of investments, of a Select Growth Fund on the closing date that is recognized in a taxable year.

(2)  The Large Cap Growth Fund (formerly known as the Old Mutual Large Cap Growth Concentrated Fund) is the survivor of a merger dated April 25, 2008 between the Old Mutual Large Cap Growth Fund and the Old Mutual Large Cap Growth Concentrated Fund.  As a result of the merger, the Large Cap Growth Fund (formerly known as the Old Mutual Large Cap Growth Concentrated Fund) succeeded to certain capital loss carryforwards of the Large Cap Growth Fund which may only be used by the Large Cap Growth Fund (formerly known as the Old Mutual Large Cap Growth Concentrated Fund) to offset built-in gain in the former assets of the Large Cap Growth Fund that is recognized prior to the fifth anniversary of such merger.  The amount of capital loss carryovers described above does not include the amount of carryforwards available to offset the built-in gain in the former assets of the Large Cap Growth Fund.

Given the amount of this annual limitation relative to the total capital loss carryovers, this limitation likely will cause a portion of the Select Growth Fund’s capital loss carryovers to expire unutilized.  However, given the amount of Select Growth Fund’s total capital loss carryovers relative to its net realized losses ($7.3 million at 9/30/08 for GAAP purposes), it is also likely that such carryovers would expire unutilized in any event.   However, whether this annual limitation is material will depend upon the facts at the time of closing of the Reorganization.

The description of the Federal income tax consequences of the Reorganization provided above is made without regard to the particular facts and circumstances of any shareholder of the Select Growth Fund.  Select Growth Fund shareholders are urged to consult their own tax advisers as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, foreign and other tax laws.

D.	Other Conditions

Completion of the Reorganization is subject to various conditions, including the following:

•
All consents, approvals, permits and authorizations required to be obtained from governmental authorities, including the SEC and state securities commissions, to permit the parties to carry out the transactions contemplated by the Plan of Reorganization shall have been received;

•
The Plan of Reorganization and related Trust matters shall have been approved by the affirmative vote of a majority of the outstanding voting securities of the Select Growth Fund shareholders present at the Special Meeting.  This means the affirmative vote of the lesser of: (a) 67% or more of the voting securities of the Select Growth Fund present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of the Select Growth Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Select Growth Fund;

•
The net assets of the Select Growth Fund to be acquired by the Large Cap Growth Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by the Select Growth Fund immediately prior to the reclassification;

•	The dividend or dividends as described in the Plan of Reorganization shall have been declared;

•
Old Mutual Funds II and the Select Growth Fund shall have received an opinion of Stradley Ronon to the effect that consummation of the transactions contemplated by the Plan of Reorganization will constitute a “reorganization” within the meanings of Section 368(a) of the Code, and that the shareholders of the Select Growth Fund will recognize no gain or loss to the extent that they receive shares of the Large Cap Growth Fund in exchange for their shares of the Select Growth Fund in accordance with the Plan of Reorganization; and

•
Old Mutual Funds II shall have received an opinion of Stradley Ronon addressed to and in form and substance satisfactory to Old Mutual Funds II, to the effect that the Plan of Reorganization has been duly authorized and approved by all requisite action of Old Mutual Funds II and the holders of the shares of the Select Growth Fund.

E.	Shareholders’ Rights

The Select Growth Fund and the Large Cap Growth Fund are each separate series of shares of beneficial interest of Old Mutual Funds II, a Delaware statutory trust.  Since both Funds are part of the same entity, there are no differences in shareholders’ rights.  Shareholders are entitled to participate equally in dividends and distributions declared by the Board with respect to a class of shares and, upon liquidation, to participate proportionately in a Fund’s net assets allocable to a class after satisfaction of the outstanding liabilities allocable to that class.  Fractional shares of the Large Cap Growth Fund have proportionately the same rights, including voting rights as are provided for full shares.

Each Select Growth Fund shareholder is entitled to one vote for each dollar (and a proportionate fractional vote for each fractional dollar) of NAV of shares held as of the Record Date.

F.	Capitalization

The following table sets forth as of September 30, 2008 (i) the capitalization of the Select Growth Fund’s Class A shares, (ii) the capitalization of the Large Cap Growth Fund’s Class A shares, and (iii) the pro forma capitalization of the Large Cap Growth Fund’s Class A shares as adjusted to give effect to the transactions contemplated by the Plan of Reorganization:

	Select Growth Fund Class A Shares	Large Cap Growth Fund Class A Shares	Adjustment	Large Cap Growth Fund Class A Shares Pro Forma

Net Assets	$544,750	$2,086,464	$0*	$2,631,214
Shares Outstanding	26,219	135,362	9,131	170,712
Net Asset Value Per Shares	$20.78	$15.41		$15.41

*	The Net Asset Adjustment for costs associated with the Reorganization is $0 because these costs will be payable by Old Mutual Capital pursuant to applicable expense limitations.

The following table sets forth as of September 30, 2008 (i) the capitalization of the Select Growth Fund’s Class C shares, (ii) the capitalization of the Large Cap Growth Fund’s Class C shares, and (iii) the pro forma capitalization of the Large Cap Growth Fund’s Class C shares as adjusted to give effect to the transactions contemplated by the Plan of Reorganization:

	Select Growth Fund Class C Shares	Large Cap Growth Fund Class C Shares	Adjustment	Large Cap Growth Fund Class C Shares Pro Forma

Net Assets	$623,540	$2,644,514	$0*	$3,268,054
Shares Outstanding	31,163	177,930	10,798	219,891
Net Asset Value Per Shares	$20.01	$14.86		$14.86

*	The Net Asset Adjustment for costs associated with the Reorganization is $0 because these costs will be payable by Old Mutual Capital pursuant to applicable expense limitations.

The following table sets forth as of September 30, 2008 (i) the capitalization of the Select Growth Fund’s Class Z shares, (ii) the capitalization of the Large Cap Growth Fund’s Class Z shares, and (iii) the pro forma capitalization of the Large Cap Growth Fund’s Class Z shares as adjusted to give effect to the transactions contemplated by the Plan of Reorganization:

	Select Growth Fund Class Z Shares	Large Cap Growth Fund Class Z Shares	Adjustment	Large Cap Growth Fund Class Z Shares Pro Forma

Net Assets	$78,908,890	$129,755,385	$0*	$208,664,275
Shares Outstanding	3,750,614	8,301,214	1,297,939	13,349,767
Net Asset Value Per Shares	$21.04	$15.63		$15.63

*	The Net Asset Adjustment for costs associated with the Reorganization is $0 because these costs will be payable by Old Mutual Capital pursuant to applicable expense limitations.

The following table sets forth as of September 30, 2008 (i) the capitalization of the Select Growth Fund’s Institutional Class shares, (ii) the capitalization of the Large Cap Growth Fund’s Institutional Class shares, and (iii) the pro forma capitalization of the Large Cap Growth Fund’s Institutional Class shares as adjusted to give effect to the transactions contemplated by the Plan of Reorganization:

	Select Growth Fund Institutional Class Shares	Large Cap Growth Fund Institutional Class Shares	Adjustment	Large Cap Growth Fund Institutional Class Shares Pro Forma

Net Assets	$47,510	$512	$0*	$48,022
Shares Outstanding	2,250	33	776	3,059
Net Asset Value Per Shares	$21.11	$15.70		$15.70

*	The Net Asset Adjustment for costs associated with the Reorganization is $0 because these costs will be payable by Old Mutual Capital pursuant to applicable expense limitations.

OTHER INFORMATION ABOUT THE FUNDS

A.	Investment Adviser and Sub-Advisers

Old Mutual Capital, located at 4643 South Ulster Street, Suite 600, Denver, Colorado 80237, is the investment adviser to both Funds.  Old Mutual Capital was organized in 2004 and is a subsidiary of Old Mutual (US) Holdings Inc. (“OMUSH”), which is an indirect wholly-owned subsidiary of Old Mutual plc, a London Stock Exchange listed international financial services firm.  Old Mutual Capital managed approximately $ 3.5 billion in mutual fund assets as of September 30, 2008.

Ashfield, a Delaware limited liability company located at 750 Battery Street, Suite 600, San Francisco, California 94111, is a Sub-Adviser to the Funds.  Ashfield manages and supervises the investment of the Funds’ assets on a discretionary basis, subject to the supervision of Old Mutual Capital.  Ashfield is a majority-owned subsidiary of OMUSH and an affiliate of Old Mutual Capital.  Ashfield also provides investment management services to high net worth private investors and institutional accounts, including corporate retirement plans, public funds, multi-employer pension plans, endowments and foundations.  Ashfield managed approximately $ 3.7 billion in assets as of September 30, 2008.

Turner, a Pennsylvania limited liability company located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, is also a Sub-Adviser to the Funds.  Turner manages and supervises the investment of the Funds’ assets on a discretionary basis, subject to the supervision of Old Mutual Capital.  Turner held discretionary management authority with respect to approximately $ 22.2 billon in assets as of September 30, 2008.

Old Mutual Capital was appointed investment adviser to the Funds effective January 1, 2006. As investment adviser, Old Mutual Capital oversees the investment decisions made by Ashfield and Turner (together, the “Sub-Advisers”), including monitoring the performance, security holdings and portfolio trading.  Old Mutual Capital also oversees the Sub-Advisers’ compliance with prospectus limitations and other relevant investment restrictions.  In addition to providing investment advisory services to the Funds, Old Mutual Capital provides certain administrative services for the Funds.

The Select Growth Fund pays Old Mutual Capital a management fee which is calculated daily and paid monthly at the annual rate of 0.90% of the Fund’s average daily net assets and the Large Cap Growth Fund pays Old Mutual Capital a management fee which is calculated daily and paid monthly at the annual rate of 0.85% of the Fund’s average daily net assets.  In exchange for providing sub-advisory services to the Select Growth Fund, Ashfield and Turner are entitled to receive a fee from Old Mutual Capital equal to 0.45% of the average daily net assets of the Fund.  In exchange for providing sub-advisory services to the Large Cap Growth Fund, Ashfield and Turner are entitled to receive a fee from Old Mutual Capital equal to 0.50% of the average daily net assets of the Fund.  Upon the Closing Date of the Reorganization, the sub-advisory fee paid by Old Mutual Capital to Ashfield and Turner for providing sub-advisory services to the Large Cap Growth Fund will be reduced to 0.475%.  Because the sub-advisory fee is paid by Old Mutual Capital from its management fee proceeds, the higher sub-advisory fee will not immediately result in higher fund expenses.  In addition, the projected gross total expense ratios of the Large Cap Growth Fund following the completion of the Reorganization are expected to be lower than the current expense ratios of the Select Growth Fund for all share classes except Institutional Class shares, and contractual expense limitations will remain in place through at least December 31, 2009.

The basis for the Board’s approval of the management agreement with Old Mutual Capital and the sub-advisory agreements with the Sub-Advisers is contained in the Funds’ Annual Report to shareholders dated March 31, 2008.

Information regarding material pending legal proceedings involving the Funds’ former adviser and the Funds is contained under the section entitled “Litigation” in the Funds’ current prospectus.

B.	Portfolio Managers

Large Cap Growth Fund

Ashfield

A team of portfolio managers comprise Ashfield’s Senior Investment Committee, which takes a team approach to applying the firm’s large cap growth equity investment philosophy and process.  The members of the Committee are J. Stephen Lauck, J. Stephen Thornborrow, Bradley J. Fretz, Peter A. Johnson, Marc W. Lieberman and Kelli K. Hill.  All portfolio decisions are made collectively by consensus of the Committee.

J. Stephen Lauck, CFA, joined Ashfield in 1984 and currently serves as President, CEO and Portfolio Manager/Analyst.  Before joining Ashfield, he was a Vice President at BA Investment Management (San Francisco), where he managed large pension plans.  Prior to that, Mr. Lauck was head of Bank of America’s Capital Counseling Services in Los Angeles and managed accounts for individuals as well as selected pension and profit sharing plans.  Mr. Lauck’s investment career began in 1969 with Dean Witter Reynolds, Inc. in Los Angeles.  A holder of the chartered financial analyst (CFA) designation, he earned a B.S.B.A. from the University of Arkansas and an M.B.A. from the University of Southern California.  From 1967 to 1969, Mr. Lauck served as an officer in the United States Navy.

J. Stephen Thornborrow joined Ashfield in 1984 and currently serves as Portfolio Manager/Analyst.  Before joining Ashfield, he served as Senior Vice President at BA Investment Management, where he headed the Individual Portfolio Division.  Before joining BA Investment Management, Mr. Thornborrow was Vice President and Investment Department Manager of California First Bank in San Diego and also held a variety of investment positions, including Director of Research, at the Northern Trust Company in Chicago. Mr. Thornborrow graduated with a B.A. with honors in economics from Northwestern University. He also holds a M.A. in economics from Northwestern University and a L.L.B. from Yale Law School.

Bradley J. Fretz joined Ashfield in 1989 and currently serves as Portfolio Manager/Analyst. Before joining Ashfield, he held the position of First Vice President and Director of Investment Manager Evaluation Services in the Consulting Services Division of Shearson Lehman Hutton.  Prior to that, Mr. Fretz was responsible for institutional product development at The Vanguard Group and also served as a consultant at both Johnson & Higgins and Aetna Life & Casualty.  Mr. Fretz received a B.A. from Washington & Lee University and a M.B.A. from The Wharton School, University of Pennsylvania.

Peter A. Johnson joined Ashfield in 1994 and currently serves as Portfolio Manager/Analyst.  Before joining Ashfield, he served as Vice President and Portfolio Manager at Harris Bretall Sullivan & Smith, Inc. and held the position of Vice President and Portfolio Manager at Loomis, Sayles & Co., overseeing both institutional and taxable accounts. Mr. Johnson began his career at Wells Fargo Bank as a management trainee and, later, Pension Trust Officer.  He earned a B.A. from the University of Oregon.

Kelli K. Hill joined Ashfield in 2004 and currently serves as Portfolio Manager/Analyst.  Before joining Ashfield, she was a Senior Vice President and Institutional Portfolio Manager at Putnam Investments in Boston.  Prior to that, Ms. Hill held the position of Managing Director and Portfolio Manager for Wells Fargo in San Francisco.  She began her career at Christoph Securities in Lake Forest, Illinois.  Ms. Hill earned a B.A. from the University of Southern California.

Marc W. Lieberman, CFA, joined Ashfield in 2002 and currently serves as Portfolio Manager/Analyst.  Before joining Ashfield, Mr. Lieberman was employed by John Hancock Funds and Lehman Brothers and also worked for HomeGain, Inc., TheStreet.com and as a clerk on the floor of the NYSE.  Mr. Lieberman obtained a B.S. from the University of Vermont.

Turner

Turner takes a team approach to investment management.  The portfolio management team is comprised of Robert E. Turner, CFA, chairman and chief investment officer, lead portfolio manager, and Mark D. Turner, Robb J. Parlanti, CFA, and Halie W. O’Shea, co-managers.  The lead portfolio manager is the ultimate decision maker for all changes in the portfolio.

Mark D. Turner is a co-founder of Turner, formed in 1990.  In addition to his role as president, Mr. Turner serves as lead portfolio manager on the International Growth ADR and co-manager on the Large Cap Growth strategies.  He is a member of the analyst team that covers the financial services sector.  He has twenty-six years of investment experience.  Prior to forming Turner, Mr. Turner was vice president/senior portfolio manager at First Maryland Asset Management, vice president/portfolio manager at Merrill Lynch Asset Management, and portfolio manager/analyst at Wachovia Investment Management.

Robert E. Turner, CFA, co-founded Turner in 1990.  In addition to his roles as chairman and chief investment officer, Mr. Turner is lead portfolio manager for the large cap growth portfolios at Turner.  He developed the equity investment process that is the basis for all of Turner’s growth equity investments. He is a member of the analyst team that covers the technology and telecommunications sector for all growth investment portfolios.  He has twenty-seven years of investment experience.  Prior to starting Turner, Mr. Turner served as senior investment manager at Meridian Investment Company, as a portfolio manager with Integon Corporation, an analyst at McMillion/Eubanks and a systems consultant at Arthur Andersen.

Robb J. Parlanti, CFA, is a senior portfolio manager/security analyst at Turner.  He covers stocks in the cyclical sector.  Mr. Parlanti is the co-manager of Turner’s Growth Equity, Core Growth Equity, Large Cap Growth, as well as other concentrated growth portfolios.  He has worked at Turner since 1993 and has twenty-one years of investment experience.  Prior to joining Turner, Mr. Parlanti was employed with PNC Bank.

Halie W. O’Shae is a security analyst/portfolio manger at Turner.  She covers stocks in the consumer sector.  Ms. O’Shea is co-manager of Turner’s Growth Equity, Core Growth Equity, and Global Growth Equity strategies.  She joined Turner in 2003 and has fifteen years of investment experience.  Prior to joining Turner, Ms. O’Shea was employed with Janney Montgomery Scott, Market Street Partners, Sanford C. Bernstein& Co., Inc., Platts (a McGraw-Hill company), and Loan Pricing Corporation.

Select Growth Fund

Ashfield

Kelli K. Hill and Marc W. Lieberman are two members of Ashfield’s Opportunistic All Cap Growth investment team, which takes a team approach to applying the firm’s investment philosophy and process.  All portfolio decisions are made collectively by consensus.

Kelli K. Hill (see description under Large Cap Growth Fund).

Marc W. Lieberman, CFA (see description under Large Cap Growth Fund).

Turner

The portfolio management team is comprised of Robert E. Turner, CFA, chairman and chief investment officer, lead portfolio manager, and Christopher K. McHugh and William C. McVail, co-managers.  The lead portfolio manager is the ultimate decision maker for all changes in the portfolio.

Robert E. Turner, CFA (see description under Large Cap Growth Fund).

Christopher K. McHugh is lead portfolio manager for Turner’s Midcap Growth and Concentrated Global Growth portfolios.  He is also a member of the team of analysts covering stocks in the technology and telecommunications sector.  One of the founding principals of the firm, Mr. McHugh has worked at Turner since 1990 and has twenty-two years of investment experience.  Prior to joining Turner Investment Partners, Mr. McHugh was a performance specialist at Provident Capital Management.

William C. McVail covers stocks in the consumer sector.  Mr. McVail is the lead manager of the Small Cap Growth and Small Cap Growth Plus portfolios and a co-manager of the Concentrated Growth and Micro Cap Growth portfolios.  He has worked at Turner since 1998 and has twenty one years of investment experience.  Prior to joining Turner, Mr. McVail was a portfolio manager at BlackRock Equity Advisors.  He also served as an equity analyst at PNC Investment Management and Research.

C.	Financial Highlights

Shown below are the financial highlights for Class A, Class C, Institutional Class and Class Z shares of the Select Growth Fund and the Large Cap Growth Fund (formerly known as the Old Mutual Large Cap Growth Concentrated Fund) for the fiscal years ended March 31, 2004 through March 31, 2008 audited by PricewaterhouseCoopers, LLP.  The “Report of Independent Registered Public Accounting Firm” and financial statements are included in the Select Growth Fund’s and the Large Cap Growth Fund’s annual report to shareholders for the fiscal year ended March 31, 2008.  The Select Growth Fund’s and the Large Cap Growth Fund’s annual report to shareholders dated March 31, 2008 is available without charge upon request to Old Mutual Funds II at the address or telephone number appearing on the cover page of this Prospectus/Proxy Statement.

Financial Highlights
For a Share Outstanding Throughout Each Year or Period ended March 31, (unless otherwise noted)

	Net Asset Value Beginning of Period	Net Investment Income (Loss)1	Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Redemption Fees	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets*	Ratio of Gross Expenses to Average Net Assets^^^,*	Ratio of Net Investment Income (Loss) to Average Net Assets*	Portfolio Turnover Rate†
Old Mutual Select Growth Fund
Class A
2008	$25.33	$(0.23)	$0.61	$0.38	$—	$—	$—	$—	$25.71	1.50%	$1,105	1.50%	9.81%	(0.92)%	173.62%
2007	24.47	(0.21)	1.07	0.86	—	—	—	—	25.33	3.51%	133	1.50%	5.23%	(0.88)%	201.17%
2006	19.87	(0.25)	4.85	4.60	—	—	—	—	24.47	23.15%	63	1.71%	1.76%	(1.14)%	157.84%
2005	20.88	(0.31)	(0.70)	(1.01)	—	—	—	—	19.87	(4.84)%	51	1.78%	1.78%	(1.52)%	141.68%
2004††	19.43	(0.18)	1.63	1.45	—	—	—	—	20.88	7.46%	54	1.76%	1.77%	(1.68)%	179.85%

Class C
2008	$24.68	$(0.43)	$0.60	$0.17	$—	$—	$—	$—	$24.85	0.69%	$680	2.25%	9.00%	(1.67)%	173.62%
2007	24.01	(0.38)	1.05	0.67	—	—	—	—	24.68	2.79%	64	2.25%	8.93%	(1.59)%	201.17%
2006	19.65	(0.41)	4.77	4.36	—	—	—	—	24.01	22.19%	62	2.46%	2.51%	(1.90)%	157.84%
2005	20.80	(0.46)	(0.69)	(1.15)	—	—	—	—	19.65	(5.53)%	51	2.53%	2.53%	(2.27)%	141.68%
2004††	19.43	(0.26)	1.63	1.37	—	—	—	—	20.80	7.05%	54	2.51%	2.52%	(2.43)%	179.85%

Class Z
2008	$25.56	$(0.20)	$0.64	$0.44	$—	$—	$—	$—	$26.00	1.72%	$102,722	1.25%	1.69%	(0.67)%	173.62%
2007	24.63	(0.14)	1.07	0.93	—	—	—	—	25.56	3.78%	118,721	1.25%	1.61%	(0.58)%	201.17%
2006	19.95	(0.20)	4.88	4.68	—	—	—	—	24.63	23.46%	150,145	1.46%	1.51%	(0.93)%	157.84%
2005	20.91	(0.26)	(0.70)	(0.96)	—	—	—	—	19.95	(4.59)%	163,617	1.53%	1.53%	(1.28)%	141.68%
2004	15.71	(0.28)	5.48	5.20	—	—	—	—	20.91	33.10%	231,034	1.52%	1.53%	(1.44)%	179.85%

Institutional Class
2008	$25.57	$(0.09)	$0.57	$0.48	$—	$—	$—	$—	$26.05	1.88%	$115	0.95%	128.14%	(0.38)%	173.62%
20072	25.49	(0.03)	0.11	0.08	—	—	—	—	25.57	0.31%	—	0.97%	2,563.60%	(0.49)%	201.17%

Old Mutual Large Cap Growth Fund (formerly known as Old Mutual Large Cap Growth Concentrated Fund)
Class A
2008	$18.11	$(0.10)	$0.68	$0.58	$—	$—	$—	$—	$18.69	3.20%	$2,002	1.50%	3.31%	(0.51)%	112.65%
2007	17.66	(0.12)	0.57	0.45	—	—	—	—	18.11	2.55%	660	1.50%	2.78%	(0.67)%	157.06%
2006	13.97	(0.17)	3.86	3.69	—	—	—	—	17.66	26.41%	84	1.64%	1.68%	(1.05)%	128.58%
2005	15.10	(0.13)	(1.00)	(1.13)	—	—	—	—	13.97	(7.48)%	52	1.71%	1.71%	(0.88)%	41.95%
2004††	13.31	(0.12)	1.91	1.79	—	—	—	—	15.10	13.45%	57	1.70%	1.71%	(1.56)%	73.65%

Class C
2008	$17.65	$(0.23)	$0.65	$0.42	$—	$—	$—	$—	$18.07	2.38%	$2,954	2.25%	3.41%	(1.25)%	112.65%
2007	17.34	(0.25)	0.56	0.31	—	—	—	—	17.65	1.79%	226	2.25%	5.00%	(1.45)%	157.06%
2006	13.82	(0.29)	3.81	3.52	—	—	—	—	17.34	25.47%	110	2.41%	2.44%	(1.84)%	128.58%
2005	15.05	(0.24)	(0.99)	(1.23)	—	—	—	—	13.82	(8.17)%	62	2.46%	2.46%	(1.60)%	41.95%
2004††	13.31	(0.17)	1.91	1.74	—	—	—	—	15.05	13.07%	57	2.45%	2.46%	(2.31)%	73.65%

Class Z
2008	$18.28	$(0.06)	$0.69	$0.63	$—	$—	$—	$—	$18.91	3.45%	$94,245	1.25%	1.68%	(0.31)%	112.65%
2007	17.78	(0.08)	0.58	0.50	—	—	—	—	18.28	2.81%	111,341	1.25%	1.51%	(0.44)%	157.06%
2006	14.03	(0.14)	3.89	3.75	—	—	—	—	17.78	26.73%	140,148	1.41%	1.44%	(0.90)%	128.58%
2005	15.12	(0.09)	(1.00)	(1.09)	—	—	—	—	14.03	(7.21)%	153,215	1.46%	1.46%	(0.64)%	41.95%
2004	11.35	(0.17)	3.94	3.77	—	—	—	—	15.12	33.22%	217,059	1.46%	1.47%	(1.24)%	73.65%

Institutional Class
2008	$18.29	$(0.01)	$0.68	$0.67	$—	$—	$—	$—	$18.96	3.66%	$—	0.95%	3,758.64%	(0.05)%	112.65%
20072	18.33	(0.01)	(0.03)	(0.04)	—	—	—	—	18.29	(0.22)%	—	0.97%	2,564.04%	(0.16)%	157.06%

*	Ratios for periods of less than one year have been annualized.

†
Total returns and portfolio turnover rates are for the period indicated and have not been annualized. Total return would have been lower had certain expenses not been waived by the Adviser during the year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns shown exclude any applicable sales charge.

††	Class A and Class C shares commenced operations on September 30, 2003.

^^^
Legal, printing and/or compliance audit expenses relating to the SEC and NYAG examinations and the Civil Litigation described in the "Litigation" section of this prospectus were incurred and the Adviser and/or Liberty Ridge has paid these expenses on behalf of the Trust.  Had the Adviser and/or Liberty Ridge not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2008, 2007, 2006, 2005 and 2004.

1	Per share amounts for the year or period are calculated based on average outstanding shares.

2	Class commenced operations on December 20, 2006.

D.	Pending Litigation

In June 2004, Pilgrim Baxter & Associates, Ltd. (“PBA”, now known as Liberty Ridge), the former adviser to the Trust and the current sub-adviser to several of the Trust’s series portfolios (the “LRC Sub-Advised Funds”), reached settlement agreements with respect to the market timing and selective disclosure actions filed by the SEC and New York Attorney General (“NYAG”). Under the NYAG settlement, if certain terms and undertakings in that settlement as described in the statement of additional information are not met, the NYAG settlement stipulates that Liberty Ridge shall promptly terminate the sub-advisory services it provides to the LRC Sub-Advised Funds.  In this event, the Trust’s Board would be required to seek a new sub-adviser for the LRC Sub-Advised Funds or consider other alternatives.

As part of the In Re Mutual Funds Investment Litigation pending in the U.S. District Court for the District of Maryland (the “MDL Court”), PBHG Funds (now known as Old Mutual Funds II), PBA, its affiliates, and/or certain related and unrelated parties have been named as defendants in a Class Action Suit (“Class Action Suit”) and a separate Derivative Suit (“Derivative Suit”) (together the “Civil Litigation”). The Civil Litigation consolidates and coordinates for pre-trial matters a number of individual class action suits and derivative suits based on similar claims, which previously had been filed against the PBHG Funds, PBA and/or certain related parties in other jurisdictions, and had been transferred to the MDL Court. Information on the previously filed suits is contained in the statement of additional information. Consolidated complaints in the Class Action and Derivative Suits were filed in the Civil Litigation on September 29, 2004 (MDL 1586).

The Civil Litigation and the previously filed suits are primarily based upon allegations that the defendants engaged in or facilitated market timing of the PBHG Funds, and also made selective disclosure of confidential portfolio information to certain defendants and other parties. The Civil Litigation alleges a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breaches of fiduciary duty; and (iii) false or misleading prospectus disclosure. The Civil Litigation requests compensatory and punitive damages. In addition, the Derivative Suit requests the removal of each of the Trustees, the removal of Liberty Ridge as investment adviser, the removal of PBHG Fund Distributors (now known as Old Mutual Investment Partners) as distributor, rescission of the management and other contracts between PBHG Funds and the defendants, and rescission of the PBHG Funds’ 12b-1 Plan.

On August 30, 2005, the State of West Virginia West Virginia Securities Division (the “WV Securities Division”) entered a cease and desist order (the “Order” and, together with the Civil Litigation, the “Litigation”) against PBA. PBHG Funds was not named in the Order. In the Order, the WV Securities Division alleged that PBA permitted short-term trading in excess of the PBHG Funds’ disclosed limitation of four exchanges per year and also provided confidential portfolio information to customers of a broker-dealer who used the information to market time the PBHG Funds. The WV Securities Division further alleges in the Order that the foregoing violated the West Virginia Securities Act (W. Va. Code §§ 32-1-101, et seq.) and is seeking that PBA cease and desist from further violation of the West Virginia Securities Act; pay restitution; disgorge fees; pay administrative and investigatory costs and expenses, including counsel fees; pay an administrative assessment; and other relief. It is possible that similar actions based on the same facts and circumstances may be filed in the future by other state agencies. Such other actions will be described in the statement of additional information.

At this stage of the Litigation it is too early to assess the likely outcome of the Litigation, or success of any defenses each of the defendants may have to the claims. Any potential resolution of the Litigation may include, but not be limited to, judgments or settlements for damages against Liberty Ridge or any other named defendant. While it is currently too early to predict the result of the Litigation, Old Mutual Capital does not believe that the outcome of the Litigation will materially affect its ability to carry out its duty as investment adviser to the LRC Sub-Advised Funds. However, neither Liberty Ridge nor Old Mutual Capital is currently able to gauge the level of shareholder redemptions that may result from the news of the resolution of these pending lawsuits. Redemptions may require the LRC Sub-Advised Funds to sell investments to provide for sufficient liquidity, which could adversely impact the investment performance of the LRC Sub-Advised Funds.

E.	Additional Information About the Funds

For more information about Old Mutual Funds II, the Select Growth Fund and the Large Cap Growth Fund, please refer to the Funds’ current prospectus.  Please see the “Fund Summaries – Old Mutual Large Cap Growth Fund” section of the prospectus for further information regarding the Large Cap Growth Fund’s performance and expenses.  Please see the “The Investment Adviser and Sub-Advisers” section for further information regarding management of the Large Cap Growth Fund.  Please see the “About Your Investment” section for further information regarding share pricing, purchase and redemption of shares, dividends and distribution arrangements for shares.

OWNERSHIP OF FUND SHARES

Listed below is the name, address and percent ownership of each person who, to the knowledge of Old Mutual Funds II, owned beneficially or of record 5% or more of the outstanding shares of the Select Growth Fund * as of November 17 , 2008:

Old Mutual Select Growth Fund - Class A

MERRILL LYNCH	28.36%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

UBS FINANCIAL SERVICES INC. FBO	8.94%
UBS-FINSVC CDN FBO
MS BEVERLY JANUS BELL
WEEHAWKEN NJ 07086-8154

UBS FINANCIAL SERVICES INC. FBO	5.76%
UBS-FINSVC CDN FBO
MR LARRY BRISTOL
WEEHAWKEN NJ 07086-8154

Old Mutual Select Growth Fund - Class C

MERRILL LYNCH	22.57%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

RAUL GOMEZ & ANN GOMEZ TR	20.26%
U/A 12/27/2004
MAX INTERAMERICAS DBP & TRUST
SAN DIEGO CA 92123-4646

MS&CO FBO	19.59%
LI ZHU TTEE
EMILY DENG 2003 IRREVOCABLE TST U/A
DTD 10/28/2003
ATHERTON CA 94027-2162

MS&CO FBO	9.80%
LI ZHU TTEE
ALEC KAI DENG 2000 IRREVOCABLE TST
U/A DTD 01/15/2000
ATHERTON CA 94027-2162

STATE STREET BK & TR CO CUST	7.11%
IRA A/C MARJORIE A FRONCZAK
BUFFALO NY 14223-1527

Old Mutual Select Growth Fund - Class Z

CHARLES SCHWAB & CO INC	18.32%
REINVEST ACCOUNT
ATTN MUTUAL FUND DEPARTMENT
101 MONTGOMERY STREET
SAN FRANCISCO CA 94104-4151

NATIONAL FINANCIAL SERVICES CORP	17.19%
FOR THE EXCLUSIVE BEN OF OUR CUST
200 LIBERTY ST ONE WORLD FIN CNTR
ATTN MUTUAL FUNDS DEPT 5TH FL
NEW YORK NY 10281

Old Mutual Select Growth Fund - Institutional Class

OLD MUTUAL 2041-2050	16.52%
AGGRESSIVE PORTFOLIO
ATTN JC WALLER/ OMCAP
4643 S ULSTER ST STE 600
DENVER CO 80237-2881

OLD MUTUAL 2031-2040	16.25%
AGGRESSIVE PORTFOLIO
ATTN JC WALLER/ OMCAP
4643 S ULSTER ST STE 600
DENVER CO 80237-2881

OLD MUTUAL 2021-2030	12.50%
AGGRESSIVE PORTFOLIO
ATTN JC WALLER/ OMCAP
4643 S ULSTER ST STE 600
DENVER CO 80237-2881

OLD MUTUAL 2031-2040	10.21%
MODERATE PORTFOLIO
ATTN JC WALLER/ OMCAP
4643 S ULSTER ST STE 600
DENVER CO 80237-2881

OLD MUTUAL 2041-2050	9.87%
MODERATE PORTFOLIO
ATTN JC WALLER/ OMCAP
4643 S ULSTER ST STE 600
DENVER CO 80237-2881

OLD MUTUAL 2021-2030	7.01%
MODERATE PORTFOLIO
ATTN JC WALLER/ OMCAP
4643 S ULSTER ST STE 600
DENVER CO 80237-2881

OLD MUTUAL 2011-2020	6.94%
MODERATE PORTFOLIO
ATTN JC WALLER/OMCAP
4643 S ULSTER ST STE 600
DENVER CO 80237-2881

OLD MUTUAL 2031-2040	6.92%
CONSERVATIVE PORTFOLIO
ATTN JC WALLER/OMCAP
4643 S ULSTER ST STE 600
DENVER CO 80237-2881

OLD MUTUAL 2011-2020	6.65%
AGGRESSIVE PORTFOLIO
ATTN JC WALLER/ OMCAP
4643 S ULSTER ST STE 600
DENVER CO 80237-2881

OLD MUTUAL 2041-2050	6.64%
CONSERVATIVE PORTFOLIO
ATTN JC WALLER/OMCAP
4643 S ULSTER ST STE 600
DENVER CO 80237-2881

*	None of the shares are known to be shares which the named beneficial owner has the right to acquire pursuant to Rule 13d-3(d)(1) under the Securities Exchange Act of 1934.

Listed below is the name, address and percent ownership of each person who, to the knowledge of Old Mutual Funds II, owned beneficially or of record 5% or more of the outstanding shares of the Large Cap Growth Fund * as of November 17 , 2008:

Old Mutual Large Cap Growth Fund - Class A

MERRILL LYNCH	37.62%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

NATIONWIDE TRUST COMPANY FSB	7.57%
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS OH 43218-2029

Old Mutual Large Cap Growth Fund - Class C

MERRILL LYNCH	78.36%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

Old Mutual Large Cap Growth Fund - Class Z

CHARLES SCHWAB & CO INC	22.07%
REINVEST ACCOUNT
ATTN MUTUAL FUND DEPARTMENT
101 MONTGOMERY STREET
SAN FRANCISCO CA 94104-4151

NATIONAL FINANCIAL SERVICES CORP	11.86%
FOR THE EXCLUSIVE BEN OF OUR CUST
200 LIBERTY ST ONE WORLD FIN CNTR
ATTN MUTUAL FUNDS DEPT 5TH FL
NEW YORK NY 10281

Old Mutual Large Cap Growth Fund - Institutional Class

OLD MUTUAL ASSET ALLOCATION	76.88%
ATTN JC WALLER/OMCAP
4643 S ULSTER ST STE 600
DENVER CO 80237-2881

OLD MUTUAL 2011-2020	5.28%
CONSERVATIVE PORTFOLIO
ATTN: JC WALLER/OMCAP
4643 S ULSTER ST STE 600
DENVER CO 80237-2881

*	None of the shares are known to be shares which the named beneficial owner has the right to acquire pursuant to Rule 13d-3(d)(1) under the Securities Exchange Act of 1934.

Listed below is the name, address and percent ownership of each person who, to the knowledge of Old Mutual Funds II, will own beneficially or of record 5% or more of the outstanding shares of the Large Cap Growth Fund * after the Reorganization is consummated, based on holdings as of November 17 , 2008:

Old Mutual Large Cap Growth Fund - Class A

MERRILL LYNCH	36.20%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

NATIONWIDE TRUST COMPANY FSB	6.41%
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS OH 43218-2029

Old Mutual Large Cap Growth Fund - Class C

MERRILL LYNCH	67.78%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

Old Mutual Large Cap Growth Fund - Class Z

CHARLES SCHWAB & CO INC	27.46%
REINVEST ACCOUNT
ATTN MUTUAL FUND DEPARTMENT
101 MONTGOMERY STREET
SAN FRANCISCO CA 94104-4151

NATIONAL FINANCIAL SERVICES CORP	20.19%
FOR THE EXCLUSIVE BEN OF OUR CUST
200 LIBERTY ST ONE WORLD FIN CNTR
ATTN MUTUAL FUNDS DEPT 5TH FL
NEW YORK NY 10281

Old Mutual Large Cap Growth Fund - Institutional Class

OLD MUTUAL ASSET ALLOCATION	63.84%
ATTN JC WALLER/OMCAP
4643 S ULSTER ST STE 600
DENVER CO 80237-2881

*	None of the shares are known to be shares which the named beneficial owner has the right to acquire pursuant to Rule 13d-3(d)(1) under the Securities Exchange Act of 1934.

The beneficial ownership of shares of the Select Growth Fund or the Large Cap Growth Fund by trustees and officers of Old Mutual Funds II as a group constituted less than 1% of the outstanding shares of each class of each Fund as of December 10, 2008.

LEGAL MATTERS

Certain legal matters concerning Old Mutual Funds II and its participation in the Reorganization, the issuance of shares of the Large Cap Growth Fund in connection with the Reorganization and the tax consequences of the Reorganization will be opined upon by Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, PA 19103.

INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

This Prospectus/Proxy Statement and the related statement of additional information do not contain all the information set forth in the registration statements, the exhibits relating thereto and the annual reports that Old Mutual Funds II has filed with the SEC pursuant to the requirements of the Securities Act of 1933 and the 1940 Act, to which reference is hereby made.  The SEC file number for the Old Mutual Funds II registration statement containing the current prospectuses and statement of additional information relating to both the Select Growth Fund and the Large Cap Growth Fund is Registration No. 2-99810.

Old Mutual Funds II is subject to the informational requirements of the 1940 Act and the Securities and Exchange Act of 1934 and in accordance therewith files reports and other information with the SEC.  Reports, proxy statements, registration statements and other information filed by Old Mutual Funds II (including the registration statement of Old Mutual Funds II relating to the Large Cap Growth Fund on Form N-14 of which this Prospectus/Proxy Statement is a part and which is hereby incorporated by reference) may be inspected without charge and copied at the public reference facilities maintained by the SEC in Washington, D.C., 20549-0102, and at the following regional office of the SEC: 500 West Madison Street, 14th Floor, Chicago, Illinois 60661.  Copies of such material may be obtained from the SEC at the prescribed rates.  The SEC maintains a website at http://www.sec.gov that contains information regarding Old Mutual Funds II and other registrants that file electronically with the SEC.

VOTING INFORMATION

The Select Growth Fund expects to solicit proxies principally by mail, but may also solicit proxies by telephone, facsimile, telegraph or personal interview.  Select Growth Fund officers will not receive any additional or special compensation for solicitation activities.  The Select Growth Fund also engaged the services of Broadridge to assist in the solicitation of proxies.  In all cases where a telephonic proxy is solicited, the Broadridge representative will ask for each shareholder’s full name and address or the zip code or employer identification number and to confirm that the shareholder has received this Prospectus/Proxy Statement and proxy card in the mail.  If the shareholder is a corporation or other entity, the Broadridge representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares.  If the information solicited agrees with the information provided to Broadridge, then the Broadridge representative may explain the voting process, read the proposals listed on the proxy card, and ask for the shareholder’s instructions on each proposal.  Although the Broadridge representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, but he or she may read any recommendation set forth in the Prospectus/Proxy Statement.  The telephone solicitor will record the shareholder’s voting instructions on the card.  Within 72 hours, the shareholder will be sent a confirming letter or mailgram to confirm his or her vote and asking the shareholder to call 866-615-7269 immediately if his or her instructions are not correctly reflected in the confirmation.

The Funds will pay all costs and expenses associated with the Reorganization, subject to current expense limitations.  Costs associated with the Reorganization generally include printing and mailing costs, solicitation costs, legal costs, costs paid to the Funds’ independent registered public accounting firm, and other miscellaneous costs.  All costs and expenses associated with the Reorganization will be allocated between the Funds on a pro rata basis based on each Fund’s relative net assets.   The anticipated costs of the reorganization are approximately $85,862 .

All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions they contain.  If no instructions are given, shares represented by proxies will be voted FOR the proposal to approve the Plan of Reorganization and in accordance with the Board’s recommendations on other matters.  The presence in person or by proxy of one-third of the outstanding shares of Select Growth Fund entitled to vote at the Special Meeting will constitute a quorum.

At the Special Meeting, a quorum being present, approval of the Plan of Reorganization requires the affirmative vote of the lesser of: (a) 67% or more of the voting securities of the Select Growth Fund present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of the Select Growth Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Select Growth Fund.  Abstentions and broker non-votes will be counted as shares present at the Special Meeting for quorum purposes but will not be considered votes cast at the Special Meeting.  As a result, they have the same effect as a vote against the Plan of Reorganization.  Broker non-votes arise from a proxy returned by a broker holding shares for a customer which indicates that the broker has not been authorized by the customer to vote on a proposal.  If you return a proxy, you may revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a notice of revocation to the Secretary of Old Mutual Funds II.  In addition, although mere attendance at the Special Meeting will not revoke a proxy, if you attend the Special Meeting you may withdraw your proxy and vote in person.  Shareholders may also transact any other business not currently contemplated that may properly come before the Special Meeting in the discretion of the proxies or their substitutes.

Shareholders of record as of the close of business on December 10, 2008 (the “Record Date”) are entitled to vote at the Special Meeting.  On the Record Date, there were 20,788.653 Class A shares, 29,074.484 Class C shares, 2,389.144 Institutional Class shares and 3,660,312.411 Class Z shares of the Select Growth Fund outstanding.  Each share held entitles a shareholder to one vote for each dollar (and a proportionate fractional vote for each fractional dollar) of net asset value of shares held by the shareholder.

If a quorum is not present at the Special Meeting, or if a quorum is present at the Special Meeting but sufficient votes to approve the Reorganization are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments to permit further solicitation of proxies.  Any such adjournment will require the affirmative vote of one third of those shares present at the Special Meeting or represented by proxy.  The persons designated as proxies may use their discretionary authority to vote as instructed by management of the Fund on questions of adjournment and on any other proposals raised at the Meeting to the extent permitted by the SEC’s proxy rules, including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules.

Only one Prospectus/Proxy Statement, along with one proxy card, is being delivered to multiple shareholders who share an address unless the Trust has received contrary instructions from one or more of the shareholders.  The Trust will deliver, promptly upon oral or written request, a separate copy of this Prospectus/Proxy Statement to a shareholder at a shared address to which a single copy of this Prospectus/Proxy Statement was delivered.

Shareholders may notify the Trust that they wish to receive a separate copy of this Prospectus/Proxy Statement, or wish to receive separate prospectuses and proxy statements in the future, by calling 888-772-2888 or write to Old Mutual Funds II at P.O. Box 219534, Kansas City, Missouri  64121-9534.  Multiple shareholders sharing an address can request to receive a single copy of proxy statements in the future if they are currently receiving multiples copies of proxy statements by calling or writing to the Trust as indicated above.

OTHER BUSINESS

The Board does not intend to present any other business at the Special Meeting.  Other matters will be considered if notice is given within a reasonable amount of time prior to the Special Meeting.  If any other matter may properly come before the Special Meeting, or any adjournment thereof, the persons named in the accompanying proxy card intend to vote, act, or consent thereunder in accordance with their best judgment at that time with respect to such matters.

The Trustees recommend approval of the Proposal.  Any unmarked proxies without instructions to the contrary will be voted in favor of approval of the Proposal.

____________________________________________
Distributor:  Old Mutual Investment Partners
R-08-422 12/2008

APPENDIX I
TO THE
COMBINED PROSPECTUS AND PROXY STATEMENT
DATED DECEMBER 17 , 2008

Relating to the Acquisition of Assets of
OLD MUTUAL SELECT GROWTH FUND

By and In Exchange for Shares of Beneficial Interest of
OLD MUTUAL LARGE CAP GROWTH FUND

PLAN OF REORGANIZATION
for
OLD MUTUAL SELECT GROWTH FUND
A Series Portfolio of
Old Mutual Funds II

This Plan of Reorganization provides for the sale of assets and liabilities of the Old Mutual Select Growth Fund (the “Select Growth Fund”), a series portfolio of Old Mutual Funds II (the “Trust”), to the Old Mutual Large Cap Growth Fund (the “Large Cap Growth Fund”), also a series portfolio of the Trust. The Large Cap Growth Fund is sometimes referred to herein as the “Surviving Fund”, and the Select Growth Fund is sometimes referred to herein as the “Reclassified Fund”. The Surviving Fund and the Reclassified Fund are sometimes collectively referred to herein as the “Funds”.

WHEREAS, the Trust is a Delaware statutory trust and a registered investment company under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Funds are each series portfolios of the Trust representing separate series of shares of beneficial interest of the Trust;

WHEREAS, the Funds are authorized to issue an unlimited number of Class A, Class C, Institutional Class and Class Z shares;

WHEREAS, the Large Cap Growth Fund has outstanding Class A, Class C, Institutional Class and Class Z shares and the Select Growth Fund has outstanding Class A, Class C, Institutional Class and Class Z shares; and

WHEREAS, the Board of Trustees (the “Board”) of the Trust has determined that it would be in the best interests of the Funds’ shareholders to sell all of the assets and liabilities of the Select Growth Fund to the Large Cap Growth Fund and reclassify the shares of the Select Growth Fund as shares of the Large Cap Growth Fund in the manner described below.

NOW, THEREFORE, the Select Growth Fund shall sell all of its assets and liabilities to the Large Cap Growth Fund and reclassify its shares on the following terms and conditions.

1.           Plan of Reorganization.

(a)           Attribution of Assets and Liabilities. At the Effective Time described in Section 3 below, the Select Growth Fund shall sell all of its assets and liabilities to the Large Cap Growth Fund and the proportionate undivided interest in the assets and liabilities of the Select Growth Fund attributable to its Class A, Class C, Institutional Class and Class Z shares shall become a part of the proportionate undivided interest in the assets and liabilities of the Large Cap Growth Fund attributable to its Class A, Class C, Institutional Class and Class Z shares, respectively, and any expenses, costs, charges and reserves allocated to the Class A, Class C, Institutional Class and Class Z shares of the Select Growth Fund immediately prior to the Effective Time shall become expenses, costs, charges and reserves allocated to the Class A, Class C, Institutional Class and Class Z shares, respectively, of the Large Cap Growth Fund. The Trust shall instruct its custodian to reflect in the custodian’s records for the Large Cap Growth Fund the attribution of the assets of the Select Growth Fund in the manner described above.

(b)           Reclassification of Shares. At the Effective Time described in Section 3 below, all of the issued and outstanding Class A, Class C, Institutional Class and Class Z shares of the Select Growth Fund shall be reclassified and changed into and become Class A, Class C, Institutional Class and Class Z shares, respectively, of the Large Cap Growth Fund based upon their respective net asset values, and thereafter shall have the attributes of Class A, Class C, Institutional Class and Class Z shares of the Large Cap Growth Fund.

The stock transfer books of the Select Growth Fund will be permanently closed at the Effective Time (described in Section 3 below) and only requests for the redemption of shares of the Select Growth Fund received in proper form prior to the close of trading on the New York Stock Exchange on the date of the Effective Time shall be accepted. Thereafter, redemption requests received by the Select Growth Fund shall be deemed to be redemption requests for the Large Cap Growth Fund shares into which such Select Growth Fund shares were reclassified under this Plan of Reorganization.

(c)           Shareholder Accounts. At the Effective Time described in Section 3 below, each shareholder of record of Class A, Class C, Institutional Class and Class Z shares of the Select Growth Fund will receive that number of Class A, Class C, Institutional Class and Class Z shares, respectively, of the Large Cap Growth Fund having an aggregate net asset value equal to the aggregate net asset value of the Class A, Class C, Institutional Class and Class Z shares, respectively, of the Select Growth Fund held by such owner immediately prior to the Effective Time.

The Trust will establish an open account on the records of the Large Cap Growth Fund in the name of each owner of record of the Select Growth Fund to which will be credited the respective number of shares of the Large Cap Growth Fund due such beneficial owner. Fractional shares of the Large Cap Growth Fund will be carried to the third decimal place. Certificates representing shares of the Large Cap Growth Fund will not be issued. The net asset value of the shares of the Select Growth Fund and the net value of the assets of the Large Cap Growth Fund will be determined at the Effective Time in accordance with the policies and procedures of the Trust.  Any special options (e.g., automatic investment plans on current Select Growth Fund shareholder accounts) will automatically transfer to the new accounts.

2.           Termination of Reclassified Fund. Immediately after the Effective Time described in Section 3 below, the Reclassified Fund shall cease to be an investment portfolio of the Trust and the Trust’s Board hereby authorizes the officers of the Trust to amend Schedule A to the Trust’s Agreement and Declaration of Trust and to take any other necessary action to terminate the Reclassified Fund as a separate investment portfolio of the Trust.

3.           Effective Time of the Reorganization. The reorganization of the Reclassified Fund contemplated by this Plan of Reorganization shall occur on March 6, 2009, at 4:30 p.m. Eastern time, or such other date and time as the officers of the Trust shall determine (the “Effective Time”).

4.           Approval of Shareholders. A meeting of the holders of the Select Growth Fund shares shall be duly called and constituted for the purpose of acting upon this Plan of Reorganization and the transactions contemplated herein. Approval by such shareholders of this Plan of Reorganization shall authorize the Trust to take the actions required to effect the Plan of Reorganization for the Funds.

5.           Conditions Precedent. The Trust will consummate the Plan of Reorganization only after satisfaction of each of the following conditions:

(a)           All consents, approvals, permits and authorizations required to be obtained from governmental authorities, including the Securities and Exchange Commission and state securities commissions, to permit the parties to carry out the transactions contemplated by this Plan of Reorganization shall have been received.

(b)           This Plan of Reorganization shall have been approved by the shareholders of the Reclassified Fund at a special meeting by the affirmative vote of a “majority of the outstanding voting securities” of the Reclassified Fund, as defined in the 1940 Act.  This means the lesser of: (a) the affirmative vote of 67% or more of the voting securities of Reclassified Fund present or represented by proxy at the special meeting, if the holders of more than 50% of the outstanding voting securities of the Reclassified Fund are present or represented by proxy; or (b) the affirmative vote of more than 50% of the outstanding voting securities of the Reclassified Fund.

(c)           The assets of the Select Growth Fund to be acquired by the Large Cap Growth Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by the Select Growth Fund immediately prior to the reclassification. For purposes of this paragraph 5(c), any assets used by the Reclassified Fund to pay the expenses it incurs in connection with this Plan of Reorganization and to effect all shareholder redemptions and distributions (other than regular, normal dividends and regular, normal redemptions pursuant to the 1940 Act, and not in excess of the requirements of Section 852 of the Code, occurring in the ordinary course of the Reclassified Fund’s business as a portfolio of an open-end management investment company) after the commencement of negotiations regarding the Reorganization shall be included as assets of the Reclassified Fund held immediately prior to the reclassification.

(d)           The dividend described in the last sentence of paragraph 6(a)(i) shall have been declared.

(e)           The Trust shall have received an opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”) to the effect that consummation of the transaction contemplated by this Plan of Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code (the “Code”), and that the shareholders of the Reclassified Fund will recognize no gain or loss to the extent that they receive shares of the Surviving Fund in exchange for their shares of the Reclassified Fund in accordance with this Plan of Reorganization. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Trust and others, and the officers of the Trust shall use their best efforts to make available such truthful certificates.

(f)           The Trust shall have received an opinion of Stradley Ronon, dated as of the Effective Time, addressed to and in form and substance satisfactory to the Trust, to the effect that this Plan of Reorganization has been duly authorized and approved by all requisite action of the Trust and the shareholders of the shares of the Reclassified Fund.

At any time prior to the Effective Time, any of the foregoing conditions may be waived by the Trust if, in the judgment of its Board of Trustees, such waiver will not have a material adverse effect on the benefits intended under this Plan of Reorganization for the Reclassified Fund’s shareholders.

6.           Old Mutual Select Growth Fund and Old Mutual Large Cap Growth Fund Tax Matters.

(a)           Old Mutual Select Growth Fund.

(i)           The Select Growth Fund has elected to be a regulated investment company under Subchapter M of the Code. The Select Growth Fund has qualified as such for each taxable year since inception that has ended prior to the Effective Time and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending at the Effective Time. The Select Growth Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. In order to (i) ensure continued qualification of the Select Growth Fund as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Select Growth Fund arising by reason of undistributed investment company taxable income or net capital gain, the Select Growth Fund will declare on or prior to the Effective Time to the shareholders of the Select Growth Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of the Select Growth Fund’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended March 31, 2008 and for the short taxable year beginning on April 1, 2008 and ending at the Effective Time and (B) all of the Select Growth Fund’s net capital gain for the taxable year ended March 31, 2008 and for such short taxable year.

(ii)           The Select Growth Fund has timely filed all tax returns required to be filed by it and all taxes with respect thereto have been paid. No deficiencies for any taxes have been proposed, assessed or asserted in writing by any taxing authority against the Select Growth Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a material adverse effect on the condition, financial or otherwise, property, assets or prospects of the Select Growth Fund.

(b)           Old Mutual Large Cap Growth Fund.

(i)           The Large Cap Growth Fund has elected to be treated as a regulated investment company under Subchapter M of the Code. The Large Cap Growth Fund has qualified as such for each taxable year since inception that has ended prior to the Effective Time and will satisfy the requirements of Part I of Subchapter M of the Code to maintain such qualification for its current taxable year. The Large Cap Growth Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

(ii)           The Large Cap Growth Fund has timely filed all returns required to be filed by it and all taxes with respect thereto have been paid. No deficiencies for any taxes have been proposed, assessed or asserted in writing by any taxing authority against the Large Cap Growth Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a material adverse effect on the condition, financial or otherwise, property, assets or prospects of the Large Cap Growth Fund.

7.           Termination. The Trust may terminate this Plan of Reorganization with the approval of its Board at any time prior to the Effective Time, notwithstanding approval thereof by the Reclassified Fund’s respective shareholders if, in the judgment of the Board, proceeding with the Plan of Reorganization would be inadvisable.

8.           Further Assurances. The Trust shall take such further action as may be necessary or desirable and proper to consummate the transactions contemplated hereby.

9.           Expenses. The Funds shall bear all costs and expenses associated with this Plan of Reorganization and the transactions contemplated hereby.  All costs and expenses associated with this Plan of Reorganization shall be allocated between the Funds on a pro rata basis based on each Fund’s relative net assets. Neither the Select Growth Fund nor the Large Cap Growth Fund (nor any Person related to the Select Growth Fund or the Large Cap Growth Fund) will pay or assume any expenses of the Select Growth Fund Shareholders (including, but not limited to, any expenses of Select Growth Fund Shareholders that are solely and directly related to the Reorganization).

This Plan of Reorganization was approved and adopted by the Board of the Trust on November 13, 2008.

OLD MUTUAL FUNDS II
ON BEHALF OF THE
OLD MUTUAL SMALL CAP FUND

December 17, 2008

Dear Shareholder:

The Old Mutual Small Cap Fund’s Board of Trustees (the “Board”) requests your vote on a proposal to reorganize the Old Mutual Small Cap Fund (the “Small Cap Fund”) into the Old Mutual TS&W Small Cap Value Fund (the “TS&W Small Cap Value Fund” and together with the Small Cap Fund, the “Funds”).  If the reorganization is approved by shareholders, you will receive shares of the TS&W Small Cap Value Fund equivalent in dollar value to your shares in the Small Cap Fund at the time of the reorganization.

The Board’s recommendation to reorganize the Small Cap Fund is based primarily on its compatibility with the TS&W Small Cap Value Fund and economies of scale that may be achieved by combining the Funds. Both Funds are advised by Old Mutual Capital, Inc., and while the Small Cap Fund is sub-advised by Liberty Ridge Capital, Inc. and Eagle Asset Management, Inc. and the TS&W Small Cap Value Fund is sub-advised by Thompson Siegel & Walmsley, LLC, both Funds primarily invest in small capitalization companies.  Reorganizing the Small Cap Fund will enable you to maintain your exposure to small capitalization companies while also enabling you to potentially benefit from the TS&W Small Cap Value Fund’s focus on investments in small capitalization companies with value characteristics.

In addition to the foregoing, the Board recommends reorganizing the Small Cap Fund so that shareholders may realize additional benefits such as equal or potentially lower expense ratios than the Small Cap Fund’s current expense ratios.  Importantly, the reorganization is designed to be a tax-free reorganization, so you should not realize a tax gain or loss as a direct result of the reorganization.  Additional details about the proposed reorganization are described in the enclosed Proxy Statement.

This proposal will be presented to shareholders at a special meeting of shareholders to be held on February 27, 2009 in Denver, Colorado. This package contains important information about the proposal, a proxy, a business reply envelope permitting you to vote by mail and simple instructions on how to vote by phone or via the Internet.  We encourage you to read the entire Proxy Statement, which describes the proposal in detail.

THE SMALL CAP FUND’S BOARD HAS CAREFULLY CONSIDERED THE PROPOSAL, BELIEVES THE PROPOSAL TO BE IN THE BEST INTERESTS OF SMALL CAP FUND SHAREHOLDERS, AND UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PROPOSAL.

You can vote in one of four ways:

BY MAIL using the enclosed proxy card;

BY INTERNET through the website listed on your proxy card ;

BY TELEPHONE by calling the number indicated on your proxy card ; or

IN PERSON at the Special Meeting of Shareholders on February 27, 2009.

Your vote is extremely important, no matter how many shares you own.  If we do not receive sufficient votes to approve the proposal, we may have to send additional mailings or conduct telephone solicitations.  If you have any questions about the proposal, please call our proxy solicitor, Broadridge at 866-615-7269 .

Thank you for your response and we look forward to preserving your trust as a valued shareholder over the long term.

Sincerely,

[Missing Graphic Reference]
Leigh A. Wilson
Chairman
Old Mutual Funds II

OLD MUTUAL FUNDS II
Old Mutual Small Cap Fund

NOTICE OF MEETING OF SHAREHOLDERS

To Be Held on February 27, 2009

4643 South Ulster Street, Suite 600
Denver, Colorado 80237

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of the Old Mutual Small Cap Fund (the “Small Cap Fund”) of Old Mutual Funds II (the “Trust”) will be held at the offices of Old Mutual Capital, Inc. (“Old Mutual Capital”) located at 4643 South Ulster Street, Suite 600, Denver, Colorado 80237 on February 27, 2009, at 10:00 a.m. Mountain Time (the “Special Meeting”), for the purpose of voting on the proposal set forth below and to transact such other business that may properly come before the Special Meeting, or any adjournments thereof:

Approval of a Plan of Reorganization that provides for the sale of assets and liabilities of the Small Cap Fund to the Old Mutual TS&W Small Cap Value Fund.

The proposal is discussed in greater detail in the attached Prospectus/Proxy Statement.  You are entitled to vote at the Special Meeting or any adjournments thereof if you owned shares of the Small Cap Fund at the close of business on December 10, 2008.  If you attend the Special Meeting or any adjournments thereof, you may vote your shares in person.  Whether or not you intend to attend the Special Meeting or any adjournments thereof in person, you may vote in any of the following ways:

(1)	Mail: Vote, sign, date and return the enclosed proxy card(s) in the enclosed postage-paid envelope;

(2)
Telephone: Have your proxy card(s) available. Vote by telephone by calling the toll-free number on your proxy card(s) which is available 24 hours a day, 7 days a week. Enter the control number on the proxy card(s) (a confirmation of your telephone vote will be mailed to you); or

(3)
Internet: Have your proxy card(s) available. Vote on the Internet by accessing the website listed on your proxy card(s). Enter the control number from your proxy card(s). Follow the simple instructions found on the website.

By order of the Board of Trustees,

[Missing Graphic Reference]
Andra C. Ozols, Secretary
Old Mutual Funds II
Dated: December 17, 2008
Denver, Colorado

COMBINED PROSPECTUS AND PROXY STATEMENT
DECEMBER 17, 2008

Relating to the Acquisition of Assets of
OLD MUTUAL SMALL CAP FUND

By and In Exchange for Shares of Beneficial Interest of
OLD MUTUAL TS&W SMALL CAP VALUE FUND

EACH A SERIES PORTFOLIO OF
OLD MUTUAL FUNDS II
4643 South Ulster Street, Suite 600
Denver, Colorado 80237
888-772-2888

This document is being furnished to you in connection with the Special Meeting of Shareholders of Old Mutual Small Cap Fund (the “Small Cap Fund” or a “Fund” ), a series portfolio of Old Mutual Funds II, a Delaware statutory trust (“Old Mutual Funds II”), to be held at the offices of Old Mutual Capital, Inc., located at the address listed above, at 10:00 a.m. Mountain Time on February 27, 2009 (the “Special Meeting”).  At the Special Meeting, you will be asked to approve a plan of reorganization (the “Plan of Reorganization”) for the Small Cap Fund and the consummation of the transactions described therein, as further described in this Combined Prospectus and Proxy Statement (“Prospectus/Proxy Statement”).

The Board of Trustees of Old Mutual Funds II, on behalf of the Small Cap Fund, is soliciting this proxy.  This prospectus/proxy statement will first be mailed to shareholders on or about January 9, 2009.  The Board of Trustees of Old Mutual Funds II has unanimously approved the Plan of Reorganization as being in the best interests of Small Cap Fund shareholders and recommends that you vote “FOR” the proposal.

The Plan of Reorganization provides for the acquisition of assets and liabilities of the Small Cap Fund by the Old Mutual TS&W Small Cap Value Fund (“TS&W Small Cap Value Fund” or a “Fund” and together with the Small Cap Fund, the “Funds”) and the reclassification of the issued and outstanding shares of the Small Cap Fund into shares of the TS&W Small Cap Value Fund based upon the net asset values of the two Funds (the “Reorganization”).  The TS&W Small Cap Value Fund is also a series portfolio of Old Mutual Funds II.  Upon the consummation of the Reorganization, all of the assets and liabilities of the Small Cap Fund will become assets and liabilities of the TS&W Small Cap Value Fund, and Class A shares of the Small Cap Fund will be reclassified as Class A shares of the TS&W Small Cap Value Fund, Class C shares of the Small Cap Fund will be reclassified as Class C shares of the TS&W Small Cap Value Fund, Institutional Class shares of the Small Cap Fund will be reclassified as Institutional Class shares of the TS&W Small Cap Value Fund, and Class Z shares of the Small Cap Fund will be reclassified as Class Z shares of the TS&W Small Cap Value Fund.  The value of your account in the TS&W Small Cap Value Fund immediately after the Reorganization will be the same as the value of your account in the Small Cap Fund immediately before the Reorganization.

The Funds have similar investment strategies in that both Funds invest primarily in small capitalization companies.  However, the Small Cap Fund seeks to provide investors with above-average total returns over a three to five year market cycle, consistent with reasonable risk, by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small capitalization companies, while the TS&W Small Cap Value Fund seeks to provide investors with long-term capital growth by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small capitalization companies with value characteristics. The TS&W Small Cap Value Fund generally invests in small capitalization companies that Thompson Siegel & Walmsley, LLC (“TS&W”), the TS&W Small Cap Value Fund’s sub-adviser, believes present a value or potential worth that is not recognized by prevailing market prices or that have experienced some fundamental changes and are intrinsically undervalued by the investment community.

The Small Cap Fund invests in small capitalization companies with market capitalizations similar to the companies in the Russell 2000 Index, while the TS&W Small Cap Value Fund invests in small capitalization companies with market capitalizations similar to the companies in the Russell 2000 Value Index.  As of March 31, 2008, the Russell 2000 Index included companies with market capitalizations between $25 million and $6.8 billion and the Russell 2000 Value Index included companies with market capitalizations between $25 million and $5.7 billion.  For additional information regarding the Funds’ investment strategies, see the “Introduction - Comparison of Investment Objectives and Policies” section of this Prospectus/Proxy Statement.

This Prospectus/Proxy Statement sets forth concisely the information that you should know before voting on the Plan of Reorganization.  This Prospectus/Proxy Statement should be read in its entirety and retained for future reference.  The statement of additional information related to this Prospectus/Proxy Statement dated December 17, 2008, is available upon request and without charge by contacting Old Mutual Funds II at the address or telephone number above, and is hereby incorporated by reference.

Like shares of the Small Cap Fund, shares of the TS&W Small Cap Value Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency and involve risk, including the possible loss of the principal amount invested.

The current prospectus for Class A and Class C shares for the Funds dated July 28, 2008, as supplemented, and the current prospectus for Class Z and Institutional Class shares for the Funds dated December 9, 2008, as supplemented, together with the related statement of additional information for Class A, Class C, Institutional Class and Class Z shares for the Funds dated December 9, 2008, as supplemented, are on file with the Securities and Exchange Commission (the “SEC”).  The prospectuses, statement of additional information, as well as the most recent annual report and semi-annual report for Old Mutual Funds II are available without charge by writing to Old Mutual Funds II, P.O. Box 219534, Kansas City, Missouri 64121-9534, or by calling 888-772-2888.  The SEC maintains a website at http://www.sec.gov that contains the prospectuses and statement of additional information described above, material incorporated by reference, and other information about Old Mutual Funds II.  You can obtain additional information about the Funds on the Old Mutual Funds II website located at oldmutualfunds.com.

As with all mutual fund securities, the SEC has not approved or disapproved these securities or determined whether the information in this Prospectus/Proxy Statement is adequate or accurate.  Any representation to the contrary is a criminal offense.

[End of Front Cover Page]

OLD MUTUAL FUNDS II
Old Mutual Small Cap Fund

INTRODUCTION
A.	Questions and Answers Regarding the Reorganization
B.	Comparison of Investment Objectives and Policies
C.	Comparison of Risk Factors
D.	Comparison of Pricing, Purchase and Redemption Policies, Sales Charges, and Distribution
E.	Comparison of Fees and Expenses
F.	Comparison of Performance
THE REORGANIZATION
A.	Information About The Reorganization
B.	Reasons for the Reorganization
C.	Federal Income Tax Consequences
D.	Other Conditions
E.	Shareholders’ Rights
F.	Capitalization
OTHER INFORMATION ABOUT THE FUNDS
A.	Investment Adviser and Sub-Advisers
B.	Portfolio Managers
C.	Financial Highlights
D.	Pending Litigation
E.	Additional Information About the Funds
OWNERSHIP OF FUND SHARES
LEGAL MATTERS
INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
VOTING INFORMATION
OTHER BUSINESS

APPENDIX I Plan of Reorganization

INTRODUCTION

The “Introduction” section of this Prospectus/Proxy Statement provides a brief overview of the key features and other matters typically of interest to shareholders considering a proposed reorganization between mutual funds.  These responses are qualified in their entirety by the remainder of this Prospectus/Proxy Statement, which you should read carefully because it contains additional information and details regarding the proposed reorganization.  The description of the Reorganization is qualified by reference to the full text of the Plan of Reorganization, which is attached as Appendix I.

A.	Questions and Answers Regarding the Reorganization

Q.	WHAT IS BEING PROPOSED?

A.
The Plan of Reorganization provides for the sale of all the assets and liabilities of the Small Cap Fund to the TS&W Small Cap Value Fund and the reclassification of the issued and outstanding Small Cap Fund shares into TS&W Small Cap Value Fund shares.  If shareholders of the Small Cap Fund approve the Plan of Reorganization and other closing conditions are satisfied, all of the assets and liabilities of the Small Cap Fund will become the assets and liabilities of the TS&W Small Cap Value Fund, and the issued and outstanding Class A, Class C, Institutional Class and Class Z shares of the Small Cap Fund will be converted into Class A, Class C, Institutional Class and Class Z shares, respectively, of the TS&W Small Cap Value Fund, with an aggregate net asset value equal to the value of the Small Cap Fund’s net assets immediately prior to the Reorganization.  The value of each Small Cap Fund shareholder’s account in the TS&W Small Cap Value Fund immediately after the Reorganization will be the same as the value of such shareholder’s account with Small Cap Fund immediately prior to the Reorganization.

Q.	WHY IS THE REORGANIZATION IN THE BEST INTERESTS OF SHAREHOLDERS?

A.           The Board of Trustees (the “Board”) of Old Mutual Funds II, including each of the independent Trustees, determined that the Reorganization would be in the best interests of both Funds and their shareholders based on the following factors, among others:

•	The compatibility of the investment objectives and principal investment strategies of the two Funds.

•	The continuity of management given that Old Mutual Capital is the adviser to both Funds.

•	Old Mutual Capital’s agreement to reduce the management fee for the TS&W Small Cap Value Fund from 1.10% to 1.00% upon consummation of the Reorganization.

•
Old Mutual Capital’s agreement to reduce the expense limitations for the TS&W Small Cap Value Fund’s Class A, Class C, Class Z and Institutional Class shares to 1.50%, 2.25%, 1.25% and 1.10%, respectively, effective upon consummation of the Reorganization.

•	Equal or potentially lower total expense ratios for the combined Fund resulting from increased asset levels and corresponding economies of scale.

•
Old Mutual Capital’s belief that the combined Fund will have improved marketability based upon its historical performance record and will be better poised to attract new assets and enable shareholders to benefit from economies of scale.

•	The potential operating efficiencies that may result from combining the Funds.

•	The tax-free nature of the Reorganization for Federal income tax purposes, so shareholders should not realize a tax gain or loss as a direct result of the Reorganization.

Q.	WHAT IS THE RECOMMENDATION OF THE BOARD OF TRUSTEES?

A.	The Board recommends that you vote “FOR” the Reorganization.

Q.	DO THE FUNDS HAVE THE SAME INVESTMENT OBJECTIVE?

A.
The Small Cap Fund seeks to provide investors with above-average total return over a three to five year market cycle, consistent with reasonable risk, by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small capitalization companies, while the TS&W Small Cap Value Fund seeks to provide investors with long-term capital growth by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small capitalization companies with value characteristics.

The Funds have similar investment strategies in that both Funds invest primarily in small capitalization companies.  The Small Cap Fund invests in small capitalization companies with market capitalizations similar to the companies in the Russell 2000 Index, while the TS&W Small Cap Value Fund invests in small capitalization companies with market capitalizations similar to the companies in the Russell 2000 Value Index.  As of March 31, 2008, the Russell 2000 Index included companies with market capitalizations between $25 million and $6.8 billion and the Russell 2000 Value Index included companies with market capitalizations between $25 million and $5.7 billion.  In addition, the TS&W Small Cap Value Fund primarily invests in securities that TS&W believes present a value or potential worth that is not recognized by prevailing market prices or that have experienced some fundamental changes and are intrinsically undervalued by the investment community.

Q.	WHAT ARE THE PRIMARY DIFFERENCES IN THE INVESTMENT STRATEGIES AND RISKS OF THE FUNDS?

A.
While both Funds invest primarily in securities of small capitalization issuers, the TS&W Small Cap Value Fund normally invests at least 80% of its net assets in securities of small capitalization issuers with value characteristics.  This means that to the extent the TS&W Small Cap Value Fund invests in small capitalization issuers with value characteristics, it may be exposed to greater investment style risk because market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor.  The market may not favor the TS&W Small Cap Value Fund’s value style of investing, and the TS&W Small Cap Value Fund’s returns may vary considerably from other equity funds using different investment styles.  The Small Cap Fund invests in companies with both value and growth characteristics and, as a result, may be less susceptible to investment style risk.  However, the Small Cap Fund’s returns may be lower than the TS&W Small Cap Value Fund during market cycles that favor companies with value characteristics.

Q.	HOW DO THE FUNDS COMPARE IN SIZE?

A.
As of September 30, 2008, the Small Cap Fund’s net assets were $30.7 million and the TS&W Small Cap Value Fund’s net assets were $49.6 million.  The asset size of each Fund fluctuates on a daily basis and the asset size of the TS&W Small Cap Value Fund after the Reorganization may be larger or smaller than the combined assets of the Funds as of September 30, 2008.

Q.	WILL THE PROPOSED REORGANIZATION RESULT IN HIGHER INVESTMENT MANAGEMENT FEES OR OTHER FUND EXPENSES?

A.
Upon the closing date of the Reorganization, which is anticipated to be effective the close of business on or about March 6, 2009 (the “Closing Date”), Old Mutual Capital has agreed to reduce the management fee and the expense limitations for the TS&W Small Cap Value Fund so that they are the same as the management fee and expense limitations currently in place for the Small Cap Fund.  Although the contractual sub-advisory fee for the TS&W Small Cap Value Fund is 0.10% higher than the contractual sub-advisory fee for the Small Cap Fund, the contractual sub-advisory fee for the TS&W Small Cap Value Fund will be reduced by 0.05% on the Closing Date.  Because the sub-advisory fee is paid by Old Mutual Capital from its management fee proceeds, the higher sub-advisory fee will not immediately result in higher fund expenses.  In addition, the projected gross total expense ratios of the TS&W Small Cap Value Fund following the completion of the Reorganization are expected to be equal to or lower than the current expense ratios of the Small Cap Fund, and contractual expense limitations will remain in place through at least December 31, 2009.

Q.	WHAT ARE THE TAX CONSEQUENCES OF THE PROPOSED REORGANIZATION?

A.
Legal counsel to the Small Cap Fund and the TS&W Small Cap Value Fund will issue an opinion to Old Mutual Funds II that the Reorganization will constitute a tax-free reorganization for Federal income tax purposes.  Thus, shareholders are not expected to be subject to Federal income taxes as a direct result of the Reorganization.

Q.	WILL THE SHAREHOLDER SERVICES PROVIDED BY OLD MUTUAL CAPITAL CHANGE?

A.
No.  Old Mutual Capital manages the Small Cap Fund and the TS&W Small Cap Value Fund.  The custodian, transfer agent and distributor are also the same for both Funds.  Purchase, exchange and redemption privileges are also the same for both Funds.  Please consult your financial intermediary for information on any services provided by them to the Funds.

Q.	CAN I CONTINUE TO ADD TO MY SMALL CAP FUND ACCOUNT?

A.	Yes. Small Cap Fund shareholders may continue to make investments in the Small Cap Fund until at least the date of shareholder approval (anticipated on February 27, 2009).

Q.	WHAT HAPPENS IF THE REORGANIZATION IS NOT APPROVED?

A.
Effective on or about March 31, 2009, Liberty Ridge will cease providing investment sub-advisory services to the Small Cap Fund.  If the Reorganization is not approved, any shares you held in the Small Cap Fund will remain Small Cap Fund shares, but Liberty Ridge will not continue to provide sub-advisory services to the Small Cap Fund after March 31, 2009.  Eagle will continue to provide investment sub-advisory services to the Small Cap Fund.  The Board and Old Mutual Capital would determine what further action to take, which may include recommending that shareholders approve one or more new investment sub-advisers to the Small Cap Fund, or transferring all the Fund’s assets to Eagle.  The TS&W Small Cap Value Fund would continue to operate separately.

Q.	WILL EITHER FUND PAY FOR THE PROXY SOLICITATION, LEGAL AND OTHER COSTS ASSOCIATED WITH THE PROPOSED REORGANIZATION?

A.
The Funds will pay all costs and expenses associated with the Reorganization, subject to current expense limitations.  Costs associated with the Reorganization generally include printing and mailing costs, solicitation costs, legal costs, costs paid to the Funds’ independent registered public accounting firm, and other miscellaneous costs.  All costs and expenses associated with the Reorganization will be allocated between the Funds on a pro rata basis based on each Fund’s relative net assets.   The anticipated costs of the reorganization are approximately $38,692 .

Q.	IF APPROVED, WHEN WILL THE PROPOSED REORGANIZATION TAKE PLACE?

A.
If approved, the Reorganization will be effective the close of business on or about March 6, 2009, or as soon as reasonably practicable after shareholder approval is obtained.  Shortly after completion of the Reorganization, shareholders will receive a confirmation statement reflecting their new TS&W Small Cap Value Fund account number and number of shares owned.

Q.	WHAT IF I WANT TO EXCHANGE MY SHARES FOR ANOTHER OLD MUTUAL FUND PRIOR TO THE REORGANIZATION?

A.
You may exchange your shares into other mutual funds advised by Old Mutual Capital (each an “Old Mutual Fund”) before the Closing Date by calling 888-772-2888 or contacting your financial intermediary.  If you choose to exchange your Small Cap Fund shares for another Old Mutual Fund, your request will be treated as a normal exchange of shares and will be a taxable transaction unless your shares are held in a tax-deferred account, such as an IRA.  If you exchange your shares before the date of the Special Meeting or any adjournments thereof, you will still be asked to cast your vote on the Reorganization.

Q.	HOW MANY VOTES AM I ENTITLED TO CAST?

A.
Shareholders of record as of the close of business on December 10, 2008 (the “Record Date”) are entitled to vote at the Special Meeting.  You are entitled to one vote for each dollar (and a proportionate fractional vote for each fractional dollar) of net asset value of shares held in your name as determined as of the Record Date.

Q.	HOW CAN I VOTE MY SHARES?

A.
You are entitled to vote at the Special Meeting or any adjournments thereof if you owned shares of the Small Cap Fund as of the close of business on December 10, 2008.  If you attend the Special Meeting or any adjournments thereof, you may vote your shares in person.  Whether or not you intend to attend the Special Meeting or any adjournments thereof in person, you may vote in any of the following ways:

(1)	Mail: Vote, sign, date and return the enclosed proxy card(s) in the enclosed postage-paid envelope;

(2)
Telephone: Have your proxy card(s) available. Vote by telephone by calling the toll-free number on your proxy card(s) which is available 24 hours a day, 7 days a week. Enter the control number on the proxy card(s) (a confirmation of your telephone vote will be mailed to you); or

(3)
Internet: Have your proxy card(s) available. Vote on the Internet by accessing the website listed on your proxy card(s). Enter the control number from your proxy card(s). Follow the simple instructions found on the website.

Q.	IF I VOTE MY PROXY NOW, CAN I CHANGE MY VOTE LATER?

A.
If you vote your proxy now, you may revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a notice of revocation to the Secretary of Old Mutual Funds II.  In addition, although mere attendance at the Special Meeting will not revoke a proxy, if you attend the Special Meeting you may withdraw your proxy and vote in person.

Q.	WHAT IS THE REQUIRED VOTE TO APPROVE THE PROPOSED REORGANIZATION?

A.
At the Special Meeting, a quorum being present, approval of the Reorganization requires the affirmative vote of a “majority of the outstanding voting securities” of the Small Cap Fund as defined by the Investment Company Act of 1940, as amended (the “1940 Act”).  This means the affirmative vote of the lesser of: (a) 67% or more of the voting securities of Small Cap Fund present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of Small Cap Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of Small Cap Fund.

Q.	WHOM SHOULD I CALL FOR ADDITIONAL INFORMATION ABOUT THIS PROSPECTUS/PROXY STATEMENT?

A.	Please call the proxy solicitor, Broadridge, at 866-615-7269 to obtain additional information regarding the proposed Reorganization.

B.	Comparison of Investment Objectives and Policies

The Funds have similar investment strategies in that both Funds invest primarily in small capitalization companies.  In addition, both Funds are advised by Old Mutual Capital, though the Small Cap Fund is sub-advised by Liberty Ridge Capital, Inc. (“Liberty Ridge”) and Eagle Asset Management, Inc. (“Eagle”) and the TS&W Small Cap Value Fund is sub-advised by Thompson Siegel & Walmsley, LLC (“TS&W”).  The Small Cap Fund seeks to provide investors with above-average total returns over a three to five year market cycle, consistent with reasonable risk, by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small capitalization companies.  The TS&W Small Cap Value Fund seeks to provide investors with long-term capital growth by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small capitalization companies with value characteristics.

Reorganizing the Small Cap Fund into the TS&W Small Cap Value Fund will enable Small Cap Fund shareholders to maintain exposure to small capitalization companies while increasing exposure to value-oriented companies.  This is because the TS&W Small Cap Value Fund primarily invests in small capitalization securities that TS&W believes present a value or potential worth that is not recognized by prevailing market prices or that have experienced some fundamental changes and are intrinsically undervalued by the investment community.  The sub-advisers to the Small Cap Fund generally tend to focus on companies in the blend space, meaning they share both value and growth characteristics.  The Small Cap Fund uses the Russell 2000 Index as its benchmark and invests in small capitalization companies with market capitalizations similar to the companies in the Russell 2000 Index.  The TS&W Small Cap Value Fund uses the Russell 2000 Value Index as its benchmark and invests in small capitalization companies with market capitalizations similar to the companies in the Russell 2000 Value Index.  As of March 31, 2008, the Russell 2000 Index included companies with market capitalizations between $25 million and $6.8 billion and the Russell 2000 Value Index included companies with market capitalizations between $25 million and $5.7 billion.  The market capitalizations of the companies in the Funds’ portfolios and the Indices change over time and the Funds will not automatically sell or stop buying stock of a company they already own if the company’s market capitalization grows or falls out of this range.

The annual portfolio turnover rate for the Small Cap Fund was 117.94% for the fiscal year ended March 31, 2008.  The TS&W Small Cap Value Fund’s portfolio turnover rate for the same period was 40.37%.  A fund with a higher rate of portfolio turnover will result in higher transaction costs and may result in additional taxes for shareholders as compared to a fund with less portfolio turnover.

C.	Comparison of Risk Factors

Each Fund may invest in various types of securities or use certain investment techniques to achieve its investment objective. The following is a summary of the principal risks associated with such securities and investment techniques. Additional information about these risks is included in the Funds’ prospectus. As with any security, an investment in either Fund involves certain risks, including loss of principal. An investment in the Funds is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency. The fact that a particular risk is not identified does not indicate that a Fund does not invest its assets in, or is precluded from investing its assets in, securities that give rise to that risk.

Similar Risk Factors of the Funds

Like all investments in securities, you risk losing money by investing in the Funds.  The main risks of investing in each Fund are as follows:

Stock Market Risk.  The value of the stocks and other securities owned by the Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The market may also fail to recognize a Sub-Adviser’s determination of an investment’s value or a Sub-Adviser may misgauge that value.

Small Company Risk.  The Funds invest primarily in small-capitalization companies.  While small-capitalization companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation.  The trading markets for securities of small-capitalization issuers may be less liquid and more volatile than securities of larger companies.  This means that the Fund s could have greater difficulty buying or selling a security of a small-capitalization issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk.  Companies that have similar lines of business are grouped together in broad categories called industries.  Certain industries are grouped together in broader categories called sectors.  The Fund s may focus their investments in certain industries within certain sectors, which may cause the Funds ’ performance to be susceptible to the economic, business or other developments that affect those industries.

Primary Differences in Risk Factors of the Funds

Investment Style Risk.  Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor.  The market may not favor the TS&W Small Cap Value Fund’s value style of investing, and the TS&W Small Cap Value Fund’s returns may vary considerably from other equity funds using different investment styles.

More information regarding the risks of investing in the Funds is included in the Old Mutual Funds II prospectus.

D.	Comparison of Pricing , Purchase and Redemption Policies, Sales Charges, and Distribution

Shares of the Small Cap Fund and the TS&W Small Cap Value Fund are distributed by Old Mutual Investment Partners (“OMIP” or the “Distributor”) , a wholly-owned subsidiary of Old Mutual Capital.   The Distributor receives no compensation for serving in such capacity, except as provided in separate distribution plans, adopted pursuant to Rule 12b-1 of the 1940 Act for each Fund’s Class A and Class C shares, and service plans which enable the Funds to directly and indirectly bear certain expenses relating to the distribution and sale of shares and services provided to shareholders.  Pursuant to 12b-1 plans, b oth the Small Cap Fund and the TS&W Small Cap Value Fund pay OMIP a service fee at an annual rate of 0.25% of the average daily net assets attributable to Class A shares and a distribution fee and service fee at an annual combined rate of 1.00% of the average daily net assets attributable to Class C shares.   Because these fees are paid out of the assets of Class A and Class C on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.   For more information on distribution and service fees, refer to the Old Mutual Funds II prospectus.

The Funds have the same procedures for calculating share price and valuing portfolio securities, and the same policies regarding excessive or short term trading.  These policies and procedures are described in the following sections .

Share Price

The price you pay for a share of a Fund and the price you receive upon selling or redeeming a share of a Fund is called the net asset value (“NAV”).  NAV per share class of a Fund is calculated by dividing the total net assets of each class of a Fund by the total number of the classes’ shares outstanding of that Fund.  NAV is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open. NAV is not calculated, and you may not conduct Fund transactions, on days the NYSE is closed (generally weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day).

Your purchase, exchange, or redemption of a Fund’s shares will be priced at the next NAV calculated after your request is received in good order by the Fund’s transfer agent or other Fund agents.  Shares begin to earn dividends on the first business day following the day of purchase.  Shares earn dividends until the day of redemption.  The NAV of your shares when redeemed may be more or less than the price you originally paid, depending primarily upon the Fund's investment performance.  If a Fund invests in another investment company, that Fund’s NAV is based in part on the NAV of the other investment companies in which the Fund invests.  The prospectuses for these other investment companies explain the circumstances under which they may use fair value pricing and its effects.

The Trust may enter into agreements with broker-dealers, financial institutions, retirement plan accounts, trading platforms, certain fee-based programs, or other service providers (“financial intermediaries”) that may include the Funds as an investment alternative in the programs they offer or administer.  If you buy shares through a financial intermediary, generally your order must be received by the financial intermediary and transmitted to OMIP or its designee by the close of regular trading on the NYSE in order for you to receive that day’s offering price.  Otherwise, the order will receive the offering price that is determined on the next day the NYSE is open.  The Trust and financial intermediaries reserve the right to reject customer orders that are incomplete or otherwise not in “good order.”  Financial intermediaries may also accept certain customer orders conditioned on the understanding that the orders may later be rejected in the event they cannot be transmitted to OMIP or its designee in a timely manner.  The Trust will be deemed to have received a purchase or redemption order from authorized financial intermediaries (“authorized financial intermediaries”) when the financial intermediary, or its authorized designee, accepts the order. The customer order will be priced at the Fund’s NAV next computed after such order is unconditionally accepted by an authorized financial intermediary or its authorized designee.

Valuing Portfolio Securities

The Funds use pricing services to determine the market value of the securities in their portfolios.  Except as discussed below, the Funds generally use the market price of securities as of the close of regular trading on the NYSE to value equity securities held in the Funds’ portfolios, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day.

Short-term investments in the Funds are priced at amortized cost, which approximates market value.  The market value of bonds is determined based on an evaluated price.  If a Fund holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates.  Because foreign markets may be open at different times than the NYSE, the price of a Fund’s shares may change on days when its shares are not available for purchase or sale.  If a market quotation is not readily available or is believed to be unreliable, the security is valued at fair value pursuant to procedures approved by the Board.

Fair Value Pricing

The Funds have fair value pricing procedures in place, and a Valuation Committee meets as necessary to value securities in appropriate circumstances that may include, but are not limited to, when a market price is believed to be unreliable, is unavailable, or if Fund assets have been affected by events occurring after the close of trading of a securities market, but before a Fund calculates its NAV.  By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market, a Fund attempts to establish a price that it might reasonably expect to receive upon its current sale of that security.  These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interest or other harm to shareholders.  In addition, fair value pricing is a helpful tool in preventing excessive short-term trading activity because it may make it more difficult for potentially disruptive shareholders to determine if pricing inefficiencies exist in a Fund’s securities.  The valuation assigned to fair valued securities for purposes of calculating the Fund's NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.  Although intended to do so, the fair value procedures may not always better represent the price at which the Fund could sell the fair valued security and may not always result in a more accurate NAV.

Policy Regarding Excessive or Short-Term Trading

While the Funds provide shareholders with daily liquidity, they are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity, market-timing, or other abusive trading practices.  Short-term trading, market-timing, or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, and may harm Fund performance.  In particular, frequent trading of Fund shares may:

•	cause a Fund to keep more assets in cash or cash equivalents than it otherwise would, causing the Fund to miss out on investment opportunities;
•	force a Fund to sell some of its investments sooner than it otherwise would in order to honor redemptions;
•	increase brokerage commissions and other portfolio transaction expenses if securities are constantly being bought and sold by a Fund as assets move in or out; or
•	dilute the value of Fund shares held by long-term shareholders.

The Trust, Old Mutual Capital, and their agents, will not knowingly permit investors to excessively trade the Funds, although no guarantees can be made that all such trading will be identified and restricted.  Purchase and sale orders may be received through financial intermediaries.  The Trust, Old Mutual Capital, and their agents cannot always know or reasonably detect short-term trading through financial intermediaries, or through the use of omnibus accounts by financial intermediaries.

To minimize harm to the Funds and their shareholders, the Trust, Old Mutual Capital, and their agents reserve the right to reject any purchase order, including exchange purchases, for any reason without prior notice.

The Board has adopted, and Old Mutual Capital and its affiliates (collectively, for purposes of this section Policy Regarding Excessive or Short-Term Trading, “Old Mutual Capital”) and their agents have implemented the following tools designed to discourage excessive short-term trading in the Funds:

•	trade activity monitoring;
•	trading guidelines for certain retail mutual funds advised by Old Mutual Capital;
•	a redemption/exchange fee on short-term trades in certain retail mutual funds advised by Old Mutual Capital; and
•	selective use of fair value pricing.

These tools are described in more detail below except fair value pricing, which is described above.  Although these tools are designed to discourage short-term trading, none of these tools alone nor all of them taken together eliminate the possibility that short-term trading activity in the Funds will occur.  Moreover, each of these tools other than the redemption/exchange fee involves judgments that are inherently subjective.  Old Mutual Capital and its agents seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.  For purposes of applying these tools, Old Mutual Capital and its agents may consider an investor’s trading history in the retail mutual funds advised by Old Mutual Capital (together referred to as the “Old Mutual Funds”), other funds, and accounts under common ownership, influence or control.  Old Mutual Capital and the Funds may modify these procedures in response to changing regulatory requirements or to enhance the effectiveness of the procedures.

Trade Activity Monitoring

The Trust or its agent has entered into a shareholder information agreement with each of its Financial Intermediaries, as such term is defined by Rule 22c-2 under the Investment Company Act of 1940, as amended, pursuant to which such Financial Intermediaries are obligated to provide individual shareholder transaction information to the Trust or its agents for the purpose of monitoring individual shareholder trading activity.  Old Mutual Capital and its agents monitor selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, Old Mutual Capital or one of its agents determines that a shareholder has engaged in excessive short-term trading, it will (i) advise the shareholder or use its best efforts to work with the Financial Intermediary that holds the account to inform the shareholder that he or she must stop such activities, and (ii) use its best efforts to refuse to process purchases or exchanges in the shareholder’s account other than exchanges into an affiliated money market fund (if available).  Determining whether a shareholder has engaged in excessive short-term trading involves judgments that are inherently subjective.  In making such judgments, Old Mutual Capital and its agents seek to act in a manner that they believe is consistent with the best interests of Old Mutual Fund shareholders.

The ability of Old Mutual Capital and its agents to monitor trades that are placed by the underlying shareholders of omnibus accounts that are held by intermediaries other than Financial Intermediaries (“Second-Tier Intermediaries”) may be limited because Second-Tier Intermediaries may choose not to disclose individual shareholder transaction information, or may not disclose such information in a timely manner upon the Trust’s request.  Old Mutual Capital and its agents rely on Financial Intermediaries and the willingness, ability and rights of Second-Tier Intermediaries to monitor trading activity in omnibus accounts and/or enforce the Funds’ excessive short-term trading policy.  Old Mutual Capital and its agents will attempt to apply the excessive short-term trading policy uniformly to all accounts.

Trading Guidelines

If a shareholder exceeds four exchanges out of an Old Mutual Fund (other than the Old Mutual Cash Reserves Fund) per calendar year, or if the Trust, Old Mutual Capital, or one of their agents, determines that a shareholder’s short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), the Trust will not knowingly accept any additional purchase and exchange orders from such shareholder.  The Trust, Old Mutual Capital, and their agents may accept exchanges that are detected under these guidelines if they believe that such transactions are not short-term trading activity, for legitimate trading purposes and consistent with the best interests of long-term shareholders. Using the proceeds from the redemption of shares of one Old Mutual Fund to purchase shares of one or more other Old Mutual Funds is considered a single exchange.  The Trust may permit exceptions to the four exchange limit for wrap accounts that can demonstrate they are following a bona fide asset allocation program.

Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for purposes of this policy and may be rejected in whole or in part.  Transactions accepted by a financial intermediary in violation of the short-term trading policy are not deemed accepted by the Fund and may be cancelled or revoked.  Old Mutual Capital and its agents may also suspend or terminate a shareholder’s exchange privileges if a shareholder engages in a disruptive pattern of exchanges.  The Trust and Old Mutual Capital also reserve the right to delay delivery of redemption proceeds for up to 7 days or to honor certain redemptions with securities rather than cash.

Redemption/Exchange Fee

The Funds impose a 2.00% redemption/exchange fee on total redemption proceeds before applicable deferred sales charges of any shareholder redeeming shares, including redemption by exchange, of the Funds within 10 calendar days of their purchase.  The Funds will impose a redemption/exchange fee to the extent that the number of Fund shares redeemed exceeds the number of Fund shares that have been held for more than 10 calendar days.  In determining how long shares of a Fund have been held, Old Mutual Capital assumes that shares held by the investor for the longest period of time will be sold first.  A Fund will retain the redemption/exchange fee for the benefit of the remaining shareholders.  Due to operational requirements, certain financial intermediaries’ methods for tracking and calculating the fee may differ in some respects from the Funds’ methods for tracking and calculating the fee.

The Funds charge the redemption/exchange fee to discourage market-timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements, to help minimize the impact the redemption or exchange may have on the performance of a Fund, to facilitate Fund management, and to offset certain transaction costs and other expenses a Fund incurs because of the redemption or exchange.

The Funds will not charge the 2.00% redemption/exchange fee on transactions involving the following:

•
total or partial redemptions of shares by omnibus accounts maintained by financial intermediaries such as broker-dealers and retirement plans and their service providers that do not have the systematic capability to process the fee;

•
total or partial redemptions of shares by omnibus accounts maintained by financial intermediaries such as broker-dealers and retirement plans and their service providers that have negotiated pre-existing legal covenants and agreements with the Funds to waive or not to impose the fee;

•	total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the Funds or a financial intermediary;

•	redemptions of shares from employer-sponsored retirement plans, such as 401(k) plans, which are made in connection with the withdrawal of an entire plan from a Fund;

•	certain broker wrap fee and other fee-based programs;

•	redemptions initiated by a Fund, as permitted in the prospectus; or

•
redemptions by the Old Mutual Asset Allocation Portfolios (each of which is a “fund of funds” that primarily invests in shares of Old Mutual Funds) or by other asset allocation or target date funds advised by Old Mutual Capital.

There is no guarantee that the Trust will be successful in its efforts to enforce its redemption/exchange fee.

Certain financial intermediaries such as broker/dealers, banks, insurance companies and retirement plan administrators may impose frequent trading restrictions that differ from the Funds’ frequent trading restrictions, if such frequent trading restrictions are deemed by Old Mutual Capital or its agents to sufficiently protect Fund shareholders.  Please contact your broker/dealer, bank, insurance company or retirement plan administrator to determine what frequent trading restrictions may apply to your account.

Share Classes

The Funds offer the same share classes.  These share classes are described below.

The Trust offers four classes of shares:  Class A, Class C, Class Z and Institutional Class.  Each class represents investments in the same portfolio of securities of a Fund and has the same rights and privileges as the other share classes of that Fund, except that:  (i) each class may be subject to different sales charges (loads); (ii) each class may be subject to different distribution fees, which, if applicable, are paid pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act; (iii) each class is subject to different service fees, which, if applicable, are paid pursuant to a service plan which may be adopted under Rule 12b-1 of the 1940 Act; (iv) exchanges are generally not permitted between the various share classes but only among the same class; and (v) each class may have exclusive voting rights with respect to matters affecting only that class.  When choosing a share class, you should consult your financial adviser as to which class is most suitable for you.  Below is a summary of certain features of the share classes.

You will not pay a sales charge in connection with the acquisition of the TS&W Small Cap Value Fund shares pursuant to the Reorganization.  In addition, the holding period for purposes of calculating any contingent deferred sales charge applicable to Class A or Class C shares of the TS&W Small Cap Value Fund received pursuant to the Reorganization will be the date of original purchase of the corresponding Class A or Class C shares of the Small Cap Fund and not the date of the Reorganization.

Sales Charges

The Funds impose the same sales charges, which are described below.

	CLASS A	CLASS C	CLASS Z	INSTITUTIONAL CLASS
Initial Sales Charge	up to 5.75%	None	None	None

CDSC	None (except on redemptions of certain large purchases held for less than one year)	1.00% on redemption within one year	None	None

Distribution and Service Fees	0.25%	1.00%	None	None

Dividends	Generally higher than Class C due to lower annual expenses	Generally lower than Class A due to higher annual expenses	Generally higher than Class A due to lower annual expenses	Generally higher than Class Z due to lower annual expenses

Typical Shareholder	Generally more appropriate for long-term investors	Generally more appropriate for shorter-term investors	Generally more appropriate for shorter-term investors	Generally more appropriate for shorter-term investors

Class A Shares

A sales charge may be imposed on the purchase of Class A shares of a Fund (initial sales charge).  You may be eligible to pay a reduced initial sales charge or none at all, as described below.  The term Public Offering Price used below includes a Fund’s NAV plus any applicable initial sales charge.  The sales charge information in this section of the Prospectus can also be accessed, free of charge, at oldmutualfunds.com.

Class A shares of are currently sold with an initial sales charge ranging from 5.75% to 2.00% of the offering price on purchases of up to $1 million.

	Investor’s Initial Sales Charge

Amount of Investment in a	As a Percentage of the Public	As a Percentage of the Net
Single Transaction	Offering Price	Amount Invested

Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	0%	0%

Certain investors may be eligible to purchase Class A shares at NAV and not pay an initial sales charge.  Other investors may be eligible for a reduced initial sales charge on purchases of Class A shares.  Below are the various ways that investors may qualify for a reduction or elimination of initial sales charges on purchases of Class A shares.  The statement of additional information contains more detail on how to qualify for certain of these reductions or eliminations of initial sales charges.

Class A Purchases Not Subject to Initial Sales Charges

You will not pay initial sales charges:

•
On purchases of $1 million or more Class A shares of a Fund.  However, redemptions of Class A shares of a Fund purchased at NAV may result in your paying a CDSC if such shares are redeemed within one year of purchase.  See “Class A - Contingent Deferred Sales Charges” below.

•
On additional purchases of one or more Funds that result in account balances of Class A shares of the Funds totaling $1 million or more.  However, redemptions of Class A shares of a Fund purchased at NAV may result in your paying a CDSC if such shares are redeemed within one year of purchase.  See “Class A - Contingent Deferred Sales Charges” below.

•	On shares purchased by reinvesting dividends and distributions.

•	On purchases of the Old Mutual Cash Reserves Fund.

•	When exchanging shares among Old Mutual Funds with the same or higher initial sales charges. See “Exchanges Between Funds” below for more information on exchanges between funds.

•
When using the reinstatement privilege, which allows you to reinvest all or part of the proceeds from a previous redemption of Old Mutual Fund shares.  See the statement of additional information for more information on the reinstatement privilege.

•	When a merger, consolidation or acquisition of assets of a Fund occurs.

•	If you are Old Mutual Capital, an affiliated company of Old Mutual Capital, or a sub-adviser and you purchase your shares directly through the Distributor.

•	If you are an employee benefit plan established for employees of Old Mutual Capital, sub-adviser or their affiliates.

•	If you are a discretionary advised client of Old Mutual Capital or its affiliates.

•
If you are a registered representative or employee of selected dealers who have entered into agreements with the Distributor (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the Funds) or any member of the immediate family (including spouse and children) of any such person, provided that purchases at NAV are permitted by the policies of, and are made through, such person’s employer.

•	If you are a financial institution trust department investing an aggregate of up to $1 million in Class A shares of Old Mutual Funds (excluding the Old Mutual Cash Reserves Fund).

•
If you are a managed account (wrap) program for the benefit of clients of broker-dealers and financial institutions or financial planners adhering to certain standards established by the Trust that provides asset allocation or similar specialized investment services or investment company transaction services for their customers, that charges a minimum annual fee for such services, and that has entered into an agreement with the Distributor or a clearing agent that has an agreement with the Distributor with respect to its use of the Funds in connection with such services.

•
If you are a pension, profit-sharing or other employee benefit plan created pursuant to a plan qualified under Section 401 of the Internal Revenue Code (the “Code”) or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code.  See the statement of additional information for applicable restrictions.  Participants in such plans that establish one or more separate accounts with a Fund may include, for purposes of determining any applicable reductions of initial sales charges, only the participants’ individual investments in the plans.

•
If you are an individual or entity with substantial business relationship with the Trust, Old Mutual Capital or their affiliates, as determined by a Vice President or more senior officer of the Trust or Old Mutual Capital, and you purchase your shares directly through the Distributor.

Class A Purchases Eligible for Reductions of Initial Sales Charges

In addition to the above described reductions in initial sales charges for purchases over a certain dollar amount, you may also be eligible to participate in one or more of the programs described below to lower your initial sales charge.  To be eligible to participate in these programs, you must inform your broker-dealer or financial adviser at the time you purchase shares that you would like to participate in one or more of the programs and provide information necessary to determine your eligibility to participate, including the account number(s) and names in which your accounts are registered at the time of purchase.  In addition, OMF II may request account statements if it is unable to verify your account information.

Rights of Accumulation.  Purchases of new Class A shares may be combined with Class A shares of all Old Mutual Funds (except the Old Mutual Cash Reserves Fund) that you previously purchased for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases.  The applicable initial sales charge for the new purchase is based on the amount of your current purchase and the current value of all Class A shares of Old Mutual Funds (except the Old Mutual Cash Reserves Fund) that you own.  See the statement of additional information, available from Old Mutual Capital, f or more information on rights of accumulation.

Letters of Intent.  Under a Letter of Intent (“LOI”), you commit to purchase a specified dollar amount of Class A shares of one or more Old Mutual Funds (except the Old Mutual Cash Reserves Fund) during a thirteen-month period.  The amount you agree to purchase determines the amount of the initial sales charge you will pay.  If you fail to purchase the full amount of your commitment in the LOI within the thirteen-month period, your account will be adjusted to the higher initial sales charge for the amount actually invested.  See the statement of additional information, available from Old Mutual Capital, for more information on LOIs.

Concurrent Purchases.  You may combine the amount invested in simultaneous purchases of Class A and Class C shares of two or more Old Mutual Funds (except the Old Mutual Cash Reserves Fund) to determine your Class A sales charge.

Purchasers Qualifying for Reductions of Initial Sales Charges

Only certain persons or groups are eligible for the reductions in initial sales charges described in the preceding section.  These qualified purchasers include the following:

Individuals.

•	An individual, his or her spouse, or children residing in the same household.

•	Any trust established exclusively for the benefit of an individual.

Trustees and Fiduciaries.

•	A trustee or fiduciary purchasing for a single trust, estate or fiduciary account, and

Other Groups.

•
Any organized group of persons, whether or not incorporated, purchasing Class A shares of one or more Old Mutual Funds, provided that (i) the organization has been in existence for at least six months; and (ii) the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders at the time of purchase and, if necessary, support their qualification for the reduced charge with appropriate documentation.  Appropriate documentation includes, without limitation, account statements regarding Class A shares of  Old Mutual Funds held in all accounts (e.g., retirement accounts) by the investor, and, if applicable, his or her spouse and children residing in the same household, including accounts at broker-dealers or other financial intermediaries different than the broker-dealer of record for the current purchase of Fund shares.  The Distributor reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing, to the reduced initial sales charge.  No person or entity may distribute shares of any Fund without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

Class A - Contingent Deferred Sales Charges

A CDSC will apply to purchases of $1 million or more of Class A shares that are redeemed within 12 months of the date of purchase, other than to purchases of the Old Mutual Cash Reserves Fund.  This charge will be of based on the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gain distributions) or the total original cost of such shares and will be charged at 1% of Class A shares purchased at NAV on all purchases of $1 million or more, other than to purchases of the Old Mutual Cash Reserves Fund.  In determining whether a CDSC is payable, and the amount of any such charge, shares not subject to the CDSC are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase.  No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 12 months of the date the shares were originally purchased.

The CDSC will be waived on redemptions of shares purchased by an investor in amounts of $1 million or more under the following circumstances:

•
where such investor’s dealer of record, due to the nature of the investor’s account, notifies the Distributor prior to the time of investment that the dealer waives the payments otherwise payable to the dealer;

•	on purchases made in connection with the reinvestment of dividends and distributions from a Fund;

•	on exchanges of shares of certain other Old Mutual Funds (see the statement of additional information for more information on the exchange privilege);

•
on redemptions of Class A shares of the Old Mutual Cash Reserves Fund acquired through direct purchase; however, if you acquired Class A shares of the Old Mutual Cash Reserves Fund through an exchange of Class A shares of another Old Mutual Fund, you may be subject to a CDSC upon redemption;

•
When using the reinstatement privilege, which allows you to reinvest all or part of the proceeds from a previous redemption of Old Mutual Fund shares (see the statement of additional information for more information on the reinvestment privilege); or

•	on purchases made in connection with a merger, consolidation or acquisition of assets of a Fund.

Class C Shares

Class C shares are not subject to an initial sales charge but may be sold with a CDSC.  Class C shares of each Fund are currently sold with a CDSC of 1% on shares redeemed within one year of purchase.  Shares of the Funds redeemed after one year will not pay a CDSC.

The overall cost per share of investing in Class C shares in amounts greater than $1,000,000 is generally higher than the comparable cost of investing in similar dollar amounts of Class A shares.  Accordingly, the Trust will refuse an investor’s order to purchase additional Class C shares when, to the knowledge of the Distributor, the value of all Class C shares of Old Mutual Funds in all of the investor’s related accounts exceeds $1,000,000.  For purposes of this policy, “related accounts” refers to the accounts that may be aggregated for purposes of purchasing Class A shares with a reduced initial sales charge. In no event will the Trust honor an order to purchase more than $1,000,000 of Class C shares of the Old Mutual Funds.

Class C - Contingent Deferred Sales Charges

The CDSC on Class C shares may be waived:

•	on total or partial redemptions where the investor’s dealer of record notified the Distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable;

•	If you redeem shares acquired through reinvestment of dividends and distributions;

•	On increases in the NAV of your shares;

•
When using the reinstatement privilege, which allows you to reinvest all or part of the proceeds from a previous redemption of Old Mutual Fund shares (see the statement of additional information for more information on the reinstatement privilege);

•	Upon the death of the shareholder or plan participant (if you present a death certificate for the applicable shareholder or plan participant);

•
Upon the post-purchase disability (as defined in Section 72(m)(7) of the Code) of the shareholder or plan participant (if such shareholder or plan participant provides a physician’s certification of such disability and such certification is acceptable in form and substance to the Trust).  Pursuant to Section 72(m)(7) of the Code, an individual shall be considered to be disabled if she is unable to engage in any substantially gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration;

•	on required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70½;

•
on redemptions through a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 10% of the value of the shareholder’s investment in Class C shares at the time the  shareholder elects to participate in the Systematic Withdrawal Plan; or

•	on the liquidation of a shareholders account by the Trust for failure to maintain the required minimum account balance.

There may be other situations when you may be able to purchase or redeem Class A or Class C shares at reduced or without sales charges.  Consult the statement of additional information, available from Old Mutual Capital, for details.

Computing a Contingent Deferred Sales Charge

The CDSC on redemptions of Class A and Class C shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions.  In determining whether to charge a CDSC, the Trust will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

Purchase Procedures

The purchase and redemption procedures are the same for both Funds and are described below.

You may purchase Class A and Class C shares of each Fund through select broker-dealers or other financial institutions that are authorized to sell you shares of the Funds.  Eligible investors may purchase Class Z and Institutional Class shares of each Fund directly through the Funds’ transfer agent or through select financial intermediaries that are authorized to sell you shares of the Funds.  Such financial institutions or financial intermediaries may charge you a fee for this service in addition to each Fund’s public offering price.

Purchases of shares of each Fund may be made on any day on which the NYSE is open for business.  For your purchase order to be effective on the day you place your order with your broker-dealer or other financial institution, the broker-dealer or financial institution must receive your order before 4:00 p.m. Eastern Time and promptly transmit the order to the Funds.  The broker-dealer or financial institution is responsible for promptly transmitting purchase orders to the Funds so that you may receive the same day’s NAV.  If you purchase shares directly through the Funds’ transfer agent, your order must be received before 4:00 p.m. Eastern Time for your purchase order to be effective on the day you place your order.  The price per share you will pay to invest in a Fund is its NAV next calculated after the transfer agent or other authorized representative accepts your order, plus any applicable initial sales charge.

Eligible Investors

Class Z shares may only be purchased through certain brokers, dealers, registered investment advisers, and tax deferred plans that are authorized to sell and/or service Class Z shares of a Fund, except that:  (1) persons or entities who are the beneficial owners of, and who have continuously maintained since June 4, 2007, an investment in Class Z shares of any retail mutual fund currently advised by Old Mutual Capital (“Grandfathered Investment”) and any person or entity listed in the account registration of a Grandfathered Investment, such as joint owners, trustees, custodians, and designated beneficiaries; and (2) employees of Old Mutual Capital and OMIP, trustees/directors of any mutual fund currently advised by Old Mutual Capital, fund counsel to any mutual fund currently advised by Old Mutual Capital, and their immediate families may continue to purchase Class Z shares in any applicable manner.  Class Z shares will not be available to new shareholders through direct purchase, including retail no-transaction-fee (NTF) platforms, after June 4, 2007.

The following investors (eligible investors) qualify to purchase Institutional Class shares with a minimum initial investment of at least $1 million in a Fund:

•	A bank, trust company, or other type of depository institution purchasing shares for its own account;

•	An insurance company, registered investment company, endowment, or foundation purchasing shares for its own account;

•	Pension or profit sharing plans or the custodian for such a plan; and

•	Qualified or non-qualified employee benefit plans.

Other institutional investors may be eligible to purchase Institutional Class shares at the discretion of Old Mutual Capital.  Eligible investors may purchase Institutional Class shares with a minimum initial investment of $100,000 in a Fund provided they sign an LOI, committing them to increase that investment to a minimum investment of $1 million in that Fund within twelve months.  Old Mutual Capital reserves the right to change the amount of Institutional Class investment minimums from time to time or to waive them in whole or in part for certain investors or groups of investors.  If you are an eligible investor and do not invest at least $1 million in a Fund within twelve months, you will cease to be an eligible investor and the Fund may convert your Institutional Class shares to Class Z shares, if available.  If Class Z shares are not offered by the Fund, the Fund may convert your Institutional Class shares to Class A shares at net asset value, if available.  The Fund shall notify you of any proposed conversion so that you may increase your Institutional Class account balance to the required minimum.

The Funds also reserve the right to close Institutional Class accounts that do not meet the investment minimum, unless solely as a result of depreciation in share value.  If the Fund closes your account, it will redeem your shares and send you the cash proceeds.   If you hold Institutional Class shares directly with a Fund, you may receive notice prior to the closure of your account so that you may increase your account balance to the required minimum.  Certain Institutional Class accounts held through intermediaries may not be subject to closure by the Fund due to the policies of the intermediaries.  However, you may receive notice from your intermediary to increase your Institutional Class account balance to the required minimum to avoid having the intermediary close your account.  Please note that you may incur federal income tax liability resulting from the redemption of Fund shares.

Registered investment companies advised by Old Mutual Capital are not subject to the Institutional Class investment minimums.  Please see the statement of additional information for more information about LOIs.

Concepts to Understand

TRADITIONAL IRA.  An individual retirement account.  Your contributions may or may not be deductible depending on your circumstances.  Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

SPOUSAL IRA.  An IRA funded by a working spouse in the name of a nonworking spouse.

ROTH IRA.  An IRA with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

SIMPLE IRA.  An IRA or 401(k) plan sponsored by a small business employer under which each employee elects the portion of his or her compensation to be contributed to the IRA, and the employer is required to make additional contributions.

COVERDELL EDUCATION SAVINGS ACCOUNTS.  A savings account with non-deductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses.

For more complete IRA information, consult your financial adviser or a tax adviser.

Minimum Investments Applicable to Class A, Class C and Class Z*

	Initial	Additional

Regular Accounts	$2,500	no minimum
Uniform Gifts/Transfer To Minor Accounts	$500	no minimum
Traditional IRAs	$2,000	no minimum
Roth IRAs	$2,000	no minimum
Coverdell Education Savings Accounts	$500	no minimum
Systematic Investment Plans I (“SIP I”) (1)	$500	$25
Systematic Investment Plans II (“SIP II”) (2)	No minimum	$50

*	The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part.

(1)	If a SIP I is established, the minimum initial investment for the Fund is $500 with a monthly systematic additional investment of $25 or more. A SIP I may be established on any type of account.

(2)	An investor may establish a SIP II with no minimum initial investment if the monthly systematic additional investment is at least $50. A SIP II may be established on any type of account.

Redemption Procedures

You may sell your shares of a Fund by contacting your broker-dealer or other financial institution at which you maintain an account.  The broker-dealer or financial institution may charge you a fee for this service.  Sale orders received by the transfer agent or other authorized representatives by 4:00 p.m. Eastern Time will be priced at the Fund’s next calculated NAV.  The redemption price will be reduced by any applicable CDSC and redemption/exchange fee.  The Fund generally sends payment for your shares the business day after your order is accepted.  Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to 7 days.  Also, if the Fund has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected, which may take up to 15 days from the date of purchase.

Limitations on selling shares by telephone

Proceeds Sent by	Minimum	Maximum
Check	no minimum	$50,000 per day
Wire*	no minimum	$50,000 per day
ACH	no minimum	$50,000 per day

*             Wire fee is $10 per Federal Reserve Wire.

Please note that the banking instructions to be used for wire and ACH redemptions must be established on your account in advance of placing your sell order.

Written Redemption Orders

Some circumstances require written sell orders along with signature guarantees.  These include:

•	Redemptions by check, wire or ACH in excess of $50,000;

•	Requests to send proceeds to a different address or payee;

•	Requests to send proceeds to an address that has been changed within the last 30 days; and

•	Requests to wire proceeds to a different bank account.

For joint accounts, each signature must be guaranteed.  A signature guarantee may be obtained from a bank, broker dealer, credit union, securities exchange or association, clearing agency or savings association and must include the title of the signatory.  A notary public does not provide a signature guarantee.  A valid signature guarantee must appear in the following format:

“Signature(s) Guaranteed”
[Institution’s Name]
By:  [Signature]
Title:  [Title of Signatory]

Systematic Withdrawal Plan

A Systematic Withdrawal Plan permits you to have payments of $50 or more mailed or automatically transferred from your Fund accounts to your designated checking or savings account.  Consult your broker, dealer, or financial institution regarding how to establish this feature.  Please note that to utilize this feature, you must maintain an account balance of $5,000 or more.

General Purchase and Redemption Policies

•
IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT:   The Trust is required by Federal law to obtain, verify, and record information that identifies each person who opens a new account.  If you do not provide this information, we may not be able to open your account.  Each Fund reserves the right to close your account or take such other action deemed appropriate if we are unable to verify your identity.

•	Each Fund may reject or suspend acceptance of purchase orders.

•	Each Fund reserves the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1% of the aggregate NAV of the Fund in any 90-day period.

•
Payment for telephone purchases must be received by the Fund’s transfer agent within seven days or you may be liable for any losses the Fund incurs as a result of the cancellation of your purchase order.

•
When placing a purchase, sale, or exchange order through an authorized representative, it is the representative’s responsibility to promptly transmit your order to the Fund’s transfer agent so that you may receive that same day’s NAV.

•
State Street Bank and Trust Company, the custodian for IRAs and Coverdell Education Savings accounts, currently charges a $10 annual custodial fee to IRA accounts and a $7 annual custodial fee to Coverdell Education Savings accounts.  Custodial fees are automatically deducted from your account if not received by the announced due date, usually in mid-December.

•
Because of the relatively high cost of maintaining smaller accounts, each Fund charges an annual fee of $12 if your account balance drops below $1,000.  This fee does not apply to Uniform Gifts/Transfer to Minor Accounts, Coverdell Education Savings Accounts, Systematic Investment Plans or shareholders who consent to receive account statements and regulatory mailings electronically.  The Funds will provide 60 days’ prior notice of the imposition of this fee.  The Funds will not impose this fee if you purchase additional shares during the notice period to bring your account balance to at least $1,000.

•
For non-retirement accounts, if the value of your investment in the Fund falls below $500, we may redeem your shares and mail the proceeds to you.  You will be provided 60 days’ prior notice of such redemption.  Your shares will not be redeemed if you purchase additional shares during the notice period to bring your account balance to at least $500.

•	Asset allocation programs set up in networked accounts, which have been pre-approved by the Fund, will not be subject to the minimum account balances as described above.

•
The Funds produce account statements, annual and semi-annual financial reports and annual updates to the prospectus that will be mailed to you.  You may elect to receive the account statements, financial reports and prospectus updates electronically by enrolling at oldmutualfunds.com.  To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of the Fund.  Call your broker-dealer or financial adviser if you need additional copies of financial reports or prospectuses.  If you do not want the mailing of these documents to be combined with those for other members of your household, please call us and we will begin delivery within 30 days of your request.  If you purchased your shares through a financial intermediary, please contact your broker-dealer or financial adviser to request separate mailings.

Exchanges Between Funds

You may exchange some or all shares of a particular class of a Fund for the same class of another Old Mutual Fund that offers such class of shares as long as the Fund is open to new investors.  In addition, Class Z shares may be exchanged for Institutional Class shares of the same Fund, subject to the investment qualifications and minimums of Institutional Class shares.

Generally, you will not pay an initial sales charge when you exchange Class A shares of a Fund for another Old Mutual Fund.  However, you may be required to pay an initial sales charge when exchanging Class A shares from an Old Mutual Fund with no initial sales charge or a lower initial sales charge than the Old Mutual Fund into which you are exchanging.  If you exchange into an Old Mutual Fund whose shares are subject to a CDSC, we will calculate the holding period from the date you made your original purchase and not the date you exchanged your shares.

If a shareholder exceeds four exchanges out of any of the Old Mutual Funds (except the Old Mutual Cash Reserves Fund) per calendar year, or if the Funds, Old Mutual Capital, or one of their agents determines, in its sole discretion, that a shareholder’s short-term trading activity is excessive, the determining party may, in its discretion, reject any additional purchase and exchange orders.  In addition, short-term exchanges may be subject to a redemption/exchange fee.  See the section of this Prospectus/Proxy Statement entitled “Policy Regarding Excessive or Short-Term Trading” for details of the limitations on exchanging between Old Mutual Funds and the redemption/exchange fee.  The minimum investment requirements also apply to exchanges.

Before making an exchange, you should obtain and review the prospectus of the Old Mutual Fund whose shares are being acquired.  Shareholders should be aware that a financial intermediary may charge a fee for handling an exchange.  Shareholders may realize a taxable gain or loss on any exchange.

Opening an Account

Shares may be purchased through the following methods:

Through a Financial Intermediary:
Contact your broker, investment adviser, financial planner, retirement plan sponsor or other financial intermediary.

In Writing:
Complete the application. Mail your completed application and a check to:

Regular Mail:
Old Mutual Funds II P.O. Box 219534 Kansas City, Missouri 64121-9534

Overnight Mail:
Old Mutual Funds II 210 West 10th Street, 8th Floor Kansas City, Missouri 64105

By Telephone:
Call us at 888-772-2888 to receive an account application or make an investment with existing bank information on your current account.

By Wire:
Call us at 888-772-2888 to receive an application. Once the account is established, wire your investment to the bank listed below.

United Missouri Bank of Kansas City, N.A. ABA # 10-10-00695 Account # 98705-23469

Include the following information with the wiring instructions:
Fund name in which you wish to invest Your name Your Social Security or tax ID number Your account number

Return the account application.

To Make Additional Investments to an Existing Account

Through a Financial Intermediary :
Contact your broker, investment adviser, financial planner, retirement plan sponsor or other financial intermediary.

In Writing :

Fill out an investment slip.

Mail the slip and the check to:

Old Mutual Funds II
P.O. Box 219534
Kansas City, Missouri  64121-9534

By Telephone :

Call us at 888-772-2888.

By Wire :

Have your bank send your investment to:

United Missouri Bank of Kansas City, N.A.
ABA # 10-10-00695
Account # 98705-23469

Include the following information with the wiring instructions:

Fund name
Your name
Your Social Security or tax ID number
Your account number

By ACH :

Complete the bank information section on the account application.

Attach a voided check or deposit slip to the account application.

The maximum purchase allowed through ACH is $100,000 and this option must be established on your account 15 days prior to initiating a transaction.

Via The Internet :

Complete the bank information section on the account application.

Enter the “My Account” section of the OMF II Website located at oldmutualfunds.com and follow the instructions for purchasing shares.

To Sell Shares

Through a Financial Intermediary :
Contact your broker, investment adviser, financial planner, retirement plan sponsor or other financial intermediary.

In Writing :

Write a letter of instruction that includes the following information:

your name(s) and signature(s)
your account number
the Fund name
the dollar amount you wish to sell
how and where to send the proceeds

If required, obtain a signature guarantee.  Mail your request to:

Old Mutual Funds II
P.O. Box 219534
Kansas City, Missouri  64121-9534

By Telephone :

Sales orders may be placed by telephone provided this option was selected on your account application.  There may be limitations on sales orders placed by telephone.  Please call 888-772-2888.  Note: Persons under age 59 1/2 may only make sales from IRA accounts in writing, not by telephone.

By Wire :

Sale proceeds may be wired at your request.  Be sure OMF II has your wire instructions on file.

There is a $10 charge for each wire sent by the Fund.

By ACH :

Complete the bank information section on the account application.

Attach a voided check or deposit slip to the account application.

Please note that sale proceeds sent via ACH will not be posted to your bank account until the second business day following the transaction.

Via the Internet :

Enter the “My Account” section of the OMF II Website located at oldmutualfunds.com and follow the instructions for redeeming shares.

Distributions and Taxes

As a regulated investment company, a Fund generally does not pay Federal income tax on the income and gains it distributes to you.  The Funds pay shareholders dividends from their net investment income and distributions from their net realized capital gains at least once a year, if available.  A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate Federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

Dividends and distributions will be reinvested in your Fund account unless you instruct the Fund otherwise.  There are no fees on reinvestments.  Alternatively, you may elect to receive your dividends and distributions in cash in the form of a check, wire, or ACH.

Taxes on Transactions

In general, if you are a taxable investor, Fund distributions (other than a return of capital) are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

The tax status of your distributions for each calendar year will be detailed in your annual tax statement from the Fund.  The current qualified dividend income and long-term capital gains tax rates for non-corporate shareholders are provided in the table below.

Taxability of Distributions to Individuals and Other Non-Corporate Shareholders

Type of Distribution	Tax rate for 15% bracket and lower	Tax rate for brackets higher than 15%
Dividends Generally	Ordinary income rate	Ordinary income rate
Qualified Dividends	0%	15%
Short-term Capital Gains	Ordinary income rate	Ordinary income rate
Long-term Capital Gains	0%	15%

In addition, investors in taxable accounts should be aware of the following basic tax points:

•
Distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. If you are an individual or other non-corporate shareholder and meet certain holding period requirements, a portion of income dividends paid by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates.

•	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

•	Distributions declared to shareholders with a record date in December - if paid to you by the end of January - are taxable for Federal income tax purposes as if received in December.

•
A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain or loss (provided the shares are held as a capital asset), which will be short-term if you held your shares for 12 months or less and long-term if you held your shares for more than 12 months.

•	Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

•
If you invest in a Fund shortly before it makes a capital gain distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution. This is sometimes referred to as “buying a dividend” because, although the distribution is in effect a return of a portion of the purchase price, it is taxable.

By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares.  A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund shares are generally not sold outside the U.S. Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to any investment in the Fund. If you are not a citizen or resident of the U.S., see the statement of additional information for more information.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice.  Because everyone’s tax situation is unique, you should consult your tax professional about Federal, state, local, or foreign tax consequences before making an investment in a Fund.  Refer to the statement of additional information for additional tax information.

E.	Comparison of Fees and Expenses

The following tables compare the fees and expenses you may incur directly or indirectly as an investor in the Small Cap Fund and the TS&W Small Cap Value Fund and show the projected estimated fees and expenses of the TS&W Small Cap Value Fund (“pro forma”) assuming the Reorganization is approved and is consummated on the Closing Date.  Annual operating expenses for the Funds shown below have been restated to reflect expenses as of September 30, 2008 and were determined based on each Fund’s net assets as of September 30, 2008.  Shareholder transaction fees are paid directly from your account.  Annual operating expenses are paid out of the Fund’s assets.  Additional fees may be imposed by your investment adviser or broker.

Fees and Expenses Table – Small Cap Fund and TS&W Small Cap Value Fund

	Class A	Class C	Institutional Class	Class Z
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	None(1)	1.00%	None	None

Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)	2.00%(2)	2.00%(2)

Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00	$12.00

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

	Management Fees(3)	Distribution (12b-1) Fees	Service Fees	Other Operating Expenses	Acquired Fund Fees and Expenses(4)	Total Other Expenses	Total Annual Operating Expenses	Expense (Reduction)/ Recoupment	Net Annual Operating Expenses(5)
Class A
Small Cap Fund (Unaudited)	1.00%	None	0.25%	12.22%	0.01%	12.48%	13.48%	(11.97%)	1.51%

TS&W Small Cap Value Fund (Unaudited)	1.10%	None	0.25%	2.68%	0.01%	2.94%	4.04%	(2.48%)	1.56%

TS&W Small Cap Value Fund (Estimated Pro Forma) (Unaudited)	1.00%	None	0.25%	3.73%	0.01%	3.99%	4.99%	(3.48%)	1.51%

Class C
Small Cap Fund (Unaudited)	1.00%	0.75%	0.25%	13.61%	0.01%	13.87%	15.62%	(13.36%)	2.26%

TS&W Small Cap Value Fund (Unaudited)	1.10%	0.75%	0.25%	3.58%	0.01%	3.84%	5.69%	(3.38%)	2.31%

TS&W Small Cap Value Fund (Estimated Pro Forma) (Unaudited)	1.00%	0.75%	0.25%	4.73%	0.01%	4.99%	6.74%	(4.48%)	2.26%

Institutional Class
Small Cap Fund (Unaudited)	1.00%	None	None	8,325.14%	0.01%	8,325.15%	8,326.15%	(8,325.04%)	1.11%

TS&W Small Cap Value Fund (Unaudited)*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

TS&W Small Cap Value Fund (Estimated Pro Forma) (Unaudited)	1.00%	None	None	5,485.58%	0.01%	5,485.59%	5,486.59%	(5,485.48%)	1.11%

Class Z
Small Cap Fund (Unaudited)	1.00%	None	None	0.72%	0.01%	0.73%	1.73%	(0.47%)	1.26%

TS&W Small Cap Value Fund (Unaudited)	1.10%	None	None	0.43%	0.01%	0.44%	1.54%	(0.23%)	1.31%

TS&W Small Cap Value Fund (Estimated Pro Forma) (Unaudited)	1.00%	None	None	0.47%	0.01%	0.48%	1.48%	(0.22%)	1.26%

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

(2)
To prevent the Funds from being adversely affected by the transaction costs associated with short-term trading activity, the Funds will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase.  Such fees are not sales charges or contingent deferred sales charges, but are retained by the Funds for the benefit of all shareholders.  See the “Policy Regarding Excessive or Short-Term Trading” section of this Prospectus/Proxy Statement for more details.

(3)	The “Management Fees” information in the table includes fees for advisory and administrative services.

(4)
The Funds indirectly pay a portion of the expenses incurred by acquired funds.  Acquired Fund Fees and Expenses is an estimated annualized expense ratio of the acquired funds, based upon the historical expense ratio of the acquired funds as of their most recent fiscal period, which are stated on a net basis.  The actual indirect expenses incurred by a shareholder will vary based upon the actual expenses of the acquired funds.

(5)
These are the expenses you should expect to pay as an investor in these Funds as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2009 that portion, if any, of the annual management fee payable by the Funds and to pay certain expenses of the Funds to the extent necessary to ensure that the total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) do not exceed 1.50%, 2.25%, 1.25% and 1.10% for the Small Cap Fund’s Class A, Class C, Class Z and Institutional Class shares, respectively; 1.55%, 2.30% and 1.30% for the TS&W Small Cap Value Fund’s Class A, Class C, Class Z and Institutional Class shares, respectively; and 1.50%, 2.25%, 1.25% and 1.10% for the post-Reorganization TS&W Small Cap Value Fund’s Class A, Class C, Class Z and Institutional Class shares, respectively.  In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Funds’ total annual operating expenses:  fund level expenses (e.g. management fees, custody fees, trustee fees), and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs).  The Small Cap Fund’s fund level expenses are limited to 1.10% for each class and class level expenses are limited to 0.40%, 1.15%, 0.15% and 0.00% for the Fund’s Class A, Class C, Class Z and Institutional Class shares, respectively.  The TS&W Small Cap Value Fund’s fund level expenses are limited to 1.15% for each class and class level expenses are limited to 0.40%, 1.15%, 0.15% and 0.00% for the Fund’s Class A, Class C, Class Z and Institutional Class shares, respectively, and the post-Reorganization TS&W Small Cap Value Fund’s fund level expenses are limited to 1.10% for each class and class level expenses are limited to 0.40%, 1.15%, 0.15% and 0.00% for the Fund’s Class A, Class C, Class Z and Institutional Class shares, respectively.  Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit.  Through December 31, 2008, Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed.  Thereafter through December 31, 2009, Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the fees were waived or expenses absorbed.  Old Mutual Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

Old Mutual Capital has also contractually agreed to limit the operating expenses of the Funds (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 3.00%, 3.75%, 2.75% and 2.75% for the Funds’ Class A, Class C, Class Z and Institutional Class shares, respectively, through December 31, 2018.  Old Mutual Capital will consider further reductions to these limits on an annual basis.  Old Mutual Capital may be entitled to reimbursement of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the fees were waived or expenses absorbed.

*	Fee and expense information as of September 30, 2008 is not shown for the TS&W Small Cap Value Fund’s Institutional Class shares because the share class is new.

This example is intended to help you compare the cost of investing in the Funds and in the combined Fund on a pro forma basis.  The examples make four assumptions: 1) you invest $10,000 in each Fund and in the TS&W Small Cap Value Fund after the Reorganization for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the lesser of the Total Annual Operating Expenses as presented in the Fees and Expenses Table or the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment.  The example is hypothetical.  Your actual costs may be higher or lower.

Your Cost Tables

	Small Cap Fund				TS&W Small Cap Value Fund*
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$ 720	$1, 319	$ 1,942	$3, 611	$ 725	$1, 323	$ 1,945	$3, 614
Class C	$ 329	$1, 012	$1, 813	$ 3,906	$ 334	$1, 016	$1, 817	$ 3,909
Class Z	$1 28	$ 498	$ 894	$2,0 00	$1 33	$4 63	$8 17	$1, 814
Institutional Class	$ 113	$ 699	$1, 312	$ 2,969	N/A	N/A	N/A	N/A

*	Cost information as of September 30, 2008 is not shown for the TS&W Small Cap Value Fund’s Institutional Class shares because the share class is new.

	Estimated Pro Forma:
	TS&W Small Cap Value Fund
	1 Year	3 Years	5 Years	10 Years
Class A	$720	$1,319	$1,942	$3,611
Class C	$329	$1,012	$1,813	$3,906
Class Z	$1 28	$4 46	$ 786	$1,7 48
Institutional Class	$ 113	$ 699	$1, 312	$ 2,969

You would pay the following if you did not redeem your shares:

	Small Cap Fund				TS&W Small Cap Value Fund
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class C	$229	$1,012	$1,813	$3,906	$234	$1,016	$1,817	$3,909

	Estimated Pro Forma:
	TS&W Small Cap Value Fund
	1 Year	3 Years	5 Years	10 Years
Class C	$229	$1,012	$1,813	$3,906

F.	Comparison of Performance

The following bar charts and performance tables illustrate the risks of investing in the Funds by showing changes in each Fund’s performance year to year and by showing how each Fund’s average annual returns compare to those of an unmanaged securities index.  All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Funds’ past performance, both before and after taxes, does not guarantee how they will perform in the future.  Performance reflects a limitation on the total expenses of the Funds pursuant to arrangements with the Funds’ current and former investment advisers.  The Funds’ returns would have been lower if the expense limitations had not been in effect.

Prior to July 25, 2003, the Class Z shares of the TS&W Small Cap Value Fund were known as the TS&W Small Cap Value Fund, LLC.  On July 25, 2003, the TS&W Small Cap Value Fund acquired the assets of the TS&W Small Cap Value Fund, LLC (“Predecessor Fund”).  The Predecessor Fund was managed by TS&W and had investment goals, strategies and policies that were substantially similar to the TS&W Small Cap Value Fund’s.  However, the Predecessor Fund was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), nor was it subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, and the TS&W Small Cap Value Fund’s performance prior to July 25, 2003 may not be indicative of how it will perform in the future.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns for the periods shown are for the Funds’ Class Z shares.  Performance for the Funds’ other share classes will vary due to differences in fees and expenses.

Small Cap Fund Year-by-Year Total Returns through December 31, 2007 – Class Z Shares

1998	1.13%
1999	18.63%
2000	32.87%
2001	4.93%
2002	(31.98)%
2003	38.82%
2004	15.60%
2005	2.04%
2006	16.70%
2007	6.73%

The Small Cap Fund’s Class Z shares year-to-date return as of September 30, 2008 was (13.24)%.

Best Quarter:	Q4 2001	25.70%
Worst Quarter:	Q3 2002	(22.04)%

TS&W Small Cap Value Fund Year-by-Year Total Returns through December 31, 2007 –
Class Z Shares

2001	17.63%
2002	(0.86)%
2003	43.24%
2004	30.60%
2005	8.43%
2006	19.51%
2007	1.36%

The TS&W Small Cap Value Fund’s Class Z shares year-to-date return as of September 30, 2008 was (10.47)%.

Best Quarter:	Q2 2003	18.82%
Worst Quarter:	Q3 2002	(15.85)%

The table below compares the Small Cap Fund’s average annual total return information to the Russell 2000 Index, a widely recognized, unmanaged index that tracks the performance of 2,000 small-capitalization stocks.  The table also compares the TS&W Small Cap Value Fund’s average annual total return information to the Russell 2000 Value Index, a widely recognized, unmanaged index that tracks the performance of the 2,000 small-capitalization companies in the Russell 2000 Value Index with lower price-to-book ratios and lower forecasted growth values.   Sales loads are reflected in the performance table.   Performance for the TS&W Small Cap Value Fund’s Institutional Class shares is not provided because the share class is new.

Average Annual Total Returns as of December 31, 2007

				Past
				10 Years or
	Inception	Past	Past	Since
	Date	1 Year	5 Years	Inception+
Small Cap Fund
Class Z	4/30/97

Before Taxes		6.73%	15.32%	8.78%

After Taxes on Distributions		6.42%	15.25%	8.29%

After Taxes on Distributions
and Sale of Fund Shares		4.37%	13.46%	7.43%

Class A	9/30/03

Before Taxes		0.39%	N/A	11.54%

Class C	9/30/03

Before Taxes		4.67%	N/A	12.23%

Institutional Class	12/20/06

Before Taxes		6.82%	N/A	7.23%

Russell 2000 Index

(Reflects No Deduction for
Fees, Expenses or Taxes)		(1.57%)	16.25%	7.08%

TS&W Small Cap Value Fund
Class Z	7/31/00

Before Taxes		1.36%	19.70%	17.88%

After Taxes on Distributions*		(1.09%)	N/A	N/A

After Taxes on Distributions and
Sale of Fund Shares*^		3.79%	N/A	N/A

Class A	7/31/03

Before Taxes		(4.71%)	N/A	16.24%

Class C	7/31/03

Before Taxes		(0.55%)	N/A	16.92%

Institutional Class**	12 / 9 /08

Before Taxes		N/A	N/A	N/A

Russell 2000 Value Index

(Reflects No Deduction for
Fees, Expenses or Taxes)		(9.78%)	15.80%	9.06%

+	Returns are for past 10 years or since inception, whichever is less. Index return for the Small Cap Fund is for past 10 years. Index returns for the TS&W Small Cap Value Fund are since July 31, 2000.

*
The Past 5 Years and Since Inception returns After Taxes on Distributions and After Taxes on Distributions and Sale of Fund Shares are not shown for the Predecessor Fund as the Predecessor Fund was not registered under the 1940 Act and, unlike a registered investment company, was not required to make distributions.  The average annual total return of the Class Z shares before taxes from July 25, 2003 (the date the Fund acquired the Predecessor Fund) to December 31, 2007, was 18.17%.  The average annual total returns of the Class Z shares After Taxes on Distributions and After Taxes on Distributions and Sale of Fund Shares from July 25, 2003 to December 31, 2007, were 16.41% and 15.79%, respectively.

^
When the return After Taxes on Distributions and Sale of Fund Shares is greater than the return After Taxes on Distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

**	Performance as of December 31, 2007 is not shown for the TS&W Small Cap Value Fund’s Institutional Class shares because the share class is new.

After-tax performance is shown for Class Z shares.  After-tax performance for the Funds’ other share classes will vary.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

THE REORGANIZATION

A.	Information About The Reorganization

Shareholders of the Small Cap Fund are being asked to approve the Plan of Reorganization, which sets forth the terms and conditions under which the Reorganization will be implemented.  The Plan of Reorganization provides for the sale of all the assets and liabilities of the Small Cap Fund to the TS&W Small Cap Value Fund and the reclassification of the issued and outstanding Small Cap Fund shares into TS&W Small Cap Value Fund shares.  If shareholders of the Small Cap Fund approve the Plan of Reorganization and other closing conditions are satisfied, all of the assets and liabilities of the Small Cap Fund will become the assets and liabilities of the TS&W Small Cap Value Fund, and the issued and outstanding Class A, Class C, Institutional Class and Class Z shares of the Small Cap Fund will be converted into Class A, Class C, Institutional Class and Class Z shares, respectively, of the TS&W Small Cap Value Fund that have a net asset value equal to the value of the Small Cap Fund net assets immediately prior to the Reorganization.  The value of each Small Cap Fund shareholder’s account in the TS&W Small Cap Value Fund immediately after the Reorganization will be the same as the value of such shareholder’s account with Small Cap Fund immediately prior to the Reorganization.

The value of the Small Cap Fund’s assets to be acquired and the amount of its liabilities to be assumed by the TS&W Small Cap Value Fund and the NAV of a share of the Small Cap Fund will be determined as of the close of regular trading on the NYSE on the Closing Date, after the declaration of any dividends on the Closing Date, and will be determined in accordance with the valuation procedures described in the Trust’s and the Funds’ currently effective prospectus and statement of additional information. The Closing Date is expected to occur the close of business on or about March 6, 2009.

As soon as practicable after the Closing Date, the Small Cap Fund will distribute pro rata to its shareholders of record the shares of the TS&W Small Cap Value Fund it receives in the Reorganization, so that each shareholder of the Small Cap Fund will receive a number of full and fractional shares of the TS&W Small Cap Value Fund equal in value to his or her holdings in the Small Cap Fund, and the Small Cap Fund will be terminated.  Such distribution will be accomplished by opening accounts on the books of the TS&W Small Cap Value Fund in the names of each owner of record of the Small Cap Fund and by crediting thereto the respective number of shares of the TS&W Small Cap Value Fund due such owner. Each shareholder account shall be credited with the pro rata number of the TS&W Small Cap Value Fund’s shares due to that shareholder. Accordingly, immediately after the Reorganization, each former shareholder of the Small Cap Fund will own shares of the TS&W Small Cap Value Fund that will be equal to the value of that shareholder’s shares of the Small Cap Fund as of the Closing Date. Any special options (for example, automatic investment plans on current Small Cap Fund shareholder accounts) will automatically transfer to the new accounts.

The implementation of the Reorganization is subject to a number of conditions as set forth in the Plan of Reorganization, including approval of the shareholders of the Small Cap Fund. The Plan of Reorganization also requires receipt of a tax opinion indicating that, for federal income tax purposes, the Reorganization qualifies as a tax-free reorganization. The Plan of Reorganization may be terminated and the Reorganization abandoned at any time prior to the Closing Date by the Board if it is determined that the Reorganization would disadvantage either of the Funds. Please review the Plan of Reorganization carefully. A copy of the Plan of Reorganization is attached as Appendix I to this Prospectus/Proxy Statement.

B.	Reasons for the Reorganization

The Board of Old Mutual Funds II, including each of the independent Trustees, determined that the reorganization of the Small Cap Fund into the TS&W Small Cap Value Fund would be in the best interests of both Funds and their shareholders and that the interests of the shareholders of each Fund would not be diluted as a result of the Reorganization.

In evaluating the proposed Reorganization, the Board considered a number of factors, including:

•	The compatibility of the investment objectives and principal investment strategies of the two Funds.

•	The relative size and investment performance of each Fund.

•
That capital loss carryforwards available to offset future capital gains of the Small Cap Fund would succeed to the TS&W Small Cap Value Fund, assuming the Reorganization qualifies as a “reorganization” under Section 368(a) of the Internal Revenue Code of 1986, as amended.

•	Whether the interests of either Fund’s current shareholders would be diluted in connection with the proposed Reorganization.

•	The potential benefits of the Reorganization to shareholders of each Fund.

•	The continuity of management, given that Old Mutual Capital is the adviser to both Funds.

•
Upon consummation of the Reorganization, Old Mutual Capital’s agreement to reduce the management fee for the TS&W Small Cap Value Fund to 1.00% and to reduce the expense limitations for the TS&W Small Cap Value Fund’s Class A, Class C, Institutional Class and Class Z shares to 1.50%, 2.25%, 1.10% and 1.25%, respectively.

•	Equal or potentially lower total expense ratio for the combined Fund resulting from increased asset levels and corresponding economies of scale.

•
Old Mutual Capital’s belief that the combined Fund will have improved marketability based upon its historical performance record and will be better poised to attract new assets and enable shareholders to benefit from economies of scale.

•	The potential operating efficiencies that may result from combining the Funds.

•
The tax consequences of the Reorganization, including the tax-free nature of the Reorganization for Federal income tax purposes, so shareholders should not realize a tax gain or loss as a direct result of the Reorganization.

Old Mutual Capital advised the Board that in light of the compatibility of investment objectives and principal investment strategies, continuity of management at the adviser level, reduction of the TS&W Small Cap Value Fund’s management fee and expense limitations, and better historical performance, the Reorganization of Small Cap Fund into TS&W Small Cap Value Fund would be in the best interests of both Funds and their shareholders and that the interests of the shareholders of each Fund would not be diluted as a result of the Reorganization.  After considering alternatives for the future of the Small Cap Fund, the Board concluded that the Small Cap Fund should be reorganized into the TS&W Small Cap Value Fund.

In addition, effective on or about March 31, 2009, Liberty Ridge will cease providing investment sub-advisory services to the Small Cap Fund.  If the Reorganization is not approved, any shares held in the Small Cap Fund will remain Small Cap Fund shares, but Liberty Ridge will not continue to provide sub-advisory services to the Small Cap Fund after March 31, 2009.  Eagle will continue to provide investment sub-advisory services to the Small Cap Fund.  The Board and Old Mutual Capital would then determine what further action to take, which may include recommending that shareholders approve one or more new investment sub-advisers to the Small Cap Fund, or transferring all the Fund’s assets to Eagle.

C.	Federal Income Tax Consequences

The following is a general summary of the material Federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing Treasury regulations thereunder, current administrative rulings of the Internal Revenue Service (“IRS”) and judicial decisions, all of which are subject to change.  The principal Federal income tax consequences that are expected to result from the Reorganization, under currently applicable law, are as follows:

•	The Reorganization will qualify as a “reorganization” within the meaning of Section 368(a) of the Code;

•
No gain or loss will be recognized by the Small Cap Fund upon the transfer of substantially all of its assets to the TS&W Small Cap Value Fund in exchange solely for shares of the TS&W Small Cap Value Fund ;

•
No gain or loss will be recognized by any shareholder of the Small Cap Fund upon the exchange of shares of the Small Cap Fund solely for shares of the TS&W Small Cap Value Fund (including fractional shares to which they may be entitled) ;

•
The tax basis of the shares of the TS&W Small Cap Value Fund to be received by a shareholder of the Small Cap Fund will be the same as the tax basis of the shares of the Small Cap Fund surrendered in exchange therefor;

•
The holding period of the shares of the TS&W Small Cap Value Fund to be received by a shareholder of the Small Cap Fund  (including fractional shares to which they may be entitled) will include the holding period for which such shareholder held the shares of the Small Cap Fund exchanged therefor, provided that such shares of the Small Cap Fund are capital assets in the hands of such shareholder as of the date the Reorganization is consummated;

•
No gain or loss will be recognized by the TS&W Small Cap Value Fund upon the receipt by it of substantially all of the assets of the Small Cap Fund  in exchange solely for shares of the TS&W Small Cap Value Fund;

•	No gain or loss will be recognized by the Small Cap Fund upon the distribution of shares of the TS&W Small Cap Value Fund to its shareholders in complete liquidation of the Small Cap Fund;

•
The tax basis of the assets of the Small Cap Fund in the hands of the TS&W Small Cap Value Fund will be the same as the tax basis of such assets in the hands of the Small Cap Fund immediately prior to the Reorganization;

•
The holding period of the assets of the Small Cap Fund to be received by the TS&W Small Cap Value Fund will include the holding period of such assets in the hands of the Small Cap Fund immediately prior to the Reorganization; and

•
Pursuant to Sections 381(a) and (b) of the Code and Sections 1.381(a)-1 and 1.381(b)-1 of the Income Tax Regulations, the tax year of the Small Cap Fund will end on the date the Reorganization is consummated and the TS&W Small Cap Value Fund will succeed to and take into account the items of the Small Cap Fund described in Section 381(c) of the Code, subject to the provisions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the regulations thereunder.

Old Mutual Funds II has not requested and will not request an advance ruling from the IRS as to the Federal income tax consequences of the Reorganization.  As a condition to closing, the law firm Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”) shall have rendered a favorable opinion to Old Mutual Funds II as to the foregoing Federal income tax consequences of the Reorganization, which opinion will be conditioned upon the accuracy, as of the date of closing, of certain representations made by Old Mutual Funds II upon which Stradley Ronon will rely in rendering its opinion.  The conclusions reached in Stradley Ronon’s opinion could be jeopardized if the representations of Old Mutual Funds II are incorrect in any material respect.

Capital losses can generally be carried forward to each of the eight (8) taxable years succeeding the loss year to offset future capital gains.   The Reorganization of the Small Cap Fund into the TS&W Small Cap Value Fund will result in a more than 50% “change in ownership” of the Small Cap Fund, the smaller of the two Funds.  As a result, the capital loss carryovers (together with any current year loss and unrealized depreciation in value of investments, collectively referred to as “total capital loss carryovers”) of Small Cap Fund will be subject to an annual limitation for federal income tax purposes.  The tax basis capital loss carryovers, unrealized appreciation/depreciation in value for investments and aggregate net asset value of the Small Cap Fund as compared to the TS&W Small Cap Value Fund and the approximate annual limitation on the use of the Small Cap Fund ’s total capital loss carryovers following the Reorganization are as follows:

	Small Cap Fund	TS&W Small Cap Value Fund
Capital Loss Carryovers as of 3/31/08
Expiring 2011	$1.6 million
Total Capital Loss Carryovers	$1.6 million
Unrealized Appreciation (Depreciation) for tax purposes at 9/30/08	($1.1 million)	$4.4 million
Unrealized Appreciation (Depreciation) for tax purposes as Percentage of NAV at 9/30/08	(3.6%)	8.9%
Net Asset Value (NAV) at 9/30/08	$30.7 million	$49.6 million
Tax-Exempt Rate (November 2008)	4.94%
Annual Limitation (approximate) (1)	$1.5 million	N/A

(1)  The actual limitation will equal the aggregate net asset value of the Small Cap Fund on the closing date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation is increased by the amount of any built-in gain, i.e., unrealized appreciation in the value of investments of the Small Cap Fund on the closing date that is recognized in the taxable year.

Given the amount of this annual limitation relative to the amount of the Small Cap Fund’s total capital loss carryovers, this limitation may not be material.   However, whether this annual limitation is material will depend upon the facts at the time of closing of the Reorganization .

The description of the Federal income tax consequences of the Reorganization provided above is made without regard to the particular facts and circumstances of any shareholder of the Small Cap Fund.  Small Cap Fund shareholders are urged to consult their own tax advisers as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, foreign and other tax laws.

D.	Other Conditions

Completion of the Reorganization is subject to various conditions, including the following:

•
All consents, approvals, permits and authorizations required to be obtained from governmental authorities, including the SEC and state securities commissions, to permit the parties to carry out the transactions contemplated by the Plan of Reorganization shall have been received;

•
The Plan of Reorganization and related Trust matters shall have been approved by the affirmative vote of a majority of the outstanding voting securities of the Small Cap Fund shareholders present at the Special Meeting.  This means the affirmative vote of the lesser of: (a) 67% or more of the voting securities of the Small Cap Fund present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of the Small Cap Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Small Cap Fund;

•
The net assets of the Small Cap Fund to be acquired by the TS&W Small Cap Value Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by the Small Cap Fund immediately prior to the reclassification;

•	The dividend or dividends as described in the Plan of Reorganization shall have been declared;

•
Old Mutual Funds II and the Small Cap Fund shall have received an opinion of Stradley Ronon to the effect that consummation of the transactions contemplated by the Plan of Reorganization will constitute a “reorganization” within the meanings of Section 368(a) of the Code, and that the shareholders of the Small Cap Fund will recognize no gain or loss to the extent that they receive shares of the TS&W Small Cap Value Fund in exchange for their shares of the Small Cap Fund in accordance with the Plan of Reorganization; and

•
Old Mutual Funds II shall have received an opinion of Stradley Ronon addressed to and in form and substance satisfactory to Old Mutual Funds II, to the effect that the Plan of Reorganization has been duly authorized and approved by all requisite action of Old Mutual Funds II and the holders of the shares of the Small Cap Fund.

E.	Shareholders’ Rights

The Small Cap Fund and the TS&W Small Cap Value Fund are each separate series of shares of beneficial interest of Old Mutual Funds II, a Delaware statutory trust.  Since both Funds are part of the same entity, there are no differences in shareholders’ rights.  Shareholders are entitled to participate equally in dividends and distributions declared by the Board with respect to a class of shares and, upon liquidation, to participate proportionately in a Fund’s net assets allocable to a class after satisfaction of the outstanding liabilities allocable to that class.  Fractional shares of the TS&W Small Cap Value Fund have proportionately the same rights, including voting rights as are provided for full shares.

Each Small Cap Fund shareholder is entitled to one vote for each dollar (and a proportionate fractional vote for each fractional dollar) of NAV of shares held as of the Record Date.

F.	Capitalization

The following table sets forth as of September 30, 2008 (i) the capitalization of the Small Cap Fund’s Class A shares, (ii) the capitalization of the TS&W Small Cap Value Fund’s Class A shares, and (iii) the pro forma capitalization of the TS&W Small Cap Value Fund’s Class A shares as adjusted to give effect to the transactions contemplated by the Plan of Reorganization:

	Small Cap Fund Class A Shares	TS&W Small Cap Value Fund Class A Shares	Adjustment	TS&W Small Cap Value Fund Class A Shares Pro Forma

Net Assets	$378,508	$2,005,481	$0*	$2,383,989
Shares Outstanding	15,416	104,288	4,267	123,971
Net Asset Value Per Share	$24.55	$19.23		$19.23

*	The Net Asset Adjustment for costs associated with the Reorganization is $0 because these costs will be payable by Old Mutual Capital pursuant to applicable expense limitations.

The following table sets forth as of September 30, 2008 (i) the capitalization of the Small Cap Fund’s Class C shares, (ii) the capitalization of the TS&W Small Cap Value Fund’s Class C shares, and (iii) the pro forma capitalization of the TS&W Small Cap Value Fund’s Class C shares as adjusted to give effect to the transactions contemplated by the Plan of Reorganization:

	Small Cap Fund Class C Shares	TS&W Small Cap Value Fund Class C Shares	Adjustment	TS&W Small Cap Value Fund Class C Shares Pro Forma

Net Assets	$230,531	$1,001,559	$0*	$1,232,090
Shares Outstanding	9,826	54,853	2,799	67,478
Net Asset Value Per Share	$23.46	$18.26		$18.26

*	The Net Asset Adjustment for costs associated with the Reorganization is $0 because these costs will be payable by Old Mutual Capital pursuant to applicable expense limitations.

The following table sets forth as of September 30, 2008 (i) the capitalization of the Small Cap Fund’s Class Z shares, (ii) the capitalization of the TS&W Small Cap Value Fund’s Class Z shares, and (iii) the pro forma capitalization of the TS&W Small Cap Value Fund’s Class Z shares as adjusted to give effect to the transactions contemplated by the Plan of Reorganization:

	Small Cap Fund Class Z Shares	TS&W Small Cap Value Fund Class Z Shares	Adjustment	TS&W Small Cap Value Fund Class Z Shares Pro Forma

Net Assets	$30,099,687	$46,595,781	$0*	$76,695,468
Shares Outstanding	1,221,146	2,379,475	316,121	3,916,742
Net Asset Value Per Share	$24.65	$19.58		$19.58

*	The Net Asset Adjustment for costs associated with the Reorganization is $0 because these costs will be payable by Old Mutual Capital pursuant to applicable expense limitations.

The following table sets forth as of September 30, 2008 (i) the capitalization of the Small Cap Fund’s Institutional Class shares, (ii) the capitalization of the TS&W Small Cap Value Fund’s Institutional Class shares, and (iii) the pro forma capitalization of the TS&W Small Cap Value Fund’s Institutional Class shares as adjusted to give effect to the transactions contemplated by the Plan of Reorganization:

	Small Cap Fund Institutional Class Shares	TS&W Small Cap Value Fund Institutional Class Shares ^	Adjustment	TS&W Small Cap Value Fund Institutional Class Shares Pro Forma

Net Assets	$280	N/A	$100 *	$380
Shares Outstanding	11	N/A	8	19
Net Asset Value Per Share	$24.64	N/A		$19.89 **

^	Capitalization as of September 30, 2008 is not shown for the TS&W Small Cap Value Fund’s Institutional Class shares because the share class is new.

*	The Net Asset Adjustment does not include costs associated with the Reorganization because these costs will be payable by Old Mutual Capital pursuant to applicable expense limitations.

**	Net assets divided by shares may not calculate to the stated NAV because the amounts shown are rounded.

OTHER INFORMATION ABOUT THE FUNDS

A.	Investment Adviser and Sub-Advisers

Old Mutual Capital, located at 4643 South Ulster Street, Suite 600, Denver, Colorado 80237, is the investment adviser to both Funds.  Old Mutual Capital was organized in 2004 and is a subsidiary of Old Mutual (US) Holdings Inc. (“OMUSH”), which is an indirect wholly-owned subsidiary of Old Mutual plc, a London Stock Exchange listed international financial services firm.  Old Mutual Capital managed approximately $ 3.5 billion in mutual fund assets as of September 30, 2008.

Small Cap Fund

Liberty Ridge, located at 1205 Westlakes Drive, Suite 230, Berwyn, Pennsylvania 19312, is the sub-adviser to the Small Cap Fund.  Liberty Ridge was appointed sub-adviser to the Fund effective January 1, 2006.  Prior to that date, Liberty Ridge was the investment adviser to Old Mutual Funds II.  Liberty Ridge manages and supervises the investments of the Small Cap Fund on a discretionary basis, subject to the supervision of Old Mutual Capital.  Liberty Ridge is a wholly-owned subsidiary of OMUSH and an affiliate of Old Mutual Capital.  Liberty Ridge managed approximately $ 284 million in assets as of September 30, 2008.

Eagle, a Florida corporation located at 880 Carillon Parkway, St. Petersburg, Florida 33716, is a Sub-Adviser to the Small Cap Fund.  Eagle manages and supervises the investment of the Funds’ assets on a discretionary basis, subject to the supervision of Old Mutual Capital.  Eagle provides investment advisory services to both retail clients and institutional clients, including corporate pension plans, public funds, foundations and other tax-exempt entities and registered investment companies.  Eagle held discretionary management authority with respect to over $ 12.6 billion in assets as of September 30, 2008

TS&W Small Cap Value Fund

TS&W, a Delaware limited liability company located at 6806 Paragon Place, Suite 300, Richmond, Virginia 23230, is the sub-adviser to the TS&W Small Cap Value Fund.  TS&W manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital.  TS&W is a majority-owned subsidiary of OMUSH and an affiliate of Old Mutual Capital.  Founded in 1969, TS&W serves institutional investors, middle market investors, and individuals in managing equity, fixed income, international and international investments.  TS&W held discretionary authority with respect to approximately $ 6.8 billion in assets as of September 30, 2008

Old Mutual Capital was appointed investment adviser to the Funds effective January 1, 2006. As investment adviser, Old Mutual Capital oversees the investment decisions made by Liberty Ridge, Eagle and TS&W (collectively, the “Sub-Advisers”), including monitoring the performance, security holdings and portfolio trading.  Old Mutual Capital also oversees the Sub-Advisers’ compliance with prospectus limitations and other relevant investment restrictions.  In addition to providing investment advisory services to the Funds, Old Mutual Capital provides certain administrative services for the Funds.

The Small Cap Fund pays Old Mutual Capital a management fee which is calculated daily and paid monthly at the annual rate of 1.00% of the Fund’s average daily net assets and the TS&W Small Cap Value Fund pays Old Mutual Capital a management fee which is calculated daily and paid monthly at the annual rate of 1.10% of the Fund’s average daily net assets.  Upon the Closing Date of the Reorganization, the management fee paid by the TS&W Small Cap Fund to Old Mutual Capital will be reduced to 1.00%.  In exchange for providing sub-advisory services to the Small Cap Fund, Liberty Ridge and Eagle are entitled to receive a fee from Old Mutual Capital equal to 0.65% of the average daily net assets of the Fund.  In exchange for providing sub-advisory services to the TS&W Small Cap Value Fund, TS&W is entitled to receive a fee from Old Mutual Capital equal to 0.75% of the average daily net assets of the Fund.  Upon the Closing Date of the Reorganization, the sub-advisory fee paid by Old Mutual Capital to TS&W will be reduced to 0.70%. Because the sub-advisory fee is paid by Old Mutual Capital from its management fee proceeds, the higher sub-advisory fee will not immediately result in higher fund expenses.  In addition, the projected gross total expense ratios of the TS&W Small Cap Value Fund following the completion of the Reorganization are expected to be equal to or lower than the current expense ratios of the Small Cap Fund, and contractual expense limitations will remain in place through at least December 31, 2009.

The basis for the Board’s approval of the management agreement with Old Mutual Capital and the sub-advisory agreements with the Sub-Advisers is contained in the Funds’ Annual Report to shareholders dated March 31, 2008.

Information regarding material pending legal proceedings involving the Funds’ former adviser and the Funds is contained under the section entitled “Litigation” in the Funds’ current prospectus.

B.	Portfolio Managers

Small Cap Fund

Liberty Ridge Capital, Inc.

James B. Bell, III, CFA, joined Liberty Ridge in 2001 as a research analyst focusing on financials, utilities and gaming/leisure companies, and has been a portfolio manager since 2004.  Prior to joining Liberty Ridge, Mr. Bell worked for six years as a commercial banker at Allfirst Bank.

Eagle Asset Management, Inc.

After investment research has been conducted on current and potential holdings, the portfolio managers, Todd McCallister and Stacey Serafini Thomas are responsible for determining whether to buy, sell, or hold securities.  Both Mr. McCallister and Ms. Thomas have authority for buy and sell decisions within certain sectors.  Specifically, Mr. McCallister has final responsibility in finance, business services (shared), media, telecom, health care and energy while Ms. Thomas has responsibility in technology, capital goods, retail and business services (shared).  As managing director, Mr. McCallister retains decision-making authority for any decisions in question.

Todd McCallister, Ph.D., CFA, joined Eagle in 1997 and currently holds the positions of Managing Director and Portfolio Manager.  Prior to joining Eagle, Mr. McCallister served as a Portfolio Manager at Investment Advisors, Inc.  Mr. McCallister also served as a Portfolio Manager at ANB Investment Management for 5 years.  Mr. McCallister holds a B.A., with highest honors, from the University of North Carolina (1982), and a Ph.D. in economics from the University of Virginia (1987).  He earned his CFA designation in 1996.

Stacey Serafini Thomas, CFA, joined Eagle in 1999.  Prior to joining Eagle, Ms. Thomas served as a Corporate Finance Analyst for Raymond James & Associates, Inc.  Ms. Thomas holds a B.A. in government, cum laude, from Harvard University (1997).  She earned her CFA designation in 2002

TS&W Small Cap Value Fund

Frank H. Reichel, III, has over sixteen years of experience managing value and small-cap value portfolios.  Mr. Reichel has worked as a portfolio manager for TS&W since August 2000 and was named Chief Investment Officer in January 2007.  Prior to joining TS&W, Mr. Reichel worked for seven years as a portfolio manager at Stratton Management Company.

C.	Financial Highlights

Shown below are the financial highlights for Class A, Class C, Institutional Class and Class Z shares of the Small Cap Fund and the TS&W Small Cap Value Fund for the fiscal years ended March 31, 2004 through March 31, 2008 audited by PricewaterhouseCoopers, LLP.  The “Report of Independent Registered Public Accounting Firm” and financial statements are included in the Small Cap Fund’s and the TS&W Small Cap Value Fund’s annual report to shareholders for the fiscal year ended March 31, 2008.  The Small Cap Fund’s and the TS&W Small Cap Value Fund’s annual report to shareholders dated March 31, 2008 is available without charge upon request to Old Mutual Funds II at the address or telephone number appearing on the cover page of this Prospectus/Proxy Statement.

Financial Highlights
For a Share Outstanding Throughout Each Year or Period ended March 31, (unless otherwise noted)

	Net Asset Value Beginning of Period	Net Investment Income (Loss)1	Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Redemption Fees	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets*	Ratio of Gross Expenses to Average Net Assets^^^,*	Ratio of Net Investment Income (Loss) to Average Net Assets*	Portfolio Turnover Rate†
Old Mutual Small Cap Fund
Class A
2008	$27.67	$0.13	$(2.24)	$(2.11)	$—	$—	$—	$—	$25.56	(7.63)%	$293	1.50%	12.21%	0.50%	117.94%
2007	24.90	(0.16)	2.93	2.77	—	—	—	—	27.67	11.12%	166	1.50%	4.65%	(0.64)%	104.61%
2006	22.08	(0.12)	2.94	2.82	—	—	—	—	24.90	12.77%	98	1.68%	1.89%	(0.53)%	116.13%
2005	20.27	(0.25)	2.06	1.81	—	—	—	—	22.08	8.93%	78	1.75%	1.86%	(1.23)%	98.18%
2004††	16.80	(0.11)	3.58	3.47	—	—	—	—	20.27	20.65%	60	1.74%	1.83%	(1.16)%	116.57%

Class C
2008	$26.94	$(0.09)	$(2.14)	$(2.23)	$(0.20)	$—	$(0.20)	$—	$24.51	(8.34)%	$220	2.25%	12.90%	(0.32)%	117.94%
2007	24.44	(0.34)	2.84	2.50	—	—	—	—	26.94	10.23%	212	2.25%	5.88%	(1.37)%	104.61%
2006	21.84	(0.29)	2.89	2.60	—	—	—	—	24.44	11.90%	79	2.44%	2.64%	(1.29)%	116.13%
2005	20.19	(0.40)	2.05	1.65	—	—	—	—	21.84	8.17%	71	2.50%	2.61%	(1.98)%	98.18%
2004††	16.80	(0.18)	3.57	3.39	—	—	—	—	20.19	20.18%	60	2.49%	2.58%	(1.91)%	116.57%

Class Z
2008	$27.90	$0.27	$(2.31)	$(2.04)	$(0.24)	$—	$(0.24)	$—	$25.62	(7.41)%	$33,135	1.25%	1.65%	0.92%	117.94%
2007	25.05	(0.10)	2.95	2.85	—	—	—	—	27.90	11.38%	46,005	1.25%	1.67%	(0.41)%	104.61%
2006	22.16	(0.07)	2.96	2.89	—	—	—	—	25.05	13.04%	49,868	1.44%	1.65%	(0.32)%	116.13%
2005	20.29	(0.20)	2.07	1.87	—	—	—	—	22.16	9.22%	60,556	1.50%	1.61%	(1.01)%	98.18%
2004	13.27	(0.15)	7.17	7.02	—	—	—	—	20.29	52.90%	102,497	1.50%	1.56%	(0.84)%	116.57%

Institutional Class
2008	$27.91	$0.25	$(2.28)	$(2.03)	$(0.28)	$—	$(0.28)	$—	$25.60	(7.38)%	$—	1.10%	3,857.33%	0.88%	117.94%
20072	26.66	(0.02)	1.27	1.25	—	—	—	—	27.91	4.69%	—	1.12%	2,504.37%	(0.31)%	104.61%

Old Mutual TS&W Small Cap Value Fund
Class A
2008	$25.99	$(0.16)	$(2.51)	$(2.67)	$—	$(3.89)	$(3.89)	$—	$19.43	(11.75)%	$1,137	1.55%	4.57%	(0.71)%	40.37%
2007	27.93	(0.21)	2.46	2.25	—	(4.19)	(4.19)	—	25.99	8.54%	856	1.55%	2.17%	(0.78)%	35.43%
2006	25.08	(0.21)	5.53	5.32	—	(2.47)	(2.47)	—	27.93	22.39%	975	1.70%	1.71%	(0.81)%	41.45%
2005	20.76	(0.22)	4.95	4.73	—	(0.41)	(0.41)	—	25.08	22.88%	833	1.76%	1.78%	(0.93)%	27.69%
2004†††	16.20	(0.08)	4.80	4.72	—	(0.16)	(0.16)	—	20.76	29.26%	198	1.75%	1.99%	(0.68)%	27.33%

Class C
2008	$25.11	$(0.35)	$(2.37)	$(2.72)	$—	$(3.89)	$(3.89)	$—	$18.50	(12.39)%	$808	2.30%	4.74%	(1.51)%	40.37%
2007	27.32	(0.40)	2.38	1.98	—	(4.19)	(4.19)	—	25.11	7.71%	982	2.30%	2.79%	(1.54)%	35.43%
2006	24.76	(0.40)	5.43	5.03	—	(2.47)	(2.47)	—	27.32	21.48%	1,139	2.45%	2.47%	(1.56)%	41.45%
2005	20.65	(0.40)	4.92	4.52	—	(0.41)	(0.41)	—	24.76	21.99%	1,016	2.51%	2.52%	(1.69)%	27.69%
2004†††	16.20	(0.18)	4.79	4.61	—	(0.16)	(0.16)	—	20.65	28.58%	153	2.50%	2.74%	(1.43)%	27.33%

Class Z
2008	$26.30	$(0.13)	$(2.52)	$(2.65)	$—	$(3.89)	$(3.89)	$—	$19.76	(11.53)%	$45,862	1.30%	1.49%	(0.51)%	40.37%
2007	28.15	(0.14)	2.48	2.34	—	(4.19)	(4.19)	—	26.30	8.80%	67,029	1.30%	1.45%	(0.53)%	35.43%
2006	25.20	(0.15)	5.57	5.42	—	(2.47)	(2.47)	—	28.15	22.69%	68,271	1.46%	1.47%	(0.56)%	41.45%
2005	20.80	(0.16)	4.97	4.81	—	(0.41)	(0.41)	—	25.20	23.23%	91,746	1.50%	1.54%	(0.68)%	27.69%
2004^	16.12	(0.05)	4.89	4.84	—	(0.16)	(0.16)	—	20.80	30.16%	25,553	1.50%	1.73%	(0.42)%	27.33%

*	Ratios for periods of less than one year have been annualized.

†
Total returns and portfolio turnover rates are for the period indicated and have not been annualized. Total return would have been lower had certain expenses not been waived by the Adviser during the year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns shown exclude any applicable sales charge.

††	Class A and Class C shares commenced operations on September 30, 2003.

†††	Class A and Class C shares commenced operations on July 31, 2003.

^	The Old Mutual TS&W Small Cap Value Fund commenced operations on July 25, 2003.

^^^
Legal, printing and/or compliance audit expenses relating to the SEC and NYAG examinations and the Civil Litigation described in the "Litigation" section of this prospectus were incurred and the Adviser and/or Liberty Ridge has paid these expenses on behalf of the Trust.  Had the Adviser and/or Liberty Ridge not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2008, 2007, 2006, 2005 and 2004.

1	Per share amounts for the year or period are calculated based on average outstanding shares.

2	Class commenced operations on December 20, 2006.

D.	Pending Litigation

In June 2004, Pilgrim Baxter & Associates, Ltd. (“PBA”, now known as Liberty Ridge), the former adviser to the Trust and the current sub-adviser to several of the Trust’s series portfolios (the “LRC Sub-Advised Funds”), reached settlement agreements with respect to the market timing and selective disclosure actions filed by the SEC and New York Attorney General (“NYAG”). Under the NYAG settlement, if certain terms and undertakings in that settlement as described in the statement of additional information are not met, the NYAG settlement stipulates that Liberty Ridge shall promptly terminate the sub-advisory services it provides to the LRC Sub-Advised Funds.  In this event, the Trust’s Board would be required to seek a new sub-adviser for the LRC Sub-Advised Funds or consider other alternatives.

As part of the In Re Mutual Funds Investment Litigation pending in the U.S. District Court for the District of Maryland (the “MDL Court”), PBHG Funds (now known as Old Mutual Funds II), PBA, its affiliates, and/or certain related and unrelated parties have been named as defendants in a Class Action Suit (“Class Action Suit”) and a separate Derivative Suit (“Derivative Suit”) (together the “Civil Litigation”). The Civil Litigation consolidates and coordinates for pre-trial matters a number of individual class action suits and derivative suits based on similar claims, which previously had been filed against the PBHG Funds, PBA and/or certain related parties in other jurisdictions, and had been transferred to the MDL Court. Information on the previously filed suits is contained in the statement of additional information. Consolidated complaints in the Class Action and Derivative Suits were filed in the Civil Litigation on September 29, 2004 (MDL 1586).

The Civil Litigation and the previously filed suits are primarily based upon allegations that the defendants engaged in or facilitated market timing of the PBHG Funds, and also made selective disclosure of confidential portfolio information to certain defendants and other parties. The Civil Litigation alleges a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breaches of fiduciary duty; and (iii) false or misleading prospectus disclosure. The Civil Litigation requests compensatory and punitive damages. In addition, the Derivative Suit requests the removal of each of the Trustees, the removal of Liberty Ridge as investment adviser, the removal of PBHG Fund Distributors (now known as Old Mutual Investment Partners) as distributor, rescission of the management and other contracts between PBHG Funds and the defendants, and rescission of the PBHG Funds’ 12b-1 Plan.

On August 30, 2005, the State of West Virginia West Virginia Securities Division (the “WV Securities Division”) entered a cease and desist order (the “Order” and, together with the Civil Litigation, the “Litigation”) against PBA. PBHG Funds was not named in the Order. In the Order, the WV Securities Division alleged that PBA permitted short-term trading in excess of the PBHG Funds’ disclosed limitation of four exchanges per year and also provided confidential portfolio information to customers of a broker-dealer who used the information to market time the PBHG Funds. The WV Securities Division further alleges in the Order that the foregoing violated the West Virginia Securities Act (W. Va. Code §§ 32-1-101, et seq.) and is seeking that PBA cease and desist from further violation of the West Virginia Securities Act; pay restitution; disgorge fees; pay administrative and investigatory costs and expenses, including counsel fees; pay an administrative assessment; and other relief. It is possible that similar actions based on the same facts and circumstances may be filed in the future by other state agencies. Such other actions will be described in the statement of additional information.

At this stage of the Litigation it is too early to assess the likely outcome of the Litigation, or success of any defenses each of the defendants may have to the claims. Any potential resolution of the Litigation may include, but not be limited to, judgments or settlements for damages against Liberty Ridge or any other named defendant. While it is currently too early to predict the result of the Litigation, Old Mutual Capital does not believe that the outcome of the Litigation will materially affect its ability to carry out its duty as investment adviser to the LRC Sub-Advised Funds. However, neither Liberty Ridge nor Old Mutual Capital is currently able to gauge the level of shareholder redemptions that may result from the news of the resolution of these pending lawsuits. Redemptions may require the LRC Sub-Advised Funds to sell investments to provide for sufficient liquidity, which could adversely impact the investment performance of the LRC Sub-Advised Funds.

E.	Additional Information About the Funds

For more information about Old Mutual Funds II, the Small Cap Fund and the TS&W Small Cap Value Fund, please refer to the Funds’ current prospectus.  Please see the “Fund Summaries – Old Mutual TS&W Small Cap Value Fund” section of the prospectus for further information regarding the TS&W Small Cap Value Fund’s performance and expenses.  Please see the “The Investment Adviser and Sub-Advisers” section for further information regarding management of the TS&W Small Cap Value Fund.  Please see the “About Your Investment” section for further information regarding share pricing, purchase and redemption of shares, dividends and distribution arrangements for shares.

OWNERSHIP OF FUND SHARES

Listed below is the name, address and percent ownership of each person who, to the knowledge of Old Mutual Funds II, owned beneficially or of record 5% or more of the outstanding shares of the Small Cap Fund * as of November 17 , 2008:

Old Mutual Small Cap Fund - Class A

NFS LLC FEBO	9.34%
DEBRA BURKE
PAEONIAN SPGS VA 20129-0110

UBS FINANCIAL SERVICES INC FBO	8.55%
UBS-FINSVC CDN FBO
MR LOUIS A FRIEDL
WEEHAWKEN NJ 07086-8154

PERSHING LLC	8.29%
P O BOX 2052
JERSEY CITY NJ 07303-2052

MERRILL LYNCH	7.98%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

NFS LLC FEBO	7.59%
JOHN H MINTON
ANN M MINTON
MANLIUS NY 13104-9557

FIRST CLEARING LLC	6.19%
GEORGE R GAY &
CONNIE C GAY JT TIC
METAIRIE LA 70001-2719

Old Mutual Small Cap Fund - Class C

NFS LLC FEBO	21.65%
NFS/FMTC ROLLOVER IRA
FBO DOUGLAS R WILLIAMS
ROSEVILLE CA 95747-7440

UBS FINANCIAL SERVICES INC. FBO	20.83%
UBS-FINSVC CDN FBO
MR JOHN P CYROWSKI
WEEHAWKEN NJ 07086-8154

MERRILL LYNCH	17.32%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

FIRST CLEARING, LLC	10.66%
JOHNNIE S HASTINGS
RALEIGH NC 27603-1987

UBS FINANCIAL SERVICES INC. FBO	7.43%
UBS-FINSVC CDN FBO
MR ANTHONY HITCHINGS
WEEHAWKEN NJ 07086-8154

Old Mutual Small Cap Fund - Class Z

NATIONAL FINANCIAL SERVICES CORP	31.75%
FOR THE EXCLUSIVE BEN OF OUR CUST
200 LIBERTY ST ONE WORLD FIN CNTR
ATTN MUTUAL FUNDS DEPT 5TH FL
NEW YORK NY 10281

CHARLES SCHWAB & CO INC	13.86%
REINVEST ACCOUNT
ATTN MUTUAL FUND DEPARTMENT
101 MONTGOMERY STREET
SAN FRANCISCO CA 94104-4151

Old Mutual Small Cap Fund - Institutional Class

OLD MUTUAL CAPITAL	100.00%
FBO OLD MUTUAL U.S. HOLDINGS INC
4643 S ULSTER ST
DENVER CO 80237-2853

*	None of the shares are known to be shares which the named beneficial owner has the right to acquire pursuant to Rule 13d-3(d)(1) under the Securities Exchange Act of 1934.

Listed below is the name, address and percent ownership of each person who, to the knowledge of Old Mutual Funds II, owned beneficially or of record 5% or more of the outstanding shares of the TS&W Small Cap Value Fund * as of November 17 , 2008:

Old Mutual TS&W Small Cap Value Fund - Class A

MERRILL LYNCH	16.15%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

PERSHING LLC	10.78%
P O BOX 2052
JERSEY CITY NJ 07303-2052

CHARLES SCHWAB & CO INC	8.60%
SPECIAL CUSTODY A/C FBO CUSTOMERS
ATTN MUTUAL FUNDS
101 MONTGOMERY ST
SAN FRANCISCO CA 94104-4151

Old Mutual TS&W Small Cap Value Fund - Class C

MERRILL LYNCH	27.87%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

PERSHING LLC	22.59%
P O BOX 2052
JERSEY CITY NJ 07303-2052

MS&CO C/F MICHAEL P TSOTSIS	5.88%
FBO MICHAEL P TSOTSIS
PROFIT SHARING PLAN DTD 01/01/85
446 MAIN STREET STE 1900
WORCESTER MA 01608-2359

Old Mutual TS&W Small Cap Value Fund - Class Z

CHARLES SCHWAB & CO INC	34.21%
REINVEST ACCOUNT
ATTN MUTUAL FUND DEPARTMENT
101 MONTGOMERY STREET
SAN FRANCISCO CA 94104-4151

PATTERSON & CO	19.77%
FBO ALEX LEE PENSION PLAN
CHARLOTTE NC 28288-0001

*	None of the shares are known to be shares which the named beneficial owner has the right to acquire pursuant to Rule 13d-3(d)(1) under the Securities Exchange Act of 1934.

Listed below is the name, address and percent ownership of each person who, to the knowledge of Old Mutual Funds II, will own beneficially or of record 5% or more of the outstanding shares of the TS&W Small Cap Value Fund * after the Reorganization is consummated, based on holdings as of November 17 , 2008:

Old Mutual TS&W Small Cap Value Fund - Class A

MERRILL LYNCH	15.05%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

PERSHING LLC	9.32%
P O BOX 2052
JERSEY CITY NJ 07303-2052

CHARLES SCHWAB & CO INC	7.44%
SPECIAL CUSTODY A/C FBO CUSTOMERS
ATTN MUTUAL FUNDS
101 MONTGOMERY ST
SAN FRANCISCO CA 94104-4151

Old Mutual TS&W Small Cap Value Fund - Class C

MERRILL LYNCH	26.21%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

PERSHING LLC	19.05%
P O BOX 2052
JERSEY CITY NJ 07303-2052

Old Mutual TS&W Small Cap Value Fund - Class Z

CHARLES SCHWAB & CO INC	26.40%
REINVEST ACCOUNT
ATTN MUTUAL FUND DEPARTMENT
101 MONTGOMERY STREET
SAN FRANCISCO CA 94104-4151

NATIONAL FINANCIAL SERVICES CORP	12.19%
FOR THE EXCLUSIVE BEN OF OUR CUST
200 LIBERTY ST ONE WORLD FIN CNTR
ATTN MUTUAL FUNDS DEPT 5TH FL
NEW YORK NY 10281

PATTERSON & CO	12.18%
FBO ALEX LEE PENSION PLAN
CHARLOTTE NC 28288-0001

Old Mutual TS&W Small Cap Value Fund - Institutional Class

OLD MUTUAL CAPITAL	68.00%
FBO OLD MUTUAL U.S. HOLDINGS INC
4643 S ULSTER ST
DENVER CO 80237-2853

*	None of the shares are known to be shares which the named beneficial owner has the right to acquire pursuant to Rule 13d-3(d)(1) under the Securities Exchange Act of 1934.

The beneficial ownership of shares of the Small Cap Fund or the TS&W Small Cap Value Fund by trustees and officers of Old Mutual Funds II as a group constituted less than 1% of the outstanding shares of each class of each Fund as of December 10, 2008.

LEGAL MATTERS

Certain legal matters concerning Old Mutual Funds II and its participation in the Reorganization, the issuance of shares of the TS&W Small Cap Value Fund in connection with the Reorganization and the tax consequences of the Reorganization will be opined upon by Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, PA 19103.

INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

This Prospectus/Proxy Statement and the related statement of additional information do not contain all the information set forth in the registration statements, the exhibits relating thereto and the annual reports that Old Mutual Funds II has filed with the SEC pursuant to the requirements of the Securities Act of 1933 and the 1940 Act, to which reference is hereby made.  The SEC file number for the Old Mutual Funds II registration statement containing the current prospectuses and statement of additional information relating to both the Small Cap Fund and the TS&W Small Cap Value Fund is Registration No. 2-99810.

Old Mutual Funds II is subject to the informational requirements of the 1940 Act and the Securities and Exchange Act of 1934 and in accordance therewith files reports and other information with the SEC.  Reports, proxy statements, registration statements and other information filed by Old Mutual Funds II (including the registration statement of Old Mutual Funds II relating to the TS&W Small Cap Value Fund on Form N-14 of which this Prospectus/Proxy Statement is a part and which is hereby incorporated by reference) may be inspected without charge and copied at the public reference facilities maintained by the SEC in Washington, D.C., 20549-0102, and at the following regional office of the SEC: 500 West Madison Street, 14th Floor, Chicago, Illinois 60661.  Copies of such material may be obtained from the SEC at the prescribed rates.  The SEC maintains a website at http://www.sec.gov that contains information regarding Old Mutual Funds II and other registrants that file electronically with the SEC.

VOTING INFORMATION

The Small Cap Fund expects to solicit proxies principally by mail, but may also solicit proxies by telephone, facsimile, telegraph or personal interview.  Small Cap Fund officers will not receive any additional or special compensation for solicitation activities.  The Small Cap Fund also engaged the services of Broadridge to assist in the solicitation of proxies.  In all cases where a telephonic proxy is solicited, the Broadridge representative will ask for each shareholder’s full name and address or the zip code or employer identification number and to confirm that the shareholder has received this Prospectus/Proxy Statement and proxy card in the mail.  If the shareholder is a corporation or other entity, the Broadridge representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares.  If the information solicited agrees with the information provided to Broadridge, then the Broadridge representative may explain the voting process, read the proposals listed on the proxy card, and ask for the shareholder’s instructions on each proposal.  Although the Broadridge representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, but he or she may read any recommendation set forth in the Prospectus/Proxy Statement.  The telephone solicitor will record the shareholder’s voting instructions on the card.  Within 72 hours, the shareholder will be sent a confirming letter or mailgram to confirm his or her vote and asking the shareholder to call 866-615-7269 immediately if his or her instructions are not correctly reflected in the confirmation.

The Funds will pay all costs and expenses associated with the Reorganization, subject to current expense limitations.  Costs associated with the Reorganization generally include printing and mailing costs, solicitation costs, legal costs, costs paid to the Funds’ independent registered public accounting firm, and other miscellaneous costs.  All costs and expenses associated with the Reorganization will be allocated between the Funds on a pro rata basis based on each Fund’s relative net assets.   The anticipated costs of the reorganization are approximately $38,692 .

All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions they contain.  If no instructions are given, shares represented by proxies will be voted FOR the proposal to approve the Plan of Reorganization and in accordance with the Board’s recommendations on other matters.  The presence in person or by proxy of one-third of the outstanding shares of Small Cap Fund entitled to vote at the Special Meeting will constitute a quorum.

At the Special Meeting, a quorum being present, approval of the Plan of Reorganization requires the affirmative vote of the lesser of: (a)  67% or more of the voting securities of the Small Cap Fund present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of the Small Cap Fund are present or represented by proxy; or (b)  of more than 50% of the outstanding voting securities of the Small Cap Fund.  Abstentions and broker non-votes will be counted as shares present at the Special Meeting for quorum purposes but will not be considered votes cast at the Special Meeting.  As a result, they have the same effect as a vote against the Plan of Reorganization.  Broker non-votes arise from a proxy returned by a broker holding shares for a customer which indicates that the broker has not been authorized by the customer to vote on a proposal.  If you return a proxy, you may revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a notice of revocation to the Secretary of Old Mutual Funds II.  In addition, although mere attendance at the Special Meeting will not revoke a proxy, if you attend the Special Meeting you may withdraw your proxy and vote in person.  Shareholders may also transact any other business not currently contemplated that may properly come before the Special Meeting in the discretion of the proxies or their substitutes.

Shareholders of record as of the close of business on December 10, 2008 (the “Record Date”) are entitled to vote at the Special Meeting.  On the Record Date, there were 12,689.973 Class A shares, 11,326.975 Class C shares, 11.364 Institutional Class shares and 1,157,857.822 Class Z shares of the Small Cap Fund outstanding.  Each share held entitles a shareholder to one vote for each dollar (and a proportionate fractional vote for each fractional dollar) of net asset value of shares held by the shareholder.

If a quorum is not present at the Special Meeting, or if a quorum is present at the Special Meeting but sufficient votes to approve the Reorganization are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments to permit further solicitation of proxies.  Any such adjournment will require the affirmative vote of one third of those shares present at the Special Meeting or represented by proxy.  The persons designated as proxies may use their discretionary authority to vote as instructed by management of the Fund on questions of adjournment and on any other proposals raised at the Meeting to the extent permitted by the SEC’s proxy rules, including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules.

Only one Prospectus/Proxy Statement, along with one proxy card, is being delivered to multiple shareholders who share an address unless the Trust has received contrary instructions from one or more of the shareholders.  The Trust will deliver, promptly upon oral or written request, a separate copy of this Prospectus/Proxy Statement to a shareholder at a shared address to which a single copy of this Prospectus/Proxy Statement was delivered.

Shareholders may notify the Trust that they wish to receive a separate copy of this Prospectus/Proxy Statement, or wish to receive separate prospectuses and proxy statements in the future, by calling 888-772-2888 or write to Old Mutual Funds II at P.O. Box 219534, Kansas City, Missouri  64121-9534.  Multiple shareholders sharing an address can request to receive a single copy of proxy statements in the future if they are currently receiving multiples copies of proxy statements by calling or writing to the Trust as indicated above.

OTHER BUSINESS

The Board does not intend to present any other business at the Special Meeting.  Other matters will be considered if notice is given within a reasonable amount of time prior to the Special Meeting.  If any other matter may properly come before the Special Meeting, or any adjournment thereof, the persons named in the accompanying proxy card intend to vote, act, or consent thereunder in accordance with their best judgment at that time with respect to such matters.

The Trustees recommend approval of the Proposal.  Any unmarked proxies without instructions to the contrary will be voted in favor of approval of the Proposal.

____________________________________________
Distributor:  Old Mutual Investment Partners
R-08-421 12/2008

APPENDIX I
TO THE
COMBINED PROSPECTUS AND PROXY STATEMENT
DATED DECEMBER 17 , 2008

Relating to the Acquisition of Assets of
OLD MUTUAL SMALL CAP FUND

By and In Exchange for Shares of Beneficial Interest of
OLD MUTUAL TS&W SMALL CAP VALUE FUND

PLAN OF REORGANIZATION
for
OLD MUTUAL SMALL CAP FUND
A Series Portfolio of
Old Mutual Funds II

This Plan of Reorganization provides for the sale of assets and liabilities of the Old Mutual Small Cap Fund (the “Small Cap Fund”), a series portfolio of Old Mutual Funds II (the “Trust”), to the Old Mutual TS&W Small Cap Value Fund (the “TS&W Small Cap Value Fund”), also a series portfolio of the Trust. The TS&W Small Cap Value Fund is sometimes referred to herein as the “Surviving Fund”, and the Small Cap Fund is sometimes referred to herein as the “Reclassified Fund”. The Surviving Fund and the Reclassified Fund are sometimes collectively referred to herein as the “Funds”.

WHEREAS, the Trust is a Delaware statutory trust and a registered investment company under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Funds are each series portfolios of the Trust representing separate series of shares of beneficial interest of the Trust;

WHEREAS, the Funds are authorized to issue an unlimited number of Class A, Class C, Institutional Class and Class Z shares;

WHEREAS, the TS&W Small Cap Value Fund has outstanding Class A, Class C, Institutional Class and Class Z shares and the Small Cap Fund has outstanding Class A, Class C, Institutional Class and Class Z shares; and

WHEREAS, the Board of Trustees (the “Board”) of the Trust has determined that it would be in the best interests of the Funds’ shareholders to sell all of the assets and liabilities of the Small Cap Fund to the TS&W Small Cap Value Fund and reclassify the shares of the Small Cap Fund as shares of the TS&W Small Cap Value Fund in the manner described below.

NOW, THEREFORE, the Small Cap Fund shall sell all of its assets and liabilities to the TS&W Small Cap Value Fund and reclassify its shares on the following terms and conditions.

1.           Plan of Reorganization.

(a)           Attribution of Assets and Liabilities. At the Effective Time described in Section 3 below, the Small Cap Fund shall sell all of its assets and liabilities to the TS&W Small Cap Value Fund and the proportionate undivided interest in the assets and liabilities of the Small Cap Fund attributable to its Class A, Class C, Institutional Class and Class Z shares shall become a part of the proportionate undivided interest in the assets and liabilities of the TS&W Small Cap Value Fund attributable to its Class A, Class C, Institutional Class and Class Z shares, respectively, and any expenses, costs, charges and reserves allocated to the Class A, Class C, Institutional Class and Class Z shares of the Small Cap Fund immediately prior to the Effective Time shall become expenses, costs, charges and reserves allocated to the Class A, Class C, Institutional Class and Class Z shares, respectively, of the TS&W Small Cap Value Fund. The Trust shall instruct its custodian to reflect in the custodian’s records for the TS&W Small Cap Value Fund the attribution of the assets of the Small Cap Fund in the manner described above.

(b)           Reclassification of Shares. At the Effective Time described in Section 3 below, all of the issued and outstanding Class A, Class C, Institutional Class and Class Z shares of the Small Cap Fund shall be reclassified and changed into and become Class A, Class C, Institutional Class and Class Z shares, respectively, of the TS&W Small Cap Value Fund based upon their respective net asset values, and thereafter shall have the attributes of Class A, Class C, Institutional Class and Class Z shares of the TS&W Small Cap Value Fund.

The stock transfer books of the Small Cap Fund will be permanently closed at the Effective Time (described in Section 3 below) and only requests for the redemption of shares of the Small Cap Fund received in proper form prior to the close of trading on the New York Stock Exchange on the date of the Effective Time shall be accepted. Thereafter, redemption requests received by the Small Cap Fund shall be deemed to be redemption requests for the TS&W Small Cap Value Fund shares into which such Small Cap Fund shares were reclassified under this Plan of Reorganization.

(c)           Shareholder Accounts. At the Effective Time described in Section 3 below, each shareholder of record of Class A, Class C, Institutional Class and Class Z shares of the Small Cap Fund will receive that number of Class A, Class C, Institutional Class and Class Z shares, respectively, of the TS&W Small Cap Value Fund having an aggregate net asset value equal to the aggregate net asset value of the Class A, Class C, Institutional Class and Class Z shares, respectively, of the Small Cap Fund held by such owner immediately prior to the Effective Time.

The Trust will establish an open account on the records of the TS&W Small Cap Value Fund in the name of each owner of record of the Small Cap Fund to which will be credited the respective number of shares of the TS&W Small Cap Value Fund due such beneficial owner. Fractional shares of the TS&W Small Cap Value Fund will be carried to the third decimal place. Certificates representing shares of the TS&W Small Cap Value Fund will not be issued. The net asset value of the shares of the Small Cap Fund and the net value of the assets of the TS&W Small Cap Value Fund will be determined at the Effective Time in accordance with the policies and procedures of the Trust.  Any special options (e.g., automatic investment plans on current Small Cap Fund shareholder accounts) will automatically transfer to the new accounts.

2.           Termination of Reclassified Fund. Immediately after the Effective Time described in Section 3 below, the Reclassified Fund shall cease to be an investment portfolio of the Trust and the Trust’s Board hereby authorizes the officers of the Trust to amend Schedule A to the Trust’s Agreement and Declaration of Trust and to take any other necessary action to terminate the Reclassified Fund as a separate investment portfolio of the Trust.

3.           Effective Time of the Reorganization. The reorganization of the Reclassified Fund contemplated by this Plan of Reorganization shall occur on March 6, 2009, at 4:30 p.m. Eastern time, or such other date and time as the officers of the Trust shall determine (the “Effective Time”).

4.           Approval of Shareholders. A meeting of the holders of the Small Cap Fund shares shall be duly called and constituted for the purpose of acting upon this Plan of Reorganization and the transactions contemplated herein. Approval by such shareholders of this Plan of Reorganization shall authorize the Trust to take the actions required to effect the Plan of Reorganization for the Funds.

5.           Conditions Precedent. The Trust will consummate the Plan of Reorganization only after satisfaction of each of the following conditions:

(a)           All consents, approvals, permits and authorizations required to be obtained from governmental authorities, including the Securities and Exchange Commission and state securities commissions, to permit the parties to carry out the transactions contemplated by this Plan of Reorganization shall have been received.

(b)           This Plan of Reorganization shall have been approved by the shareholders of the Reclassified Fund at a special meeting by the affirmative vote of a “majority of the outstanding voting securities” of the Reclassified Fund, as defined in the 1940 Act.  This means the lesser of: (a) the affirmative vote of 67% or more of the voting securities of Reclassified Fund present or represented by proxy at the special meeting, if the holders of more than 50% of the outstanding voting securities of the Reclassified Fund are present or represented by proxy; or (b) the affirmative vote of more than 50% of the outstanding voting securities of the Reclassified Fund.

(c)           The assets of the Small Cap Fund to be acquired by the TS&W Small Cap Value Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by the Small Cap Fund immediately prior to the reclassification. For purposes of this paragraph 5(c), any assets used by the Reclassified Fund to pay the expenses it incurs in connection with this Plan of Reorganization and to effect all shareholder redemptions and distributions (other than regular, normal dividends and regular, normal redemptions pursuant to the 1940 Act, and not in excess of the requirements of Section 852 of the Code, occurring in the ordinary course of the Reclassified Fund’s business as a portfolio of an open-end management investment company) after the commencement of negotiations regarding the Reorganization shall be included as assets of the Reclassified Fund held immediately prior to the reclassification.

(d)           The dividend described in the last sentence of paragraph 6(a)(i) shall have been declared.

(e)           The Trust shall have received an opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”) to the effect that consummation of the transaction contemplated by this Plan of Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code (the “Code”), and that the shareholders of the Reclassified Fund will recognize no gain or loss to the extent that they receive shares of the Surviving Fund in exchange for their shares of the Reclassified Fund in accordance with this Plan of Reorganization. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Trust and others, and the officers of the Trust shall use their best efforts to make available such truthful certificates.

(f)           The Trust shall have received an opinion of Stradley Ronon, dated as of the Effective Time, addressed to and in form and substance satisfactory to the Trust, to the effect that this Plan of Reorganization has been duly authorized and approved by all requisite action of the Trust and the shareholders of the shares of the Reclassified Fund.

At any time prior to the Effective Time, any of the foregoing conditions may be waived by the Trust if, in the judgment of its Board of Trustees, such waiver will not have a material adverse effect on the benefits intended under this Plan of Reorganization for the Reclassified Fund’s shareholders.

6.           Old Mutual Small Cap Fund and Old Mutual TS&W Small Cap Value Fund Tax Matters.

(a)           Old Mutual Small Cap Fund.

(i)           The Small Cap Fund has elected to be a regulated investment company under Subchapter M of the Code. The Small Cap Fund has qualified as such for each taxable year since inception that has ended prior to the Effective Time and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending at the Effective Time. The Small Cap Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. In order to (i) ensure continued qualification of the Small Cap Fund as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Small Cap Fund arising by reason of undistributed investment company taxable income or net capital gain, the Small Cap Fund will declare on or prior to the Effective Time to the shareholders of the Small Cap Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of the Small Cap Fund’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended March 31, 2008 and for the short taxable year beginning on April 1, 2008 and ending at the Effective Time and (B) all of the Small Cap Fund’s net capital gain for the taxable year ended March 31, 2008 and for such short taxable year.

(ii)           The Small Cap Fund has timely filed all tax returns required to be filed by it and all taxes with respect thereto have been paid. No deficiencies for any taxes have been proposed, assessed or asserted in writing by any taxing authority against the Small Cap Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a material adverse effect on the condition, financial or otherwise, property, assets or prospects of the Small Cap Fund.

(b)           Old Mutual TS&W Small Cap Value Fund.

(i)           The TS&W Small Cap Value Fund has elected to be treated as a regulated investment company under Subchapter M of the Code. The TS&W Small Cap Value Fund has qualified as such for each taxable year since inception that has ended prior to the Effective Time and will satisfy the requirements of Part I of Subchapter M of the Code to maintain such qualification for its current taxable year. The TS&W Small Cap Value Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

(ii)           The TS&W Small Cap Value Fund has timely filed all returns required to be filed by it and all taxes with respect thereto have been paid. No deficiencies for any taxes have been proposed, assessed or asserted in writing by any taxing authority against the TS&W Small Cap Value Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a material adverse effect on the condition, financial or otherwise, property, assets or prospects of the TS&W Small Cap Value Fund.

7.           Termination. The Trust may terminate this Plan of Reorganization with the approval of its Board at any time prior to the Effective Time, notwithstanding approval thereof by the Reclassified Fund’s respective shareholders if, in the judgment of the Board, proceeding with the Plan of Reorganization would be inadvisable.

8.           Further Assurances. The Trust shall take such further action as may be necessary or desirable and proper to consummate the transactions contemplated hereby.

9.           Expenses. The Funds shall bear all costs and expenses associated with this Plan of Reorganization and the transactions contemplated hereby.  All costs and expenses associated with this Plan of Reorganization shall be allocated between the Funds on a pro rata basis based on each Fund’s relative net assets. Neither the Small Cap Fund nor the TS&W Small Cap Value Fund (nor any Person related to the Small Cap Fund or the TS&W Small Cap Value Fund) will pay or assume any expenses of the Small Cap Fund Shareholders (including, but not limited to, any expenses of Small Cap Fund Shareholders that are solely and directly related to the Reorganization).

This Plan of Reorganization was approved and adopted by the Board of the Trust on November 13, 2008.

OLD MUTUAL DEVELOPING GROWTH FUND
OLD MUTUAL MID-CAP FUND
OLD MUTUAL SELECT GROWTH FUND
OLD MUTUAL SMALL CAP FUND
each a series portfolio of
Old Mutual Funds II
4643 South Ulster Street, Suite 600
Denver, Colorado 80237
1-888-772-2888

STATEMENT OF ADDITIONAL INFORMATION

DECEMBER 17, 2008

This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with each of the Combined Proxy Statements and Prospectuses dated December 17, 2008 of Old Mutual Funds II (the “Trust”) for use in connection with the Special Meetings of Shareholders (the “Special Meetings”) of Old Mutual Developing Growth Fund, Old Mutual Mid-Cap Fund, Old Mutual Select Growth Fund and Old Mutual Small Cap Fund to be held on February 27, 2009.  At the Special Meetings, shareholders will be asked to approve the reorganizations as described in the Combined Proxy Statements and Prospectuses.  Copies of the Combined Proxy Statements and Prospectuses may be obtained at no charge by writing the Trust at the address shown above or by calling 1-888-772-2888.  Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statements and Prospectuses.

ADDITIONAL INFORMATION ABOUT OLD MUTUAL DEVELOPING GROWTH FUND, OLD MUTUAL LARGE CAP GROWTH FUND, OLD MUTUAL MID-CAP FUND, OLD MUTUAL SELECT GROWTH FUND, OLD MUTUAL SMALL CAP FUND, OLD MUTUAL STRATEGIC SMALL COMPANY FUND, OLD MUTUAL TS&W MID-CAP VALUE FUND AND OLD MUTUAL TS&W SMALL CAP VALUE FUND

FINANCIAL STATEMENTS

PRO FORMA FINANCIAL STATEMENTS

APPENDIX I	Old Mutual Funds II Statement of Additional Information
APPENDIX II	Old Mutual Funds II Annual Report to Shareholders
APPENDIX III	Old Mutual Funds II Semi-Annual Report to Shareholders
APPENDIX IV	Pro Forma Financial Statements

ADDITIONAL INFORMATION ABOUT OLD MUTUAL DEVELOPING GROWTH FUND, OLD MUTUAL LARGE CAP GROWTH FUND, OLD MUTUAL MID-CAP FUND, OLD MUTUAL SELECT GROWTH FUND, OLD MUTUAL SMALL CAP FUND, OLD MUTUAL STRATEGIC SMALL COMPANY FUND, OLD MUTUAL TS&W MID-CAP VALUE FUND AND OLD MUTUAL TS&W SMALL CAP VALUE FUND

This SAI incorporates by reference the Statement of Additional Information for Class A, Class C, Institutional Class, and Class Z shares of the Trust dated December 9, 2008, as supplemented, and attached hereto as Appendix I.

FINANCIAL STATEMENTS

This SAI incorporates by reference the Trust’s Annual Report to Shareholders dated March 31, 2008, and attached hereto as Appendix II.

This SAI incorporates by reference the Trust’s Semi-Annual Report to Shareholders dated September 30, 2008, and attached hereto as Appendix III.

PRO FORMA FINANCIAL STATEMENTS

The pro forma financial statements for each of Old Mutual Large Cap Growth Fund, Old Mutual Strategic Small Company Fund, Old Mutual TS&W Mid-Cap Value Fund and Old Mutual TS&W Small Cap Value Fund are attached hereto as Appendix IV.

APPENDIX I
TO THE
STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 17, 2008

Relating to the Acquisition of Assets of
OLD MUTUAL DEVELOPING GROWTH FUND

By and In Exchange for Shares of Beneficial Interest of
OLD MUTUAL STRATEGIC SMALL COMPANY FUND

AND

Relating to the Acquisition of Assets of
OLD MUTUAL MID-CAP FUND

By and In Exchange for Shares of Beneficial Interest of
OLD MUTUAL TS&W MID-CAP VALUE FUND

AND

Relating to the Acquisition of Assets of
OLD MUTUAL SELECT GROWTH FUND

By and In Exchange for Shares of Beneficial Interest of
OLD MUTUAL LARGE CAP GROWTH FUND

AND

Relating to the Acquisition of Assets of
OLD MUTUAL SMALL CAP FUND

By and In Exchange for Shares of Beneficial Interest of
OLD MUTUAL TS&W SMALL CAP VALUE FUND

Old Mutual Funds II Statement of Additional Information dated December 9, 2008, as supplemented (filed December 9, 2008):

http://www.sec.gov/Archives/edgar/data/775180/000077518008000074/n485bpos20081209omf2.htm

APPENDIX II
TO THE
STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 17 , 2008

Relating to the Acquisition of Assets of
OLD MUTUAL DEVELOPING GROWTH FUND

By and In Exchange for Shares of Beneficial Interest of
OLD MUTUAL STRATEGIC SMALL COMPANY FUND

AND

Relating to the Acquisition of Assets of
OLD MUTUAL MID-CAP FUND

By and In Exchange for Shares of Beneficial Interest of
OLD MUTUAL TS&W MID-CAP VALUE FUND

AND

Relating to the Acquisition of Assets of
OLD MUTUAL SELECT GROWTH FUND

By and In Exchange for Shares of Beneficial Interest of
OLD MUTUAL LARGE CAP GROWTH FUND

AND

Relating to the Acquisition of Assets of
OLD MUTUAL SMALL CAP FUND

By and In Exchange for Shares of Beneficial Interest of
OLD MUTUAL TS&W SMALL CAP VALUE FUND

Old Mutual Funds II Annual Report (N-CSR) dated March 31, 2008 (filed June 9, 2008):

http://www.sec.gov/Archives/edgar/data/775180/000077518008000030/0000775180-08-000030-index.htm

APPENDIX III
TO THE
STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 17, 2008

Relating to the Acquisition of Assets of
OLD MUTUAL DEVELOPING GROWTH FUND

By and In Exchange for Shares of Beneficial Interest of
OLD MUTUAL STRATEGIC SMALL COMPANY FUND

AND

Relating to the Acquisition of Assets of
OLD MUTUAL MID-CAP FUND

By and In Exchange for Shares of Beneficial Interest of
OLD MUTUAL TS&W MID-CAP VALUE FUND

AND

Relating to the Acquisition of Assets of
OLD MUTUAL SELECT GROWTH FUND

By and In Exchange for Shares of Beneficial Interest of
OLD MUTUAL LARGE CAP GROWTH FUND

AND

Relating to the Acquisition of Assets of
OLD MUTUAL SMALL CAP FUND

By and In Exchange for Shares of Beneficial Interest of
OLD MUTUAL TS&W SMALL CAP VALUE FUND

Old Mutual Funds II Semi-Annual Report (N-CSRS) dated September 30, 2008 (filed December 5, 2008):

http://www.sec.gov/Archives/edgar/data/775180/000077518008000070/0000775180-08-000070-index.htm

APPENDIX IV
TO THE
STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 17, 2008

Relating to the Acquisition of Assets of
OLD MUTUAL DEVELOPING GROWTH FUND

By and In Exchange for Shares of Beneficial Interest of
OLD MUTUAL STRATEGIC SMALL COMPANY FUND

AND

Relating to the Acquisition of Assets of
OLD MUTUAL MID-CAP FUND

By and In Exchange for Shares of Beneficial Interest of
OLD MUTUAL TS&W MID-CAP VALUE FUND

AND

Relating to the Acquisition of Assets of
OLD MUTUAL SELECT GROWTH FUND

By and In Exchange for Shares of Beneficial Interest of
OLD MUTUAL LARGE CAP GROWTH FUND

AND

Relating to the Acquisition of Assets of
OLD MUTUAL SMALL CAP FUND

By and In Exchange for Shares of Beneficial Interest of
OLD MUTUAL TS&W SMALL CAP VALUE FUND

Pro Forma Schedule of Investments
As of September 30, 2008 (Unaudited)
		Shares			Value (000)
			Pro Forma			Pro Forma
	Old Mutual	Old Mutual	Old Mutual	Old Mutual	Old Mutual	Old Mutual
	Developing	Strategic Small	Strategic Small	Developing	Strategic Small	Strategic Small
Description	Growth Fund	Company Fund	Company Fund	Growth Fund	Company Fund	Company Fund
Common Stock - 97.2%
Advertising Services - 0.0%
Greenfield Online*	-	1,400	1,400	$-	$24	$24
Total Advertising Services						24
Aerospace/Defense - 1.2%
Esterline Technologies*	22,141	-	22,141	877	-	877
Teledyne Technologies*	12,522	3,671	16,193	716	210	926
Total Aerospace/Defense						1,803
Aerospace/Defense-Equipment - 0.8%
B/E Aerospace*	-	1,531	1,531	-	24	24
Orbital Sciences*	41,554	2,690	44,244	996	64	1,060
Total Aerospace/Defense-Equipment						1,084
Airlines - 0.2%
Airtran Holdings*	-	37,130	37,130	-	90	90
AMR*	-	5,250	5,250	-	52	52
Continental Airlines, Cl B*	-	4,320	4,320	-	72	72
Delta Air Lines*	-	7,890	7,890	-	59	59
Northwest Airlines*	-	4,380	4,380	-	40	40
Total Airlines						313
Apparel Manufacturers - 0.6%
Maidenform Brands*	-	2,420	2,420	-	35	35
True Religion Apparel*	29,960	-	29,960	775	-	775
Total Apparel Manufacturers						810
Applications Software - 0.2%
EPIQ Systems*	-	6,270	6,270	-	85	85
Patni Computer Systems ADR	-	3,730	3,730	-	29	29
Progress Software*	-	4,620	4,620	-	120	120
Quest Software*	-	2,260	2,260	-	29	29
Total Applications Software						263
Auction House/Art Dealer - 0.3%
Ritchie Bros Auctioneers	16,039	2,738	18,777	375	64	439
Total Auction House/Art Dealer						439
Audio/Video Products - 0.9%
DTS*	39,573	6,758	46,331	1,101	188	1,289
Total Audio/Video Products						1,289
Auto/Truck Parts & Equipment-Original - 0.1%
Lear*	-	2,620	2,620	-	28	28
Titan International	2,716	462	3,178	58	10	68
WABCO Holdings	-	1,155	1,155	-	41	41
Total Auto/Truck Parts & Equipment-Original						137
Batteries/Battery Systems - 0.4%
Ultralife*	74,835	-	74,835	580	-	580
Total Batteries/Battery Systems						580
Beverages-Non-Alcoholic - 0.1%
Coca-Cola Bottling	-	2,815	2,815	-	123	123
Total Beverages-Non-Alcoholic						123
Building Products-Cement/Aggregate - 0.0%
Texas Industries	-	260	260	-	11	11
Total Building Products-Cement/Aggregate						11
Casino Services - 1.6%
Bally Technologies*	26,652	-	26,652	807	-	807
Scientific Games, Cl A*	56,983	9,726	66,709	1,312	224	1,536
Total Casino Services						2,343
Cellular Telecommunications - 0.1%
Cellcom Israel	-	2,875	2,875	-	86	86
Total Cellular Telecommunications						86
Chemicals-Specialty - 0.1%
Cabot	-	2,120	2,120	-	67	67
Hercules	-	1,922	1,922	-	38	38
Stepan	-	5	5	-	-	-
Total Chemicals-Specialty						105
Coatings/Paint - 0.1%
Valspar	-	2,865	2,865	-	64	64
Total Coatings/Paint						64
Coffee - 0.4%
Green Mountain Coffee Roasters*	12,518	2,136	14,654	492	84	576
Total Coffee						576
Commercial Banks-Eastern US - 1.2%
Signature Bank*	46,427	3,203	49,630	1,619	112	1,731
Total Commercial Banks-Eastern US						1,731
Commercial Services - 2.1%
CoStar Group*	11,145	1,906	13,051	506	87	593
Healthcare Services Group	-	3,810	3,810	-	70	70
HMS Holdings*	35,195	-	35,195	843	-	843
Team*	41,218	2,212	43,430	1,489	80	1,569
Total Commercial Services						3,075
Commercial Services-Finance - 0.8%
Interactive Data	-	2,700	2,700	$-	$68	$68
TNS*	21,593	3,688	25,281	418	71	489
Wright Express*	15,431	3,780	19,211	461	113	574
Total Commercial Services-Finance						1,131
Computer Aided Design - 0.6%
Ansys*	17,240	6,183	23,423	653	234	887
Total Computer Aided Design						887
Computer Graphics - 0.1%
Monotype Imaging Holdings*	-	6,730	6,730	-	75	75
Total Computer Graphics						75
Computer Services - 1.5%
DST Systems*	-	1,170	1,170	-	66	66
IHS, Cl A*	11,892	3,335	15,227	567	159	726
SYKES Enterprises*	62,970	3,132	66,102	1,383	69	1,452
Total Computer Services						2,244
Computer Software - 0.0%
Blackbaud	-	1,150	1,150	-	21	21
Total Computer Software						21
Computers-Integrated Systems - 1.0%
Cray*	-	1,180	1,180	-	6	6
Integral Systems	33,011	5,637	38,648	686	117	803
NCI, Cl A*	-	905	905	-	26	26
NCR*	-	2,040	2,040	-	45	45
Radisys*	-	5,355	5,355	-	46	46
Riverbed Technology*	31,594	5,389	36,983	396	67	463
Total Computers-Integrated Systems						1,389
Computers-Memory Devices - 0.0%
Silicon Storage Technology*	-	11,100	11,100	-	36	36
Total Computers-Memory Devices						36
Consulting Services - 2.4%
FTI Consulting*	24,695	4,817	29,512	1,784	348	2,132
Hill International*	18,808	3,218	22,026	260	45	305
Maximus	25,180	-	25,180	928	-	928
Watson Wyatt Worldwide, Cl A	-	1,835	1,835	-	91	91
Total Consulting Services						3,456
Containers-Metal/Glass - 0.2%
Greif, Cl A	-	1,069	1,069	-	70	70
Owens-Illinois*	-	2,180	2,180	-	64	64
Silgan Holdings	-	2,385	2,385	-	122	122
Total Containers-Metal/Glass						256
Containers-Paper/Plastic - 0.4%
Bemis	-	3,710	3,710	-	97	97
Pactiv*	-	9,385	9,385	-	233	233
Rock-Tenn, Cl A	-	1,120	1,120	-	45	45
Smurfit-Stone Container*	-	17,090	17,090	-	80	80
Sonoco Products	-	3,280	3,280	-	97	97
Total Containers-Paper/Plastic						552
Cosmetics & Toiletries - 0.1%
Alberto-Culver	-	3,090	3,090	-	84	84
Total Cosmetics & Toiletries						84
Decision Support Software - 0.9%
MSCI, Cl A*	18,316	3,127	21,443	440	75	515
SPSS*	26,546	-	26,546	779	-	779
Total Decision Support Software						1,294
Diagnostic Equipment - 0.1%
Gen-Probe*	-	1,735	1,735	-	92	92
Total Diagnostic Equipment						92
Diagnostic Kits - 0.2%
Idexx Laboratories*	-	1,135	1,135	-	62	62
Meridian Bioscience	-	3,872	3,872	-	112	112
Qiagen*	-	3,145	3,145	-	62	62
Total Diagnostic Kits						236
Dialysis Centers - 0.1%
Dialysis Corp Of America*	-	9,875	9,875	-	78	78
Total Dialysis Centers						78
Diversified Manufacturing Operations - 0.5%
Barnes Group	33,790	-	33,790	683	-	683
SPX	-	740	740	-	57	57
Total Diversified Manufacturing Operations						740
E-Commerce/Services - 1.4%
Move*	-	9,250	9,250	-	20	20
NetFlix*	38,762	-	38,762	1,197	-	1,197
Priceline.com*	11,663	-	11,663	798	-	798
Total E-Commerce/Services						2,015
Educational Software - 0.8%
SkillSoft ADR*	89,805	15,625	105,430	939	163	1,102
Total Educational Software						1,102
Electric Products-Miscellaneous - 0.1%
Ametek	-	1,832	1,832	-	75	75
Total Electric Products-Miscellaneous						75
Electric-Integrated - 0.4%
Black Hills	-	1,550	1,550	$-	$48	$48
CMS Energy	-	11,380	11,380	-	142	142
Portland General Electric	-	4,815	4,815	-	114	114
Sierra Pacific Resources	-	13,660	13,660	-	131	131
Westar Energy	-	6,075	6,075	-	140	140
Total Electric-Integrated						575
Electric-Transmission - 0.7%
ITC Holdings	13,347	4,965	18,312	691	257	948
Total Electric-Transmission						948
Electronic Components-Miscellaneous - 0.8%
Celestica*	-	8,665	8,665	-	56	56
Daktronics	17,809	3,040	20,849	297	51	348
Plexus*	39,981	-	39,981	828	-	828
Total Electronic Components-Miscellaneous						1,232
Electronic Components-Semiconductors - 2.8%
Amkor Technology*	-	4,920	4,920	-	31	31
DSP Group*	-	6,735	6,735	-	52	52
Fairchild Semiconductor International*	-	7,480	7,480	-	66	66
Ikanos Communications*	-	24,495	24,495	-	49	49
Intersil, Cl A	-	650	650	-	11	11
Microsemi*	78,694	7,190	85,884	2,005	183	2,188
Netlogic Microsystems*	34,654	1,625	36,279	1,048	49	1,097
ON Semiconductor*	-	12,840	12,840	-	87	87
PMC - Sierra*	47,578	8,122	55,700	353	60	413
Semtech*	-	2,280	2,280	-	32	32
Zoran*	-	7,380	7,380	-	60	60
Total Electronic Components-Semiconductors						4,086
Electronic Connectors - 0.1%
Amphenol, Cl A	-	2,980	2,980	-	120	120
Total Electronic Connectors						120
Electronic Measuring Instruments - 1.2%
Axsys Technologies*	29,044	1,942	30,986	1,712	114	1,826
Total Electronic Measuring Instruments						1,826
E-Marketing/Information - 0.2%
Constant Contact*	17,404	2,971	20,375	297	51	348
Total E-Marketing/Information						348
Engineering/R&D Services - 1.3%
Stanley*	47,890	2,574	50,464	1,768	95	1,863
URS*	-	870	870	-	32	32
Total Engineering/R&D Services						1,895
Enterprise Software/Services - 3.9%
Advent Software*	12,085	2,063	14,148	426	73	499
Ariba*	35,412	6,045	41,457	500	85	585
Concur Technologies*	22,299	3,807	26,106	853	146	999
JDA Software Group*	49,201	-	49,201	748	-	748
Mantech International, Cl A*	15,723	-	15,723	932	-	932
Novell*	-	13,915	13,915	-	72	72
PROS Holdings*	-	2,150	2,150	-	20	20
RightNow Technologies*	23,908	4,081	27,989	301	51	352
Sybase*	41,134	7,022	48,156	1,260	215	1,475
Total Enterprise Software/Services						5,682
Entertainment Software - 0.5%
The9 ADR*	46,958	-	46,958	788	-	788
Total Entertainment Software						788
E-Services/Consulting - 1.5%
Sapient*	268,640	25,667	294,307	1,996	191	2,187
Total E-Services/Consulting						2,187
Fiduciary Banks - 0.0%
Wilmington Trust	-	135	135	-	4	4
Total Fiduciary Banks						4
Finance-Commercial - 0.0%
CIT Group	-	3,230	3,230	-	22	22
Total Finance-Commercial						22
Finance-Investment Banker/Broker - 0.6%
Greenhill & Co	-	320	320	-	24	24
Knight Capital Group, Cl A*	58,063	-	58,063	863	-	863
Total Finance-Investment Banker/Broker						887
Food-Baking - 0.0%
Flowers Foods	-	2,060	2,060	-	60	60
Total Food-Baking						60
Food-Dairy Products - 0.1%
Dean Foods*	-	4,280	4,280	-	100	100
Total Food-Dairy Products						100
Food-Miscellaneous/Diversified - 0.0%
Smart Balance*	-	6,860	6,860	$-	$45	$45
Total Food-Miscellaneous/Diversified						45
Food-Retail - 0.1%
Ruddick	-	2,690	2,690	-	87	87
Total Food-Retail						87
Food-Wholesale/Distribution - 0.0%
Fresh Del Monte Produce*	-	2,740	2,740	-	61	61
Total Food-Wholesale/Distribution						61
Footwear & Related Apparel - 1.2%
Deckers Outdoor*	15,117	1,220	16,337	1,573	127	1,700
Total Footwear & Related Apparel						1,700
Funeral Services & Related Items - 0.0%
Service Corp International	-	7,395	7,395	-	62	62
Total Funeral Services & Related Items						62
Gas-Distribution - 0.1%
AGL Resources	-	2,670	2,670	-	84	84
Southwest Gas	-	2,130	2,130	-	65	65
Total Gas-Distribution						149
Hazardous Waste Disposal - 0.5%
Clean Harbors*	11,264	-	11,264	761	-	761
Total Hazardous Waste Disposal						761
Heart Monitors - 0.0%
Cardiac Science*	-	6,610	6,610	-	68	68
Total Heart Monitors						68
Human Resources - 0.6%
Emergency Medical Services, Cl A*	26,785	-	26,785	800	-	800
Hudson Highland Group*	-	2,665	2,665	-	19	19
Total Human Resources						819
Instruments-Controls - 0.0%
Mettler Toledo International*	-	540	540	-	53	53
Total Instruments-Controls						53
Instruments-Scientific - 0.2%
OYO Geospace*	-	1,130	1,130	-	44	44
PerkinElmer	-	5,065	5,065	-	126	126
Varian*	-	1,350	1,350	-	58	58
Total Instruments-Scientific						228
Internet Application Software - 1.7%
Art Technology Group*	74,556	12,733	87,289	262	45	307
Cybersource*	34,761	5,937	40,698	560	96	656
DealerTrack Holdings*	-	3,370	3,370	-	57	57
eResearchTechnology*	62,566	-	62,566	745	-	745
Vocus*	17,226	2,941	20,167	585	100	685
Total Internet Application Software						2,450
Internet Content-Entertainment - 1.1%
Perfect World ADR*	37,730	-	37,730	847	-	847
Shanda Interactive Entertainment ADR*	31,545	-	31,545	806	-	806
Total Internet Content-Entertainment						1,653
Internet Incubators - 0.0%
Internet Capital Group*	-	4,110	4,110	-	33	33
Total Internet Incubators						33
Intimate Apparel - 0.5%
Warnaco Group*	17,217	-	17,217	780	-	780
Total Intimate Apparel						780
Investment Companies - 0.0%
KKR Financial Holdings	-	10,300	10,300	-	66	66
Total Investment Companies						66
Investment Management/Advisory Services - 0.8%
Affiliated Managers Group*	12,688	2,166	14,854	1,051	179	1,230
Total Investment Management/Advisory Services						1,230
Lasers-Systems/Components - 1.4%
II-VI*	33,890	-	33,890	1,310	-	1,310
Rofin-Sinar Technologies*	23,055	1,350	24,405	706	41	747
Total Lasers-Systems/Components						2,057
Leisure & Recreational Products - 1.3%
WMS Industries*	56,826	7,030	63,856	1,737	215	1,952
Total Leisure & Recreational Products						1,952
Life/Health Insurance - 0.1%
Protective Life	-	3,660	3,660	-	104	104
Total Life/Health Insurance						104
Machinery-Construction & Mining - 0.3%
Bucyrus International	7,371	1,258	8,629	329	56	385
Total Machinery-Construction & Mining						385
Machinery-General Industry - 2.2%
Chart Industries*	18,628	-	18,628	$532	$-	$532
DXP Enterprises*	13,495	-	13,495	719	-	719
Gardner Denver*	18,084	-	18,084	628	-	628
Wabtec	21,831	3,726	25,557	1,118	191	1,309
Total Machinery-General Industry						3,188
Machinery-Material Handling - 0.0%
Columbus McKinnon*	-	20	20	-	-	-
Total Machinery-Material Handling						-
Medical Information Systems - 0.4%
athenahealth*	15,344	2,621	17,965	510	87	597
Total Medical Information Systems						597
Medical Instruments - 1.2%
Bruker*	-	4,835	4,835	-	64	64
Conceptus*	46,723	7,975	54,698	775	132	907
Natus Medical*	-	1,180	1,180	-	27	27
Volcano*	39,363	6,716	46,079	681	116	797
Total Medical Instruments						1,795
Medical Labs & Testing Services - 1.5%
Icon ADR*	52,475	5,326	57,801	2,007	204	2,211
Total Medical Labs & Testing Services						2,211
Medical Laser Systems - 0.6%
Cynosure, Cl A*	45,486	-	45,486	816	-	816
Total Medical Laser Systems						816
Medical Products - 1.4%
Abiomed*	20,240	3,457	23,697	359	61	420
American Medical Systems Holding*	-	4,315	4,315	-	77	77
Wright Medical Group*	21,434	3,660	25,094	652	111	763
Zoll Medical*	25,050	935	25,985	820	31	851
Total Medical Products						2,111
Medical Sterilization Product - 0.1%
STERIS	-	1,980	1,980	-	74	74
Total Medical Sterilization Product						74
Medical-Biomedical/Genetic - 5.0%
Alexion Pharmaceuticals*	19,280	3,292	22,572	758	129	887
American Oriental Bioengineering*	89,482	-	89,482	581	-	581
Bio-Rad Laboratories, Cl A*	-	1,355	1,355	-	134	134
Cambrex*	-	7,510	7,510	-	46	46
Charles River Laboratories*	-	110	110	-	6	6
Cubist Pharmaceuticals*	50,065	-	50,065	1,113	-	1,113
Martek Biosciences*	32,937	-	32,937	1,035	-	1,035
Myriad Genetics*	8,449	1,441	9,890	548	93	641
OSI Pharmaceuticals*	18,697	3,190	21,887	922	157	1,079
United Therapeutics*	15,500	1,119	16,619	1,630	118	1,748
Total Medical-Biomedical/Genetic						7,270
Medical-Drugs - 0.6%
PharMerica*	38,173	-	38,173	859	-	859
Total Medical-Drugs						859
Medical-Generic Drugs - 0.6%
Perrigo	20,200	3,445	23,645	777	132	909
Total Medical-Generic Drugs						909
Medical-Hospitals - 0.1%
Health Management Associates, Cl A*	-	14,840	14,840	-	62	62
Medcath*	-	5,540	5,540	-	99	99
Total Medical-Hospitals						161
Medical-Nursing Homes - 0.6%
Sun Healthcare Group*	56,251	-	56,251	825	-	825
Total Medical-Nursing Homes						825
Medical-Outpatient/Home Medical - 3.2%
Almost Family*	26,816	-	26,816	1,061	-	1,061
Amedisys*	27,775	1,950	29,725	1,352	95	1,447
Amsurg*	-	2,530	2,530	-	64	64
Gentiva Health Services*	30,520	-	30,520	822	-	822
LHC Group*	37,440	-	37,440	1,066	-	1,066
Lincare Holdings*	-	3,635	3,635	-	109	109
NovaMed*	-	12,630	12,630	-	60	60
Total Medical-Outpatient/Home Medical						4,629
Metal Processors & Fabricators - 1.1%
Circor International	18,463	-	18,463	802	-	802
Worthington Industries	55,494	-	55,494	829	-	829
Total Metal Processors & Fabricators						1,631
Miscellaneous Manufacturing - 0.0%
Trimas*	-	9,330	9,330	-	61	61
Total Miscellaneous Manufacturing						61
Motion Pictures & Services - 1.0%
DreamWorks Animation SKG, Cl A*	38,251	8,775	47,026	1,203	276	1,479
Total Motion Pictures & Services						1,479
Multi-line Insurance - 0.1%
Hanover Insurance Group	-	3,070	3,070	$-	$140	$140
Total Multi-line Insurance						140
Networking Products - 1.6%
Atheros Communications*	46,176	1,992	48,168	1,089	47	1,136
Infinera*	73,208	-	73,208	700	-	700
Polycom*	-	2,035	2,035	-	47	47
Switch & Data Facilities*	27,728	4,733	32,461	345	59	404
Total Networking Products						2,287
Non-Hazardous Waste Disposal - 0.3%
Waste Connections*	8,500	5,501	14,001	292	189	481
Total Non-Hazardous Waste Disposal						481
Oil Companies-Exploration & Production - 2.5%
Arena Resources*	12,053	2,058	14,111	468	80	548
Bill Barrett*	-	1,490	1,490	-	48	48
Carrizo Oil & Gas*	16,428	-	16,428	596	-	596
Comstock Resources*	5,926	1,010	6,936	297	51	348
EXCO Resources*	19,543	3,332	22,875	319	54	373
Parallel Petroleum*	48,918	-	48,918	461	-	461
Penn Virginia	6,399	1,091	7,490	342	58	400
Petroleum Development*	19,437	-	19,437	862	-	862
Pioneer Natural Resources	-	1,035	1,035	-	54	54
Total Oil Companies-Exploration & Production						3,690
Oil Field Machinery & Equipment - 1.5%
Dril-Quip*	11,949	3,301	15,250	518	143	661
Lufkin Industries	-	1,570	1,570	-	125	125
NATCO Group, Cl A*	17,057	-	17,057	685	-	685
T-3 Energy Services*	18,183	1,249	19,432	675	46	721
Total Oil Field Machinery & Equipment						2,192
Oil-Field Services - 0.1%
Core Laboratories	-	480	480	-	49	49
Key Energy Services*	-	7,720	7,720	-	90	90
Willbros Group*	-	830	830	-	22	22
Total Oil-Field Services						161
Paper & Related Products - 0.1%
Neenah Paper	-	2,639	2,639	-	52	52
Potlatch	-	2,345	2,345	-	109	109
Total Paper & Related Products						161
Patient Monitoring Equipment - 0.6%
Mindray Medical International ADR	25,649	-	25,649	865	-	865
Total Patient Monitoring Equipment						865
Physical Practice Management - 0.1%
Pediatrix Medical Group*	-	1,925	1,925	-	104	104
Total Physical Practice Management						104
Physical Therapy/Rehabilitation Centers - 2.0%
Psychiatric Solutions*	69,599	7,628	77,227	2,641	289	2,930
Total Physical Therapy/Rehabilitation Centers						2,930
Platinum - 0.0%
Stillwater Mining*	-	7,890	7,890	-	46	46
Total Platinum						46
Poultry - 0.0%
Pilgrim's Pride	-	4,740	4,740	-	12	12
Total Poultry						12
Power Conversion/Supply Equipment - 1.2%
Advanced Energy Industries*	-	1,400	1,400	-	19	19
Canadian Solar*	29,449	-	29,449	575	-	575
Energy Conversion Devices*	7,173	1,224	8,397	418	71	489
Powell Industries*	13,576	2,319	15,895	554	95	649
Total Power Conversion/Supply Equipment						1,732
Precious Metals - 0.0%
North American Palladium*	-	9,330	9,330	-	20	20
Total Precious Metals						20
Printing-Commercial - 1.5%
VistaPrint*	61,857	6,304	68,161	2,031	207	2,238
Total Printing-Commercial						2,238
Property/Casualty Insurance - 1.2%
Arch Capital Group*	-	2,125	2,125	-	155	155
Enstar Group*	-	695	695	-	68	68
First American	-	1,900	1,900	-	56	56
ProAssurance*	-	1,070	1,070	-	60	60
Tower Group	50,592	-	50,592	1,192	-	1,192
Zenith National Insurance	-	4,605	4,605	-	169	169
Total Property/Casualty Insurance						1,700
Publishing-Books - 0.1%
John Wiley & Sons, Cl A	-	2,980	2,980	-	121	121
Total Publishing-Books						121
Publishing-Newspapers - 0.0%
Dolan Media*	-	3,065	3,065	$-	$31	$31
Total Publishing-Newspapers						31
Quarrying - 0.3%
Compass Minerals International	6,507	1,110	7,617	341	58	399
Total Quarrying						399
Racetracks - 0.2%
International Speedway, Cl A	-	3,235	3,235	-	126	126
Penn National Gaming*	-	2,520	2,520	-	67	67
Speedway Motorsports	-	4,740	4,740	-	92	92
Total Racetracks						285
Recreational Vehicles - 0.4%
Polaris Industries	12,307	2,103	14,410	560	96	656
Total Recreational Vehicles						656
Reinsurance - 0.3%
Aspen Insurance Holdings	-	3,651	3,651	-	100	100
Endurance Specialty Holdings	-	1,950	1,950	-	60	60
Montpelier Re Holdings	-	2,500	2,500	-	41	41
Reinsurance Group of America, Cl A	-	2,420	2,420	-	131	131
Validus Holdings	-	7,160	7,160	-	167	167
Total Reinsurance						499
REITs-Diversified - 0.0%
Washington Real Estate Investment Trust	-	925	925	-	34	34
Total REITs-Diversified						34
REITs-Hotels - 0.0%
FelCor Lodging Trust	-	2,595	2,595	-	19	19
Total REITs-Hotels						19
REITs-Office Property - 0.1%
Corporate Office Properties	-	1,890	1,890	-	76	76
Total REITs-Office Property						76
Research & Development - 1.8%
Kendle International*	18,910	-	18,910	845	-	845
Parexel International*	58,879	4,081	62,960	1,688	117	1,805
Total Research & Development						2,650
Respiratory Products - 0.8%
Resmed*	24,265	4,130	28,395	1,043	178	1,221
Total Respiratory Products						1,221
Retail-Apparel/Shoe - 2.9%
Aeropostale*	63,703	4,862	68,565	2,046	156	2,202
Buckle	5,316	907	6,223	295	50	345
Childrens Place Retail Stores*	22,943	-	22,943	765	-	765
Gymboree*	25,870	-	25,870	918	-	918
Total Retail-Apparel/Shoe						4,230
Retail-Auto Parts - 0.1%
O'Reilly Automotive*	-	2,975	2,975	-	80	80
Total Retail-Auto Parts						80
Retail-Automobile - 0.0%
Copart*	-	1,425	1,425	-	54	54
Total Retail-Automobile						54
Retail-Convenience Store - 0.0%
Pantry*	-	470	470	-	10	10
Total Retail-Convenience Store						10
Retail-Discount - 0.5%
Big Lots*	27,005	-	27,005	752	-	752
Total Retail-Discount						752
Retail-Pawn Shops - 0.5%
Ezcorp, Cl A*	42,000	-	42,000	790	-	790
Total Retail-Pawn Shops						790
Retail-Propane Distributors - 0.1%
Star Gas Partners LP*	-	53,070	53,070	-	118	118
Total Retail-Propane Distributors						118
Retail-Restaurants - 0.6%
Panera Bread, Cl A*	9,843	1,681	11,524	501	86	587
Papa John's International*	8,501	1,451	9,952	231	39	270
Total Retail-Restaurants						857
Retail-Sporting Goods - 0.5%
Dick's Sporting Goods*	33,059	5,644	38,703	647	111	758
Total Retail-Sporting Goods						758
Rubber-Tires - 0.0%
Cooper Tire & Rubber	-	5,910	5,910	-	51	51
Total Rubber-Tires						51
S&L/Thrifts-Eastern US - 0.1%
Brookline Bancorp	-	7,840	7,840	-	100	100
Total S&L/Thrifts-Eastern US						100
Satellite Telecommunications - 0.0%
EchoStar, Cl A*	-	2,380	2,380	-	57	57
Total Satellite Telecommunications						57
Schools - 1.8%
American Public Education*	7,420	1,266	8,686	$358	$61	$419
Capella Education*	16,385	1,870	18,255	702	80	782
DeVry	-	1,890	1,890	-	94	94
Strayer Education	5,434	926	6,360	1,088	186	1,274
Total Schools						2,569
Seismic Data Collection - 0.5%
Dawson Geophysical*	15,213	-	15,213	710	-	710
Total Seismic Data Collection						710
Semiconductor Equipment - 0.3%
Brooks Automation*	-	7,560	7,560	-	63	63
Cabot Microelectronics*	-	1,300	1,300	-	42	42
Entegris*	-	26,761	26,761	-	130	130
Formfactor*	-	1,310	1,310	-	23	23
Lam Research*	-	1,390	1,390	-	44	44
MKS Instruments*	-	2,195	2,195	-	44	44
Teradyne*	-	8,780	8,780	-	69	69
Verigy*	-	3,910	3,910	-	64	64
Total Semiconductor Equipment						479
Steel Pipe & Tube - 0.0%
Mueller Water Products, Cl A	-	5,630	5,630	-	51	51
Total Steel Pipe & Tube						51
Telecommunications Equipment - 0.8%
ADC Telecommunications*	-	5,670	5,670	-	48	48
CommScope*	-	1,620	1,620	-	56	56
Comtech Telecommunications*	18,498	1,770	20,268	911	87	998
Total Telecommunications Equipment						1,102
Telecommunications Equipment-Fiber Optics - 0.4%
Ciena*	-	3,300	3,300	-	33	33
IPG Photonics*	25,504	4,381	29,885	498	85	583
Total Telecommunications Equipment-Fiber Optics						616
Telecommunications Services - 0.5%
Neutral Tandem*	28,332	8,429	36,761	525	156	681
NTELOS Holdings	-	3,325	3,325	-	89	89
Total Telecommunications Services						770
Television - 0.0%
Sinclair Broadcast Group, Cl A	-	4,801	4,801	-	24	24
Total Television						24
Theaters - 0.0%
Regal Entertainment Group, Cl A	-	3,755	3,755	-	59	59
Total Theaters						59
Therapeutics - 1.1%
Isis Pharmaceuticals*	41,301	7,046	48,347	698	119	817
Onyx Pharmaceuticals*	17,370	2,966	20,336	628	107	735
Total Therapeutics						1,552
Tools-Hand Held - 0.0%
Snap-On	-	890	890	-	47	47
Total Tools-Hand Held						47
Toys - 0.2%
Leapfrog Enterprises*	25,749	4,396	30,145	272	46	318
Total Toys						318
Transactional Software - 0.6%
Solera Holdings*	26,015	4,441	30,456	747	128	875
Total Transactional Software						875
Transport-Equipment & Leasing - 0.1%
Aircastle	-	1,675	1,675	-	17	17
GATX	-	1,870	1,870	-	74	74
Genesis Lease ADR	-	2,585	2,585	-	23	23
Total Transport-Equipment & Leasing						114
Transport-Marine - 0.3%
Eagle Bulk Shipping	31,150	-	31,150	434	-	434
Tidewater	-	700	700	-	39	39
Total Transport-Marine						473
Transport-Rail - 0.1%
Genesee & Wyoming, Cl A*	2,978	516	3,494	112	19	131
Total Transport-Rail						131
Transport-Services - 0.9%
HUB Group, Cl A*	33,204	-	33,204	1,250	-	1,250
Total Transport-Services						1,250
Transport-Truck - 1.0%
Con-way	8,538	1,457	9,995	377	64	441
Landstar System	18,957	4,729	23,686	835	208	1,043
Total Transport-Truck						1,484
Travel Services - 0.0%
Interval Leisure Group*	-	6,085	6,085	-	63	63
Total Travel Services						63
Ultra Sound Imaging Systems - 0.2%
SonoSite*	8,024	1,369	9,393	$252	$43	$295
Total Ultra Sound Imaging Systems						295
Water - 0.0%
Pico Holdings*	-	840	840	-	30	30
Total Water						30
Web Portals/ISP - 0.7%
Sohu.com*	18,824	-	18,824	1,049	-	1,049
Total Web Portals/ISP						1,049
Wireless Equipment - 0.4%
RF Micro Devices*	-	13,320	13,320	-	39	39
Sierra Wireless*	60,973	-	60,973	608	-	608
Total Wireless Equipment						647
Total Common Stock (Cost $148,584)				120,637	21,416	142,053
Investment Company - 1.7%
Growth-Small Cap - 1.7%
iShares Russell 2000 Growth Index Fund	29,286	4,980	34,266	2,071	352	2,423
iShares Russell 2000 Index Fund	-	1,670	1,670	-	114	114
Total Growth-Small Cap						2,537
Total Investment Company (Cost $2,614)				2,071	466	2,537
Money Market Fund - 2.2%
Dreyfus Cash Management Fund, Institutional Class, 2.683% (A)	2,389,464	870,087	3,259,550	2,389	870	3,259
Total Money Market Fund (Cost $3,259)				2,389	870	3,259
Total Investments - (Cost $154,457)				125,097	22,752	147,849
Other Assets and Liabilities, Net - (1.1%)				(1,313)	(328)	(1,641)
Total Net Assets 100.0%				$123,784	$22,424	$146,208

* Non-income producing security.
(A) — The rate reported represents the 7-day effective yield as of September 30, 2008.

ADR — American Depositary Receipt
Cl — Class
ISP — Internet Service Provider
R&D — Research and Development
REITs — Real Estate Investment Trusts
S&L — Savings and Loan

Cost figures are shown with "000's" omitted.
Amounts designated as "-" are either $0 or have been rounded to $0
The accompanying notes are an integral part of the pro forma financial statements.

Other information:

The Funds utilize various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of September 30, 2008 in valuing each Fund’s net assets were as follows:

			Pro Forma
	Old Mutual	Old Mutual	Old Mutual
	Developing	Strategic Small	Strategic Small
	Growth Fund	Company Fund	Company Fund
Valuation Inputs	Investments (000)	Investments (000)	Investments (000)
Level 1 – quoted prices	$125,097	$22,752	$147,849
Level 2 – other significant observable inputs	-	-	-
Level 3 – significant unobservable inputs	-	-	-
Total	$125,097	$22,752	$147,849

Pro Forma Statement of Assets and Liabilities (000, excluding shares)					Pro Forma
As of September 30, 2008 (Unaudited)	Old Mutual	Old Mutual			Old Mutual
	Developing	Strategic			Strategic
	Growth	Small			Small
	Fund	Company Fund	Adjustment		Company Fund
Assets
Investment Securities, at cost	$130,927	$23,089			$154,016
Investment Securities, at value	$125,097	$22,752			$147,849
Cash	-	1			$1
Receivable for Capital Shares Sold	13	3			16
Receivable for Investment Securities Sold	3,430	753			4,183
Receivable for Dividends and Interest	7	11			18
Receivable from Investment Adviser	70	33	51	(2)	154
Prepaid Expenses	29	19			48
Total Assets	128,646	23,572	51		152,269
Liabilities
Payable for Management Fees	95	37			132
Payable for Capital Shares Redeemed	116	9			125
Payable for Investment Securities Purchased	4,022	938			4,960
Payable for Custodian	194	-			194
Payable for Trustee Fees	6	4			10
Accrued Expenses	429	160	51	(2)	640
Total Liabilities	4,862	1,148	51		6,061
Net Assets	$123,784	$22,424	-		$146,208
Net Assets:
Paid-in Capital†	$371,778	$25,980			$397,758
Undistributed Net Investment Income/(Accumulated Net Investment Loss)		(59)			(852)
Accumulated Net Realized Gain (Loss) on Investments	(241,371)	(3,160)			(244,531)
Net Unrealized Appreciation (Depreciation) on Investments		(337)			(6,167)
Net Assets	$123,784	$22,424			$146,208
Net Assets — Class Z	$106,027	$21,250			$127,277
Net Assets — Class A	29	1,127			1,156
Net Assets — Class C	62	47			109
Net Assets — Institutional Class	17,666	-			17,666
Outstanding shares of beneficial interest — Class Z	8,088,650	2,333,036	3,549,922	(1)	13,971,608
Outstanding shares of beneficial interest — Class A	2,259	126,044	1,010	(1)	129,313
Outstanding shares of beneficial interest — Class C	4,972	5,617	2,361	(1)	12,950
Outstanding shares of beneficial interest — Institutional Class		28	591,001	(1)	1,932,790
Net Asset Value, Offering and Redemption Price Per Share — Class Z*		$9.11			$9.11
Net Asset Value and Redemption Price Per Share — Class A*		$8.94			$8.94
Maximum Offering Price Price Per Share — Class A**	$13.73	$9.48			$9.49
Net Asset Value and Offering Price Per Share — Class C††*		$8.44			$8.44
Net Asset Value, Offering and Redemption Price Per Share — Institutional Class*		$9.14			$9.14

† Par Value of $0.001, unlimited authorization.
†† Class C shares have a contingent deferred sales charge. For a description of a possible sales charge, please see the Fund’s prospectus.
* Net assets divided by shares may not calculate to the stated NAV because these amounts are shown rounded.
** Maximum Offering Price Per Share is equal to Net Asset Value/94.25%.
(1) Reflects increase in shares outstanding (calculation equals Class Net Assets/Net Asset Value per Share).
(2) Reflects increase in accrued expenses and receivable from the Investment Adviser for reorganization related costs to be incurred by each Fund, subject to applicable expense limitations (See Note 5).

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the pro forma financial statements.

Pro Forma Statement of Operations (000)					Pro Forma
For the twelve-month period ended September 30, 2008 (Unaudited)					Old Mutual
	Developing	Strategic			Strategic
	Growth	Small			Small
	Fund	Company Fund	Adjustment		Company Fund
Investment Income:
Dividends	$344	$220			$564
Interest	-	-			-
Less: Foreign Taxes Withheld	(1)	(4)			(5)
Total Investment Income	343	216			559
Expenses:
Management Fees	1,495	269			1,764
Website Fees	3	1	(4)	(2)	-
Transfer Agent Fees	687	144			831
Trustees’ Fees	30	6			36
Distribution and Service Fees
Class A	-	3			3
Class C	1	-			1
Professional Fees	117	24	(12)	(3)	129
Registration and SEC Fees	94	67	(81)	(3)	80
Custodian Fees	-	98			98
Printing Fees	261	12	(2)	(3)	271
Other Expenses	31	19	(4)	(3)	46
Total Expenses	2,719	643	(103)		3,259
Net Waiver of Management Fees	(696)	(256)	83	(4)	(869)
Expense Reduction (1)	(12)	(1)			(13)
Net Expenses	2,011	386	(20)		2,377
Net Investment Income (Loss)	(1,668)	(170)	20		(1,818)
Net Realized Gain (Loss) from Security Transactions	(12,955)	(2,430)			(15,385)
Net Change in Unrealized Appreciation (Depreciation) on Investments		(5,568)			(44,190)
Net Realized and Unrealized Gain (Loss) on Investments	(51,577)	(7,998)			(59,575)
Increase (Decrease) in Net Assets Resulting from Operations	$(53,245)	$(8,168)	$20		$(61,393)

(1) All expense reductions are for transfer agent expenses.
(2) Reflects adjustment in expenses due to website fees no longer being for paid by the Funds effective December 31, 2007.
(3) Reflects adjustment in expenses due to elimination of duplicative services.
(4) Reflects adjustment in waiver of management fees due to the reduction in total expenses and expense limitations.

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the pro forma financial statements.

Notes to Pro Forma Financial Statements
As of September 30, 2008 (Unaudited)

Note 1 – Plan of Reorganization

On November 13, 2008, the Board of Trustees of Old Mutual Funds II (the “Trust”) approved four separate Plans of Reorganization (each a “Plan” and collectively the “Plans”) and authorized the submission of the Plans to shareholders for approval.  If each Plan is approved by shareholders, the following reorganizations will be completed: Old Mutual Small Cap Fund into Old Mutual TS&W Small Cap Value Fund; Old Mutual Mid-Cap Fund into Old Mutual TS&W Mid-Cap Value Fund; Old Mutual Developing Growth Fund into Old Mutual Strategic Small Company Fund; and Old Mutual Select Growth Fund into Old Mutual Large Cap Growth Fund (each a “Fund” and collectively the   “Funds”) (the “Reorganization”).  The Old Mutual Small Cap Fund, Old Mutual Mid-Cap Fund, Old Mutual Developing Growth Fund and Old Mutual Select Growth Fund are collectively referred to as the “Selling Funds” and the Old Mutual TS&W Small Cap Value Fund, Old Mutual TS&W Mid-Cap Value Fund, Old Mutual Strategic Small Company Fund and Old Mutual Large Cap Growth Fund are collectively referred to as the “Acquiring Funds.”  The Acquiring Funds will acquire all of the assets of the respective Selling Funds (subject to any existing liabilities), in exchange for the number of shares of the Acquiring Funds equal in value to the net assets of the Selling Funds at the time of the Reorganization.  The Reorganization will be accounted for as a tax-free reorganization of investment companies.

The accompanying unaudited pro forma schedules of investments, statements of assets and liabilities and statements of operations should be read in conjunction with the historical financial statements of the Funds, which are included in their respective annual reports dated March 31, 2008 , and incorporated by reference in the Statement of Additional Information , as supplemented, dated December 9, 2008 .

Note 2 - Security Valuation

Each of the Funds adheres to the following security valuation policy.  Investment securities of the Funds, including securities sold short, that are listed on a securities exchange, market or automated quotation system and for which market quotations are readily available, including securities traded over-the-counter (“OTC”) (except for securities traded on NASDAQ), are valued at the last quoted sales price on the principal market on which they are traded at the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) each day that the NYSE is open (the “Valuation Time”) or, if there is no such reported sale at the Valuation Time, at the most recent quoted bid price reported by the exchange or the OTC market. For securities traded on NASDAQ, the NASDAQ Official Closing Price provided by NASDAQ each business day will be used. If such prices are not available, these securities and unlisted securities for which market quotations are not readily available are valued in accordance with the Fair Value Procedures established by the Board of Trustees of the Trust (the “Board”). The Funds use pricing services to report the market value of securities in the portfolios; if the pricing service is not able to provide a price, or the pricing service quote of valuation is inaccurate or does not reflect the market value of the security, securities are valued in accordance with Fair Value Procedures established by the Board. The Trust’s Fair Value Procedures are implemented through a Valuation Committee (the “Committee”). Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. The valuation is assigned to fair valued securities for purposes of calculating a Fund’s net asset value (“NAV”). Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over the counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Foreign securities traded on the foreign exchanges in the Western Hemisphere are valued at the last quoted sales price from the principal market in which they are traded before the valuation time and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued in accordance with the Fair Value Procedures established by the Board.

Foreign securities traded in countries outside the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Fund’s investment adviser, Old Mutual Capital, Inc. (“Old Mutual Capital” or the “Adviser”) determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Funds calculate the NAVs.

Note 3 – Capital Share Transactions

The unaudited pro forma net asset value per share assumes additional shares of the Acquiring Funds issued in connection with the proposed acquisition of the Selling Funds as of September 30, 2008.  The number of additional shares issued was calculated by dividing the value of the assets, net of liabilities, of each Selling Fund by the net asset value per share of the respective Acquiring Fund.

Note 4 – Unaudited Pro Forma Adjustments

The accompanying unaudited pro forma financial statements reflect changes in Fund shares as if each Reorganization had taken place on September 30, 2008.  The Selling Funds’ expenses were adjusted assuming the Acquiring Funds’ fee and expense structure was in effect for the twelve month period ended September 30, 2008 and for estimated reductions due to the elimination of duplicate expenses.  No adjustments to securities positions were required to present the pro forma financial statements.

Note 5 – Reorganization Costs

The Funds shall bear any expenses incurred in connection with the Plan and the transactions contemplated hereby, subject to applicable expense limitations.  Costs associated with a Reorganization generally include printing and mailing costs, solicitation costs, legal costs and costs paid to the Funds’ independent registered public accounting firm.  All Reorganization costs will be allocated to the Funds involved under each Plan on the basis of relative net assets.

Note 6 – Federal Income Taxes

Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains.  Accordingly, no provision has been made for federal income taxes.

Capital losses can generally be carried forward to each of the eight (8) taxable years succeeding the loss year to offset future capital gains.

The Reorganization of Developing Growth Fund into the Strategic Small Company Fund will result in a more than 50% “change in ownership” of the Strategic Small Company Fund, the smaller of the two Funds.  As a result, the capital loss carryovers (together with any current year loss and unrealized depreciation in value of investments, collectively referred to as “total capital loss carryovers”) of Strategic Small Company Fund will be subject to an annual limitation for federal income tax purposes.  The tax basis capital loss carryovers, unrealized appreciation/depreciation in value for investments and aggregate net asset value of the Strategic Small Company Fund as compared to the Developing Growth Fund and the approximate annual limitation on the use of the Strategic Small Company Fund ’s total capital loss carryovers following the Reorganization are as follows:

	Strategic Small Company Fund	Developing Growth Fund
Capital Loss Carryovers at 3/31/08
Expiring 2010		$103.4 million
Expiring 2011		$120.8 million
Total Capital Loss Carryovers		$224.2 million
Unrealized Appreciation (Depreciation) for tax purposes at 9/30/08	($430,584)	($6.7 million)
Unrealized Appreciation (Depreciation) for tax purposes as Percentage of NAV at 9/30/08	(1.9%)	(5.4%)
Net Asset Value (NAV) at 9/30/08	$22.4 million	$123.8 million
Tax-Exempt Rate (November 2008)	4.94%
Annual Limitation (approximate) (1)	$1.1 million	N/A

(1)  The actual limitation will equal the aggregate net asset value of the Strategic Small Company Fund on the closing date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation is increased by the amount of any built-in gain, i.e., unrealized appreciation in value of investments of the Strategic Small Company Fund on the closing date that is recognized in the taxable year.

Given the amount of this annual limitation relative to the amount of Strategic Small Company Fund’s total capital loss carryovers, this limitation may not be material.   However, whether this annual limitation is material will depend upon the facts at the time of closing of the Reorganization.

Note 7 – Litigation

In June 2004, Pilgrim Baxter & Associates, Ltd. (“PBA”, now known as Liberty Ridge), reached settlement agreements with respect to the market timing and selective disclosure actions filed by the SEC and New York Attorney General (“NYAG”). Under the NYAG settlement, if certain terms and undertakings in that settlement as described in the Trust’s Statement of Additional Information (“SAI”) are not met, the NYAG settlement stipulates that Liberty Ridge shall promptly terminate the sub-advisory services it provides to the Funds. In this event, the Trust’s Board would be required to seek a new sub-adviser for the Funds sub-advised by Liberty Ridge or consider other alternatives.

As part of the In Re Mutual Funds Investment Litigation pending in the U.S. District Court for the District of Maryland (the “MDL Court”), PBHG Funds (now known as Old Mutual Funds II), PBA, its affiliates, and/or certain related and unrelated parties have been named as defendants in a Class Action Suit (“Class Action Suit”) and a separate Derivative Suit (“Derivative Suit”) (together the “Civil Litigation”). The Civil Litigation consolidates and coordinates for pre-trial matters a number of individual class action suits and derivative suits based on similar claims, which previously had been filed against the PBHG Funds, PBA and/or certain related parties in other jurisdictions, and had been transferred to the MDL Court. Information on the previously filed suits is contained in the Trust’s SAI. Consolidated complaints in the Class Action and Derivative Suits were filed in the Civil Litigation on September 29, 2004 (MDL 1586).

The Civil Litigation and the previously filed suits are primarily based upon allegations that the defendants engaged in or facilitated market timing of the PBHG Funds, and also made selective disclosure of confidential portfolio information to certain defendants and other parties. The Civil Litigation alleges a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breaches of fiduciary duty; and (iii) false or misleading prospectus disclosure. The Civil Litigation requests compensatory and punitive damages. In addition, the Derivative Suit requests the removal of each of the Trustees, the removal of Liberty Ridge as investment adviser, the removal of PBHG Fund Distributors (now known as Old Mutual Investment Partners) as distributor, rescission of the management and other contracts between PBHG Funds and the defendants, and rescission of the PBHG Funds’ 12b-1 Plan.

On August 30, 2005, the State of West Virginia West Virginia Securities Division (the “WV Securities Division”) entered a cease and desist order (the “Order” and, together with the Civil Litigation, the “Litigation”) against PBA. PBHG Funds was not named in the Order. In the Order, the WV Securities Division alleged that PBA permitted short-term trading in excess of the PBHG Funds’ disclosed limitation of four exchanges per year and also provided confidential portfolio information to customers of a broker-dealer who used the information to market time the PBHG Funds. The WV Securities Division further alleges in the Order that the foregoing violated the West Virginia Securities Act (W. Va. Code §§ 32-1-101, et seq.) and is seeking that PBA cease and desist from further violation of the West Virginia Securities Act; pay restitution; disgorge fees; pay administrative and investigatory costs and expenses, including counsel fees; pay an administrative assessment; and other relief. It is possible that similar actions based on the same facts and circumstances may be filed in the future by other state agencies. Such other actions will be described in the SAI.

At this stage of the Litigation it is too early to assess the likely outcome of the Litigation, or success of any defenses each of the defendants may have to the claims. Any potential resolution of the Litigation may include, but not be limited to, judgments or settlements for damages against Liberty Ridge or any other named defendant. While it is currently too early to predict the result of the Litigation, the Adviser does not believe that the outcome of the Litigation will materially affect its ability to carry out its duty as investment adviser to the Portfolios. However, neither Liberty Ridge nor the Adviser is currently able to gauge the level of shareholder redemptions that may result from the news of the resolution of these pending lawsuits. Redemptions may require the Funds to sell investments to provide for sufficient liquidity, which could adversely impact the investment performance of the Funds.

Pro Forma Schedule of Investments
As of September 30, 2008 (Unaudited)
		Shares			Value (000)
			Pro Forma			Pro Forma
	Old Mutual	Old Mutual	Old Mutual	Old Mutual	Old Mutual	Old Mutual
	Mid-Cap	TS&W Mid-Cap	TS&W Mid-Cap	Mid-Cap	TS&W Mid-Cap	TS&W Mid-Cap
Description	Fund	Value Fund	Value Fund	Fund	Value Fund	Value Fund
Common Stock - 95.9%
Aerospace/Defense-Equipment - 1.2%
Alliant Techsystems*	-	13,050	13,050	$-	$1,226	$1,226
DRS Technologies	12,895	-	12,895	990	-	990
Total Aerospace/Defense-Equipment						2,216
Agricultural Chemicals - 0.3%
Agrium	-	8,350	8,350	-	468	468
Total Agricultural Chemicals						468
Apparel Manufacturers - 0.3%
VF	-	8,100	8,100	-	626	626
Total Apparel Manufacturers						626
Applications Software - 2.9%
Citrix Systems*	63,974	-	63,974	1,616	-	1,616
Intuit*	69,998	-	69,998	2,213	-	2,213
Satyam Computer Services ADR	87,350	-	87,350	1,411	-	1,411
Total Applications Software						5,240
Beverages-Non-Alcoholic - 0.9%
Coca-Cola Enterprises	48,350	-	48,350	811	-	811
Pepsi Bottling Group	26,950	-	26,950	786	-	786
Total Beverages-Non-Alcoholic						1,597
Brewery - 0.7%
Molson Coors Brewing, Cl B	-	26,900	26,900	-	1,258	1,258
Total Brewery						1,258
Cable TV - 0.4%
Cablevision Systems, Cl A	-	25,500	25,500	-	642	642
Total Cable TV						642
Chemicals-Diversified - 0.4%
Celanese, Ser A	-	26,600	26,600	-	742	742
Total Chemicals-Diversified						742
Coal - 0.4%
Consol Energy	-	8,350	8,350	-	383	383
Walter Industries	-	5,700	5,700	-	270	270
Total Coal						653
Commercial Services-Finance - 0.6%
Global Payments	-	22,600	22,600	-	1,014	1,014
Total Commercial Services-Finance						1,014
Computer Services - 1.0%
DST Systems*	32,550	-	32,550	1,822	-	1,822
Total Computer Services						1,822
Computers - 0.2%
Sun Microsystems*	59,410	-	59,410	452	-	452
Total Computers						452
Computers-Memory Devices - 0.4%
Western Digital*	-	31,000	31,000	-	661	661
Total Computers-Memory Devices						661
Consumer Products-Miscellaneous - 0.9%
Clorox	25,470	-	25,470	1,597	-	1,597
Total Consumer Products-Miscellaneous						1,597
Containers-Metal/Glass - 1.7%
Crown Holdings*	-	53,700	53,700	-	1,193	1,193
Owens-Illinois*	43,280	18,750	62,030	1,273	551	1,824
Total Containers-Metal/Glass						3,017
Containers-Paper/Plastic - 2.4%
Sealed Air	76,488	-	76,488	1,682	-	1,682
Smurfit-Stone Container*	159,404	-	159,404	749	-	749
Sonoco Products	64,293	-	64,293	1,908	-	1,908
Total Containers-Paper/Plastic						4,339
Data Processing/Management - 1.7%
Fiserv*	22,509	-	22,509	1,065	-	1,065
SEI Investments	88,050	-	88,050	1,955	-	1,955
Total Data Processing/Management						3,020
Diversified Manufacturing Operations - 0.7%
Brink's	-	20,000	20,000	-	1,220	1,220
Total Diversified Manufacturing Operations						1,220
Drug Delivery Systems - 0.6%
Alkermes*	81,070	-	81,070	1,078	-	1,078
Total Drug Delivery Systems						1,078
E-Commerce/Services - 3.3%
Expedia*	192,088	-	192,088	2,902	-	2,902
Liberty Media - Interactive, Cl A*	233,549	-	233,549	3,015	-	3,015
Total E-Commerce/Services						5,917
Electric-Integrated - 4.1%
Northeast Utilities	38,480	-	38,480	987	-	987
OGE Energy	-	41,400	41,400	-	1,278	1,278
PPL	-	36,050	36,050	-	1,335	1,335
Sierra Pacific Resources	148,050	-	148,050	1,418	-	1,418
TECO Energy	57,880	88,900	146,780	910	1,398	2,308
Total Electric-Integrated						7,326
Electronic Components-Miscellaneous - 0.7%
Flextronics International*	171,630	-	171,630	1,215	-	1,215
Total Electronic Components-Miscellaneous						1,215
Electronic Components-Semiconductors - 0.9%
Fairchild Semiconductor International*	87,925	-	87,925	$782	$-	$782
Semtech*	61,230	-	61,230	855	-	855
Total Electronic Components-Semiconductors						1,637
Electronic Parts Distribution - 1.5%
Arrow Electronics*	42,520	-	42,520	1,115	-	1,115
Avnet*	60,820	-	60,820	1,498	-	1,498
Total Electronic Parts Distribution						2,613
Energy-Alternate Sources - 0.5%
Covanta Holding*	-	39,400	39,400	-	943	943
Total Energy-Alternate Sources						943
Engineering/R&D Services - 0.5%
URS*	27,550	-	27,550	1,010	-	1,010
Total Engineering/R&D Services						1,010
Engines-Internal Combustion - 0.3%
Cummins	-	13,600	13,600	-	595	595
Total Engines-Internal Combustion						595
Enterprise Software/Services - 1.1%
BMC Software*	-	32,350	32,350	-	926	926
Sybase*	-	31,750	31,750	-	972	972
Total Enterprise Software/Services						1,898
Fiduciary Banks - 0.5%
Northern Trust	-	8,700	8,700	-	628	628
Wilmington Trust	10,984	-	10,984	317	-	317
Total Fiduciary Banks						945
Filtration/Separation Products - 0.5%
Pall	-	27,650	27,650	-	951	951
Total Filtration/Separation Products						951
Finance-Commercial - 0.3%
CIT Group	68,750	-	68,750	479	-	479
Total Finance-Commercial						479
Finance-Consumer Loans - 0.5%
SLM*	72,890	-	72,890	899	-	899
Total Finance-Consumer Loans						899
Finance-Investment Banker/Broker - 3.0%
Greenhill & Co	1,989	-	1,989	147	-	147
Interactive Brokers Group, Cl A*	125,533	-	125,533	2,783	-	2,783
optionsXpress Holdings	86,620	-	86,620	1,682	-	1,682
TD Ameritrade Holding*	-	42,700	42,700	-	692	692
Total Finance-Investment Banker/Broker						5,304
Food-Meat Products - 0.5%
Hormel Foods	25,803	-	25,803	936	-	936
Total Food-Meat Products						936
Food-Miscellaneous/Diversified - 2.0%
ConAgra Foods	94,094	-	94,094	1,831	-	1,831
HJ Heinz	-	35,300	35,300	-	1,764	1,764
Total Food-Miscellaneous/Diversified						3,595
Food-Retail - 2.2%
SUPERVALU	114,710	-	114,710	2,489	-	2,489
Kroger	-	52,400	52,400	-	1,440	1,440
Total Food-Retail						3,929
Forestry - 0.7%
Plum Creek Timber	-	24,700	24,700	-	1,231	1,231
Total Forestry						1,231
Gas-Distribution - 1.3%
Centerpoint Energy	-	91,550	91,550	-	1,334	1,334
Sempra Energy	-	20,500	20,500	-	1,035	1,035
Total Gas-Distribution						2,369
Hotels & Motels - 0.9%
Wyndham Worldwide	99,916	-	99,916	1,570	-	1,570
Total Hotels & Motels						1,570
Human Resources - 1.9%
Hewitt Associates, Cl A*	22,591	38,450	61,041	823	1,401	2,224
Monster Worldwide*	79,740	-	79,740	1,189	-	1,189
Total Human Resources						3,413
Independent Power Producer - 0.7%
NRG Energy*	22,050	-	22,050	546	-	546
Reliant Energy*	98,836	-	98,836	726	-	726
Total Independent Power Producer						1,272
Industrial Automation/Robot - 0.4%
Cognex	39,638	-	39,638	799	-	799
Total Industrial Automation/Robot						799
Instruments-Scientific - 0.8%
PerkinElmer	-	55,300	55,300	-	1,381	1,381
Total Instruments-Scientific						1,381
Insurance Brokers - 0.6%
Willis Group Holdings	-	31,600	31,600	-	1,019	1,019
Total Insurance Brokers						1,019
Internet Security - 0.4%
Symantec*	-	34,200	34,200	-	670	670
Total Internet Security						670
Investment Companies - 0.4%
KKR Financial Holdings	115,134	-	115,134	$732	$-	$732
Total Investment Companies						732
Investment Management/Advisory Services - 2.2%
Affiliated Managers Group*	14,530	-	14,530	1,204	-	1,204
Eaton Vance	23,870	-	23,870	841	-	841
Federated Investors, Cl B	67,052	-	67,052	1,934	-	1,934
Total Investment Management/Advisory Services						3,979
Linen Supply & Related Items - 1.0%
Cintas	64,061	-	64,061	1,839	-	1,839
Total Linen Supply & Related Items						1,839
Medical Information Systems - 0.6%
Cerner*	23,240	-	23,240	1,037	-	1,037
Total Medical Information Systems						1,037
Medical Labs & Testing Services - 1.7%
Quest Diagnostics	31,556	28,900	60,456	1,631	1,493	3,124
Total Medical Labs & Testing Services						3,124
Medical Products - 0.9%
Hospira*	-	42,100	42,100	-	1,608	1,608
Total Medical Products						1,608
Medical-Biomedical/Genetic - 1.3%
Invitrogen*	33,546	-	33,546	1,268	-	1,268
Medicines*	47,830	-	47,830	1,111	-	1,111
Total Medical-Biomedical/Genetic						2,379
Medical-Drugs - 2.0%
Cephalon*	24,437	-	24,437	1,894	-	1,894
Forest Laboratories*	57,112	-	57,112	1,615	-	1,615
Total Medical-Drugs						3,509
Medical-Generic Drugs - 1.4%
Barr Pharmaceuticals*	37,239	-	37,239	2,432	-	2,432
Total Medical-Generic Drugs						2,432
Medical-Hospitals - 0.7%
Universal Health Services, Cl B	-	22,600	22,600	-	1,266	1,266
Total Medical-Hospitals						1,266
Medical-Outpatient/Home Medical - 0.6%
Lincare Holdings*	37,518	-	37,518	1,129	-	1,129
Total Medical-Outpatient/Home Medical						1,129
Multimedia - 0.3%
Liberty Media - Entertainment, Cl A*	18,970	-	18,970	474	-	474
Total Multimedia						474
Multi-Line Insurance - 0.6%
Assurant	-	21,100	21,100	-	1,161	1,161
Total Multi-Line Insurance						1,161
Non-Hazardous Waste Disposal - 1.8%
Allied Waste Industries*	163,875	-	163,875	1,821	-	1,821
Republic Services	-	46,600	46,600	-	1,397	1,397
Total Non-Hazardous Waste Disposal						3,218
Oil & Gas Drilling - 0.4%
Noble	-	16,200	16,200	-	711	711
Total Oil & Gas Drilling						711
Oil-Field Services - 1.6%
BJ Services	38,703	-	38,703	740	-	740
Exterran Holdings*	21,598	-	21,598	690	-	690
Helix Energy Solutions Group*	34,315	24,250	58,565	833	589	1,422
Total Oil-Field Services						2,852
Oil Companies-Exploration & Production - 1.3%
Forest Oil*	-	13,800	13,800	-	684	684
PetroHawk Energy*	-	19,400	19,400	-	420	420
Pioneer Natural Resources	-	12,700	12,700	-	664	664
Questar	-	15,100	15,100	-	618	618
Total Oil Companies-Exploration & Production						2,386
Oil Companies-Integrated - 0.4%
Murphy Oil	-	10,000	10,000	-	641	641
Total Oil Companies-Integrated						641
Pipelines - 4.2%
El Paso	223,783	59,700	283,483	2,856	762	3,618
El Paso Pipeline Partners LP	102,654	-	102,654	1,650	-	1,650
Oneok	-	34,900	34,900	-	1,200	1,200
Targa Resources Partners LP	59,549	-	59,549	1,014	-	1,014
Total Pipelines						7,482
Platinum - 0.7%
Stillwater Mining*	214,125	-	214,125	1,244	-	1,244
Total Platinum						1,244
Printing-Commercial - 0.3%
Valassis Communications*	64,023	-	64,023	554	-	554
Total Printing-Commercial						554
Private Corrections - 0.8%
Corrections Corp of America*	56,027	-	56,027	1,392	-	1,392
Total Private Corrections						1,392
Property/Casualty Insurance - 1.1%
Arch Capital Group*	-	17,850	17,850	$-	$1,304	$1,304
WR Berkley	-	31,850	31,850	-	750	750
Total Property/Casualty Insurance						2,054
Reinsurance - 7.8%
Allied World Assurance Holdings	46,696	-	46,696	1,659	-	1,659
Aspen Insurance Holdings	89,602	-	89,602	2,464	-	2,464
Everest Re Group	14,525	-	14,525	1,257	-	1,257
Max Capital Group	20,410	-	20,410	474	-	474
Montpelier Re Holdings	162,276	-	162,276	2,679	-	2,679
Odyssey Re Holdings	35,274	-	35,274	1,545	-	1,545
PartnerRe	-	16,200	16,200	-	1,103	1,103
RenaissanceRe Holdings	-	21,550	21,550	-	1,121	1,121
Validus Holdings	75,088	-	75,088	1,746	-	1,746
Total Reinsurance						14,048
REITs-Health Care - 1.5%
Health Care	-	28,300	28,300	-	1,506	1,506
Nationwide Health Properties	-	35,500	35,500	-	1,277	1,277
Total REITs-Health Care						2,783
REITs-Office Property - 0.5%
Boston Properties	-	9,450	9,450	-	885	885
Total REITs-Office Property						885
Retail-Apparel/Shoe - 0.6%
Ross Stores	-	26,800	26,800	-	987	987
Total Retail-Apparel/Shoe						987
Retail-Discount - 0.4%
Dollar Tree*	-	17,900	17,900	-	651	651
Total Retail-Discount						651
Retail-Major Department Store - 0.9%
Sears Holdings*	8,000	-	8,000	748	-	748
TJX	-	29,900	29,900	-	913	913
Total Retail-Major Department Store						1,661
S&L/Thrifts-Eastern US - 0.3%
New York Community Bancorp	-	34,300	34,300	-	576	576
Total S&L/Thrifts-Eastern US						576
Satellite Telecommunications - 0.5%
EchoStar, Cl A*	-	34,400	34,400	-	829	829
Total Satellite Telecommunications						829
Schools - 0.3%
Apollo Group, Cl A*	-	8,400	8,400	-	498	498
Total Schools						498
Semiconductor Components-Integrated Circuits - 1.6%
Maxim Integrated Products	161,515	-	161,515	2,923	-	2,923
Total Semiconductor Components-Integrated Circuits						2,923
Semiconductor Equipment - 1.3%
ASML Holding	37,260	-	37,260	656	-	656
Kla-Tencor	32,770	-	32,770	1,037	-	1,037
Lam Research*	22,800	-	22,800	718	-	718
Total Semiconductor Equipment						2,411
Software Tools - 0.3%
VMware, Cl A*	20,580	-	20,580	548	-	548
Total Software Tools						548
Telecommunications Equipment - 0.3%
Harris	-	11,400	11,400	-	527	527
Total Telecommunications Equipment						527
Telecommunications Equipment-Fiber Optics - 1.1%
JDS Uniphase*	225,153	-	225,153	1,905	-	1,905
Total Telecommunications Equipment-Fiber Optics						1,905
Telecommunications Services - 0.5%
Embarq	-	22,100	22,100	-	896	896
Total Telecommunications Services						896
Telephone-Integrated - 0.5%
Telephone & Data Systems	25,415	-	25,415	909	-	909
Total Telephone-Integrated						909
Therapeutics - 0.7%
Warner Chilcott, Cl A*	78,259	-	78,259	1,183	-	1,183
Total Therapeutics						1,183
Transport-Marine - 0.3%
Tidewater	-	9,100	9,100	-	504	504
Total Transport-Marine						504
Transport-Rail - 1.0%
Canadian Pacific Railway	-	14,150	14,150	-	762	762
CSX	-	18,250	18,250	-	996	996
Total Transport-Rail						1,758
Water - 0.7%
American Water Works	57,360	-	57,360	1,233	-	1,233
Total Water						1,233
Wireless Equipment - 0.7%
RF Micro Devices*	454,586	-	454,586	1,327	-	1,327
Total Wireless Equipment						1,327
Total Common Stock (Cost $189,479)	-	-		111,277	60,546	171,823
Money Market Fund - 4.8%
Dreyfus Cash Management Fund, Institutional Class, 2.683% (A)	5,226,234	3,433,606	8,659,840	$5,226	$3,434	$8,660
Total Money Market Fund (Cost $8,660)				5,226	3,434	8,660
Total Investments - 100.7% (Cost $198,139)				116,503	63,980	180,483
Other Assets and Liabilities, Net - (0.7%)				(822)	(455)	(1,277)
Total Net Assets - 100.0%				$115,681	$63,525	$179,206

* Non-income producing security.
(A) — The rate reported represents the 7-day effective yield as of September 30, 2008.

ADR — American Depositary Receipt
Cl — Class
R&D — Research and Development
REITs — Real Estate Investment Trusts
Ser — Series
S&L — Savings and Loan

Cost figures are shown with "000's" omitted.
Amounts designated as "-" are either $0 or have been rounded to $0
The accompanying notes are an integral part of the pro forma financial statements.

Other information:

The Funds utilize various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of September 30, 2008 in valuing each Fund’s net assets were as follows:

			Pro Forma
	Old Mutual	Old Mutual	Old Mutual
	Mid-Cap	TS&W Mid-Cap	TS&W Mid-Cap
	Fund	Value Fund	Value Fund
Valuation Inputs	Investments (000)	Investments (000)	Investments (000)
Level 1 – quoted prices	$116,503	$63,980	$180,483
Level 2 – other significant observable inputs	-	-	-
Level 3 – significant unobservable inputs	-	-	-
Total	$116,503	$63,980	$180,483

Pro Forma Statement of Assets and Liabilities (000, excluding shares)
As of September 30, 2008 (Unaudited)					Pro Forma
	Old Mutual	Old Mutual			Old Mutual
	Mid-Cap	TS&W Mid-Cap			TS&W Mid-Cap
	Fund	Value Fund	Adjustment		Value Fund
Assets
Investment Securities, at cost	$131,065	$66,796			$197,861
Investment Securities, at value	$116,503	$63,980			$180,483
Receivable for Capital Shares Sold	2	197			199
Receivable for Investment Securities Sold	2,388	517			2,905
Receivable for Dividends and Interest	42	80			122
Receivable from Investment Adviser	92	20	60	(2)	172
Prepaid Expenses	36	13			49
Total Assets	119,063	64,807	60		183,930
Liabilities
Payable for Management Fees	145	56			201
Payable for Capital Shares Redeemed	1,014	36			1,050
Payable for Investment Securities Purchased	1,844	1,103			2,947
Payable for Distribution & Service Fees	-	-			-
Payable for Trustee Fees	13	7			20
Accrued Expenses	366	80	60	(2)	506
Total Liabilities	3,382	1,282	60		4,724
Net Assets	$115,681	$63,525	-		$179,206
Net Assets:
Paid-in Capital†	$148,722	$69,671			$218,393
Undistributed Net Investment Income/(Accumulated Net Investment Loss)		178			176
Accumulated Net Realized Gain (Loss) on Investments	(18,477)	(3,508)			(21,985)
Net Unrealized Appreciation (Depreciation) on Investments	(14,562)	(2,816)			(17,378)
Net Assets	$115,681	$63,525			$179,206
Net Assets — Class Z	$105,107	N/A	-	(3)	$105,107
Net Assets — Class A	667	$4,814			5,481
Net Assets — Class C	134	2,650			2,784
Net Assets — Institutional Class	9,773	56,061			65,834
Outstanding shares of beneficial interest — Class Z	10,986,946	N/A	2,385,415	(1)	13,372,361
Outstanding shares of beneficial interest — Class A	71,139	615,877	14,199	(1)	701,215
Outstanding shares of beneficial interest — Class C	15,199	341,676	2,101	(1)	358,976
Outstanding shares of beneficial interest — Institutional Class		7,129,252	225,530	(1)	8,372,610
Net Asset Value, Offering and Redemption Price Per Share — Class Z*		N/A			$7.86
Net Asset Value and Redemption Price Per Share — Class A*		$7.82			$7.82
Maximum Offering Price Price Per Share — Class A**	$9.95	$8.30			$8.30
Net Asset Value and Offering Price Per Share — Class C††*		$7.76			$7.76
Net Asset Value, Offering and Redemption Price Per Share — Institutional Class*		$7.86			$7.86

† Par Value of $0.001, unlimited authorization.
†† Class C shares have a contingent deferred sales charge. For a description of a possible sales charge, please see the Fund’s prospectus.
* Net assets divided by shares may not calculate to the stated NAV because these amounts are shown rounded.
** Maximum Offering Price Per Share is equal to Net Asset Value/94.25%.
N/A - Not Applicable

(1) Reflects increase in shares outstanding (calculation equals Class Net Assets/Net Asset Value per share).
(2) Reflects increase in accrued expenses and receivable from the Investment Adviser for reorganization related costs to be incurred by each Fund, subject to applicable expense limitations (See Note 5).
(3) Reflects increase in net assets as a result of the launch of Class Z shares on Old Mutual TS&W Mid-Cap Value Fund that will occur in conjunction with the fund reorganization.

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the pro forma financial statements.

Pro Forma Statement of Operations (000)					Pro Forma
For the twelve-month period ended September 30, 2008 (Unaudited)					Old Mutual
	Mid-Cap	TS&W Mid-Cap			TS&W Mid-Cap
	Fund	Value Fund	Adjustment		Value Fund
Investment Income:
Dividends	$2,222	$891			$3,113
Interest	-	-			-
Less: Foreign Taxes Withheld	-	(1)			(1)
Total Investment Income	2,222	890			3,112
Expenses:
Management Fees	1,546	537			2,083
Website Fees	3	-	(3)	(5)	-
Transfer Agent Fees	577	34			611
Trustees’ Fees	28	12			40
Distribution and Service Fees
Class A	2	7			9
Class C	2	21			23
Professional Fees	122	68	(34)	(3)	156
Registration and SEC Fees	95	19	(19)	(3)	95
Custodian Fees	8	8	(4)	(3)	12
Printing Fees	58	9	(2)	(3)	65
Offering Costs	-	61	(61)	(2)	-
Other Expenses	40	18	(4)	(3)	54
Total Expenses	2,481	794	(127)		3,148
Net Waiver of Management Fees	(540)	(199)	12	(4)	(727)
Expense Reduction (1)	(7)	-			(7)
Net Expenses	1,934	595	(115)		2,414
Net Investment Income (Loss)	288	295	115		698
Net Realized Gain (Loss) from Security Transactions	(18,585)	(3,392)			(21,977)
Net Change in Unrealized Appreciation (Depreciation) on Investments		(2,757)			(31,162)
Net Realized and Unrealized Gain (Loss) on Investments	(46,990)	(6,149)	-		(53,139)
Increase (Decrease) in Net Assets Resulting from Operations	$(46,702)	$(5,854)	$115		$(52,441)

(1) All expense reductions are for transfer agent expenses.
(2) Offering costs associated with the launch of the Old Mutual TS&W Mid-Cap Value Fund were fully recognized within twelve months after commencement of operations.
(3) Reflects adjustment in expenses due to elimination of duplicative services.
(4) Reflects adjustment in waiver of management fees due to the reduction in total expenses and expense limitations.
(5) Reflects adjustment in expenses due to website fees no longer being paid for by the Funds effective December 31, 2007.

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the pro forma financial statements.

Notes to Pro Forma Financial Statements
As of September 30, 2008 (Unaudited)

Note 1 – Plan of Reorganization

On November 13, 2008, the Board of Trustees of Old Mutual Funds II (the “Trust”) approved four separate Plans of Reorganization (each a “Plan” and collectively the “Plans”) and authorized the submission of the Plans to shareholders for approval.  If each Plan is approved by shareholders, the following reorganizations will be completed: Old Mutual Small Cap Fund into Old Mutual TS&W Small Cap Value Fund; Old Mutual Mid-Cap Fund into Old Mutual TS&W Mid-Cap Value Fund; Old Mutual Developing Growth Fund into Old Mutual Strategic Small Company Fund; and Old Mutual Select Growth Fund into Old Mutual Large Cap Growth Fund (each a “Fund” and collectively the   “Funds”) (the “Reorganization”).  The Old Mutual Small Cap Fund, Old Mutual Mid-Cap Fund, Old Mutual Developing Growth Fund and Old Mutual Select Growth Fund are collectively referred to as the “Selling Funds” and the Old Mutual TS&W Small Cap Value Fund, Old Mutual TS&W Mid-Cap Value Fund, Old Mutual Strategic Small Company Fund and Old Mutual Large Cap Growth Fund are collectively referred to as the “Acquiring Funds.”  The Acquiring Funds will acquire all of the assets of the respective Selling Funds (subject to any existing liabilities), in exchange for the number of shares of the Acquiring Funds equal in value to the net assets of the Selling Funds at the time of the Reorganization.  The Reorganization will be accounted for as a tax-free reorganization of investment companies.

The accompanying unaudited pro forma schedules of investments, statements of assets and liabilities and statements of operations should be read in conjunction with the historical financial statements of the Funds, which are included in their respective annual reports dated March 31, 2008 , and incorporated by reference in the Statement of Additional Information , as supplemented, dated December 9, 2008 .

Note 2 - Security Valuation

Each of the Funds adheres to the following security valuation policy.  Investment securities of the Funds, including securities sold short, that are listed on a securities exchange, market or automated quotation system and for which market quotations are readily available, including securities traded over-the-counter (“OTC”) (except for securities traded on NASDAQ), are valued at the last quoted sales price on the principal market on which they are traded at the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) each day that the NYSE is open (the “Valuation Time”) or, if there is no such reported sale at the Valuation Time, at the most recent quoted bid price reported by the exchange or the OTC market. For securities traded on NASDAQ, the NASDAQ Official Closing Price provided by NASDAQ each business day will be used. If such prices are not available, these securities and unlisted securities for which market quotations are not readily available are valued in accordance with the Fair Value Procedures established by the Board of Trustees of the Trust (the “Board”). The Funds use pricing services to report the market value of securities in the portfolios; if the pricing service is not able to provide a price, or the pricing service quote of valuation is inaccurate or does not reflect the market value of the security, securities are valued in accordance with Fair Value Procedures established by the Board. The Trust’s Fair Value Procedures are implemented through a Valuation Committee (the “Committee”). Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. The valuation is assigned to fair valued securities for purposes of calculating a Fund’s net asset value (“NAV”). Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over the counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Foreign securities traded on the foreign exchanges in the Western Hemisphere are valued at the last quoted sales price from the principal market in which they are traded before the valuation time and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued in accordance with the Fair Value Procedures established by the Board.

Foreign securities traded in countries outside the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Fund’s investment adviser, Old Mutual Capital, Inc. (“Old Mutual Capital” or the “Adviser”) determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Funds calculate the NAVs.

Note 3 – Capital Share Transactions

The unaudited pro forma net asset value per share assumes additional shares of the Acquiring Funds issued in connection with the proposed acquisition of the Selling Funds as of September 30, 2008.  The number of additional shares issued was calculated by dividing the value of the assets, net of liabilities, of each Selling Fund by the net asset value per share of the respective Acquiring Fund.

Note 4 – Unaudited Pro Forma Adjustments

The accompanying unaudited pro forma financial statements reflect changes in Fund shares as if each Reorganization had taken place on September 30, 2008.  The Selling Funds’ expenses were adjusted assuming the Acquiring Funds’ fee and expense structure was in effect for the twelve month period ended September 30, 2008 and for estimated reductions due to the elimination of duplicate expenses.  No adjustments to securities positions were required to present the pro forma financial statements.

Note 5 – Reorganization Costs

The Funds shall bear any expenses incurred in connection with the Plan and the transactions contemplated hereby, subject to applicable expense limitations.  Costs associated with a Reorganization generally include printing and mailing costs, solicitation costs, legal costs and costs paid to the Funds’ independent registered public accounting firm.  All Reorganization costs will be allocated to the Funds involved under each Plan on the basis of relative net assets.

Note 6 – Federal Income Taxes

Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains.  Accordingly, no provision has been made for federal income taxes.

Capital losses can generally be carried forward to each of the eight (8) taxable years succeeding the loss year to offset future capital gains.

The Reorganization of the Mid-Cap Fund into the TS&W Mid-Cap Value Fund will result in a more than 50% “change in ownership” of the TS&W Mid-Cap Value Fund , the smaller of the two Funds.  As a result, the capital loss carryovers (together with any current year loss and unrealized depreciation in value of investments, collectively referred to as “total capital loss carryovers”) of TS&W Mid-Cap Value Fund will be subject to an annual limitation for federal income tax purposes.  The tax basis capital loss carryovers, unrealized appreciation/depreciation in value for investments and aggregate net asset value of the TS&W Mid-Cap Value Fund as compared to the Mid-Cap Fund and the approximate annual limitation on the use of the TS&W Mid-Cap Value Fund ’s total capital loss carryovers following the Reorganization are as follows:

	TS&W Mid-Cap Value Fund	Mid-Cap Fund
Capital Loss Carryovers as of 3/31/08
Expiring 2016	$80,000
Total Capital Loss Carryovers	$80,000
Unrealized Appreciation (Depreciation) for tax purposes at 9/30/08	($2.9 million)	($16.0 million )
Unrealized Appreciation (Depreciation) for tax purposes as Percentage of NAV at 9/30/08	(4.6%)	(13.8%)
Net Asset Value (NAV) at 9/30/08	$63.5 million	$115.7 million
Tax-Exempt Rate (November 2008)	4.94%
Annual Limitation (approximate) (1)	$3.1 million	N/A

(1)   The actual limitation will equal the aggregate net asset value of the TS&W Mid-Cap Value Fund on the closing date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation is increased by the amount of any built-in gain, i.e., unrealized appreciation in value of investments of the TS&W Mid-Cap Value Fund on the closing date that is recognized in the taxable year.

Given the amount of this annual limitation relative to the amount of TS&W Mid-Cap Value Fund’s total capital loss carryovers, this limitation may not be material.   However, whether this annual limitation is material will depend upon the facts at the time of closing of the Reorganization.

Note 7 – Litigation

In June 2004, Pilgrim Baxter & Associates, Ltd. (“PBA”, now known as Liberty Ridge), reached settlement agreements with respect to the market timing and selective disclosure actions filed by the SEC and New York Attorney General (“NYAG”). Under the NYAG settlement, if certain terms and undertakings in that settlement as described in the Trust’s Statement of Additional Information (“SAI”) are not met, the NYAG settlement stipulates that Liberty Ridge shall promptly terminate the sub-advisory services it provides to the Funds. In this event, the Trust’s Board would be required to seek a new sub-adviser for the Funds sub-advised by Liberty Ridge or consider other alternatives.

As part of the In Re Mutual Funds Investment Litigation pending in the U.S. District Court for the District of Maryland (the “MDL Court”), PBHG Funds (now known as Old Mutual Funds II), PBA, its affiliates, and/or certain related and unrelated parties have been named as defendants in a Class Action Suit (“Class Action Suit”) and a separate Derivative Suit (“Derivative Suit”) (together the “Civil Litigation”). The Civil Litigation consolidates and coordinates for pre-trial matters a number of individual class action suits and derivative suits based on similar claims, which previously had been filed against the PBHG Funds, PBA and/or certain related parties in other jurisdictions, and had been transferred to the MDL Court. Information on the previously filed suits is contained in the Trust’s SAI. Consolidated complaints in the Class Action and Derivative Suits were filed in the Civil Litigation on September 29, 2004 (MDL 1586).

The Civil Litigation and the previously filed suits are primarily based upon allegations that the defendants engaged in or facilitated market timing of the PBHG Funds, and also made selective disclosure of confidential portfolio information to certain defendants and other parties. The Civil Litigation alleges a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breaches of fiduciary duty; and (iii) false or misleading prospectus disclosure. The Civil Litigation requests compensatory and punitive damages. In addition, the Derivative Suit requests the removal of each of the Trustees, the removal of Liberty Ridge as investment adviser, the removal of PBHG Fund Distributors (now known as Old Mutual Investment Partners) as distributor, rescission of the management and other contracts between PBHG Funds and the defendants, and rescission of the PBHG Funds’ 12b-1 Plan.

On August 30, 2005, the State of West Virginia West Virginia Securities Division (the “WV Securities Division”) entered a cease and desist order (the “Order” and, together with the Civil Litigation, the “Litigation”) against PBA. PBHG Funds was not named in the Order. In the Order, the WV Securities Division alleged that PBA permitted short-term trading in excess of the PBHG Funds’ disclosed limitation of four exchanges per year and also provided confidential portfolio information to customers of a broker-dealer who used the information to market time the PBHG Funds. The WV Securities Division further alleges in the Order that the foregoing violated the West Virginia Securities Act (W. Va. Code §§ 32-1-101, et seq.) and is seeking that PBA cease and desist from further violation of the West Virginia Securities Act; pay restitution; disgorge fees; pay administrative and investigatory costs and expenses, including counsel fees; pay an administrative assessment; and other relief. It is possible that similar actions based on the same facts and circumstances may be filed in the future by other state agencies. Such other actions will be described in the SAI.

At this stage of the Litigation it is too early to assess the likely outcome of the Litigation, or success of any defenses each of the defendants may have to the claims. Any potential resolution of the Litigation may include, but not be limited to, judgments or settlements for damages against Liberty Ridge or any other named defendant. While it is currently too early to predict the result of the Litigation, the Adviser does not believe that the outcome of the Litigation will materially affect its ability to carry out its duty as investment adviser to the Portfolios. However, neither Liberty Ridge nor the Adviser is currently able to gauge the level of shareholder redemptions that may result from the news of the resolution of these pending lawsuits. Redemptions may require the Funds to sell investments to provide for sufficient liquidity, which could adversely impact the investment performance of the Funds.

Pro Forma Schedule of Investments
As of September 30, 2008 (Unaudited)
		Shares			Value (000)
			Pro Forma			Pro Forma
	Old Mutual	Old Mutual	Old Mutual	Old Mutual	Old Mutual	Old Mutual
	Select Growth	Large Cap	Large Cap	Select Growth	Large Cap	Large Cap
Description	Fund	Growth Fund	Growth Fund	Fund	Growth Fund	Growth Fund
Common Stock - 97.4%
Aerospace/Defense-Equipment - 0.5%
United Technologies	19,000	-	19,000	$1,141	$-	$1,141
Total Aerospace/Defense-Equipment						1,141
Agricultural Chemicals - 4.0%
Monsanto	30,893	55,380	86,273	3,058	5,481	8,539
Total Agricultural Chemicals						8,539
Agricultural Operations - 0.3%
Bunge	11,396	-	11,396	720	-	720
Total Agricultural Operations						720
Apparel Manufacturers - 0.5%
Coach*	44,140	-	44,140	1,105	-	1,105
Total Apparel Manufacturers						1,105
Applications Software - 1.4%
Microsoft	36,073	75,000	111,073	963	2,002	2,965
Total Applications Software						2,965
Beverages-Non-Alcoholic - 1.9%
PepsiCo	19,200	38,620	57,820	1,368	2,752	4,120
Total Beverages-Non-Alcoholic						4,120
Brewery - 1.1%
Cia de Bebidas das Americas ADR	14,405	29,310	43,715	787	1,601	2,388
Total Brewery						2,388
Building-Residential/Commercial - 0.6%
Toll Brothers*	49,260	-	49,260	1,243	-	1,243
Total Building-Residential/Commercial						1,243
Cable TV - 2.6%
Cablevision Systems, Cl A	-	50,360	50,360	-	1,267	1,267
Comcast, Cl A	-	70,570	70,570	-	1,385	1,385
DIRECTV Group*	36,543	76,993	113,536	956	2,015	2,971
Total Cable TV						5,623
Casino Hotels - 0.9%
MGM Mirage*	37,170	32,730	69,900	1,059	933	1,992
Total Casino Hotels						1,992
Cellular Telecommunications - 0.5%
NII Holdings*	-	30,030	30,030	-	1,139	1,139
Total Cellular Telecommunications						1,139
Coffee - 0.7%
Green Mountain Coffee Roasters*	40,200	-	40,200	1,581	-	1,581
Total Coffee						1,581
Commercial Services-Finance - 0.8%
Visa, Cl A	-	27,010	27,010	-	1,658	1,658
Total Commercial Services-Finance						1,658
Computers - 6.6%
Apple*	23,170	33,650	56,820	2,634	3,825	6,459
Hewlett-Packard	29,940	40,930	70,870	1,384	1,893	3,277
International Business Machines	15,400	23,265	38,665	1,801	2,721	4,522
Total Computers						14,258
Consulting Services - 0.8%
FTI Consulting*	22,700	-	22,700	1,640	-	1,640
Total Consulting Services						1,640
Consumer Products-Miscellaneous - 0.5%
Kimberly-Clark	-	15,770	15,770	-	1,023	1,023
Total Consumer Products-Miscellaneous						1,023
Disposable Medical Products - 0.7%
C.R. Bard	-	14,870	14,870	-	1,411	1,411
Total Disposable Medical Products						1,411
Diversified Manufacturing Operations - 2.1%
Danaher	-	25,900	25,900	-	1,797	1,797
Siemens ADR	-	27,580	27,580	-	2,589	2,589
SPX	-	1,330	1,330	-	102	102
Total Diversified Manufacturing Operations						4,488
Diversified Minerals - 0.3%
Cia Vale do Rio Doce ADR	29,000	-	29,000	555	-	555
Total Diversified Minerals						555
E-Commerce/Products - 0.8%
Amazon.com*	23,060	-	23,060	1,678	-	1,678
Total E-Commerce/Products						1,678
E-Commerce/Services - 0.3%
Priceline.com*	8,300	-	8,300	568	-	568
Total E-Commerce/Services						568
Electric Products-Miscellaneous - 0.8%
Emerson Electric	-	41,285	41,285	-	1,684	1,684
Total Electric Products-Miscellaneous						1,684
Electronic Components-Semiconductors - 4.3%
Broadcom, Cl A*	67,380	71,720	139,100	$1,255	$1,336	$2,591
Intel	109,030	241,160	350,190	2,042	4,517	6,559
Total Electronic Components-Semiconductors						9,150
Electronic Connectors - 0.3%
Amphenol, Cl A	17,760	-	17,760	713	-	713
Total Electronic Connectors						713
Electronic Forms - 0.6%
Adobe Systems*	33,400	-	33,400	1,318	-	1,318
Total Electronic Forms						1,318
Energy-Alternate Sources - 2.2%
Covanta Holding*	-	55,562	55,562	-	1,330	1,330
First Solar*	7,140	10,460	17,600	1,349	1,976	3,325
Total Energy-Alternate Sources						4,655
Engineering/R&D Services - 2.0%
ABB ADR	33,900	63,585	97,485	658	1,234	1,892
Jacobs Engineering Group*	10,400	17,295	27,695	565	939	1,504
McDermott International*	-	31,305	31,305	-	800	800
Total Engineering/R&D Services						4,196
Engines-Internal Combustion - 0.5%
Cummins	-	25,630	25,630	-	1,121	1,121
Total Engines-Internal Combustion						1,121
Entertainment Software - 0.5%
Activision Blizzard*	-	73,040	73,040	-	1,127	1,127
Total Entertainment Software						1,127
Fiduciary Banks - 1.1%
Northern Trust	-	23,640	23,640	-	1,707	1,707
State Street	-	13,710	13,710	-	780	780
Total Fiduciary Banks						2,487
Finance-Investment Banker/Broker - 4.2%
Charles Schwab	108,780	163,815	272,595	2,828	4,259	7,087
Goldman Sachs Group	-	14,230	14,230	-	1,821	1,821
Total Finance-Investment Banker/Broker						8,908
Finance-Other Services - 0.4%
Nasdaq OMX Group*	25,220	-	25,220	771	-	771
Total Finance-Other Services						771
Industrial Gases - 0.8%
Praxair	-	23,760	23,760	-	1,705	1,705
Total Industrial Gases						1,705
Instruments-Scientific - 1.3%
Thermo Fisher Scientific*	19,000	31,450	50,450	1,045	1,730	2,775
Total Instruments-Scientific						2,775
Insurance Brokers - 1.9%
Marsh & McLennan	57,760	71,520	129,280	1,835	2,271	4,106
Total Insurance Brokers						4,106
Internet Infrastructure Software - 0.6%
F5 Networks*	53,230	-	53,230	1,245	-	1,245
Total Internet Infrastructure Software						1,245
Investment Management/Advisory Services - 1.8%
T Rowe Price Group	-	71,815	71,815	-	3,857	3,857
Total Investment Management/Advisory Services						3,857
Machinery-Construction & Mining - 0.6%
Terex*	13,090	28,085	41,175	400	857	1,257
Total Machinery-Construction & Mining						1,257
Machinery-Farm - 0.4%
AGCO*	-	22,630	22,630	-	964	964
Total Machinery-Farm						964
Machinery-Pumps - 0.4%
Flowserve	-	9,890	9,890	-	878	878
Total Machinery-Pumps						878
Medical Instruments - 1.7%
Intuitive Surgical*	6,830	8,470	15,300	1,646	2,041	3,687
Total Medical Instruments						3,687
Medical Products - 5.1%
Baxter International	-	44,480	44,480	-	2,919	2,919
Johnson & Johnson	-	34,105	34,105	-	2,363	2,363
Stryker	24,400	28,330	52,730	1,520	1,765	3,285
Varian Medical Systems*	-	40,627	40,627	-	2,321	2,321
Total Medical Products						10,888
Medical-Biomedical/Genetic - 5.1%
Celgene*	20,870	-	20,870	$1,321	$-	$1,321
Charles River Laboratories*	28,980	23,790	52,770	1,609	1,321	2,930
Gilead Sciences*	42,260	52,000	94,260	1,926	2,370	4,296
Illumina*	57,210	-	57,210	2,319	-	2,319
Total Medical-Biomedical/Genetic						10,866
Medical-Drugs - 1.2%
Abbott Laboratories	-	44,800	44,800	-	2,580	2,580
Total Medical-Drugs						2,580
Metal Processors & Fabricators - 0.3%
Precision Castparts	9,000	-	9,000	709	-	709
Total Metal Processors & Fabricators						709
Motorcycle/Motor Scooter - 0.8%
Harley-Davidson	-	46,530	46,530	-	1,736	1,736
Total Motorcycle/Motor Scooter						1,736
Networking Products - 2.0%
Cisco Systems*	87,600	104,600	192,200	1,976	2,360	4,336
Total Networking Products						4,336
Oil Companies-Exploration & Production - 0.7%
Carrizo Oil & Gas*	16,285	-	16,285	591	-	591
Occidental Petroleum	14,300	-	14,300	1,008	-	1,008
Total Oil Companies-Exploration & Production						1,599
Oil Companies-Integrated - 2.1%
Murphy Oil	11,650	26,160	37,810	747	1,678	2,425
Petroleo Brasileiro ADR	-	48,340	48,340	-	2,125	2,125
Total Oil Companies-Integrated						4,550
Oil Field Machinery & Equipment - 2.5%
Cameron International*	33,200	42,610	75,810	1,280	1,642	2,922
National Oilwell Varco*	13,540	35,645	49,185	680	1,790	2,470
Total Oil Field Machinery & Equipment						5,392
Oil Refining & Marketing - 0.9%
Valero Energy	-	62,370	62,370	-	1,890	1,890
Total Oil Refining & Marketing						1,890
Oil-Field Services - 0.6%
Halliburton	-	37,140	37,140	-	1,203	1,203
Total Oil-Field Services						1,203
Optical Supplies - 0.7%
Alcon	8,785	-	8,785	1,419	-	1,419
Total Optical Supplies						1,419
Pharmacy Services - 1.8%
Express Scripts*	19,770	31,245	51,015	1,459	2,306	3,765
Total Pharmacy Services						3,765
Power Conversion/Supply Equipment - 0.8%
Sunpower, Cl A*	-	23,600	23,600	-	1,674	1,674
Total Power Conversion/Supply Equipment						1,674
Retail-Apparel/Shoe - 0.9%
Guess ?	57,180	-	57,180	1,989	-	1,989
Total Retail-Apparel/Shoe						1,989
Retail-Computer Equipment - 0.8%
GameStop, Cl A*	11,400	41,485	52,885	390	1,419	1,809
Total Retail-Computer Equipment						1,809
Retail-Discount - 0.8%
Big Lots*	58,400	-	58,400	1,625	-	1,625
Total Retail-Discount						1,625
Retail-Drug Store - 1.3%
CVS/Caremark	-	83,330	83,330	-	2,805	2,805
Total Retail-Drug Store						2,805
Retail-Jewelry - 1.3%
Tiffany	29,180	49,670	78,850	1,037	1,764	2,801
Total Retail-Jewelry						2,801
Retail-Office Supplies - 1.6%
Staples	83,030	67,300	150,330	1,868	1,514	3,382
Total Retail-Office Supplies						3,382
Retail-Regional Department Store - 0.8%
Kohl's*	-	37,600	37,600	-	1,733	1,733
Total Retail-Regional Department Store						1,733
Retail-Restaurants - 0.6%
McDonald's	-	22,215	22,215	-	1,371	1,371
Total Retail-Restaurants						1,371
Semiconductor Equipment - 3.3%
Applied Materials	120,080	116,330	236,410	1,817	1,760	3,577
Lam Research*	52,110	60,460	112,570	1,641	1,904	3,545
Total Semiconductor Equipment						7,122
Super-Regional Banks-US - 0.7%
US Bancorp	42,690	-	42,690	$1,538	$-	$1,538
Total Super-Regional Banks-US						1,538
Web Portals/ISP - 3.2%
Google, Cl A*	8,080	9,330	17,410	3,236	3,737	6,973
Total Web Portals/ISP						6,973
Wireless Equipment - 3.2%
Qualcomm	63,467	95,705	159,172	2,727	4,112	6,839
Total Wireless Equipment	-	-				6,839
Total Common Stock (Cost $224,873)	-	-		78,343	130,690	209,033
Money Market Fund - 2.6%
Dreyfus Cash Management Fund, Institutional Class, 2.683% (A)	2,205,351	3,376,840	5,582,191	2,205	3,377	5,582
Total Money Market Fund (Cost $5,582)						5,582
Total Investments - 100.0% (Cost $230,455)				80,548	134,067	214,615
Other Assets and Liabilities, Net - (0.0%)				(423)	420	(3)
Total Net Assets 100.0%				$80,125	$134,487	$214,612

* Non-income producing security.
(A) — The rate reported represents the 7-day effective yield as of September 30, 2008.

ADR — American Depositary Receipt
Cl — Class
ISP — Internet Service Provider
R&D — Research and Development

Cost figures are shown with "000's" omitted.
Amounts designated as "-" are either $0 or have been rounded to $0
The accompanying notes are an integral part of the pro forma financial statements.

Other information:

The Funds utilize various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of September 30, 2008 in valuing each Fund’s net assets were as follows:

			Pro Forma
	Old Mutual	Old Mutual	Old Mutual
	Select Growth	Large Cap	Large Cap
	Fund	Growth Fund	Growth Fund
Valuation Inputs	Investments (000)	Investments (000)	Investments (000)
Level 1 – quoted prices	$80,548	$134,067	$214,615
Level 2 – other significant observable inputs	-	-	-
Level 3 – significant unobservable inputs	-	-	-
Total	$80,548	$134,067	$214,615

Pro Forma Statement of Assets and Liabilities (000, excluding shares)
As of September 30, 2008 (Unaudited)					Pro Forma
	Old Mutual	Old Mutual			Old Mutual
	Select Growth	Large Cap			Large Cap
	Fund	Growth Fund	Adjustment		Growth Fund
Assets
Investment Securities, at cost	$88,991	$141,398			$230,389
Investment Securities, at value	$80,548	$134,067			$214,615
Receivable for Capital Shares Sold	1	11			12
Receivable for Investment Securities Sold	-	790			790
Receivable for Dividends and Interest	61	124			185
Receivable from Investment Adviser	30	13	90	(2)	133
Prepaid Expenses	27	54			81
Total Assets	80,667	135,059	90		215,816
Liabilities
Payable for Management Fees	64	103			167
Payable for Capital Shares Redeemed	65	213			278
Payable to Custodian	-	-			-
Payable for Trustee Fees	6	12			18
Payable for Distribution & Service Fees	-	-			-
Accrued Expenses	407	244	90	(2)	741
Total Liabilities	542	572	90		1,204
Net Assets	$80,125	$134,487	-		$214,612
Net Assets:
Paid-in Capital†	$1,218,501	$436,263			$1,654,764
Undistributed Net Investment Income/(Accumulated Net Investment Loss)		(213)			(522)
Accumulated Net Realized Gain (Loss) on Investments	(1,129,624)	(294,232)			(1,423,856)
Net Unrealized Appreciation (Depreciation) on Investments	(8,443)	(7,331)			(15,774)
Net Assets	$80,125	$134,487			$214,612
Net Assets — Class Z	$78,909	$129,755			$208,664
Net Assets — Class A	545	2,086			2,631
Net Assets — Class C	624	2,645			3,269
Net Assets — Institutional Class	47	1			48
Outstanding shares of beneficial interest — Class Z	3,750,614	8,301,214	1,297,939	(1)	13,349,767
Outstanding shares of beneficial interest — Class A	26,219	135,362	9,131	(1)	170,712
Outstanding shares of beneficial interest — Class C	31,163	177,930	10,798	(1)	219,891
Outstanding shares of beneficial interest — Institutional Class		33	776	(1)	3,059
Net Asset Value, Offering and Redemption Price Per Share — Class Z*		$15.63			$15.63
Net Asset Value and Redemption Price Per Share — Class A*		$15.41			$15.41
Maximum Offering Price Price Per Share — Class A**	$22.05	$16.35			$16.35
Net Asset Value and Offering Price Per Share — Class C††*		$14.86			$14.86
Net Asset Value, Offering and Redemption Price Per Share — Institutional Class*		$15.70			$15.70

† Par Value of $0.001, unlimited authorization.
†† Class C shares have a contingent deferred sales charge. For a description of a possible sales charge, please see the Fund’s prospectus.
* Net assets divided by shares may not calculate to the stated NAV because these amounts are shown rounded.
** Maximum Offering Price Per Share is equal to Net Asset Value/94.25%.

(1) Reflects increase in shares outstanding (calculation equals Class Net Assets/Net Asset Value per share)
(2) Reflects increase in accrued expenses and receivable from the Investment Adviser for reorganization related costs to be incurred by each Fund, subject to applicable expense limitations (See Note 5).

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the pro forma financial statements.

Pro Forma Statement of Operations (000)					Pro Forma
For the twelve-month period ended September 30, 2008 (Unaudited)					Old Mutual
	Select Growth	Large Cap			Large Cap
	Fund	Growth Fund	Adjustment		Growth Fund
Investment Income:
Dividends	$774	$1,331			$2,105
Interest	-	-			-
Less: Foreign Taxes Withheld	(4)	(10)			(14)
Total Investment Income	770	1,321			2,091
Expenses:
Management Fees	1,006	1,174	(92)	(2)	2,088
Website Fees	2	2	(4)	(5)	-
Transfer Agent Fees	622	508			1,130
Trustees’ Fees	20	23			43
Distribution and Service Fees
Class A	2	5			7
Class C	6	30			36
Professional Fees	103	96	(48)	(3)	151
Registration and SEC Fees	73	76	(75)	(3)	74
Custodian Fees	40	19	(30)	(3)	29
Printing Fees	200	302	(40)	(3)	462
Other Expenses	27	29	(5)	(3)	51
Total Expenses	2,101	2,264	(294)		4,071
Net Waiver of Management Fees	(690)	(553)	299	(4)	(944)
Expense Reduction (1)	(6)	(5)			(11)
Net Expenses	1,405	1,706	5		3,116
Net Investment Income (Loss)	(635)	(385)	(5)		(1,025)
Net Realized Gain (Loss) from Security Transactions	(7,272)	(5,324)
Net Change in Unrealized Appreciation (Depreciation) on Investments		(30,369)			(64,621)
Net Realized and Unrealized Gain (Loss) on Investments	(41,524)	(35,693)			(64,621)
Increase (Decrease) in Net Assets Resulting from Operations	$(42,159)	$(36,078)	$(5)		$(78,242)

(1) All expense reductions are for transfer agent expenses.
(2) Reflects reduction in management fee at the time of reorganization.
(3) Reflects adjustment in expenses due to elimination of duplicative services.
(4) Reflects adjustment in waiver of management fees due to the reduction in total expenses.
(5) Reflects adjustment in expenses due to website fees no longer being paid for by the Funds effective December 31, 2007.

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the pro forma financial statements.

Notes to Pro Forma Financial Statements
As of September 30, 2008 (Unaudited)

Note 1 – Plan of Reorganization

On November 13, 2008, the Board of Trustees of Old Mutual Funds II (the “Trust”) approved four separate Plans of Reorganization (each a “Plan” and collectively the “Plans”) and authorized the submission of the Plans to shareholders for approval.  If each Plan is approved by shareholders, the following reorganizations will be completed: Old Mutual Small Cap Fund into Old Mutual TS&W Small Cap Value Fund; Old Mutual Mid-Cap Fund into Old Mutual TS&W Mid-Cap Value Fund; Old Mutual Developing Growth Fund into Old Mutual Strategic Small Company Fund; and Old Mutual Select Growth Fund into Old Mutual Large Cap Growth Fund (each a “Fund” and collectively the   “Funds”) (the “Reorganization”).  The Old Mutual Small Cap Fund, Old Mutual Mid-Cap Fund, Old Mutual Developing Growth Fund and Old Mutual Select Growth Fund are collectively referred to as the “Selling Funds” and the Old Mutual TS&W Small Cap Value Fund, Old Mutual TS&W Mid-Cap Value Fund, Old Mutual Strategic Small Company Fund and Old Mutual Large Cap Growth Fund are collectively referred to as the “Acquiring Funds.”  The Acquiring Funds will acquire all of the assets of the respective Selling Funds (subject to any existing liabilities), in exchange for the number of shares of the Acquiring Funds equal in value to the net assets of the Selling Funds at the time of the Reorganization.  The Reorganization will be accounted for as a tax-free reorganization of investment companies.

The accompanying unaudited pro forma schedules of investments, statements of assets and liabilities and statements of operations should be read in conjunction with the historical financial statements of the Funds, which are included in their respective annual reports dated March 31, 2008 , and incorporated by reference in the Statement of Additional Information , as supplemented, dated December 9, 2008 .

Note 2 - Security Valuation

Each of the Funds adheres to the following security valuation policy.  Investment securities of the Funds, including securities sold short, that are listed on a securities exchange, market or automated quotation system and for which market quotations are readily available, including securities traded over-the-counter (“OTC”) (except for securities traded on NASDAQ), are valued at the last quoted sales price on the principal market on which they are traded at the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) each day that the NYSE is open (the “Valuation Time”) or, if there is no such reported sale at the Valuation Time, at the most recent quoted bid price reported by the exchange or the OTC market. For securities traded on NASDAQ, the NASDAQ Official Closing Price provided by NASDAQ each business day will be used. If such prices are not available, these securities and unlisted securities for which market quotations are not readily available are valued in accordance with the Fair Value Procedures established by the Board of Trustees of the Trust (the “Board”). The Funds use pricing services to report the market value of securities in the portfolios; if the pricing service is not able to provide a price, or the pricing service quote of valuation is inaccurate or does not reflect the market value of the security, securities are valued in accordance with Fair Value Procedures established by the Board. The Trust’s Fair Value Procedures are implemented through a Valuation Committee (the “Committee”). Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. The valuation is assigned to fair valued securities for purposes of calculating a Fund’s net asset value (“NAV”). Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over the counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Foreign securities traded on the foreign exchanges in the Western Hemisphere are valued at the last quoted sales price from the principal market in which they are traded before the valuation time and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued in accordance with the Fair Value Procedures established by the Board.

Foreign securities traded in countries outside the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Fund’s investment adviser, Old Mutual Capital, Inc. (“Old Mutual Capital” or the “Adviser”) determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Funds calculate the NAVs.

Note 3 – Capital Share Transactions

The unaudited pro forma net asset value per share assumes additional shares of the Acquiring Funds issued in connection with the proposed acquisition of the Selling Funds as of September 30, 2008.  The number of additional shares issued was calculated by dividing the value of the assets, net of liabilities, of each Selling Fund by the net asset value per share of the respective Acquiring Fund.

Note 4 – Unaudited Pro Forma Adjustments

The accompanying unaudited pro forma financial statements reflect changes in Fund shares as if each Reorganization had taken place on September 30, 2008.  The Selling Funds’ expenses were adjusted assuming the Acquiring Funds’ fee and expense structure was in effect for the twelve month period ended September 30, 2008 and for estimated reductions due to the elimination of duplicate expenses.  No adjustments to securities positions were required to present the pro forma financial statements.

Note 5 – Reorganization Costs

The Funds shall bear any expenses incurred in connection with the Plan and the transactions contemplated hereby, subject to applicable expense limitations.  Costs associated with a Reorganization generally include printing and mailing costs, solicitation costs, legal costs and costs paid to the Funds’ independent registered public accounting firm.  All Reorganization costs will be allocated to the Funds involved under each Plan on the basis of relative net assets.

Note 6 – Federal Income Taxes

Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains.  Accordingly, no provision has been made for federal income taxes.

Capital losses can generally be carried forward to each of the eight (8) taxable years succeeding the loss year to offset future capital gains.

The Reorganization of Select Growth Fund into the Large Cap Growth Fund will result in a more than 50% “change in ownership” of the Select Growth Fund , the smaller of the two Funds.  As a result, the capital loss carryovers (together with any current year loss and unrealized depreciation in value of investments, collectively referred to as “total capital loss carryovers”) of Select Growth Fund will be subject to an annual limitation for federal income tax purposes.  The tax basis capital loss carryovers, unrealized appreciation/depreciation in value for investments and aggregate net asset value of the Select Growth Fund as compared to the Large Cap Growth Fund and the approximate annual limitation on the use of the Select Growth Fund ’s total capital loss carryovers following the Reorganization are as follows:

	Select Growth Fund	Large Cap Growth Fund (2)
Capital Loss Carryovers at 3/31/08
Expiring 2009	$117.1 million
Expiring 2010	$878.0 million
Expiring 2011	$125.9 million	$181.0 million
Expiring 2012		$105.4 million
Total Capital Loss Carryovers	$1,121 million	$286.4 million
Unrealized Appreciation (Depreciation) for tax purposes at 9/30/08	($8.5 million)	($7.4 million)
Unrealized Appreciation (Depreciation) for tax purposes as Percentage of NAV at 9/30/08	(10.6%)	(5.5%)
Net Asset Value (NAV) at 9/30/08	$80.1 million	$134.5 million
Tax-Exempt Rate (November 2008)	4.94%
Annual Limitation (approximate) (1)	$4.0 million	N/A

(1)  The actual limitation will equal the aggregate net asset value of the Select Growth Fund on the closing date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation is increased by the amount of any built-in gain, i.e., unrealized appreciation in value of investments of the Select Growth Fund on the closing date that is recognized in the taxable year.

(2)  The Large Cap Growth Fund (formerly known as the Old Mutual Large Cap Growth Concentrated Fund) is the survivor of a merger dated April 25, 2008 between the Old Mutual Large Cap Growth Fund and the Old Mutual Large Cap Growth Concentrated Fund.  As a result of the merger, the Large Cap Growth Fund (formerly known as the Old Mutual Large Cap Growth Concentrated Fund) succeeded to certain capital loss carryforwards of the Large Cap Growth Fund which may only be used by the Large Cap Growth Fund (formerly known as the Old Mutual Large Cap Growth Concentrated Fund) to offset built-in gain in the former assets of the Large Cap Growth Fund that is recognized prior to the fifth anniversary of such merger.  The amount of capital loss carryovers described above does not include the amount of carryforwards available to offset the built-in gain in the former assets of the Large Cap Growth Fund.

Given the amount of this annual limitation relative to the total capital loss carryovers, this limitation likely will cause a portion of the Select Growth Fund’s capital loss carryovers to expire unutilized.  However, given the amount of Select Growth Fund’s total capital loss carryovers relative to its net realized losses ($7.3 million at 9/30/08 for GAAP purposes), it is also likely that such carryovers would expire unutilized in any event.   However, whether this annual limitation is material will depend upon the facts at the time of closing of the Reorganization.

Note 7 – Litigation

In June 2004, Pilgrim Baxter & Associates, Ltd. (“PBA”, now known as Liberty Ridge), reached settlement agreements with respect to the market timing and selective disclosure actions filed by the SEC and New York Attorney General (“NYAG”). Under the NYAG settlement, if certain terms and undertakings in that settlement as described in the Trust’s Statement of Additional Information (“SAI”) are not met, the NYAG settlement stipulates that Liberty Ridge shall promptly terminate the sub-advisory services it provides to the Funds. In this event, the Trust’s Board would be required to seek a new sub-adviser for the Funds sub-advised by Liberty Ridge or consider other alternatives.

As part of the In Re Mutual Funds Investment Litigation pending in the U.S. District Court for the District of Maryland (the “MDL Court”), PBHG Funds (now known as Old Mutual Funds II), PBA, its affiliates, and/or certain related and unrelated parties have been named as defendants in a Class Action Suit (“Class Action Suit”) and a separate Derivative Suit (“Derivative Suit”) (together the “Civil Litigation”). The Civil Litigation consolidates and coordinates for pre-trial matters a number of individual class action suits and derivative suits based on similar claims, which previously had been filed against the PBHG Funds, PBA and/or certain related parties in other jurisdictions, and had been transferred to the MDL Court. Information on the previously filed suits is contained in the Trust’s SAI. Consolidated complaints in the Class Action and Derivative Suits were filed in the Civil Litigation on September 29, 2004 (MDL 1586).

The Civil Litigation and the previously filed suits are primarily based upon allegations that the defendants engaged in or facilitated market timing of the PBHG Funds, and also made selective disclosure of confidential portfolio information to certain defendants and other parties. The Civil Litigation alleges a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breaches of fiduciary duty; and (iii) false or misleading prospectus disclosure. The Civil Litigation requests compensatory and punitive damages. In addition, the Derivative Suit requests the removal of each of the Trustees, the removal of Liberty Ridge as investment adviser, the removal of PBHG Fund Distributors (now known as Old Mutual Investment Partners) as distributor, rescission of the management and other contracts between PBHG Funds and the defendants, and rescission of the PBHG Funds’ 12b-1 Plan.

On August 30, 2005, the State of West Virginia West Virginia Securities Division (the “WV Securities Division”) entered a cease and desist order (the “Order” and, together with the Civil Litigation, the “Litigation”) against PBA. PBHG Funds was not named in the Order. In the Order, the WV Securities Division alleged that PBA permitted short-term trading in excess of the PBHG Funds’ disclosed limitation of four exchanges per year and also provided confidential portfolio information to customers of a broker-dealer who used the information to market time the PBHG Funds. The WV Securities Division further alleges in the Order that the foregoing violated the West Virginia Securities Act (W. Va. Code §§ 32-1-101, et seq.) and is seeking that PBA cease and desist from further violation of the West Virginia Securities Act; pay restitution; disgorge fees; pay administrative and investigatory costs and expenses, including counsel fees; pay an administrative assessment; and other relief. It is possible that similar actions based on the same facts and circumstances may be filed in the future by other state agencies. Such other actions will be described in the SAI.

At this stage of the Litigation it is too early to assess the likely outcome of the Litigation, or success of any defenses each of the defendants may have to the claims. Any potential resolution of the Litigation may include, but not be limited to, judgments or settlements for damages against Liberty Ridge or any other named defendant. While it is currently too early to predict the result of the Litigation, the Adviser does not believe that the outcome of the Litigation will materially affect its ability to carry out its duty as investment adviser to the Portfolios. However, neither Liberty Ridge nor the Adviser is currently able to gauge the level of shareholder redemptions that may result from the news of the resolution of these pending lawsuits. Redemptions may require the Funds to sell investments to provide for sufficient liquidity, which could adversely impact the investment performance of the Funds.

Pro Forma Schedule of Investments
As of September 30, 2008 (Unaudited)
		Shares			Value (000)
			Pro Forma			Pro Forma
	Old Mutual	Old Mutual	Old Mutual	Old Mutual	Old Mutual	Old Mutual
	Small Cap	TS&W Small Cap	TS&W Small Cap	Small Cap	TS&W Small Cap	TS&W Small Cap
Description	Fund	Value Fund	Value Fund	Fund	Value Fund	Value Fund
Common Stock - 95.5%
Advanced Materials/Products - 0.3%
Ceradyne*	-	7,300	7,300	$-	$268	$268
Total Advanced Materials/Products						268
Advertising Services - 0.1%
Greenfield Online*	3,320	-	3,320	58	-	58
Total Advertising Services						58
Aerospace/Defense - 0.3%
Teledyne Technologies*	3,825	-	3,825	219	-	219
Total Aerospace/Defense						219
Aerospace/Defense-Equipment - 1.2%
B/E Aerospace*	3,635	-	3,635	58	-	58
Curtiss-Wright	-	14,600	14,600	-	664	664
DRS Technologies	-	600	600	-	46	46
Orbital Sciences*	6,785	-	6,785	163	-	163
Total Aerospace/Defense-Equipment						931
Agricultural Operations - 0.3%
Andersons	-	7,200	7,200	-	253	253
Total Agricultural Operations						253
Airlines - 0.9%
Airtran Holdings*	88,180	-	88,180	214	-	214
AMR*	12,360	-	12,360	121	-	121
Continental Airlines, Cl B*	10,240	-	10,240	171	-	171
Delta Air Lines*	18,640	-	18,640	139	-	139
Northwest Airlines*	10,370	-	10,370	94	-	94
Total Airlines						739
Alternative Waste Technologies - 0.4%
Darling International*	-	32,400	32,400	-	360	360
Total Alternative Waste Technologies						360
Apparel Manufacturers - 0.1%
Maidenform Brands*	5,570	-	5,570	81	-	81
Total Apparel Manufacturers						81
Applications Software - 0.8%
EPIQ Systems*	14,825	-	14,825	202	-	202
Patni Computer Systems ADR	8,840	-	8,840	69	-	69
Progress Software*	11,240	-	11,240	292	-	292
Quest Software*	5,370	-	5,370	68	-	68
Total Applications Software						631
Auto/Truck Parts & Equipment-Original - 0.9%
ArvinMeritor	-	900	900	-	12	12
Lear*	6,200	-	6,200	65	-	65
Titan International	-	26,225	26,225	-	559	559
WABCO Holdings	2,915	-	2,915	104	-	104
Total Auto/Truck Parts & Equipment-Original						740
Beverages-Non-Alcoholic - 0.4%
Coca-Cola Bottling	6,660	-	6,660	291	-	291
Total Beverages-Non-Alcoholic						291
Beverages-Wine/Spirits - 1.0%
Central European Distribution*	-	17,000	17,000	-	772	772
Total Beverages-Wine/Spirits						772
Building & Construction Products-Miscellaneous - 0.0%
Quanex Building Products	-	600	600	-	9	9
USG*	-	400	400	-	10	10
Total Building & Construction Products-Miscellaneous						19
Building & Construction-Miscellaneous - 0.5%
Layne Christensen*	-	12,300	12,300	-	436	436
Total Building & Construction-Miscellaneous						436
Building-Heavy Construction - 0.4%
Sterling Construction*	-	17,600	17,600	-	285	285
Total Building-Heavy Construction						285
Building Products-Cement/Aggregate - 0.0%
Texas Industries	630	-	630	26	-	26
Total Building Products-Cement/Aggregate						26
Cellular Telecommunications - 0.7%
Cellcom Israel	7,185	-	7,185	216	-	216
Syniverse Holdings*	-	22,800	22,800	-	379	379
Total Cellular Telecommunications						595
Chemicals-Diversified - 0.6%
Olin	-	24,200	24,200	-	470	470
Total Chemicals-Diversified						470
Chemicals-Specialty - 0.3%
Cabot	5,000	-	5,000	159	-	159
Cytec Industries	-	600	600	-	23	23
Hercules	4,555	-	4,555	90	-	90
Minerals Technologies	-	100	100	-	6	6
Stepan	15	-	15	1	-	1
Total Chemicals-Specialty						279
Coal - 0.4%
Foundation Coal Holdings	-	10,000	10,000	-	356	356
Total Coal						356
Coatings/Paint - 0.2%
Valspar	7,230	-	7,230	161	-	161
Total Coatings/Paint						161
Coffee - 0.5%
Peet's Coffee & Tea*	-	13,825	13,825	$-	$386	$386
Total Coffee						386
Commercial Banks-Central US - 0.8%
Bancfirst	-	700	700	-	34	34
Sterling Bancshares	-	56,250	56,250	-	588	588
Total Commercial Banks-Central US						622
Commercial Banks-Eastern US - 0.1%
Provident Bankshares	-	1,000	1,000	-	10	10
Susquehanna Bancshares	-	1,600	1,600	-	31	31
Total Commercial Banks-Eastern US						41
Commercial Banks-Southern US - 1.1%
City Holding	-	10,500	10,500	-	444	444
Oriental Financial Group	-	26,500	26,500	-	473	473
Total Commercial Banks-Southern US						917
Commercial Banks-Western US - 0.5%
SVB Financial Group*	-	6,800	6,800	-	394	394
Total Commercial Banks-Western US						394
Commercial Services - 0.9%
Healthcare Services Group	9,550	-	9,550	175	-	175
Team*	-	15,500	15,500	-	560	560
Total Commercial Services						735
Commercial Services-Finance - 1.6%
CBIZ*	-	3,600	3,600	-	30	30
Heartland Payment Systems	-	23,300	23,300	-	596	596
Interactive Data	6,780	-	6,780	171	-	171
Net 1 UEPS Technologies*	-	18,300	18,300	-	409	409
Wright Express*	2,715	-	2,715	81	-	81
Total Commercial Services-Finance						1,287
Computer Aided Design - 0.4%
Ansys*	8,140	-	8,140	308	-	308
Total Computer Aided Design						308
Computer Graphics - 0.2%
Monotype Imaging Holdings*	16,930	-	16,930	188	-	188
Total Computer Graphics						188
Computer Services - 1.3%
DST Systems*	2,930	-	2,930	164	-	164
IHS, Cl A*	3,275	-	3,275	156	-	156
Perot Systems, Cl A*	-	41,950	41,950	-	728	728
Total Computer Services						1,048
Computer Software - 0.1%
Blackbaud	2,890	-	2,890	53	-	53
Total Computer Software						53
Computers-Integrated Systems - 0.9%
Cray*	2,780	-	2,780	14	-	14
Micros Systems*	-	17,300	17,300	-	461	461
NCI, Cl A*	2,140	-	2,140	61	-	61
NCR*	5,120	-	5,120	113	-	113
Radisys*	12,625	-	12,625	109	-	109
Total Computers-Integrated Systems						758
Computers-Memory Devices - 0.1%
Silicon Storage Technology*	26,215	-	26,215	85	-	85
Total Computers-Memory Devices						85
Computers-Peripheral Equipment - 0.2%
Electronics for Imaging*	-	8,800	8,800	-	123	123
Total Computers-Peripheral Equipment						123
Consulting Services - 0.4%
FTI Consulting*	1,480	-	1,480	107	-	107
Watson Wyatt Worldwide, Cl A	3,615	-	3,615	180	-	180
Total Consulting Services						287
Containers-Metal/Glass - 0.8%
Greif, Cl A	2,660	-	2,660	175	-	175
Owens-Illinois*	5,500	-	5,500	162	-	162
Silgan Holdings	6,020	-	6,020	308	-	308
Total Containers-Metal/Glass						645
Containers-Paper/Plastic - 1.6%
Bemis	8,770	-	8,770	230	-	230
Pactiv*	22,515	-	22,515	559	-	559
Rock-Tenn, Cl A	2,660	-	2,660	106	-	106
Smurfit-Stone Container*	40,450	-	40,450	190	-	190
Sonoco Products	7,800	-	7,800	232	-	232
Total Containers-Paper/Plastic						1,317
Cosmetics & Toiletries - 0.3%
Alberto-Culver	7,820	-	7,820	213	-	213
Total Cosmetics & Toiletries						213
Diagnostic Equipment - 0.3%
Gen-Probe*	4,270	-	4,270	227	-	227
Total Diagnostic Equipment						227
Decision Support Software - 0.6%
SPSS*	-	16,400	16,400	-	482	482
Total Decision Support Software						482
Diagnostic Kits - 0.7%
Idexx Laboratories*	2,860	-	2,860	$157	$-	$157
Meridian Bioscience	9,705	-	9,705	282	-	282
Qiagen*	7,875	-	7,875	155	-	155
Total Diagnostic Kits						594
Dialysis Centers - 0.2%
Dialysis Corp Of America*	23,275	-	23,275	183	-	183
Total Dialysis Centers						183
Distribution/Wholesale - 0.5%
Owens & Minor	-	700	700	-	34	34
School Specialty*	-	11,900	11,900	-	371	371
Total Distribution/Wholesale						405
Diversified Manufacturing Operations - 0.2%
SPX	1,870	-	1,870	144	-	144
Total Diversified Manufacturing Operations						144
E-Commerce/Services - 0.8%
Move*	21,900	-	21,900	46	-	46
NetFlix*	-	18,700	18,700	-	578	578
Total E-Commerce/Services						624
Electric Products-Miscellaneous - 0.8%
Ametek	4,582	-	4,582	187	-	187
GrafTech International*	-	29,200	29,200	-	441	441
Total Electric Products-Miscellaneous						628
Electric-Integrated - 5.4%
Black Hills	3,670	-	3,670	114	-	114
Cleco	-	41,500	41,500	-	1,048	1,048
CMS Energy	27,110	2,100	29,210	338	26	364
El Paso Electric*	-	32,400	32,400	-	680	680
Empire District Electric	-	1,500	1,500	-	32	32
NSTAR	-	1,000	1,000	-	34	34
Portland General Electric	11,415	1,400	12,815	270	33	303
Sierra Pacific Resources	32,450	-	32,450	311	-	311
UIL Holdings	-	900	900	-	31	31
Westar Energy	14,395	45,600	59,995	332	1,051	1,383
Total Electric-Integrated						4,300
Electric-Transmission - 0.4%
ITC Holdings	6,725	-	6,725	348	-	348
Total Electric-Transmission						348
Electronic Components-Miscellaneous - 0.2%
Celestica*	20,615	-	20,615	133	-	133
Total Electronic Components-Miscellaneous						133
Electronic Components-Semiconductors - 1.2%
Amkor Technology*	11,890	-	11,890	76	-	76
DSP Group*	15,925	-	15,925	122	-	122
Fairchild Semiconductor International*	17,810	-	17,810	158	-	158
Ikanos Communications*	57,685	-	57,685	114	-	114
Intersil, Cl A	1,540	-	1,540	26	-	26
ON Semiconductor*	31,395	-	31,395	212	-	212
Semtech*	5,385	-	5,385	75	-	75
Zoran*	17,390	-	17,390	142	-	142
Total Electronic Components-Semiconductors						925
Electronic Connectors - 0.4%
Amphenol, Cl A	7,535	-	7,535	302	-	302
Total Electronic Connectors						302
Electronic Security Devices - 0.5%
American Science & Engineering	-	6,400	6,400	-	382	382
Total Electronic Security Devices						382
Energy-Alternate Sources - 0.0%
FuelCell Energy*	-	4,100	4,100	-	25	25
Total Energy-Alternate Sources						25
Engineering/R&D Services - 0.1%
URS*	2,051	-	2,051	75	-	75
Total Engineering/R&D Services						75
Enterprise Software/Services - 1.5%
Novell*	33,125	-	33,125	170	-	170
PROS Holdings*	5,140	-	5,140	48	-	48
Sybase*	-	30,100	30,100	-	922	922
SYNNEX*	-	1,500	1,500	-	34	34
Total Enterprise Software/Services						1,174
Entertainment Software - 0.4%
Take-Two Interactive Software*	-	400	400	-	7	7
THQ*	-	24,400	24,400	-	294	294
Total Entertainment Software						301
Fiduciary Banks - 0.0%
Wilmington Trust	325	-	325	9	-	9
Total Fiduciary Banks						9
Finance-Commercial - 0.1%
CIT Group	7,670	-	7,670	53	-	53
Total Finance-Commercial						53
Finance-Consumer Loans - 0.5%
World Acceptance*	-	11,900	11,900	-	428	428
Total Finance-Consumer Loans						428
Finance-Investment Banker/Broker - 1.3%
Greenhill & Co	815	7,400	8,215	$60	$546	$606
optionsXpress Holdings	-	18,300	18,300	-	355	355
Stifel Financial*	-	1,050	1,050	-	52	52
Total Finance-Investment Banker/Broker						1,013
Finance-Other Services - 0.0%
BGC Partners, Cl A	-	2,700	2,700	-	12	12
Total Finance-Other Services						12
Food-Baking - 0.2%
Flowers Foods	5,210	-	5,210	153	-	153
Total Food-Baking						153
Food-Dairy Products - 0.3%
Dean Foods*	10,595	-	10,595	247	-	247
Total Food-Dairy Products						247
Food-Miscellaneous/Diversified - 0.1%
Smart Balance*	17,325	-	17,325	114	-	114
Total Food-Miscellaneous/Diversified						114
Food-Retail - 0.4%
Ruddick	6,805	900	7,705	221	29	250
Weis Markets	-	900	900	-	32	32
Total Food-Retail						282
Food-Wholesale/Distribution - 0.2%
Fresh Del Monte Produce*	6,460	-	6,460	143	-	143
Spartan Stores	-	1,400	1,400	-	35	35
Total Food-Wholesale/Distribution						178
Funeral Services & Related Items - 0.2%
Service Corp International	18,700	-	18,700	156	-	156
Total Funeral Services & Related Items						156
Gas-Distribution - 1.3%
AGL Resources	6,302	-	6,302	198	-	198
Southwest Gas	5,070	-	5,070	153	-	153
Vectren	-	25,100	25,100	-	699	699
Total Gas-Distribution						1,050
Gold Mining - 1.1%
Royal Gold	-	24,600	24,600	-	885	885
Total Gold Mining						885
Heart Monitors - 0.2%
Cardiac Science*	15,650	-	15,650	162	-	162
Total Heart Monitors						162
Human Resources - 0.1%
Hudson Highland Group*	6,265	-	6,265	44	-	44
Total Human Resources						44
Instruments-Controls - 0.2%
Mettler Toledo International*	1,350	-	1,350	132	-	132
Total Instruments-Controls						132
Instruments-Scientific - 0.7%
OYO Geospace*	2,690	-	2,690	106	-	106
PerkinElmer	12,435	-	12,435	311	-	311
Varian*	3,200	-	3,200	137	-	137
Total Instruments-Scientific						554
Internet Application Software - 0.2%
DealerTrack Holdings*	8,465	-	8,465	143	-	143
Total Internet Application Software						143
Internet Incubators - 0.1%
Internet Capital Group*	9,765	-	9,765	79	-	79
Total Internet Incubators						79
Internet Security - 0.0%
Secure Computing*	-	1,400	1,400	-	8	8
Total Internet Security						8
Investment Companies - 0.2%
KKR Financial Holdings	23,990	-	23,990	153	-	153
Total Investment Companies						153
Lasers-Systems/Components - 0.1%
Rofin-Sinar Technologies*	3,420	-	3,420	105	-	105
Total Lasers-Systems/Components						105
Leisure & Recreational Products - 0.2%
WMS Industries*	5,305	-	5,305	162	-	162
Total Leisure & Recreational Products						162
Life/Health Insurance - 0.3%
Protective Life	8,650	800	9,450	247	23	270
Total Life/Health Insurance						270
Machinery-Farm - 0.6%
Lindsay	-	6,400	6,400	-	466	466
Total Machinery-Farm						466
Machinery-General Industry - 0.5%
Chart Industries*	-	11,900	11,900	-	340	340
Gardner Denver*	-	900	900	-	31	31
Total Machinery-General Industry						371
Medical Instruments - 0.4%
Arthrocare*	-	800	800	$-	$22	$22
Bruker*	12,210	-	12,210	163	-	163
Natus Medical*	2,800	-	2,800	63	-	63
NuVasive*	-	900	900	-	44	44
Total Medical Instruments						292
Medical Labs & Testing Services - 0.0%
Icon ADR*	190	-	190	7	-	7
Total Medical Labs & Testing Services						7
Medical Products - 1.6%
American Medical Systems Holding*	10,815	-	10,815	192	-	192
Haemonetics*	-	12,300	12,300	-	759	759
Hanger Orthopedic Group*	-	14,600	14,600	-	255	255
Zoll Medical*	2,215	-	2,215	73	-	73
Total Medical Products						1,279
Medical Sterilization Product - 0.2%
STERIS	5,035	-	5,035	189	-	189
Total Medical Sterilization Product						189
Medical-Biomedical/Genetic - 0.6%
Bio-Rad Laboratories, Cl A*	3,385	-	3,385	336	-	336
Cambrex*	17,900	-	17,900	110	-	110
Sangamo Biosciences*	-	2,800	2,800	-	22	22
Total Medical-Biomedical/Genetic						468
Medical-Hospitals - 0.5%
Health Management Associates, Cl A*	35,130	-	35,130	146	-	146
Medcath*	13,180	-	13,180	236	-	236
Total Medical-Hospitals						382
Medical-Generic Drugs - 1.0%
Alpharma, Cl A*	-	22,400	22,400	-	826	826
Par Pharmaceutical*	-	800	800	-	10	10
Total Medical-Generic Drugs						836
Medical-HMO - 0.0%
AmeriGroup*	-	800	800	-	20	20
Total Medical-HMO						20
Medical-Nursing Homes - 1.0%
Kindred Healthcare*	-	29,200	29,200	-	805	805
Total Medical-Nursing Homes						805
Medical-Outpatient/Home Medical - 2.6%
Amedisys*	-	17,466	17,466	-	850	850
Amsurg*	6,025	23,700	29,725	153	604	757
Apria Healthcare Group*	-	1,400	1,400	-	26	26
Lincare Holdings*	9,180	-	9,180	276	-	276
NovaMed*	29,760	-	29,760	141	-	141
Total Medical-Outpatient/Home Medical						2,050
Metal Processors & Fabricators - 0.0%
Ladish*	-	850	850	-	17	17
Total Metal Processors & Fabricators						17
Metal-Aluminum - 0.0%
Century Aluminum*	-	200	200	-	6	6
Total Metal-Aluminum						6
Miscellaneous Manufacturing - 0.2%
Aptargroup	-	800	800	-	31	31
Trimas*	22,080	-	22,080	145	-	145
Total Miscellaneous Manufacturing						176
Motion Pictures & Services - 0.2%
DreamWorks Animation SKG, Cl A*	5,665	-	5,665	178	-	178
Total Motion Pictures & Services						178
Multi-line Insurance - 1.1%
Hanover Insurance Group	7,755	-	7,755	353	-	353
Horace Mann Educators	-	40,650	40,650	-	523	523
Total Multi-line Insurance						876
Networking Products - 0.1%
Polycom*	4,780	-	4,780	111	-	111
Total Networking Products						111
Non-Hazardous Waste Disposal - 0.4%
Waste Connections*	10,217	-	10,217	350	-	350
Total Non-Hazardous Waste Disposal						350
Oil Companies-Exploration & Production - 3.4%
Berry Petroleum, Cl A	-	16,400	16,400	-	635	635
Bill Barrett*	3,525	-	3,525	113	-	113
GMX Resources*	-	13,200	13,200	-	631	631
Harvest Natural Resources*	-	2,600	2,600	-	26	26
McMoRan Exploration*	-	18,700	18,700	-	442	442
Penn Virginia	-	14,600	14,600	-	780	780
Pioneer Natural Resources	2,540	-	2,540	133	-	133
Total Oil Companies-Exploration & Production						2,760
Oil Field Machinery & Equipment - 1.1%
Dril-Quip*	3,195	-	3,195	139	-	139
Gulf Island Fabrication	-	12,800	12,800	-	441	441
Lufkin Industries	3,960	-	3,960	314	-	314
Total Oil Field Machinery & Equipment						894
Oil-Field Services - 0.5%
Core Laboratories	1,215	-	1,215	$123	$-	$123
Key Energy Services*	18,280	-	18,280	212	-	212
Willbros Group*	1,965	-	1,965	52	-	52
Total Oil-Field Services						387
Oil Refining & Marketing - 0.7%
Holly	-	18,700	18,700	-	541	541
Total Oil Refining & Marketing						541
Paper & Related Products - 0.5%
Buckeye Technologies*	-	2,600	2,600	-	21	21
Neenah Paper	6,255	-	6,255	124	-	124
Potlatch	5,880	-	5,880	273	-	273
Total Paper & Related Products						418
Physical Practice Management - 0.3%
Pediatrix Medical Group*	4,865	-	4,865	262	-	262
Total Physical Practice Management						262
Platinum - 0.1%
Stillwater Mining*	18,695	-	18,695	109	-	109
Total Platinum						109
Poultry - 0.0%
Pilgrim's Pride	11,240	-	11,240	28	-	28
Total Poultry						28
Power Conversion/Supply Equipment - 0.1%
Advanced Energy Industries*	3,300	-	3,300	45	-	45
Total Power Conversion/Supply Equipment						45
Precious Metals - 0.1%
North American Palladium*	22,045	-	22,045	47	-	47
Total Precious Metals						47
Property/Casualty Insurance - 3.3%
Arch Capital Group*	5,210	-	5,210	380	-	380
Enstar Group*	1,750	-	1,750	170	-	170
First American	4,500	-	4,500	133	-	133
Fpic Insurance Group*	-	12,700	12,700	-	653	653
PMA Capital, Cl A*	-	3,900	3,900	-	34	34
ProAssurance*	2,695	-	2,695	151	-	151
RLI	-	600	600	-	37	37
Selective Insurance Group	-	29,200	29,200	-	669	669
Zenith National Insurance	11,575	900	12,475	424	33	457
Total Property/Casualty Insurance						2,684
Publishing-Books - 0.4%
John Wiley & Sons, Cl A	7,450	-	7,450	301	-	301
Total Publishing-Books						301
Publishing-Newspapers - 0.1%
Dolan Media*	7,750	-	7,750	78	-	78
Total Publishing-Newspapers						78
Quarrying - 0.8%
Compass Minerals International	-	11,900	11,900	-	623	623
Total Quarrying						623
Racetracks - 0.9%
International Speedway, Cl A	7,660	-	7,660	298	-	298
Penn National Gaming*	6,365	-	6,365	169	-	169
Speedway Motorsports	11,240	-	11,240	219	-	219
Total Racetracks						686
Reinsurance - 4.5%
Argo Group International Holdings*	-	800	800	-	29	29
Aspen Insurance Holdings	8,625	-	8,625	237	-	237
Endurance Specialty Holdings	4,590	19,900	24,490	142	615	757
IPC Holdings	-	29,500	29,500	-	891	891
Max Capital Group	-	34,200	34,200	-	794	794
Montpelier Re Holdings	5,980	1,900	7,880	99	31	130
Platinum Underwriters Holdings	-	1,000	1,000	-	35	35
Reinsurance Group of America, Cl A	6,105	-	6,105	330	-	330
Validus Holdings	16,940	-	16,940	394	-	394
Total Reinsurance						3,597
REITs-Diversified - 0.2%
CapitalSource	-	1,900	1,900	-	23	23
Investors Real Estate Trust	-	3,500	3,500	-	39	39
Washington Real Estate Investment Trust	2,340	-	2,340	86	-	86
Total REITs-Diversified						148
REITs-Health Care - 1.3%
Omega Healthcare Investors	-	54,800	54,800	-	1,077	1,077
Total REITs-Health Care						1,077
REITs-Hotels - 0.6%
FelCor Lodging Trust	6,165	-	6,165	44	-	44
LaSalle Hotel Properties	-	18,300	18,300	-	427	427
Total REITs-Hotels						471
REITs-Mortgage - 0.6%
Capstead Mortgage	-	40,600	40,600	-	445	445
Total REITs-Mortgage						445
REITs-Office Property - 1.7%
BioMed Realty Trust	-	23,800	23,800	-	630	630
Corporate Office Properties	4,760	12,800	17,560	192	516	708
Total REITs-Office Property						1,338
Rental Auto/Equipment - 0.7%
Aaron Rents	-	21,825	21,825	$-	$591	$591
Total Rental Auto/Equipment						591
Research & Development - 1.1%
Kendle International*	-	19,600	19,600	-	876	876
Total Research & Development						876
Retail-Apparel/Shoe - 1.2%
Aeropostale*	-	10,600	10,600	-	340	340
JOS A Bank Clothiers*	-	17,900	17,900	-	601	601
Total Retail-Apparel/Shoe						941
Retail-Auto Parts - 0.2%
O'Reilly Automotive*	7,500	-	7,500	201	-	201
Total Retail-Auto Parts						201
Retail-Automobile - 0.6%
America's Car-Mart*	-	19,745	19,745	-	367	367
Copart*	3,570	-	3,570	136	-	136
Total Retail-Automobile						503
Retail-Convenience Store - 0.9%
Pantry*	1,120	31,500	32,620	24	668	692
Total Retail-Convenience Store						692
Retail-Discount - 0.7%
Fred's, Cl A	-	40,600	40,600	-	577	577
Total Retail-Discount						577
Retail-Pawn Shops - 1.4%
Cash America International	-	13,200	13,200	-	476	476
Ezcorp, Cl A*	-	32,900	32,900	-	619	619
Total Retail-Pawn Shops						1,095
Retail-Propane Distributors - 0.3%
Star Gas Partners LP*	125,870	-	125,870	279	-	279
Total Retail-Propane Distributors						279
Retail-Restaurants - 0.7%
Bob Evans Farms	-	1,100	1,100	-	30	30
Jack in the Box*	-	22,800	22,800	-	481	481
Wendy's/Arby's Group, Cl A	-	3,600	3,600	-	19	19
Total Retail-Restaurants						530
Retail-Video Rental - 0.0%
Blockbuster, Cl A*	-	3,300	3,300	-	7	7
Total Retail-Video Rental						7
Rubber-Tires - 0.1%
Cooper Tire & Rubber	13,990	-	13,990	120	-	120
Total Rubber-Tires						120
S&L/Thrifts-Eastern US - 0.3%
Brookline Bancorp	18,500	-	18,500	237	-	237
Total S&L/Thrifts-Eastern US						237
Satellite Telecommunications - 0.2%
EchoStar, Cl A*	5,650	-	5,650	136	-	136
Total Satellite Telecommunications						136
Schools - 0.5%
Capella Education*	4,720	-	4,720	202	-	202
DeVry	4,760	-	4,760	236	-	236
Total Schools						438
Semiconductor Equipment - 1.4%
Brooks Automation*	17,980	-	17,980	150	-	150
Cabot Microelectronics*	3,100	-	3,100	99	-	99
Entegris*	65,112	-	65,112	315	-	315
Formfactor*	3,090	-	3,090	54	-	54
Lam Research*	3,485	-	3,485	110	-	110
MKS Instruments*	5,505	-	5,505	110	-	110
Teradyne*	20,790	-	20,790	162	-	162
Verigy*	9,235	-	9,235	150	-	150
Total Semiconductor Equipment						1,150
Steel Pipe & Tube - 0.3%
Mueller Water Products, Cl A	13,280	14,505	27,785	119	130	249
Total Steel Pipe & Tube						249
Steel-Producers - 0.4%
Schnitzer Steel Industries, Cl A	-	8,700	8,700	-	341	341
Total Steel-Producers						341
Super-Regional Banks-US - 0.0%
Huntington Bancshares	-	900	900	-	7	7
Total Super-Regional Banks-US						7
Telecommunications Equipment - 2.4%
ADC Telecommunications*	13,400	-	13,400	113	-	113
CommScope*	4,085	-	4,085	142	-	142
Comtech Telecommunications*	4,335	21,650	25,985	213	1,066	1,279
Tekelec*	-	28,700	28,700	-	402	402
Total Telecommunications Equipment						1,936
Telecommunications Equipment-Fiber Optics - 0.1%
Ciena*	7,700	-	7,700	78	-	78
Total Telecommunications Equipment-Fiber Optics						78
Telecommunications Services - 0.5%
Global Crossing*	-	1,500	1,500	$-	$23	$23
Neutral Tandem*	9,085	-	9,085	168	-	168
NTELOS Holdings	8,410	-	8,410	226	-	226
Total Telecommunications Services						417
Television - 0.1%
Sinclair Broadcast Group, Cl A	11,390	-	11,390	57	-	57
Total Television						57
Theaters - 0.2%
Regal Entertainment Group, Cl A	9,600	-	9,600	151	-	151
Total Theaters						151
Therapeutics - 0.1%
BioMarin Pharmaceuticals*	-	800	800	-	21	21
Questcor Pharmaceuticals*	-	4,450	4,450	-	33	33
Total Therapeutics						54
Tools-Hand Held - 0.1%
Snap-On	2,245	-	2,245	118	-	118
Total Tools-Hand Held						118
Toys - 1.0%
Marvel Entertainment*	-	22,800	22,800	-	778	778
Total Toys						778
Transport-Air Freight - 0.7%
Atlas Air Worldwide Holdings*	-	13,300	13,300	-	536	536
Total Transport-Air Freight						536
Transport-Equipment & Leasing - 1.0%
Aircastle	3,975	-	3,975	39	-	39
GATX	4,715	14,100	18,815	187	558	745
Genesis Lease ADR	6,125	-	6,125	54	-	54
Total Transport-Equipment & Leasing						838
Transport-Marine - 0.5%
Excel Maritime Carriers	-	18,300	18,300	-	276	276
Overseas Shipholding Group	-	500	500	-	29	29
Tidewater	1,675	-	1,675	93	-	93
Total Transport-Marine						398
Transport-Services - 0.5%
Bristow Group*	-	12,800	12,800	-	433	433
Total Transport-Services						433
Transport-Truck - 0.2%
Landstar System	3,780	-	3,780	167	-	167
Total Transport-Truck						167
Travel Services - 0.2%
Interval Leisure Group*	15,330	-	15,330	159	-	159
Total Travel Services						159
Veterinary Diagnostics - 0.7%
VCA Antech*	-	20,100	20,100	-	592	592
Total Veterinary Diagnostics						592
Water - 0.1%
Pico Holdings*	2,130	-	2,130	76	-	76
Total Water						76
Wireless Equipment - 0.1%
RF Micro Devices*	31,440	-	31,440	92	-	92
Total Wireless Equipment						92
Total Common Stock (Cost $73,229)				29,253	47,436	76,689
Investment Company - 1.0%
Growth-Small Cap - 0.3%
iShares Russell 2000 Index Fund	3,910	-	3,910	267	-	267
Total Growth-Small Cap						267
Value-Small Cap - 0.7%
iShares Russell 2000 Value Index Fund	-	8,100	8,100	-	532	532
Total Value-Small Cap						532
Total Investment Company - (Cost $808)				267	532	799
Money Market Fund - 3.0%
Dreyfus Cash Management Fund, Institutional Class, 2.683% (A)	1,264,718	1,165,360	2,430,078	1,265	1,165	2,430
Total Money Market Fund (Cost $2,430)	-	-		1,265	1,165	2,430
Total Investments - 99.5% (Cost $76,467)	-	-		30,785	49,133	79,918
Other Assets and Liabilities, Net - 0.5%				(76)	470	394
Total Net Assets 100.0%				$30,709	$49,603	$80,312

* Non-income producing security.
(A) — The rate reported represents the 7-day effective yield as of September 30, 2008.

ADR — American Depositary Receipt
Cl — Class
HMO — Health Maintenance Organization
R&D — Research and Development
REITs — Real Estate Investment Trusts
S&L — Savings and Loan

Cost figures are shown with "000's" omitted.
Amounts designated as "-" are either $0 or have been rounded to $0
The accompanying notes are an integral part of the pro forma financial statements.

Other information:

The Funds utilize various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of September 30, 2008 in valuing each Fund’s net assets were as follows:

			Pro Forma
	Old Mutual	Old Mutual	Old Mutual
	Small Cap	TS&W Small Cap	TS&W Small Cap
	Fund	Value Fund	Value Fund
Valuation Inputs	Investments (000)	Investments (000)	Investments (000)
Level 1 – quoted prices	$30,785	$49,133	$79,918
Level 2 – other significant observable inputs	-	-	-
Level 3 – significant unobservable inputs	-	-	-
Total	$30,785	$49,133	$79,918

Pro Forma Statement of Assets and Liabilities (000, excluding shares)					Pro Forma
As of September 30, 2008 (Unaudited)		Old Mutual			Old Mutual
	Old Mutual	TS&W			TS&W
	Small Cap	Small Cap			Small Cap
	Fund	Value Fund	Adjustment		Value Fund
Assets
Investment Securities, at cost	$31,813	$44,656			$76,469
Investment Securities, at value	$30,785	$49,133			$79,918
Receivable for Capital Shares Sold	98	69			167
Receivable for Investment Securities Sold	906	2,693			3,599
Receivable for Dividends and Interest	24	65			89
Receivable from Investment Adviser	20	26	34	(2)	80
Prepaid Expenses	15	7			22
Total Assets	31,848	51,993	34		83,875
Liabilities
Payable for Management Fees	27	59			86
Payable for Capital Shares Redeemed	21	73			94
Payable for Investment Securities Purchased	947	2,126			3,073
Payable to Custodian	-	8			8
Payable for Trustee Fees	3	4			7
Accrued Expenses	141	120	34	(2)	295
Total Liabilities	1,139	2,390	34		3,563
Net Assets	$30,709	$49,603	-		$80,312
Net Assets:
Paid-in Capital†	$34,899	$40,453			$75,352
Undistributed Net Investment Income/(Accumulated Net Investment Loss)		(44)			41
Accumulated Net Realized Gain (Loss) on Investments		4,717			1,470
Net Unrealized Appreciation (Depreciation) on Investments		4,477			3,449
Net Assets	$30,709	$49,603			$80,312
Net Assets — Class Z	$30,100	$46,596			$76,696
Net Assets — Class A	378	2,005			2,383
Net Assets — Class C	231	1,002			1,233
Net Assets — Institutional Class	-	N/A	-	(3)	-
Outstanding shares of beneficial interest — Class Z		2,379,475	316,121	(1)	3,916,742
Outstanding shares of beneficial interest — Class A		104,288	4,267	(1)	123,971
Outstanding shares of beneficial interest — Class C		54,853	2,799	(1)	67,478
Outstanding shares of beneficial interest — Institutional Class		N/A	8	(1)	19
Net Asset Value, Offering and Redemption Price Per Share — Class Z*		$19.58			$19.58
Net Asset Value and Redemption Price Per Share — Class A*		$19.23			$19.23
Maximum Offering Price Price Per Share — Class A**		$20.40			$20.40
Net Asset Value and Offering Price Per Share — Class C††*		$18.26			$18.26
Net Asset Value, Offering and Redemption Price Per Share — Institutional Class*		N/A			$19.89

† Par Value of $0.001, unlimited authorization.
†† Class C shares have a contingent deferred sales charge. For a description of a possible sales charge, please see the Fund’s prospectus.
* Net assets divided by shares may not calculate to the stated NAV because these amounts are shown rounded.
** Maximum Offering Price Per Share is equal to Net Asset Value/94.25%.
N/A - Not Applicable

(1) Reflects increase in shares outstanding (calculation equals Class Net Assets/Net Asset Value per share)
(2) Reflects increase in accrued expenses and receivable from the Investment Adviser for reorganization related costs to be incurred by each Fund, subject to applicable expense limitations (See Note 5).
(3) Reflects increase in net assets as a result of launch of Institutional Class shares on Old Mutual TS&W Small Cap Value Fund that will occur in conjunction with the fund reorganization.

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the pro forma financial statements.

Pro Forma Statement of Operations (000)					Pro Forma
For the twelve-month period ended September 30, 2008 (Unaudited)					Old Mutual
	Old Mutual	TS&W			TS&W
	Small Cap	Small Cap			Small Cap
	Fund	Value Fund	Adjustment		Value Fund
Investment Income:
Dividends	$458	$598			$1,056
Interest	-	8			8
Less: Foreign Taxes Withheld	(10)	-			(10)
Total Investment Income	448	606			1,054
Expenses:
Management Fees	360	570	(52)	(2)	878
Website Fees	1	1	(2)	(5)	-
Transfer Agent Fees	183	101			284
Trustees’ Fees	7	8			15
Distribution and Service Fees
Class A	1	3			4
Class C	2	8			10
Professional Fees	26	34	(13)	(3)	47
Registration and SEC Fees	68	49	(49)	(3)	68
Custodian Fees	33	17	(25)	(3)	25
Printing Fees	15	40	(3)	(3)	52
Other Expenses	20	24	(4)	(3)	40
Total Expenses	716	855	(148)		1,423
Net Waiver of Management Fees	(264)	(175)	134	(4)	(305)
Expense Reduction (1)	(1)	(1)			(2)
Net Expenses	451	679	(14)		1,116
Net Investment Income (Loss)	(3)	(73)	14		(62)
Net Realized Gain (Loss) from Security Transactions	(1,192)	2,116			924
Net Change in Unrealized Appreciation (Depreciation) on Investments		(13,718)			(18,924)
Net Realized and Unrealized Gain (Loss) on Investments	(6,398)	(11,602)			(18,000)
Increase (Decrease) in Net Assets Resulting from Operations	$(6,401)	$(11,675)	$14		$(18,062)

(1) All expense reductions are for transfer agent expenses.
(2) Reflects reduction in management fee at the time of the reorganization.
(3) Reflects adjustment in expenses due to elimination of duplicative services.
(4) Reflects adjustment in waiver of management fees due to the reduction in total expenses and reduction of expense limitations.
(5) Reflects adjustment in expenses due to website fees no longer being paid for by the Funds effective December 31, 2007.

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the pro forma financial statements.

Notes to Pro Forma Financial Statements
As of September 30, 2008 (Unaudited)

Note 1 – Plan of Reorganization

On November 13, 2008, the Board of Trustees of Old Mutual Funds II (the “Trust”) approved four separate Plans of Reorganization (each a “Plan” and collectively the “Plans”) and authorized the submission of the Plans to shareholders for approval.  If each Plan is approved by shareholders, the following reorganizations will be completed: Old Mutual Small Cap Fund into Old Mutual TS&W Small Cap Value Fund; Old Mutual Mid-Cap Fund into Old Mutual TS&W Mid-Cap Value Fund; Old Mutual Developing Growth Fund into Old Mutual Strategic Small Company Fund; and Old Mutual Select Growth Fund into Old Mutual Large Cap Growth Fund (each a “Fund” and collectively the   “Funds”) (the “Reorganization”).  The Old Mutual Small Cap Fund, Old Mutual Mid-Cap Fund, Old Mutual Developing Growth Fund and Old Mutual Select Growth Fund are collectively referred to as the “Selling Funds” and the Old Mutual TS&W Small Cap Value Fund, Old Mutual TS&W Mid-Cap Value Fund, Old Mutual Strategic Small Company Fund and Old Mutual Large Cap Growth Fund are collectively referred to as the “Acquiring Funds.”  The Acquiring Funds will acquire all of the assets of the respective Selling Funds (subject to any existing liabilities), in exchange for the number of shares of the Acquiring Funds equal in value to the net assets of the Selling Funds at the time of the Reorganization.  The Reorganization will be accounted for as a tax-free reorganization of investment companies.

The accompanying unaudited pro forma schedules of investments, statements of assets and liabilities and statements of operations should be read in conjunction with the historical financial statements of the Funds, which are included in their respective annual reports dated March 31, 2008 , and incorporated by reference in the Statement of Additional Information , as supplemented, dated December 9, 2008 .

Note 2 - Security Valuation

Each of the Funds adheres to the following security valuation policy.  Investment securities of the Funds, including securities sold short, that are listed on a securities exchange, market or automated quotation system and for which market quotations are readily available, including securities traded over-the-counter (“OTC”) (except for securities traded on NASDAQ), are valued at the last quoted sales price on the principal market on which they are traded at the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) each day that the NYSE is open (the “Valuation Time”) or, if there is no such reported sale at the Valuation Time, at the most recent quoted bid price reported by the exchange or the OTC market. For securities traded on NASDAQ, the NASDAQ Official Closing Price provided by NASDAQ each business day will be used. If such prices are not available, these securities and unlisted securities for which market quotations are not readily available are valued in accordance with the Fair Value Procedures established by the Board of Trustees of the Trust (the “Board”). The Funds use pricing services to report the market value of securities in the portfolios; if the pricing service is not able to provide a price, or the pricing service quote of valuation is inaccurate or does not reflect the market value of the security, securities are valued in accordance with Fair Value Procedures established by the Board. The Trust’s Fair Value Procedures are implemented through a Valuation Committee (the “Committee”). Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. The valuation is assigned to fair valued securities for purposes of calculating a Fund’s net asset value (“NAV”). Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over the counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Foreign securities traded on the foreign exchanges in the Western Hemisphere are valued at the last quoted sales price from the principal market in which they are traded before the valuation time and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued in accordance with the Fair Value Procedures established by the Board.

Foreign securities traded in countries outside the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Fund’s investment adviser, Old Mutual Capital, Inc. (“Old Mutual Capital” or the “Adviser”) determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Funds calculate the NAVs.

Note 3 – Capital Share Transactions

The unaudited pro forma net asset value per share assumes additional shares of the Acquiring Funds issued in connection with the proposed acquisition of the Selling Funds as of September 30, 2008.  The number of additional shares issued was calculated by dividing the value of the assets, net of liabilities, of each Selling Fund by the net asset value per share of the respective Acquiring Fund.

Note 4 – Unaudited Pro Forma Adjustments

The accompanying unaudited pro forma financial statements reflect changes in Fund shares as if each Reorganization had taken place on September 30, 2008.  The Selling Funds’ expenses were adjusted assuming the Acquiring Funds’ fee and expense structure was in effect for the twelve month period ended September 30, 2008 and for estimated reductions due to the elimination of duplicate expenses.  No adjustments to securities positions were required to present the pro forma financial statements.

Note 5 – Reorganization Costs

The Funds shall bear any expenses incurred in connection with the Plan and the transactions contemplated hereby, subject to applicable expense limitations.  Costs associated with a Reorganization generally include printing and mailing costs, solicitation costs, legal costs and costs paid to the Funds’ independent registered public accounting firm.  All Reorganization costs will be allocated to the Funds involved under each Plan on the basis of relative net assets.

Note 6 – Federal Income Taxes

Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains.  Accordingly, no provision has been made for federal income taxes.

Capital losses can generally be carried forward to each of the eight (8) taxable years succeeding the loss year to offset future capital gains.

The Reorganization of the Small Cap Fund into the TS&W Small Cap Value Fund will result in a more than 50% “change in ownership” of the Small Cap Fund, the smaller of the two Funds.  As a result, the capital loss carryovers (together with any current year loss and unrealized depreciation in value of investments, collectively referred to as “total capital loss carryovers”) of Small Cap Fund will be subject to an annual limitation for federal income tax purposes.  The tax basis capital loss carryovers, unrealized appreciation/depreciation in value for investments and aggregate net asset value of the Small Cap Fund as compared to the TS&W Small Cap Value Fund and the approximate annual limitation on the use of the Small Cap Fund ’s total capital loss carryovers following the Reorganization are as follows:

	Small Cap Fund	TS&W Small Cap Value Fund
Capital Loss Carryovers as of 3/31/08
Expiring 2011	$1.6 million
Total Capital Loss Carryovers	$1.6 million
Unrealized Appreciation (Depreciation) for tax purposes at 9/30/08	($1.1 million)	$4.4 million
Unrealized Appreciation (Depreciation) for tax purposes as Percentage of NAV at 9/30/08	(3.6%)	8.9%
Net Asset Value (NAV) at 9/30/08	$30.7 million	$49.6 million
Tax-Exempt Rate (November 2008)	4.94%
Annual Limitation (approximate) (1)	$1.5 million	N/A

(1)  The actual limitation will equal the aggregate net asset value of the Small Cap Fund on the closing date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation is increased by the amount of any built-in gain, i.e., unrealized appreciation in the value of investments of the Small Cap Fund on the closing date that is recognized in the taxable year.

Given the amount of this annual limitation relative to the amount of the Small Cap Fund’s total capital loss carryovers, this limitation may not be material.   However, whether this annual limitation is material will depend upon the facts at the time of closing of the Reorganization .

Note 7 – Litigation

In June 2004, Pilgrim Baxter & Associates, Ltd. (“PBA”, now known as Liberty Ridge), reached settlement agreements with respect to the market timing and selective disclosure actions filed by the SEC and New York Attorney General (“NYAG”). Under the NYAG settlement, if certain terms and undertakings in that settlement as described in the Trust’s Statement of Additional Information (“SAI”) are not met, the NYAG settlement stipulates that Liberty Ridge shall promptly terminate the sub-advisory services it provides to the Funds. In this event, the Trust’s Board would be required to seek a new sub-adviser for the Funds sub-advised by Liberty Ridge or consider other alternatives.

As part of the In Re Mutual Funds Investment Litigation pending in the U.S. District Court for the District of Maryland (the “MDL Court”), PBHG Funds (now known as Old Mutual Funds II), PBA, its affiliates, and/or certain related and unrelated parties have been named as defendants in a Class Action Suit (“Class Action Suit”) and a separate Derivative Suit (“Derivative Suit”) (together the “Civil Litigation”). The Civil Litigation consolidates and coordinates for pre-trial matters a number of individual class action suits and derivative suits based on similar claims, which previously had been filed against the PBHG Funds, PBA and/or certain related parties in other jurisdictions, and had been transferred to the MDL Court. Information on the previously filed suits is contained in the Trust’s SAI. Consolidated complaints in the Class Action and Derivative Suits were filed in the Civil Litigation on September 29, 2004 (MDL 1586).

The Civil Litigation and the previously filed suits are primarily based upon allegations that the defendants engaged in or facilitated market timing of the PBHG Funds, and also made selective disclosure of confidential portfolio information to certain defendants and other parties. The Civil Litigation alleges a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breaches of fiduciary duty; and (iii) false or misleading prospectus disclosure. The Civil Litigation requests compensatory and punitive damages. In addition, the Derivative Suit requests the removal of each of the Trustees, the removal of Liberty Ridge as investment adviser, the removal of PBHG Fund Distributors (now known as Old Mutual Investment Partners) as distributor, rescission of the management and other contracts between PBHG Funds and the defendants, and rescission of the PBHG Funds’ 12b-1 Plan.

On August 30, 2005, the State of West Virginia West Virginia Securities Division (the “WV Securities Division”) entered a cease and desist order (the “Order” and, together with the Civil Litigation, the “Litigation”) against PBA. PBHG Funds was not named in the Order. In the Order, the WV Securities Division alleged that PBA permitted short-term trading in excess of the PBHG Funds’ disclosed limitation of four exchanges per year and also provided confidential portfolio information to customers of a broker-dealer who used the information to market time the PBHG Funds. The WV Securities Division further alleges in the Order that the foregoing violated the West Virginia Securities Act (W. Va. Code §§ 32-1-101, et seq.) and is seeking that PBA cease and desist from further violation of the West Virginia Securities Act; pay restitution; disgorge fees; pay administrative and investigatory costs and expenses, including counsel fees; pay an administrative assessment; and other relief. It is possible that similar actions based on the same facts and circumstances may be filed in the future by other state agencies. Such other actions will be described in the SAI.

At this stage of the Litigation it is too early to assess the likely outcome of the Litigation, or success of any defenses each of the defendants may have to the claims. Any potential resolution of the Litigation may include, but not be limited to, judgments or settlements for damages against Liberty Ridge or any other named defendant. While it is currently too early to predict the result of the Litigation, the Adviser does not believe that the outcome of the Litigation will materially affect its ability to carry out its duty as investment adviser to the Portfolios. However, neither Liberty Ridge nor the Adviser is currently able to gauge the level of shareholder redemptions that may result from the news of the resolution of these pending lawsuits. Redemptions may require the Funds to sell investments to provide for sufficient liquidity, which could adversely impact the investment performance of the Funds.

PART C:  OTHER INFORMATION

Item 15.               Indemnification

The Agreement and Declaration of Trust of the Registrant includes the following:

ARTICLE VIII
LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 8.1.                      Limitation of Liability.  A Trustee or officer, when acting in such capacity, shall not be personally liable to any person for any act, omission or obligation of the Trust or any Trustee or officer; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee or officer against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust.

Section 8.2.                      Indemnification of Covered Persons.  Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act, the Bylaws and other applicable law.

Section 8.3.                      Indemnification of Shareholders.  In case any Shareholder or former Shareholder of the Trust shall be held to be personally liable solely by reason of his being or having been a Shareholder of the Trust or any Portfolio or Class and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable Portfolio, to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law.  The Trust, on behalf of the affected Portfolio, shall upon request by the Shareholder, assume the defense of any such claim made against the Shareholder for any act or obligation of that Portfolio.

The Bylaws of the Registrant include the following:

ARTICLE VIII

INDEMNIFICATION

Section 1.                      Indemnification.  For the purpose of this Section 1, “Trust” includes any domestic or foreign predecessor entity of this Trust in a merger, consolidation, or other transaction in which the predecessor’s existence ceased upon consummation of the transaction; “proceeding” means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative; and “expenses” includes without limitation attorney’s fees and any expenses of establishing a right to indemnification under this Section 1.

(a)           The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust) by reason of the fact that such person is or was a Covered Person, against expenses, judgments, fines and amounts paid in settlements actually and reasonably incurred by such person in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as a Covered Person, that his conduct was in the Trust’s best interests and (b) in all other cases, that his conduct was at least not opposed to the Trust’s best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe that his conduct was unlawful.  The termination of any proceeding by judgment, order or settlement shall not, of itself, create a presumption that the person did not meet the requisite standard of conduct set forth in this Section 1.  The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the person did not meet the requisite standard of conduct set forth in this Section 1.

(b)           The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by or in the right of the Trust to procure a judgment in its favor by reason of the fact that person is or was a Covered Person, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of such action or suit if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

(c)           Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Covered Person’s office with the Trust.

Section 2.                      Advance Payments of Indemnifiable Expenses.  To the maximum extent permitted by law, the Trust or applicable Portfolio may advance to a Covered Person, in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding, expenses for which the Covered Person would ultimately be entitled to indemnification; provided that the Trust or applicable Portfolio has received an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Portfolio if it is ultimately determined that he is not entitled to indemnification for such expenses, and further provided that (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust nor parties to the matter, or independent legal counsel in a written opinion shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification for such expenses.

Item 16.               Exhibits

(1)	Amended and Restated Agreement and Declaration of Trust. Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(a)	First Amendment to Amended and Restated Agreement and Declaration of Trust, as amended August 2, 2007. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(b)	Second Amendment to Amended and Restated Agreement and Declaration of Trust, as amended effective November 19, 2007. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(c)	Amended Schedule A to Agreement and Declaration of Trust, as amended December 9, 2008. Incorporated herein by reference to PEA No. 105 filed on December 9, 2008.

(2)	Amended and Restated Bylaws. Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(a)	Amendment No. 1 To Amended and Restated Bylaws. Filed herewith as an Exhibit .

(3)	Voting Trust Agreement – none.

(4)
(a)           A copy of the Plan of Reorganization to be adopted in connection with the reorganization of the Old Mutual Developing Growth Fund with and into the Old Mutual Strategic Small Company Fund is attached as Appendix I to the combined proxy statement and prospectus related to such reorganization and incorporated herein by reference.

(b)
A copy of the Plan of Reorganization to be adopted in connection with the reorganization of the Old Mutual Mid-Cap Fund with and into the Old Mutual TS&W Mid-Cap Value Fund is attached as Appendix I to the combined proxy statement and prospectus related to such reorganization and incorporated herein by reference.

(c)
A copy of the Plan of Reorganization to be adopted in connection with the reorganization of the Old Mutual Select Growth Fund with and into the Old Mutual Large Cap Growth Fund is attached as Appendix I to the combined proxy statement and prospectus related to such reorganization and incorporated herein by reference.

(d)
A copy of the Plan of Reorganization to be adopted in connection with the reorganization of the Old Mutual Small Cap Fund with and into the Old Mutual TS&W Small Cap Value Fund is attached as Appendix I to the combined proxy statement and prospectus related to such reorganization and incorporated herein by reference.

(5)	Instruments Defining Rights of Security Holders.

(a)	Articles II, VI, VII and IX of the Amended and Restated Agreement and Declaration of Trust. Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(b)	Article IV of the Amended and Restated Bylaws. Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(6)	Investment Advisory Agreement.

(a)	Management Agreement by and between Old Mutual Funds II and Old Mutual Capital, Inc. Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(i)	Amendment to Management Agreement between Old Mutual Funds II and Old Mutual Capital, Inc. Incorporated herein by reference to PEA No. 92 filed December 21, 2006.

(ii)	Amendment to Management Agreement between Old Mutual Funds II and Old Mutual Capital, Inc. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(b)
Investment Sub-Advisory Agreement by and among Old Mutual Funds II, on behalf of Old Mutual TS&W Small Cap Value Fund, Old Mutual Capital, Inc. and Thompson, Siegel & Walmsley LLC.  Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(c)
Investment Sub-Advisory Agreement by and among Old Mutual Funds II, on behalf of the Old Mutual TS&W Mid-Cap Value Fund, Old Mutual Capital, Inc. and Thompson, Siegel & Walmsley LLC.  Incorporated herein by reference to PEA No. 96 filed on June 4, 2007.

(d)
Investment Sub-Advisory Agreement by and among Old Mutual Funds II, on behalf of the Old Mutual Developing Growth Fund and Old Mutual Strategic Small Company Fund, Old Mutual Capital, Inc. and Copper Rock Capital Partners LLC.  Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(e)
Investment Sub-Advisory Agreement by and among Old Mutual Funds II, on behalf of the Old Mutual Small Cap Fund and Old Mutual Strategic Small Company Fund, Old Mutual Capital, Inc. and Eagle Asset Management, Inc.  Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(f)
Investment Sub-Advisory Agreement by and among Old Mutual Funds II, on behalf of the Old Mutual Mid-Cap Fund, Old Mutual Small Cap Fund, Old Mutual Focused Fund and Old Mutual Strategic Small Company Fund, Old Mutual Capital, Inc. and Liberty Ridge Capital, Inc.  Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(i)
Amendment to Investment Sub-Advisory Agreement by and among Old Mutual Funds II, on behalf of the Old Mutual Mid-Cap Fund, Old Mutual Small Cap Fund, Old Mutual Focused Fund and Old Mutual Strategic Small Company Fund, Old Mutual Capital, Inc. and Liberty Ridge Capital, Inc.  Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(g)
Investment Sub-Advisory Agreement by and among Old Mutual Funds II, on behalf of the Old Mutual Growth Fund, Old Mutual Large Cap Growth Fund, and Old Mutual Select Growth Fund, Old Mutual Capital, Inc. and Turner Investment Partners, Inc.  Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(i)
Amendment to Investment Sub-Advisory Agreement by and among Old Mutual Funds II, on behalf of the Old Mutual Growth Fund, Old Mutual Large Cap Growth Fund, and Old Mutual Select Growth Fund, Old Mutual Capital, Inc. and Turner Investment Partners, Inc.  Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(h)
Investment Sub-Advisory Agreement by and among Old Mutual Funds II, on behalf of the Old Mutual Select Growth Fund and the Old Mutual Large Cap Growth Fund, Old Mutual Capital, Inc. and Ashfield Capital Partners, LLC.  Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(i)
Amendment to Investment Sub-Advisory Agreement by and among Old Mutual Funds II, on behalf of the Old Mutual Select Growth Fund and the Old Mutual Large Cap Growth Fund, Old Mutual Capital, Inc. and Ashfield Capital Partners, LLC.  Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(7)	Distribution Agreement.

(a)	Executed Distribution Agreement dated July 8, 2004 by and between the Registrant and Old Mutual Investment Partners. Incorporated herein by reference to PEA No. 77 filed on October 19, 2004.

(b)	Second Amendment to the Distribution Agreement dated July 8, 2004, as amended November 1, 2006. Incorporated herein by reference to PEA No. 92 filed December 21, 2006.

(c)	Third Amendment to the Distribution Agreement dated July 8, 2004, as amended June 4, 2007. Incorporated herein by reference to PEA No. 96 filed on June 4, 2007.

(d)	Fourth Amendment to the Distribution Agreement dated July 8, 2004, as amended November 19, 2007. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(e)	Fifth Amendment to the Distribution Agreement dated July 8, 2004, as amended April 25, 2008. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(8)	Not Applicable.

(9)	Custody Agreement.

(a)
Custody Agreement, entered into as of November 1, 2007 with effective dates as indicated on Schedule II thereto, by and between the Registrant and The Bank of New York.  Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(b)
Foreign Custody Manager Agreement, entered into as of November 1, 2007 with an effective date of December 10, 2007, by and between the Registrant and The Bank of New York.  Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(10)	Plan under Rule 12b-1 and Rule 18f-3 Multiple Class Plan.

(a)	Distribution Plan under Rule 12b-1 with respect to the Class A Shares. Incorporated herein by reference to PEA No. 63 filed on August 1, 2003.

(i)	Amendment dated May 9, 2007 to Schedule A of Distribution Plan under Rule 12b-1 with respect to the Class A Shares. Incorporated herein by reference to PEA No. 94 filed on May 14, 2007.

(ii)	Amendment dated June 4, 2007 to Schedule A of Distribution Plan under Rule 12b-1 with respect to Class A shares. Incorporated herein by reference to PEA No. 96 filed on June 4, 2007.

(iii)	Amendment dated April 25, 2008 to Schedule A of Distribution Plan under Rule 12b-1 with respect to Class A shares. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(b)	Distribution Plan under Rule 12b-1 with respect to the Class C Shares. Incorporated herein by reference to PEA No. 63 filed on August 1, 2003.

(i)	Amendment dated May 9, 2007 to Schedule A of Distribution Plan under Rule 12b-1 with respect to the Class C Shares. Incorporated herein by reference to PEA No. 94 filed on May 14, 2007.

(ii)	Amendment dated June 4, 2007 to Schedule A of Distribution Plan under Rule 12b-1 with respect to Class C shares. Incorporated herein by reference to PEA No. 96 filed on June 4, 2007.

(iii)	Amendment dated April 25, 2008 to Schedule A of Distribution Plan under Rule 12b-1 with respect to Class C shares. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(c)	Rule 18f-3 Multiple Class Plan dated July 30, 2003. Incorporated herein by reference to PEA No. 94 filed on May 14, 2007.

(i)	Amendment to Rule 18f-3 Multiple Class Plan dated July 30, 2003, as amended April 23, 2007. Incorporated herein by reference to PEA No. 96 filed on June 4, 2007.

(ii)	Amendment to Rule 18f-3 Multiple Class Plan dated July 30, 2003, as amended November 19, 2007. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(iii)	Amendment to Rule 18f-3 Multiple Class Plan dated July 30, 2003, as amended May 21, 2008. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(11)	Opinions of Stradley Ronon Stevens & Young, LLP, regarding validity of shares and related consents . Filed herewith as an Exhibit.

(12)	Opinions of Stradley Ronon Stevens & Young, LLP, regarding tax matters and related consents to be filed by post-effective amendment.

(13)	Other Material Contracts.

(a)
Fund Sub-Administration and Accounting Agreement, entered into as of November 1, 2007 with effective dates as indicated on Exhibit A thereto, by and between Old Mutual Capital, Inc. and The Bank of New York.  Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(b)	Amended and Restated Agency Agreement dated March 1, 2008. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(i)
Amended Exhibit A dated April 25, 2008 to the Amended and Restated Agency Agreement dated March 1, 2008 between the Registrant and DST Systems, Inc .  Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(ii)
Amendment dated September 17, 2008 to the Amended and Restated Agency Agreement dated March 1, 2008 between the Registrant and DST Systems, Inc.  Incorporated herein by reference to PEA No. 105 filed on December 9, 2008.

(c)	Amended and Restated Expense Limitation Agreement between Old Mutual Capital, Inc. and the Registrant. Incorporated herein by reference to PEA No. 92 filed December 21, 2006.

(i)
Amendment dated May 9, 2007 to the Amended and Restated Expense Limitation Agreement dated December 21, 2006 between Old Mutual Capital, Inc. and the Registrant.  Incorporated herein by reference to PEA No. 96 filed on June 1, 2007.

(ii)
Amendment dated December 9, 2008 to the Amended and Restated Expense Limitation Agreement dated December 21, 2006 between Old Mutual Capital, Inc. and the Registrant .   Incorporated herein by reference to PEA No. 105 filed on December 9, 2008.

(d)	Expense Limitation Agreement between the Registrant and Old Mutual Capital, Inc. dated January 23, 2008. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(i)
Amendment dated May 21, 2008 to the Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(ii)
Amendment dated December 9, 2008 to the Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No. 105 filed on December 9, 2008.

(e)
Expense Limitation Agreement between the Registrant, on behalf of the Old Mutual TS&W Mid-Cap Value Fund and Old Mutual Capital, Inc. dated June 4, 2007.  Incorporated herein by reference to PEA No. 96 filed on June 4, 2007.

(i)
Amendment to the Expense Limitation Agreement between the Registrant, on behalf of the Old Mutual TS&W Mid-Cap Value Fund and Old Mutual Capital, Inc. dated June 4, 2007.  Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(f)
Extended Expense Limitation Agreement between the Registrant, on behalf of the Old Mutual TS&W Mid-Cap Value Fund, and Old Mutual Capital, Inc., dated June 4, 2007.  Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(g)
Extended Expense Limitation Agreement between the Registrant, on behalf of each Fund except the Old Mutual TS&W Mid-Cap Value Fund, the Old Mutual Advantage Growth Fund, the Old Mutual Barrow Hanley Core Bond Fund, the Old Mutual Dwight High Yield Fund, and the Old Mutual Discover Value Fund, and Old Mutual Capital, Inc. dated June 4, 2007.  Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(i)
Amended Schedule A, dated November 19, 2007, to Extended Expense Limitation Agreement dated June 4, 2007 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(h)
Amended and Restated Extended Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(i)
Amendment dated December 9, 2008 to the Amended and Restated Extended Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No. 105 filed on December 9, 2008.

(i)	Service Plan for the Registrant’s Class A and Class C Shares. Incorporated herein by reference to PEA No. 63 filed on August 1, 2003.

(14)	Consent of Independent Registered Public Accounting Firm. Filed herewith as an Exhibit.

(15)	Not applicable.

(16)	Trustees’ Power of Attorney. Incorporated herein by reference to PEA No. 93 filed on March 16, 2007.

(17)	(a)	Code of Ethics of Registrant. Incorporated herein by reference to PEA No. 79 filed on May 13, 2005.

(b)	Proxy Cards, filed herewith as an Exhibit.

Item 17.               Undertakings

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant undertakes to file an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus in a post-effective amendment to this registration statement.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Denver, and State of Colorado, on the 15th day of November, 2008.

OLD MUTUAL FUNDS II
Registrant

By:	/s/ Julian F. Sluyters
Julian F. Sluyters
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date

/s/ John R. Bartholdson	*	Trustee	November 15, 2008
John R. Bartholdson

/s/ Jettie M. Edwards	*	Trustee	November 15, 2008
Jettie M. Edwards

/s/ Albert A. Miller	*	Trustee	November 15, 2008
Albert A. Miller

/s/ Leigh A. Wilson	*	Trustee	November 15, 2008
Leigh A. Wilson

/s/ Thomas M. Turpin	*	Trustee	November 15, 2008
Thomas M. Turpin

/s/ Julian F. Sluyters		President and Principal	November 15, 2008
Julian F. Sluyters		Executive Officer

/s/ Robert T. Kelly		Treasurer and Principal	November 15, 2008
Robert T. Kelly		Financial Officer

*By:	/s/ Andra C. Ozols
Andra C. Ozols
Attorney-in-Fact, pursuant to a power of attorney

OLD MUTUAL FUNDS II

INDEX TO EXHIBITS

Exhibit No.:	Exhibit

16.2.a	First Amendment to Bylaws

16.11	Opinions of Counsel

16.14	Consent of Independent Registered Public Accounting Firm

16.17.b	Proxy Cards